================================================================================
                                                      33' Act File No. 333-43639
                                                       40' Act File No. 811-8351

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-6

                REGISTRATION UNDER THE SECURITIES ACT OF 1933 |_|

                       PRE-EFFECTIVE AMENDMENT NO. ___                  |_|


                       POST-EFFECTIVE AMENDMENT NO. 14                  |X|


                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  |_|


                              AMENDMENT NO. 14                          |X|

                        (Check appropriate box or boxes.)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                           (Exact Name of Registrant)
                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111


      PATRICIA R. HATLER, ESQ.               With Copies To:
      SECRETARY                              JOHN S. (SCOTT) KREIGHBAUM, ESQ.
      ONE NATIONWIDE PLAZA                   MICHAEL R. MOSER, ESQ.
      COLUMBUS, OHIO 43215-2220              ONE NATIONWIDE PLAZA, 1-09-V3
      (Name and Address of Agent             COLUMBUS, OHIO 43215-2220
             for Service)

     Approximate Date of Proposed Public Offering: MAY 1, 2003

     It is proposed that this filing will become effective (check appropriate box)


        |_| Immediately upon filing pursuant to paragraph (b)

        |X| On May 1, 2003 pursuant to paragraph (b)

        |_| 60 days after filing pursuant to paragraph (a)(1)

        |_| On (date) pursuant to paragraph (a)(1) of Rule 485.


     If appropriate, check the following box:

        |X| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

      CORPORATE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                    Issued By
                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                                     Through
                        NATIONWIDE VL SEPARATE ACCOUNT-C
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                   The Date Of This Prospectus Is May 1, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                PLEASE KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Variable life insurance is complex, and this prospectus is designed to help you become as fully informed as possible in making your decision to purchase or not purchase the variable life policy it describes. Prior to your purchase, we encourage you to take the time you need to understand the policy, its potential benefits and risks, and how it might or might not benefit you. You should use this prospectus to compare the benefits and risks of this policy versus those of other life insurance policies and alternative investment instruments.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Please read this entire prospectus and consult with a financial adviser. If you have policy specific questions or need additional information, contact us. Also, contact us for free copies of the prospectuses for the mutual funds available under the policy.

============================== ======================

 TELEPHONE: 1-800-547-7548
       TDD: 1-800-238-3035

 U.S. MAIL: Nationwide Life and Annuity Insurance Company
            One Nationwide Plaza, RR1-04-D4
            Columbus, OH 43215-2220
============================== ======================

--------------------------------------------------------- ----------------------
--------------------------------------------------------------------------------

PLEASE UNDERSTAND THAT THE POLICY TERMS WILL GOVERN THE WAY THE POLICY WORKS AND ALL RIGHTS AND OBLIGATIONS.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
             -------------------------------------------------------------------
             THIS POLICY IS NOT: FDIC INSURED; A BANK DEPOSIT; AVAILABLE IN EVERY STATE; OR INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY.
             -------------------------------------------------------------------
             -------------------------------------------------------------------
             THIS POLICY MAY DECREASE IN VALUE TO THE POINT OF BEING VALUELESS.
             -------------------------------------------------------------------

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The purpose of this policy is to provide life insurance protection for the beneficiary you name. IF YOUR PRIMARY NEED IS NOT LIFE INSURANCE PROTECTION, THEN PURCHASING THIS POLICY MAY NOT BE IN YOUR BEST INTEREST. We make no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

In thinking about buying this policy to replace existing life insurance, please carefully consider its advantages versus those of the policy you intend to replace, as well as any replacement costs. As always, consult your financial adviser.

Not all terms, conditions, benefits, programs, features and investment options are available or approved for use in every state.

                           TABLE OF CONTENTS

TABLE OF CONTENTS..........................................3

IN SUMMARY: POLICY BENEFITS................................5

APPENDIX A DEFINES CERTAIN WORDS AND PHRASES
WE USE IN THIS PROSPECTUS..................................5

IN SUMMARY: POLICY RISKS...................................6

IN SUMMARY: VARIABLE UNIVERSAL LIFE INSURANCE
AND THE POLICY ........................................... 8

IN SUMMARY: FEE TABLES....................................10

THE POLICY................................................14

   Policy Owner Rights....................................14

   The Beneficiary........................................14

   To Purchase............................................15

   Coverage...............................................15

   Coverage Effective Date................................15

   To Cancel (Examination Right)..........................15

   To Change Coverage.....................................15

   Sub-Account Portfolio Transfers........................16

   Fixed Account Transfers................................16

   Modes To Effect A Transfer.............................17

   To Irrevocably Transfer Cash Value Or..................17
        Exchange The Policy

   To Terminate Or Surrender..............................17

   To Assign..............................................18

   Proceeds Upon Maturity.................................18

   Reports And Illustrations..............................18

   Errors Or Misstatements................................19

   Incontestability.......................................19

   If We Modify The Policy................................19

RIDERS....................................................19

   Change Of Insured Rider................................19

   Additional (insurance) Protection Rider................19

PREMIUM...................................................20

   Initial Premium........................................20

   Subsequent Premiums....................................20

CHARGES...................................................21

   Premium Load (Charge)..................................22

   Partial Surrender Fee..................................22

   Cost Of Insurance......................................23

   Mortality And Expense Risk.............................23

   Administrative.........................................23

   Policy Loan Interest...................................23

   Additional Protection Rider............................24

TO ALLOCATE PREMIUM AND SUB-ACCOUNT VALUATION.............24

   Variable Investment Options............................24

   The Fixed Investment Option............................24

   Allocation Of Premium And Cash Value...................25

   When Sub-Account Units Are Valued......................25

   How Investment Experience Is Determined................25

   Cash Value.............................................26

   Dollar Cost Averaging..................................27

THE DEATH BENEFIT.........................................27

   Calculation Of The Death Benefit Proceeds..............27

   Death Benefit Options..................................28

   The Minimum Required Death Benefit.....................29

   Changes In The Death Benefit Option....................29

   Suicide................................................30

SURRENDERS................................................30

   Full Surrender.........................................30

   Other Amounts Paid At Surrender........................30

   Partial Surrender......................................31

   Reduction Of Specified Amount On A Partial Surrender...31

THE PAYOUT OPTIONS........................................32

   Interest Income........................................32

   Income For A Fixed Period..............................32

   Life Income With Payments Guaranteed...................32

   Fixed Income For Varying Periods.......................33

   Joint And Survivor Life................................33

   Alternate Life Income..................................33

POLICY LOANS..............................................33

   Loan Amount And Interest...............................33

   Collateral.............................................34

   Repayment..............................................34

   Effect Of Loans........................................34

LAPSE.....................................................34

   Grace Period...........................................34

   Reinstatement..........................................35

TAXES.....................................................35

   Types Of Taxes Of Which To Be Aware....................35

   Buying The Policy......................................36

   Investment Gain In The Policy..........................36

   Periodic Withdrawals, Non-Periodic Withdrawals.........37
        And Loans
   Surrender Of The Policy................................38

   Withholding............................................38

   Exchanging The Policy For Another Life Insurance Policy38

   Taxation Of Death Benefits.............................39

   Special Considerations for Corporations................39

   Taxes And The Value Of Your Policy.....................40

   Tax Changes............................................40

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY.............41

NATIONWIDE VL SEPARATE ACCOUNT-C..........................41

   Organization, Registration And Operation...............41

   Addition, Deletion, Or Substitution Of Mutual Funds....42

   Voting Rights..........................................42

LEGAL PROCEEDINGS.........................................42

   Nationwide Life And Annuity Insurance Company..........42

   Nationwide Investment Services Corporation.............44

FINANCIAL STATEMENTS......................................44

APPENDIX A: DEFINITIONS..................................A-1

APPENDIX B: SUB-ACCOUNT PORTFOLIOS.......................B-1

                           IN SUMMARY: POLICY BENEFITS


     Appendix A defines certain words and phrases we use in this prospectus.

DEATH BENEFIT

The primary benefit of your policy is life insurance coverage. While the policy is In Force, we will pay the Proceeds to your beneficiary when the Insured dies.



YOUR CHOICE OF DEATH BENEFIT OPTIONS

|X| Option One is THE GREATER OF the Specified Amount OR the minimum required Death Benefit under federal tax law.

|X| Option Two is THE GREATER OF the Specified Amount plus the Cash Value OR the minimum required Death Benefit under federal tax law.

|X| Option Three is THE GREATER OF the Specified Amount plus accumulated Premium payments (less any partial surrenders) OR the minimum required Death Benefit under federal tax law.


For more information, see "Death Benefit Options," beginning on page 28.

YOUR OR YOUR BENEFICIARY'S CHOICE OF POLICY PROCEEDS

You or your beneficiary may choose to receive the Policy Proceeds in a lump sum, or there are a variety of options that will pay out over time. For more information, see "The Payout Options," beginning on page 32.

COVERAGE FLEXIBILITY

Subject to conditions, you may choose to:

|X|  Change the Death Benefit option;

|X|  Increase or decrease the Specified Amount;

|X|  Change your beneficiaries; and

|X|  Change who owns the policy.

For more information, see: "Changes In The Death Benefit Option," beginning on page 29; "Reduction Of Specified Amount On A Partial Surrender," beginning on page 31; "The Beneficiary," beginning on page 14; and "Policy Owner Rights," beginning on page 14.

ACCESS TO CASH VALUE

Subject to conditions, you may choose to borrow against, or withdraw, the Cash Value of your policy:

|X| Take a policy loan of an amount no greater than 90% of the Sub-Account portfolios PLUS 100% of the Fixed Account MINUS 10% of the loan account immediately prior to the policy loan

|X|  The minimum amount is $500.

For more information, see "Loan Amount And Interest," beginning on page 33.

|X| Take a partial surrender of no less than $500. For more information, see "Partial Surrender," beginning on page 31.

|X| Surrender the policy at any time while the Insured is alive. The Cash Surrender Value will be the Cash Values of the Sub-Account portfolios and fixed account, less any policy loans. You may choose to receive the Cash Surrender Value in a lump sum, or you will have available the same payout options as if it constituted a Death Benefit. For more information, see "Full Surrender," beginning on page 30 and "The Payout Options" beginning on page 32.

PREMIUM FLEXIBILITY

You will not be required to make your Premium payments according to a schedule. Within limits, you may vary the frequency and amount, and you might even be able to skip needing to make a Premium payment. For more information, see "Premium," beginning on page 20.


INVESTMENT OPTIONS

You may choose to allocate your Premiums after charges to the fixed or variable investment options:

|X| The fixed investment option will earn interest daily at an annual effective rate no less than the stated interest crediting rate on the Policy Data Page.

|X| The variable investment options constitute the limitedly available mutual funds, and we have divided Nationwide VL Separate Account-C into a number of Sub-Account portfolios, identified in Appendix B, to account for your allocations. Your Investment Experience will depend on the market performance of the Sub-Account portfolios you have chosen.


For more information, see "Variable Investment Options," beginning on page 24 and "Appendix B: Sub-Account Portfolios," beginning on page B-1.

TRANSFERS BETWEEN AND AMONG INVESTMENT OPTIONS

You may transfer between the fixed and variable investment options, subject to conditions. You may transfer among the Sub-Account portfolios of the variable investment option within limits. For more information, see "Sub-Account Portfolio Transfers," beginning on page 16. We also offer dollar cost averaging, an automated investment strategy that spreads out transfers over time to try to reduce the investment risks of market fluctuations. For more information, see "Dollar Cost Averaging," beginning on page 27.

TAXES

Unless you make a withdrawal, generally, you will not be taxed on any earnings. This is known as tax deferral. For more information, see "The Minimum Required Death Benefit," beginning on page 29. Also, your beneficiary generally will not have to account for the Death Benefit Proceeds as taxable income. For more information, see "Taxes," beginning on page 35.

ASSIGNMENT

You may assign the policy as collateral for a loan or another obligation while the Insured is alive. For more information, see "To Assign," beginning on page 18.

EXAMINATION RIGHT

For a limited time, you may cancel the policy, and you will receive a refund. For more information, see "To Cancel (Examination Right)," beginning on page 15.

RIDERS

You may purchase any of the available Riders. Availability will vary by state, and there may be an additional charge for the Additional (insurance) Protection Rider.

|X|  Change Of Insured Rider (There is no charge for this Rider.)

|X|  Additional (insurance) Protection Rider

For more information, see "Riders," beginning on page 19.


                            IN SUMMARY: POLICY RISKS

IMPROPER USE

Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. You will incur fees at the time of purchase that may than more than offset any favorable Investment Experience. As this may be particularly true early on, you should not purchase the policy if you expect that you will need to access its Cash Value in the near future.

UNFAVORABLE INVESTMENT RETURN

The variable investment options to which you have chosen to allocate Net Premium may not generate a sufficient, let alone a positive, return, especially after the deductions for policy and Sub-Account portfolio charges. Investment Experience will impact the cash value, and poor Investment Experience (in conjunction with your flexibility to make changes to the policy and deviate from your chosen premium payment plan) could cause the Cash Value of your policy to decrease, resulting in a Lapse of insurance coverage sooner than might have been foreseen.


EFFECT OF PARTIAL SURRENDERS AND LOANS ON INVESTMENT RETURNS


Partial surrenders or policy loans may accelerate a Lapse because these amounts will no longer be available to generate any investment return. A partial surrender will reduce the amount of Cash Value allocated among the Sub-Account portfolios you have chosen, and to the fixed account, too, if there is not enough Cash Value in the Sub-Account portfolios. As collateral for a policy loan, we will transfer an equal amount of Cash Value to the policy loan account, which will also reduce the Cash Value allocated between and among your chosen investment options. Thus, the remainder of your policy's Cash Value is all that would be available to generate an investment return sufficient to cover policy and Sub-Account portfolio charges and keep the policy In Force, at least until you repay the loan or make another Premium payment. There will always be a Grace Period, and the opportunity to reinstate insurance coverage. Under certain circumstances, however, the policy could terminate without value, and insurance coverage would cease.


REDUCTION OF THE DEATH BENEFIT

A partial surrender or a policy loan could impact the policy's Death Benefit, depending on how the Death Benefit in effect at the time of the Insured's death relates to the policy's Cash Value.


ADVERSE TAX CONSEQUENCES

Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's cash value and the exclusion from taxable income of the Proceeds we pay to the policy's beneficiaries. Also, not all policies are afforded the same tax treatment. For more information, see "Periodic Withdrawals, Non-Periodic Withdrawals And Loans," beginning on page 37. For example, distributions from the policy may be taxed differently. Special rules will apply for a policy that is considered a "modified endowment contract," including that a 10% penalty tax may be imposed on distributions, including any policy loan. In addition, there are federal estate and gift taxes, and state and local taxes, with which you should be aware. You should consult a qualified tax advisor on all tax matters involving your policy

FIXED ACCOUNT TRANSFER RESTRICTIONS AND LIMITATIONS

You may transfer Cash Value to or from the fixed account so long as you make the request after the first year from the Policy Date. Then, we will honor a transfer request from the fixed account that is made within 30 days of the end of a calendar quarter, but not within 12 months of a previous request. We may also limit what percentage of Cash Value you will be permitted to transfer to or from the fixed account.


SUB-ACCOUNT PORTFOLIO INVESTMENT RISK

A comprehensive discussion of the risks of the mutual funds held by each Sub-Account portfolio may be found in that mutual fund's prospectus. You should read the mutual fund's prospectus carefully before investing.

          IN SUMMARY: VARIABLE UNIVERSAL LIFE INSURANCE AND THE POLICY

VARIABLE UNIVERSAL LIFE INSURANCE, IN GENERAL, MAY BE IMPORTANT TO YOU IN TWO WAYS.

|X|  It will provide economic protection to a beneficiary.

|X|  It may build Cash Value.

Why would you want to purchase this type of life insurance? How will you allocate the Net Premium among the variable investment options and the fixed investment options? Your reasons and decisions will affect the insurance and Cash Value aspects.

While variable universal life insurance is designed primarily to provide life insurance protection, the Cash Value of a policy will be important to you in that it may impair (with poor investment results) or enhance (with favorable investment results) your ability to pay the costs of keeping the insurance In Force.

Apart from the life insurance protection features, you will have an interest in maximizing the value of the policy as a financial asset.

IT IS SIMILAR TO, BUT ALSO DIFFERENT FROM, UNIVERSAL LIFE INSURANCE.

|X|  You will pay Premiums for life insurance coverage on the Insured.

|X| The policy will provide for the accumulation of a Cash Surrender Value if you were to surrender it at any time while the Insured is alive.

|X| The Cash Surrender Value could be substantially lower than the Premiums you have paid. What makes the policy different from universal life insurance is your opportunity to allocate Premiums after charges to the Sub-Account portfolios you have chosen. Also, this policy's cash value will vary depending on the market performance of the Sub-Account portfolios, and you will bear this risk.

FROM THE TIME WE ISSUE THE POLICY THROUGH THE INSURED'S DEATH, HERE IS A BASIC OVERVIEW. ( PLEASE READ THE REMAINDER OF THIS PROSPECTUS FOR THE DETAILS.)


|X| At issue, the policy will require a minimum initial Premium payment.


     Among other considerations, this amount will be based on: the Insured's age; the underwriting class; any substandard ratings; the Specified Amount; and the choice of a Rider.


|X| At the time of a Premium payment, we will deduct some charges. We call these charges transaction fees. |X| You will then be able to allocate the Premium net of transaction fees, or Net Premium, between and among a fixed and the variable investment options.


|X| From the policy's Cash Value, on a periodic basis, we will deduct other charges to help cover the mortality risks we assumed, and the sales and administrative costs. We call these charges periodic charges other than Sub-Account portfolio operating expenses.


|X|  You may be able to vary the timing and amount of Premium payments.


     So long as there is enough Cash Surrender Value to cover the policy's periodic charges as they come due, the policy will remain In Force.

|X| After the first policy year, you may request to increase or decrease the policy's Specified Amount.

     This flexibility will allow you to adjust the policy to meet your changing needs and circumstances, subject to: additional underwriting (for us to evaluate an increase of risk); confirmation that the policy's tax status is not jeopardized; and confirmation that the minimum and maximum insurance amounts remain met.

|X| The policy will pay a Death Benefit to the beneficiary. You have a choice of one of three options.

     As your insurance needs change, you may be able to change Death Benefit options, rather than buying a new policy, or terminating this policy.

|X| Prior to the Insured's death, you may withdraw all, or a portion (after the first policy year), of the policy's Cash Surrender Value. Or you may borrow against the Cash Surrender Value.


     Withdrawals and loans are subject to restrictions, may reduce the Death Benefit and increase the likelihood of the policy lapsing. There also could be adverse tax consequences.

                             IN SUMMARY: FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.


FOR MORE INFORMATION, SEE "Charges," BEGINNING ON PAGE 21.

====================================================================================================================================
                                                     TRANSACTION FEES (CHARGE)
====================================================================================================================================
====================== ================= ===========================================================================================
       CHARGE          WHEN CHARGE IS                                              AMOUNT
                           DEDUCTED                                 (DEDUCTED FROM EACH PREMIUM PAYMENT)
---------------------- ----------------- -------------------------------------------------------------------------------------------
---------------------- ----------------- -------------------------------------------------------------------------------------------
    PREMIUM LOAD        Upon Making A                                     Maximum Guaranteed Charge

  (Charge) (1), (2)    Premium Payment                                    9.00% Of Premium Payments


                                         -------------------------------------------------------------------------------------------
---------------------------------------- -------------------------------------------------------------------------------------------

                                         -------------------------------------------------------------------------------------------
                                         -------------------------------------------------------------------------------------------

---------------------------------------- -------------------------------------------------------------------------------------------
---------------------------------------- -------------------------------------------------------------------------------------------

---------------------------------------- -------------------------------------------------------------------------------------------
---------------------------------------- -------------------------------------------------------------------------------------------

---------------------------------------- -------------------------------------------------------------------------------------------
---------------------------------------- -------------------------------------------------------------------------------------------

---------------------------------------- -------------------------------------------------------------------------------------------
---------------------------------------- -------------------------------------------------------------------------------------------

---------------------------------------- -------------------------------------------------------------------------------------------
---------------------------------------- -------------------------------------------------------------------------------------------

---------------------------------------- -------------------------------------------------------------------------------------------
---------------------- ----------------- -------------------------------------------------------------------------------------------

  PARTIAL SURRENDER      Upon Partial                                     Maximum Guaranteed Charge
       Fee(3)             Surrender                                                  $25

---------------------- ----------------- -------------------------------------------------------------------------------------------
---------------------- ----------------- -------------------------------------------------------------------------------------------
                                                                               Current Charge
                                                                                      0
---------------------- ----------------- -------------------------------------------------------------------------------------------


(1)We deduct one charge upon purchase composed of a charge intended to partially recoup costs associated with the sale of the policy as well as Premium taxes. The actual amount a taxing authority assesses may not equal the Premium taxes charged. We may profit from this charge.

(2) The maximum guaranteed charge is reduced to 5.5% of Premium payment starting with the seventh year from the Policy Date. Currently, the charges for policies vary according to the time of purchase, the amount of the Additional

Protection Rider, and amount of annual Premium. For more information, see "Premium Load (Charge)" beginning on page 22.

(3) The charge is the lesser of $25 or 2% of the dollar amount of a partial surrender amount.


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES.

====================================================================================================================================
                            PERIODIC CHARGES OTHER THAN SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES
====================================================================================================================================
                                             When Charge
Charge                                       Is Deducted                                        Amount
------------------------------------------------------------------------------------------------------------------------------------

     COST OF INSURANCE(4), (5)                  Monthly                   Minimum              Maximum          Representative (6)

  Representative - For An Issue Age                                   $0.03 per month      $83.33 per month      $0.31 per month
   40, Non-tobacco, in the tenth
      policy year, issued on a
 short-form, non-medical basis and                                      Per $1,000 Of Net Amount at Risk - Deducted Proportionately
      Death Benefit Option One                                          From Your Chosen Variable And Fixed Investment Options
------------------------------------- ----------------------------- -------------------- -------------------- ----------------------
------------------------------------- ----------------------------- -------------------- -------------------- ----------------------

------------------------------------- ----------------------------- -------------------- -------------------- ----------------------
------------------------------------- ----------------------------- ----------------------------------------------------------------


------------------------------------- ----------------------------- ----------------------------------------------------------------
------------------------------------- ----------------------------- -------------------- -------------------- ----------------------

------------------------------------- ----------------------------- -------------------- -------------------- ----------------------
------------------------------------- ----------------------------- -------------------- -------------------- ----------------------

------------------------------------- ----------------------------- -------------------- -------------------- ----------------------
------------------------------------- ----------------------------- ----------------------------------------------------------------

------------------------------------- ----------------------------- ----------------------------------------------------------------
------------------------------------- ----------------------------- -------------------- -------------------- ----------------------

   MORTALITY AND EXPENSE RISK(7)         Daily Based on Annual                           Maximum Guaranteed         Currently

                                              Percentages
------------------------------------- ----------------------------- -------------------- -------------------- ----------------------
------------------------------------- ----------------------------- -------------------- -------------------- ----------------------

                                                                                            0.75% of Cash      0.40% of Cash Value
                                                                                           Value Per Year           Per Year

------------------------------------- ----------------------------- -------------------- -------------------- ----------------------
------------------------------------- ----------------------------- -------------------- -------------------- ----------------------

------------------------------------- ----------------------------- -------------------- -------------------- ----------------------
------------------------------------- ----------------------------- -------------------- -------------------- ----------------------

------------------------------------- ----------------------------- -------------------- -------------------- ----------------------
------------------------------------- ----------------------------- ----------------------------------------------------------------
                                                                    Annual Percentages - Deducted Proportionately From Your Chosen
                                                                                      Variable Investment Options
------------------------------------- -----------------------------
------------------------------------- ----------------------------- ----------------------------------------------------------------

      POLICY LOAN INTEREST (8)          Annually (Accrues Daily)                          Maximum Guaranteed


------------------------------------- -----------------------------
------------------------------------- -----------------------------

                                                                                   3.75% Of The Policy Loan Balance

------------------------------------- ----------------------------- ----------------------------------------------------------------
------------------------------------- -----------------------------
                                                                                             Current Rates

                                                                                   3.70% Of The Policy Loan Balance

------------------------------------- ----------------------------- ----------------------------------------------------------------
------------------------------------- ----------------------------- ----------------------------------------- ----------------------

------------------------------------- ----------------------------- ----------------------------------------- ----------------------
------------------------------------- ----------------------------- ----------------------------------------- ----------------------

------------------------------------- ----------------------------- ----------------------------------------- ----------------------
------------------------------------- ----------------------------- ----------------------------------------- ----------------------

------------------------------------- ----------------------------- ----------------------------------------- ----------------------
------------------------------------- ----------------------------- ----------------------------------------------------------------
                                                                                   On Balance of Policy Indebtedness
------------------------------------- ----------------------------- ----------------------------------------------------------------
------------------------------------- ----------------------------- ------------------------------- --------------------------------
           ADMINISTRATIVE                       Monthly                   Maximum Guaranteed                   Currently
------------------------------------- ----------------------------- ------------------------------- --------------------------------
------------------------------------- -----------------------------
                                                                            $10 per month                    $5 per month
------------------------------------- ----------------------------- ------------------------------- --------------------------------
------------------------------------- ----------------------------- ----------------------------------------------------------------
                                                                     Deducted Proportionately From Your Chosen Variable And Fixed
                                                                                          Investment Options
------------------------------------- ----------------------------- ----------------------------------------------------------------
------------------------------------- ----------------------------- --------------------- -------------------- ---------------------

  ADDITIONAL PROTECTION (insurance)            Monthly                   Minimum               Maximum         Representative(12)
  RIDER (9), (10), (11)
  Representative - For An Issue Age
  40 Non-tobacco, in the tenth policy
  year, issued on a short-form,
  non-medical basis.

------------------------------------- ----------------------------- --------------------- -------------------- ---------------------
------------------------------------- ----------------------------- --------------------- -------------------- ---------------------

                                                                      $0.01 per month      $83.33 per month      $0.22 per month

------------------------------------- ----------------------------- --------------------- -------------------- ---------------------
------------------------------------- ----------------------------- ----------------------------------------------------------------

                                                                    Per $1,000 Of Additional Protection - Deducted Proportionately
                                                                        From Your Chosen Variable And Fixed Investment Options

------------------------------------- ----------------------------- ----------------------------------------------------------------

(4) The charge varies by: the Insured's age; underwriting class; the year from the Policy Date; and Specified Amount.

(5) The cost of insurance rate will increase over time, so ask for a policy illustration, or see the Policy Data Page, for more information on your cost.

(6) This amount may not be representative of your cost.

(7) The maximum guaranteed charge is 0.75% of the policy's Cash Value. Currently, during the first through fourth years from the Policy Date, this charge is 0.40% of Cash Value and during the fifth through twentieth years from the Policy Date, it is 0.25% of Cash Value. Thereafter, this charge currently is 0.10% of Cash Value.

(8) We charge interest on the amount of an outstanding policy loan, at the rate of no more than 3.75% per annum, which accrues daily and becomes due and payable at the end of the year from the Policy Date or at the time you take an additional loan. Currently, for policies issued on or after September 9, 2002, we expect to charge an effective annual interest rate of 3.70% on the outstanding balance of your policy loan for the first fifteen policy years, 3.45% for policy years 16 through 30, and 3.00% thereafter. Currently, for policies issued prior to September 9, 2002, we expect to charge an effective annual interest rate of 3.40% on the outstanding balance of your policy loan for the first four policy years, 3.25% for policy years 5 through 20, and 3.10% thereafter. If left unpaid, we will add it to the loan account. As collateral or security for repayment, we transfer an equal amount of Cash Value to the policy loan account, on which interest accrues and is credited daily. The minimum guaranteed interest crediting rate is stated on your Policy Data Page. The effect of the crediting will be a net cost of a policy loan that is less than the loan amount interest charge. For more information, see "Policy Loans," beginning on page 33.

(9) The charge varies by: the Insured's age; underwriting class; the year from the Policy Date; and Specified Amount.

(10) Ask for a policy illustration, or see the Policy Data Page, for more information your cost.

(11) The continuation of the rider is contingent on the policy being In Force.

(12) This amount may not be representative of your cost.


  THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE SUB-ACCOUNT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH SUB-ACCOUNT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE MUTUAL FUND THAT CORRESPONDS TO THE EACH SUB-ACCOUNT PORTFOLIO. PLEASE CONTACT US, AT THE TELEPHONE NUMBERS OR ADDRESS ON THE COVER PAGE OF THIS PROSPECTUS, FOR FREE COPIES OF THE PROSPECTUSES FOR THE MUTUAL FUNDS AVAILABLE UNDER THE POLICY.

  ALSO, APPENDIX B IDENTIFIES THE AVAILABLE MUTUAL FUNDS, BY NAME, INVESTMENT TYPE AND ADVISER, AND INCLUDES EXPENSE INFORMATION FOR EACH MUTUAL FUND.

------------------------------------------------------------------------------------ ---------------------- -----------------------
TOTAL ANNUAL SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES                                       Minimum                Maximum
                                                                                            -------                -------
------------------------------------------------------------------------------------ ---------------------- -----------------------
------------------------------------------------------------------------------------ ---------------------- -----------------------

(expenses that are deducted from the Sub-Account portfolio assets, including                 0.27%                  1.90%
management fees, distribution (12b-1) fees, and other expenses)

------------------------------------------------------------------------------------ ---------------------- -----------------------

                                   THE POLICY


The policy is a legal contract between you and us (any change to which we would want to make must be in writing, signed by our president and secretary, and attached to or endorsed on the policy). You may exercise all policy rights and options while the Insured is alive. You may also change the policy, but only in accordance with its terms.


Generally, the policy is available for an Insured between the ages of 18-79 (although these ages may vary in your state). It is nonparticipating, meaning we will not be contributing any operating profits or surplus earnings toward the Proceeds from the policy. The policy will comprise and be evidenced by: a written contract; any Riders; any endorsements; and the application, including any supplemental application. We will consider the statements you make in the application as representations. We will rely on them as being true and complete. However, we will not void the policy or deny a claim unless a statement is a material misrepresentation.

POLICY OWNER RIGHTS

The policy belongs to the owner named in the application, or the person to whom the policy or any ownership rights in the policy have been validly assigned. You may also name a contingent policy owner. While the Insured is alive, the owner may exercise all policy rights and options. To the extent permitted by law, policy benefits are not subject to any legal process for the payment of any claim, and no right or benefit will be subject to claims of creditors (except as may be provided by assignment).

The Insured is the person named in the application. You may change the Insured by submitting a change request to us in writing. The change will become effective when it was signed, rather than the date we received it. The policy charges after the change will be based upon the new Insured's characteristics. For more information, see "Change Of Insured Rider" on page 19.

THE BENEFICIARY

The beneficiary, or beneficiaries, is first in line to receive the Death Benefit Proceeds from the policy. You name the beneficiary in the application for the policy. You may name more than one beneficiary. The policy permits you to designate primary and contingent beneficiaries.

If a primary beneficiary dies before the Insured, that beneficiary's interest will be paid to any surviving beneficiary. We will pay multiple primary beneficiaries in equal shares, unless you provide for another distribution.

You may name a contingent beneficiary, or beneficiaries, in the application for the policy. The contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured, and before any Proceeds become payable. You may name more than one contingent beneficiary. We will also pay multiple contingent beneficiaries in equal shares, unless you provide for another distribution.

You may also change or add beneficiaries or contingent beneficiaries while the Insured is living. Any change must be in writing and satisfactory to us. We must receive the change at our Home Office, and we may require that you send us your policy for endorsement to the address on the cover page of this prospectus before we record the change. Once we record the change, the change will be effective as of the date it was signed rather than the date we received it. The change will not affect any payment we made or action we took before we recorded the change.

TO PURCHASE

To purchase the policy, you must submit to us a completed application and an initial Premium payment.

We must receive evidence of insurability that satisfies our underwriting standards (this may require a medical evidence) before we will issue a policy. We can provide you with the details of our underwriting standards. We reserve the right to reject an application for any reason permitted by law. Specifically, if we have previously issued you policies with an aggregate scheduled annual premium(s) that exceed $15 million, we reserve the right to refuse to issue an additional policy to you. Also, we reserve the right to modify our underwriting standards at any time.

The minimum initial Specified Amount in most states is $50,000.

We reserve the right to modify our minimum Specified Amount for new applicants at any time.

COVERAGE

We will issue the policy only if the underwriting process has been completed, we have approved the application and the proposed Insured is alive and in the same condition of health as described in the application. However, full insurance coverage will take effect only after you have paid the minimum initial Premium. We begin to deduct monthly charges from your policy Cash Value on the Policy Date.


COVERAGE EFFECTIVE DATE

Insurance coverage begins and is In Force on the later of (i) the Policy Date shown on the Policy Data Page and (ii) the date the initial Premium is paid. It will end when the policy Lapses, or when we pay all the Proceeds from the policy. We may provide temporary insurance coverage before full insurance coverage takes effect, subject to our underwriting standards and the policy conditions.



TO CANCEL (EXAMINATION RIGHT)

You may cancel your policy during the free look period. The free look period expires ten days after you receive the policy or longer if required by law. If you decide to cancel during the free look period, return the policy to the sales representative who sold it to you, or to us at our Home Office, along with your written cancellation request. Within seven days, we will refund the amount prescribed by the law of the state in which we issued the policy. We will treat the policy as if we never issued it. Because of the free look period, when we actually allocate Net Premium to the Sub-Account portfolios based on your choices depends on the right to examine law of the state in which you live. For more information, see "To Allocate Premium And Sub-Account Valuation" beginning on page 24.



TO CHANGE COVERAGE

After the first policy year, you may request to change the Specified Amount. Changes may result in additional charges; however, no change will take effect unless the new Cash Surrender Value is sufficient to keep the policy In Force for at least three months. Changes to the Specified Amount will alter the Death Benefit. For more information, see "Changes In The Death Benefit Option," beginning on page 29.


If you decide to increase the Specified Amount, you must provide us with evidence of insurability that satisfies our underwriting standards. The Insured must be within the required issue ages of 18 to 79. The increase must be for at least $10,000 and the amount of insurance after increase may not exceed the maximum amount that is generally no more than the policy's Cash Value plus $8,000,000. For more information, see "Calculation Of The Death Benefit Proceeds" beginning on page 27.

You may request to decrease the Specified Amount. We first apply decreases to the amount of insurance coverage as a result of any prior Specified Amount increases, starting with the most recent. Then we will decrease the initial Specified Amount. We will deny a request, however, to reduce the amount of your coverage below the minimum initial Specified Amount. Also, we will deny a request that would disqualify the policy as a contract for life insurance.

To change the Specified Amount, you must submit your written request to us at our Home Office. Changes will become effective on the next monthly anniversary from the Policy Date after we approve the request. We reserve the right to limit the number of changes to one each year.

SUB-ACCOUNT PORTFOLIO TRANSFERS

Prior to the policy's Maturity Date, you may make transfers between and among the available Sub-Account portfolios and the fixed account. We will process a transfer at the end of the Valuation Period on which we receive your request.

You may submit your transfer request in writing by U.S. mail or over the Internet.

We reserve the right to limit transfers among the Sub-Account portfolios in instances of excessive trading. Excessive trading (including the short-term "market timing" trading) may adversely affect the performance of our Sub-Accounts. If your trading activities (or those of a third party acting on your behalf) develop into a pattern of excessive trading, we may limit your means for making a transfer to the U.S. mail. We will notify you in writing 30 days before we do this.


We will determine the amount you have available for transfers among the Sub-Account portfolios in Units based on the Net Asset Value (NAV) per share of the mutual fund in which a Sub-Account portfolio invests. The mutual fund will determine its NAV once daily as of the close of the regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time). A Unit will not equal the NAV of the mutual fund in which the Sub-Account portfolio invests, however, because the Unit value will reflect the deduction for any transaction fees and periodic charges. For more information, see "In Summary: Fee Tables," beginning on page 10, and "How Investment Experience Is Determined," beginning on page 25.


FIXED ACCOUNT TRANSFERS

Prior to the policy's Maturity Date, you may also make transfers involving the fixed account. These transfers will be in dollars, and we reserve the right to limit their timing and amount, including that you may not make more than one transfer every 12 months. However, during the first 24 months following the initial Policy Date you may irrevocably elect to transfer all of the Cash Value to the fixed account. For more information, see "To Irrevocably Transfer Cash Value Or Exchange The Policy" at page 17.

On transfers to the fixed account, we may not permit you to transfer over 20% of the Cash Value allocated to the Sub-Account portfolios as of the close of business of the prior Valuation Period. We reserve the right to refuse any transfer to the fixed account if the fixed account's Cash Value comprises more than 30% of the policy's Cash Value. You may not request a transfer to the fixed account before the end of the first year from the Policy Date.

On transfers from the fixed account, we may permit you transfers of no more than 20% of the Cash Value of the fixed account as of the end of the previous policy year (subject to state restrictions). Any transfers you make from the fixed account must be within 45 days of the end of a interest rate guaranteed period. An interest rate guaranteed period is the time that a stated interest rate is guaranteed to remain in effect. Currently, interest crediting rates are reset at the beginning of each calendar quarter.

MODES TO EFFECT A TRANSFER

To make a transfer request, contact us at the telephone numbers or address on the first page of this prospectus.


We will consider each request by any means as a single transfer regardless of the number of Sub-Accounts involved. We will employ reasonable procedures to confirm that instructions are genuine, including:

     o requiring forms of personal identification before acting upon instructions;

     o    providing you with written confirmation of completed transactions;
          and/or

     o    recording telephone instructions.

If we follow these procedures, we will not be liable for any loss, damage, cost or expense from complying with what we reasonably believe to be genuine instructions. Rather, you will bear the risk of loss.

Any computer system or telephone, whether it is yours, your service provider's, your representative's, or ours, can experience slowdowns or outages for a variety of reasons. These slowdowns or outages may delay or prevent our ability to process your request. Although we have taken precautions to help our system handle heavy usage, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request in writing.


TO IRREVOCABLY TRANSFER CASH VALUE OR EXCHANGE THE POLICY

During the first 24 months of coverage, you have a right to irrevocably elect to transfer 100% of the policy's Cash Value to the fixed account, irrespective of our right to limit transfers to the fixed account. After this election, you no longer will be able to participate in the Investment Experience of the Sub-Account portfolios. Rather, the policy's Cash Value will be credited with the fixed account's interest rate. You must make your request on our official forms to the Home Office.

After the first 24 months of coverage, you may make a request to exchange the policy for a different policy so long as we receive evidence that the Insured meets our underwriting standards of insurability. The new policy may be one of our available flexible premium adjustable life insurance policies that does not have a greater Death Benefit than this policy immediately prior to the exchange date. For more information, see "In Summary: Fee Tables," beginning on page 10. The exchange may have tax consequences. For more information, see "Exchanging The Policy For Another Life Insurance Policy," beginning on page 38. This policy will terminate when the new policy takes effect.


TO TERMINATE OR SURRENDER

You have the right to terminate the policy. Or you may surrender the policy for its Cash Surrender Value. The policy will automatically terminate when the Insured dies, the policy matures, or the Grace Period ends. For more information, see "Grace Period," beginning on page 34.

Normally, we will pay the surrender proceeds within thirty days after we receive your written request in good order at our Home Office. We reserve the right to delay payment of the cash surrender value arising from the Fixed Account for six months.


Generally, if the policy has a Cash Surrender Value in excess of the Premiums you have paid, the excess upon surrender will be included in your income for federal income tax purposes. For more information, see "Taxes-Surrender Of The Policy," beginning on page 38. The cash surrender value will be reduced by the outstanding amount of a policy loan. For more information, see "Policy Loans," beginning on page 33.

TO ASSIGN

You may assign any rights under the policy while the Insured is alive. If you make an assignment, your beneficiary's interest will be subject to the person(s) to whom you have assigned rights. Your assignment must be in writing, and it must be recorded at our Home Office before it will become effective. Your assignment will be subject to any outstanding policy loans. For more information, see "Policy Loans," beginning on page 33.


PROCEEDS UPON MATURITY

If the policy is In Force on the Maturity Date, we will pay you the maturity Proceeds.

Normally, we will pay the maturity Proceeds within seven days of the Maturity Date. The payment will be postponed, however, when: the New York Stock Exchange is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed account. The maturity Proceeds will equal the policy's Cash Value minus any indebtedness. After we pay the maturity Proceeds, the policy is terminated.


We may offer to extend the Maturity Date to coincide with the Insured's death, after which we will pay the Proceeds to your beneficiary. If you accept this offer the policy will be endorsed so that:


>    no additional Premium payments will be allowed;

>    no changes to the amount of the Specified Amount will be allowed;

> if you elected Death Benefit Option 2, the Death Benefit will be changed to Option 1 For more information, see "Death Benefit Options," beginning on page 28.

> the Death Benefit will equal either 101.97% of the Cash Value if the Death Benefit is Option 1 or the Specified Amount plus the greater of accumulated Premiums and Cash Value if the Death Benefit is Option 3;

> 100% of the Cash Value (for policies with Death Benefit Option 1) or the accumulated Premium payments (for policies with Death Benefit Option 3) will be allocated to the policy's fixed account;


> the Proceeds payable at the Insured's death will be the greater of the Death Benefit or the Cash Value.


> the Mortality and Expense charge and the Administrative charges will no longer be assessed and since the Death Benefit will be equal to the Cash Value if the Death Benefit is Option One or to the accumulated Premium payments if the Death Benefit is Option 3 the cost of insurance will become zero; and

> the Maturity Date will not be extended where the policy will fail the definition of life insurance.

REPORTS AND ILLUSTRATIONS

We will send you transaction confirmations. We will also send you semi-annual and annual reports that show:

>    the specified coverage amount

>    the current Cash Value

>    Premiums paid

>    the Cash Surrender Value

>    all charges since the last report

>    outstanding policy indebtedness


We will send reports to the address you provide on the application, or to another you may specify. At any time, you may ask for an illustration of future benefits and values under the policy. We do not charge for illustrations.

ERRORS OR MISSTATEMENTS

If an error or misstatement of age was made in completing the application, then we will adjust the Death Benefit and Cash Value accordingly.


To determine the adjusted Death Benefit, we will multiply the Net Amount at Risk at the time of the Insured's death by the ratio of the monthly cost of insurance applied at the true age in the policy month of death and the monthly cost of insurance that should have been applied at the true age in the policy month of death. We will then add this adjusted amount that reflects the true age to the Cash Value of the policy at the Insured's death. The Cash Value will be adjusted to reflect the cost of insurance charges on the correct age from the Policy Date.


INCONTESTABILITY

Except for intentional material misrepresentations, we will not contest payment of the Death Benefit Proceeds based on the initial Specified Amount after the policy has been In Force for two years from the Policy Date. For any change in Specified Amount requiring evidence of insurability, we will not contest payment of the Death Benefit Proceeds based on such an increase after two years from the effective date of the increase.

IF WE MODIFY THE POLICY

Any modification (or waiver) of our rights or requirements under the policy must be in writing and signed by our president or corporate secretary. No agent may bind us by making any promise not contained in the policy.

We may modify the policy, our operations, or the separate account's operations to meet the requirements of any law (or regulation issued by a government agency) to which the policy, our company, or the separate account is subject. We may modify the policy to assure that it continues to qualify as a life insurance contract under the federal tax laws. We will notify you of all modifications, and we will make appropriate endorsements to the policy.

                                     RIDERS


Riders are available for you to design the policy to meet your specific needs. You may elect one or both of them. However, once the policy is In Force, we may require further evidence of insurability to add a Rider. Availability varies by state. You will incur an additional charge for the Additional Protection (insurance) Rider so long as: the policy remains in effect and the Rider's term has not expired; we pay the Rider's benefit; or you decide to terminate the Rider in a written request to our Home Office. For more information on the costs of the Additional Protection (insurance) Rider, see "In Summary: Fee Tables," beginning on page 10, and "Charges," beginning on page 21.

CHANGE OF INSURED RIDER

You may exchange the Insured for a new Insured, subject to insurability and other conditions. We do not charge for this Rider, but we base future policy charges on the characteristics of the new Insured. You may elect this Rider at any time.

ADDITIONAL (insurance) PROTECTION RIDER

This Rider is only available to purchase when you purchase the policy. The benefit is supplemental life insurance on the Insured. The policy pays a benefit, in addition to the base (non-rider) Death Benefit, to the beneficiary upon the Insured's death.


The benefit amount varies monthly and is based on the Death Benefit option you have chosen. For more information, see "Death Benefit Options" on page 28.


The Rider's cost is determined by multiplying a monthly cost of insurance by the Rider's Death Benefit amount. For more information, see "In Summary: Fee

Tables" on page 10. You may renew coverage annually until the policy Maturity Date.

Certain terms and conditions apply to the Rider including that two years after the Rider's effective date we will not contest the payment of the benefit for any reason other than you failing to pay enough Premium to cover the cost of insurance for the Rider. Also, if the Insured dies of suicide within two years of the Rider taking effect, we will pay the cost of insurance we deducted for the Rider, but not the Rider's Death Benefit. If the age of the Insured is misstated or erroneous, we will adjust the Rider's Death Benefit to reflect the true age.


                                    PREMIUM

This policy does not require a scheduled payment of Premium to keep it In Force. The policy will remain in effect as long as the conditions that cause the policy to Lapse do not exist.

INITIAL PREMIUM

The amount of the initial Premium required for us to issue this policy will depend on the initial Specified Amount of insurance you request, the Death Benefit option you select, and any Riders you select. Generally, the higher the required initial Specified Amount, the higher the initial Premium will be. Similarly, because Death Benefit Options Two and Three provide for a potentially greater Death Benefit than Death Benefit Option One, Death Benefit Options Two and Three may require a higher amount of Premiums. Also, the age, health, and activities of the Insured will affect our determination of the risk of issuing the policy. In general, the greater this risk, the higher the initial Premium will be.


Whether we will issue full insurance coverage depends on the Insured meeting all underwriting requirements, you paying the initial Premium, and our delivery of the policy while the Insured is alive. We will not delay delivery of the policy to increase the likelihood that the Insured is not still living. Depending on the outcome of our underwriting process, more or less Premium may be necessary for us to issue the policy. We also retain the right to not issue the policy, after which, if we exercise this right, we will return your payment within two business days.


You may pay the initial Premium to our Home Office or to our authorized representative. The initial Premium payment must be at least $50 per policy.

SUBSEQUENT PREMIUMS

You may make additional Premium payments at any time while the policy is In Force, subject to the following:


> We may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount at Risk. Whether we exercise this right depends on: the length time since the Policy Date; the standard underwriting criteria for the amount of insurance after the requested increase; the number of policies owned by the policy owner; and the degree of uniformity with respect to the requested increases across the policies owned by the policy owner. The longer the period, the greater the difference between the underwriting class at the time of issue and at the time of the increase, and the less uniform the changes across all policies you own, the more likely we will be to exercise this right. If we do not exercise our right to refuse a Premium payment which increases our Net Amount at Risk, we do not waive our right to refuse subsequent Premium payments which increase our Net Amount at Risk.


>We will refund Premium payments that exceed the applicable Premium limit established by the IRS to qualify the policy as a contract for life insurance. As discussed in the "Taxes" section of this prospectus, additional Premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. We will monitor Premiums paid and other policy transactions and will notify you when the policy's non-modified endowment contract status is in jeopardy; and


>We may require that policy indebtedness be repaid prior to accepting any additional Premium payments. Some, but not all, of the situations when we might exercise this right include when your policy loans exceed 90% of the cash value, when the Premium payment would result in an increase in the Net Amount at Risk, or when a Premium payment may alter the character of the policy for tax purposes. We will tell you that we intend to apply the money you have sent us to loan repayment rather than as a Premium payment before processing the transaction.


If you decide to make a subsequent Premium payment, you must send it to our Home Office. Each Premium payment must be at least $50 per policy.

                                    CHARGES


PLEASE READ AND CONSIDER THE FOLLOWING, WHICH WE INTEND TO BE AN AMPLIFICATION (BUT IT MAY ALSO BE DUPLICATIVE), IN CONJUNCTION WITH THE FEE TABLES, AND THE ACCOMPANYING FOOTNOTES, APPEARING EARLIER IN THE PROSPECTUS. SEE "IN SUMMARY:
FEE TABLES," BEGINNING ON PAGE 10. ALSO, SEE THE POLICY, INCLUDING THE POLICY DATA PAGE, AND THE RIDERS, FOR MORE INFORMATION.

We will make deductions under the policy to compensate us for: the services and benefits we provide; the costs and expenses we incur; and the risks we assume. Every time you make a Premium payment, we will charge against that Premium payment a premium load, which is composed of the sales load and premium taxes. We will deduct all other charges from the policy's cash value (rather than a Premium payment), except formortality and expense risk . We will only deduct the mortality and expense risk charge from the Cash Value of the Sub-Account portfolios, and we will only deduct the loan amount interest charge from the Cash Value of the loan account.

There are also charges associated with the Sub-Account portfolios. While you will not pay them directly, they will affect the value of the assets in the Sub-Account portfolios. On a daily basis, the manager of each mutual fund that comprises the policy's available variable investment options deducts operating charges from that mutual fund's assets before calculating the NAV. (We use NAV to calculate the value of your corresponding Sub-Account portfolio allocation in Units.) More detail about these charges is contained in the prospectus for the mutual fund.

PREMIUM LOAD (CHARGE)

This charge amounts to no more than 9.0% of Premium and is reduced to 5.5% of Premium payment starting with the seventh year from the Policy Date. The charge partially recoups sales expenses and premium taxes. After this charge is deducted, the remaining premium is invested in the investment options you elect.


We calculate the Premium load charge using a "target Premium." Federal tax law limits the amount of Premium you can pay and have the policy continue to be life insurance for tax purposes. For more information, see "The Minimum Required Death Benefit" beginning on page 29. Target premium is 28.57% of the maximum annual Premium allowed under the Internal Revenue Code assuming that: the policy is not a "modified endowment contract" as defined in the Code (for more information see, "Periodic Withdrawals, Non-Periodic Withdrawals And Loans" beginning on page 37); the policy's death benefit is equal to the base (non-rider) portion of the Specified Amount; and you are paying seven level, annual Premiums.

Currently, the charges for policies vary according to the time of purchase and amount of annual Premium as follows:

 For Policies Issued On or After September 9, 2002 With $500,000 Or More Of
                            Annual Premium Per Owner

For the first five policy years:

     9.00% of Premium payments for the base (non-rider) portion of the Specified
          Amount up to "target Premium",

     plus 6.50% of Premium payments in the excess of the target Premium for the base (non-rider) portion of the Specified Amount,

     plus 3.29% minus (1.29% of the Premium times the proportion of additional protection rider to the total Specified Amount) of the Premium payments for the additional protection rider portion of the Specified Amount;

For policy years six through ten: 3.50% of Premium payments;

For policy years eleven and after: 2.00 % of Premium payments.

  For Policies Issued On or After September 9, 2002 With Less Than $500,000 Of
                            Annual Premium Per Owner

For the first seven policy years:

     9.00% of Premium payments up to target Premium;

     plus 7.00% of Premium payments over the target Premium;

For policy years eight through ten: 5.50% of Premium payments; and then

For policy years eleven and after: 3.50% of Premium payments.

                  For Policies Issued Prior To September 9, 200

For the first seven policy years:

     9.00%of Premium payments for the base (non-rider) portion of the Specified
          Amount up to target Premium;

     plus 6.50% of Premium payments in the excess of the target Premium for the base (non-rider) portion of the Specified Amount,

     plus 6.50% of Premium Payments for the additional protection rider portion of the Specified Amount.

For years eight and after: 3.50% Premium payments.

PARTIAL SURRENDER FEE

You may request a partial surrender after the first year from the Policy Date, and we may charge a partial surrender fee of the lesser of $25 or 2% of the surrendered amount to compensate us for the administrative costs in calculating and generating the surrender amount. Currently we do not assess this charge.

COST OF INSURANCE

We will determine this charge by multiplying the current (non-rider) monthly cost of insurance rate by the Net Amount at Risk for the base portion of the Specified Amount. This charge compensates us for providing insurance protection under the policy.

We base the cost of insurance rates on our expectancies of future mortality and expense. The current cost of insurance rate will vary by demographic factors such as: age; tobacco use; duration since issue; Specified Amount; underwriting class; and any substandard ratings. The current cost of insurance charges are based on future expectations for factors such as: mortality; investment earnings; persistency; expenses; and taxes. Any changes in these expectations may result in increased cost of insurance charges for your policy. If so, your policy's Cash Value will be adversely affected in future years.

We may underwrite your policy on a non-medical basis that may result in a higher cost of insurance charge. Non-medical underwriting means that a physical examination to obtain medical information on the proposed Insured is not required to issue the policy. The higher cost of insurance charge would compensate us for assuming additional mortality risk as a result of issuing without the information that results from medical underwriting.

We may use a separate cost of insurance rate for the initial Specified Amount and any increase. Periodically, we will reevaluate the current base (non-rider) cost of insurance rates based on our expectations about future experience. Any changes in the current cost of insurance rates will be uniformly applied to Insureds of the same underwriting rate class.

MORTALITY AND EXPENSE RISK

his charge is guaranteed not to exceed 0.75% of the policy's Cash Value on an annualized basis. Currently, during the first through fourth years from the Policy Date, this charge is 0.40% per annum of Cash Value and during the fifth through twentieth years from the Policy Date, it is 0.25% per annum of Cash Value. Thereafter, this charge currently is 0.10% per annum of Cash Value. The charge compensates us for assuming risks associated with mortality and expense costs and we may profit from it. The mortality risk is that the Insured does not live as long as expected. The expense risk is that the costs of issuing and administering the policy are more than expected. The charge is guaranteed not to exceed a stipulated maximum. For more information, see "In Summary: Fee Tables," beginning on page 10.

ADMINISTRATIVE

The maximum guaranteed administrative charge is $10, but we currently are charging $5. This charge reimburses us for the costs of maintaining the policy, including for accounting and record keeping.

POLICY LOAN INTEREST

We charge interest on the amount of an outstanding policy loan, at a rate no greater than 3.75% per annum, which will accrue daily and become due and payable at the end of each year from the Policy Date or at the time you take an additional loan. If left unpaid, we will add it to the policy's outstanding indebtedness. As collateral or security for repayment, we will transfer an equal amount of Cash Value to the policy loan account on which interest will accrue and be credited daily. The minimum guaranteed interest crediting rate is stated on the Policy Data Page. The effect of crediting on the policy loan account is a net cost of the loan than the loan interest rate.

ADDITIONAL PROTECTION RIDER

This charge compensates us for providing supplemental life insurance on the Insured. We will determine this charge by multiplying the Rider's current cost of insurance rate by the Net Amount at Risk for the Rider portion of the Specified Amount.

We base the additional protection cost of insurance rate on our expectation as to the Insured's mortality. The additional protection cost of insurance rate will vary by: the Insured's age; tobacco use; duration since issue; underwriting class; any substandard ratings; and the Specified Amount of the Rider. Periodically, we will reevaluate the Rider's current cost of insurance rates based on our expectations about future experience. Any changes in the current cost of insurance rates will be uniformly applied to Insureds of the same underwriting rate class. Any changes in these expectations may result in increased cost of insurance charges for the Rider.

                  TO ALLOCATE PREMIUM AND SUB-ACCOUNT VALUATION


You may choose to allocate all or a portion of your Net Premium to any Sub-Account. When this actually happens depends on the right to examine law of the state in which you live. Or you may choose to allocate all or a portion of your Net Premium to the fixed investment option, and we will allocate it when we receive it. .

Based on the right to examine law, some states require that we refund the initial Premium if you exercise your right to cancel the policy. Others require that we return the cash value. If yours is a state that requires us to refund the initial Premium, we will hold the initial Net Premium in the GVIT Gartmore GVIT Money Market Fund: Class I. Once your examination right ends, we will transfer the cash value to your Sub-Account allocations in effect when at the time of the transfer. If yours is a state that requires us to refund the cash value, we will allocate the Net Premiums to the Sub-Account choices in effect at the time of the transfer. After your right to cancel the policy expires, all Premium payments will be allocated to the Sub-Account choices in effect when we received the Premium payment.


VARIABLE INVESTMENT OPTIONS

The separate account invests in shares of the available Sub-Account portfolios. Each Sub-Account portfolio invests in a mutual fund that is registered with the SEC. This registration does not involve supervision of the management or investment practices or policies of the portfolios or mutual funds by the SEC.


Each Sub-Account portfolio's assets are held separately from the assets of the other Sub-Account portfolios, and each Sub-Account portfolio has investment objectives and policies that are different from those of the other Sub-Account portfolios. Thus, each Sub-Account portfolio operates as a separate investment fund, and the income or losses of one Sub-Account portfolio generally have no effect on the investment performance of any other Sub-Account portfolio. Appendix B identifies the available mutual funds, by name, investment type and adviser, and includes expense information for each.


THE FIXED INVESTMENT OPTION

The Premium you allocate to the fixed investment option is held in the fixed account, which is part of our general account. The general account contains all of our assets other than those in the separate accounts. These assets are subject to our general liabilities from business operations. The general account is used to support our insurance and annuity obligations. Any amounts in excess of the separate account liabilities are deposited into our general account. We bear the full investment risk for all amounts allocated to the fixed account.


We guarantee that the amounts you allocate to the fixed investment option will be credited interest daily at a net effective annual interest rate of at least no less than the stated interest crediting rate on the Policy Data Page. We will credit any interest in excess of the guaranteed interest crediting rate at our sole discretion. You assume the risk that the interest we credit to the amounts you allocate to the fixed investment option may not exceed the minimum guarantee of the guaranteed interest crediting rate for any given year.


The amounts you allocate to the fixed investment option will not share in the investment performance of our general account. Rather, the investment income you earn on your allocations will be based on varying rates we set. Currently, the rates are set at the beginning of each calendar quarter and will be effective for at least three months.

The general account is not subject to the same laws as the separate account, and the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, information about the fixed account is subject to federal securities laws relating to the accuracy and completeness of statements made by prospectus disclosure.

ALLOCATION OF PREMIUM AND CASH VALUE

We allocate your Premium payments to Sub-Accounts or the fixed account per your instructions. You must specify your Premium payments in whole percentages. The sum of allocations must equal 100%.


WHEN SUB-ACCOUNT UNITS ARE VALUED

We will price Sub-Account Units on any day the New York Stock Exchange (NYSE) is open for business, unless we are closed

We will not price Sub-Account Units on these recognized holidays.

>New Year's Day                         >Independence Day
>Martin Luther King, Jr. Day            >Labor Day
>Presidents' Day                        >Thanksgiving
>Good Friday                            >Christmas
>Memorial Day


In addition, we will not price Sub-Account Units if:

>    trading on the New York Stock Exchange is restricted;

> an emergency exists making disposal or valuation of securities held in the separate account impracticable; or

> the SEC, by order, permits a suspension or postponement for the protection of security holders.


SEC rules and regulations govern when the conditions described above exist. Any transaction you try to effect when we are closed will not happen until the next day we and the NYSE are both open for business.


HOW INVESTMENT EXPERIENCE IS DETERMINED

Though the number of Sub-Account Units will not change as a result of Investment Experience, changes in the net investment factor may cause the value of a Sub-Account Unit to increase or decrease from Valuation Period to Valuation Period. Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the mutual fund shares, because of the deduction for mortality and expense risk charge, and any charge or credit for tax reserves.

We determine the change in Sub-Account values at the end of a Valuation Period. The Sub-Account Unit value for a Valuation Period is determined by multiplying the Sub-Account Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.

We determine the net investment factor for any Valuation Period by dividing (a) by (b) and then subtracting (c) where:

(a)  is the sum of:

> the Net Asset Value per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period after taxes or tax credits; and

> the per share amount of any dividend or income distributions made by the mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).

(b) is the Net Asset Value per share of the mutual fund determined as of the end of the immediately preceding Valuation Period after taxes or tax credits; and

(c)  is a charge for Mortality and Expense Risk.


CASH VALUE

The policy has a Cash Value. There is no guaranteed Cash Value. The Cash Value will vary depending on where you allocate your Net Premium. Amounts allocated to the fixed account and policy loan account vary based on the daily crediting of interest to those accounts. Amounts allocated to the Sub-Account portfolios vary daily based on the Investment Experience of the Sub-Account portfolios. It will also vary because we deduct the policy's periodic charges from the cash value. So, if the policy's cash value is part of the Death Benefit option you have chosen, then your Death Benefit will fluctuate.


We compute the Cash Value of your policy by adding the Sub-Account portfolio Unit values to the money you have allocated to the fixed investment option and adding the amount in the policy loan account.

We will determine the value of the assets in the separate account at the end of each Valuation Period. We will determine the Cash Value at least monthly. To determine the number of Sub-Account Units credited to each Sub-Account, we divide the net amount you allocate to the Sub-Account by the Sub-Account Unit value for the Sub-Account (using the next Valuation Period following when we receive the Premium).

If you surrender part or all of the policy, we will deduct a number of Sub-Account Units from the separate account and an amount from the fixed account that corresponds to the surrendered amount. Thus, your policy's Cash Value will be reduced by the surrendered amount. If we assess a partial surrender charge, we will subtract the charge from the proceeds before delivering the net amount to you.

Similarly, when we assess charges or deductions, a number of Sub-Account Units from the separate account and an amount from the fixed account that corresponds with the charge or deduction will be deducted from the policy's Cash Value. Unless you direct otherwise, we make these deductions in the same proportion that your interests in the separate account and the fixed account bear to the policy's total Cash Value.


The Cash Value in the fixed account and the policy loan account is credited with interest daily at the guaranteed minimum annual effective rate stated on the Policy Data Page. We may decide to credit interest in excess of the guaranteed minimum annual effective rate. For the fixed account, we will guarantee the current rate in effect through the end of the calendar quarter. Upon request, we will inform you of the current applicable rates for each account. For more information, see "The Fixed Investment Option," beginning on page 24 and "Loan Amount And Interest," beginning on page 33.

On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous

Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.


DOLLAR COST AVERAGING

You may elect to participate in a dollar cost averaging program. Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your Premium among the Sub-Account portfolios and the fixed investment option over a period of time to allow you to potentially reduce the risk of investing most of your Premium into the Sub-Accounts at a time when prices are high.

There is no additional charge for dollar cost averaging. A dollar cost averaging program may not be available in all states. We do not assure the success of these strategies; success depends on market trends. We cannot guarantee that dollar cost averaging will result in a profit or protect against loss. You should carefully consider your financial ability to continue these programs over a long enough period of time to purchase Units when their value is low, as well as when it is high. We may modify, suspend or discontinue these programs at any time. We will notify you in writing 30 days before we do this.

On a monthly basis (or another frequency we may permit), a specified dollar amount of your Premium is systematically and automatically transferred from the fixed account to a Sub-Account portfolio. With dollar cost averaging, you may also have Premium transferred from the GVIT Gartmore GVIT Money Market Fund:
Class I.

With dollar cost averaging, we will continue to process transfers until there is no more value left in the fixed account or the originating mutual fund(s). You may also instruct us in writing to stop the transfers. If you have Premium transferred from the fixed account, the amount must be no more than 1/30th of the fixed account value at the time you elect to participate in the program. Either you elect to participate in the dollar cost averaging program upon application or by submitting an election form before the beginning of the month.

                               THE DEATH BENEFIT

CALCULATION OF THE DEATH BENEFIT PROCEEDS

We will calculate the Death Benefit and pay it to the beneficiary when we receive at our Home Office proof that the Insured has died, as well as other customary information. The Death Benefit may be subject to an adjustment if death occurs within the contestability period or at any time if there has been a material misstatement.


While the policy is In Force, the Death Benefit will never be less than the Specified Amount. The Death Benefit will depend on which option you have chosen and the tax test (as described in the following "Minimum Required Death Benefit" section) you have elected. Also, the Death Benefit may vary with the Cash Value of the policy, which depends on investment performance. You may choose one of three Death Benefit options. Not all Death Benefit options are available in all states. If you do not elect a Death Benefit, the policy's Death Benefit will be Option One.

For policies issued after the later of May 1, 2002 or the date we are authorized to issue policies with a maximum Death Benefit within your state, we reserve the right to limit the amount of insurance under any policy to the maximum Death Benefit. Currently, the maximum Death Benefit is equal to the sum of the Cash Value and the lesser of (i) 200% of the Specified Amount on the policy issue date and (ii) $8,000,000. We may increase the maximum Death Benefit at our sole discretion.


We will calculate the Death Benefit on the monthly anniversary and upon the death of the Insured. If the calculation exceeds the maximum Death Benefit, we reserve the right to pay to you a pre-death distribution to reduce the Cash
Value so that the Death Benefit will not exceed the sum of the Cash Value and the lesser of (i) 180% of the Specified Amount on the policy issue date and (ii) $7,200,000. If Death Benefit Option 3 is applicable and the accumulated Premium account is greater than the Cash Value, we reserve the right to reduce the amount previously credited to the accumulated Premium account to an amount equal to 90% of the Cash Value immediately before the distribution. For example, if at the time of the pre-death distribution, your Cash Value is $100 and your accumulated Premium account is $102, we would reduce your accumulated Premium account by $12 to $90 (i.e., 90% of the Cash Value). The accumulated Premium account will not become less that zero because of a pre-death distribution.


The maximum Death Benefit may, under certain circumstances, curtail the flexibility that the policy affords you. For example, the policy's Cash Value may increase at a rate that outpaces the ratio of Cash Value to life insurance permitted under the Internal Revenue Code. In some instances, you and we may address this situation by increasing the Specified Amount of insurance so that the policy's ratio of Cash Value to life insurance is readjusted to comply with the tax code definition. If, however, an increase in the Specified Amount would cause the Death Benefit to exceed the maximum Death Benefit, then this method of achieving compliance with the tax code definition of life insurance may not be available.

We will notify you that a pre-death distribution and/or a reduction in the accumulated Premium account has been generated. We will send this notice no later than thirty days after we become aware that the maximum Death Benefit has been exceeded. Taxes arising from the pre-death distribution, if any, are your responsibility. We urge you to confer with your tax adviser regarding tax implications of receiving a pre-death distribution prior to the purchase of this policy.

DEATH BENEFIT OPTIONS

There are the three Death Benefit options under the policy. You may choose one. If you do not choose one of the following Death Benefit options, we will assume that you intended to choose Death Benefit Option One.

OPTION ONE

The Death Benefit will be the greater of the Specified Amount or the minimum required Death Benefit.

OPTION TWO

The Death Benefit will be the greater of the Specified Amount plus the Cash Value as of the date of death (which will vary with the investment performance), or the minimum required Death Benefit.

OPTION THREE

The Death Benefit will be the greater of the sum of the Specified Amount on the date of death and the accumulated Premium account (which consists of all Premium payments accumulated to the date of the death less partial surrenders accumulated to the date of death) or the minimum required Death Benefit.


The Proceeds payable upon the death of the Insured are equal to Death Benefit reduced by policy indebtedness and unpaid charges and increased by any insurance provided by riders. Also, for policies to which an "other amount paid at surrender" is available as of the time the Proceeds become payable may receive an additional payment. For more information, see "Other Amounts Paid At Surrender" beginning on page 30.This additional payment will be based on the other amount paid at surrender at the time the Proceeds become payable.

THE MINIMUM REQUIRED DEATH BENEFIT

Each death benefit option has a minimum required Death Benefit. The minimum required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.


The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle.

At the time we issue the policy, you irrevocably elect one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:

>    the cash value accumulation test; or

>    the guideline premium/cash value corridor test.


The cash value accumulation test determines the minimum required Death Benefit by multiplying the account value by a percentage set out in the federal tax regulations to the Code. The percentages depend upon the Insured's age, sex and underwriting classification.

Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient death benefit in relation to the account value at all times.

The guideline Premium/Cash Value corridor test determines the minimum required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.


Regardless of which test you elect, we will monitor compliance to assure that the policy meets the statutory definition of life insurance for federal tax purposes. As a result, the death Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes.


If you do not elect a test, we will assume that you intended to elect the cash value accumulation test.


CHANGES IN THE DEATH BENEFIT OPTION

After the first policy year, you may elect to change the Death Benefit option under the policy from either Option One to Option Two, or from Option Two to Option One. You may not change from or to Option Three. We will permit only one change of Death Benefit option per policy year. The effective date of a change will be the monthly anniversary date following the date we approve the change.

For any change in the Death Benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.

We will adjust the Specified Amount so that the difference between the Death Benefit and the Cash Value (i.e., the Net Amount at Risk) remains constant before and after the Death Benefit option change. Because your Net Amount at Risk is the same before and after the reduction, reducing the Specified Amount by itself does not alter the policy's cost of insurance. The policy's charges going forward, however, will be based on a new Specified Amount that will change the calculation of those charges. Depending on changes in factors such as the Cash Value, these charges may increase or decrease after the reduction.

Where the policy owner has selected the guideline premium/cash value corridor test, a change in Death Benefit option will not be permitted if it results in the total Premiums paid exceeding the maximum Premium limitations under Section 7702 of the Code.

SUICIDE

If the Insured dies by suicide, while sane or insane, within two years from the Policy Date, we will pay no more than the sum of the Premiums paid, less any indebtedness, and less any partial surrenders. If the Insured dies by suicide, while sane or insane, within two years from the date we accept an application for an increase in the Specified Amount, we will pay no more than the Death Benefit associated with the initial Specified Amount, plus the cost of insurance charges associated with the increase in Specified Amount.

                                   SURRENDERS


FULL SURRENDER

You may surrender the policy for the cash surrender value at any time while the Insured is alive. We calculate the cash surrender value based on the policy's cash value. For more information, see "Cash Value," beginning on page 26. To derive the cash surrender value, we will deduct from the cash value, any due and payable periodic charges and Indebtedness. The effective date of a surrender will coincide with the date on which we receive the policy and your written request at our Home Office. We reserve the right to postpone payment of that portion of the cash surrender value attributable to the fixed account for up to six months.


OTHER AMOUNTS PAID AT SURRENDER


For a policy purchased by a corporation or another entity, an amount may be paid by us in addition to the policy's Cash Surrender Value if, during a limited, specified time period, the policy is completely surrendered and the surrender Proceeds are paid directly to the policy owner as of the date of issue. We will inform you of the availability of this arrangement at the time you apply for the policy. This payment will not be made from the policy, but is a separate obligation of Nationwide. This additional payment does not apply to a partial surrender, to a policy loan, or to a complete surrender for which you instruct us to pay the Proceeds to a party other than the policy owner as of the date of issue. An additional surrender payment may also be available to an individually owned policy if the Premiums are paid by a corporate sponsor to whom the individual has assigned rights under the policy.

The amount, duration, and availability of additional surrender payments may vary based on a number of factors, including:

o    the number of Insureds;

o    the nature of the relationship among individual Insureds;

o    the purpose for which the policies are being purchased;

o    the expected persistency of the policies; and

o any other circumstances which are rationally related to an expected reduction in acquisition or administrative costs.


We will pay surrender payments that are in addition to the policy's Cash Surrender Value from our general account. WE URGE YOU TO CONSULT WITH YOUR TAX ADVISER ABOUT THE TAX TREATMENT OF ADDITIONAL SURRENDER PAYMENTS. The criteria for additional surrender payments may change from time to time. Additional surrender payments will be determined in a manner that is not unfairly discriminatory to policy owners.

PARTIAL SURRENDER

After the policy has been In Force for one year, you may request a partial surrender by sending a written request to the address on the first page of this prospectus. We reserve the right to limit partial surrenders to one per year.

We permit partial surrenders if the partial surrender satisfies the following requirements:

>    the minimum partial surrender is $500;


> a partial surrender may not cause the total Specified Amount to be reduced below the minimum Specified Amount shown on the Policy Data Page;


> themaximum amount of a partial surrender is the Cash Surrender Value less the greater of $500 or three monthly deductions; and

> after the partial surrender, the policy continues to qualify as life insurance.

REDUCTION OF SPECIFIED AMOUNT ON A PARTIAL SURRENDER

When a partial surrender is made, we reduce the Cash Value by the amount of the partial surrender. If the policy assets are held in more than one Sub-Account, we effect the partial surrender proportionately from the assets in each Sub-Account at the time of the partial surrender. We will distribute amounts from the fixed account only when there are insufficient amounts in the Sub-Accounts.

When you take a partial surrender, ordinarily we will reduce the Specified Amount so that the Net Amount at Risk does not increase. Because your Net Amount at Risk is the same before and after the reduction, a partial surrender by itself does not alter the policy's cost of insurance. The policy's charges going forward, however, will be based on a new Specified Amount that will change the calculation of those charges. Depending on changes in factors such as the fluctuation in the policy's Cash Value, these charges may increase or decrease after the reduction in Specified Amount.

However, we will not decrease the Specified Amount by more than the partial surrender amount reduced by any preferred partial surrenders. A preferred partial surrender is a partial surrender that:

>    occurs before the 15th policy anniversary; and

> when added to any prior preferred policy surrenders in that same policy year, it does not exceed 10% of the Cash Surrender Value as of the beginning of the policy year.

Any reduction we make to the Specified Amount will be made in the following order:

>    against the most recent increase in the Specified Amount;

> against the next most recent increases in the Specified Amount in succession; and

>    against the Specified Amount under the original application.


While we reserve the right to deduct a partial surrender fee, we currently deduct none. Certain partial surrenders may result in currently taxable income and tax penalties. Also, partial surrenders could cause your policy to become a "modified endowment contract" under the Code, which would change the income tax treatment of any distributions from the policy. For more information, see "Periodic Withdrawals, Non-Periodic Withdrawals And Loans, " beginning on page 37.

                               THE PAYOUT OPTIONS


You have a number of options of receiving Proceeds, besides in a lump sum, which you may elect upon application. We will pay the Proceeds from our general account. If you do not make an election, when the Insured dies, the beneficiary may do so. If the beneficiary does not make an election, we will pay the Proceeds in a lump sum. Normally, we will make the lump sum payment within seven days (30 days if the Proceeds are paid because of the Insured's death) after we receive your written request at our Home Office. We reserve the right to delay for six months from the date of your request the payment of any surrender Proceeds allocated to the fixed account. Also, we will postpone any payment of Proceedson the days we are unable to price Sub-Account Units. For more information, see "When Sub-Account Units Are Valued," beginning on page 25. To elect more than one payout option, you must apportion at least $2,000 per option, which would amount to a payment, at specified intervals, of at least $20. At any time before Proceeds become payable, you may request to change your payout option in writing to our Home Office. At any time before the Proceeds become payable, you may request to change your payout option in writing to our Home Office. Changing the beneficiary of the policy will revoke the settlement options in effect at that time. Proceeds are neither assignable nor subject to claims of creditors or legal process..


Please note that for the remainder of The Payout Options section only, "you" means the person we are obligated to pay.


INTEREST INCOME

You keep the Proceeds with us to earn interest at a specified rate. The Proceeds can be paid at the end of 12-, six-, three- or one-month intervals. You may withdraw any outstanding balance by making a written request of us at our Home Office. We will pay interest on the outstanding balance at a rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. Upon your death, we will pay any outstanding balance to your estate.

INCOME FOR A FIXED PERIOD

You keep the Proceeds with us, but are paid at specified intervals over a number of years (no more than 30). Each payment consists of a portion of the Proceeds plus interest at a guaranteed rate. The Proceeds can be paid at the beginning of 12-, six-, three- or one-month intervals. You may withdraw any outstanding balance by making a written request of us to our Home Office. We will pay interest at an annually determined rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. Upon your death, we will pay any outstanding balance to your estate.

LIFE INCOME WITH PAYMENTS

We pay you the Proceeds at specified intervals for a guaranteed period (10, 15 or 20 GUARANTEED years), and, then, for the rest of your life. The Proceeds can be paid at the beginning of 12-, six-, three- or one-month intervals. As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin and if you live longer than the guaranteed period, payments will cease upon your death. During the guaranteed period, we will pay interest on the outstanding balance at a rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. If you die before the guaranteed period has elapsed, we will make the remaining payments to your estate. If you die after the guaranteed period has elapsed, we will make no payments to your estate.

FIXED INCOME FOR VARYING PERIODS

You keep the Proceeds with us, but are paid a fixed amount at specified intervals. The total amount payable each year may not be less than 5% of the original Proceeds. The Proceeds can be paid at the beginning of 12-, six-, three- or one-month intervals. You may withdraw any outstanding balance by making a written request of us at our Home Office. We will pay interest on the outstanding balance at a rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. Upon your death, we will pay any outstanding balance to your estate.

JOINT AND SURVIVOR LIFE

We pay you the Proceeds in equal payments at specified intervals for the life of the payee who lives longer. The Proceeds can be paid at the beginning of 12-, six-, three- or one-month intervals. As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin and, payments will cease upon the death of the payee who lives longer. We will make no payments to the last surviving payee's estate.


ALTERNATE LIFE INCOME

We use the Proceeds to purchase an annuity with the payee as annuitant. The amount payable will be 102% of our current individual immediate annuity purchase rate on the date you choose this settlement option. The Proceeds can be paid at the end of 12-, six-, three- or one-month intervals. As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin and payments will cease upon your death.

                                  POLICY LOANS

While the policy is In Force, you may take an advance of money from the Cash Value otherwise only available upon surrender or maturity, or upon payment of the Death Benefit. We call this advance a policy loan. You may increase your risk of Lapse if you take a policy loan. There also may be adverse tax consequences. You should obtain competent tax advice before you decide to take a policy loan.

LOAN AMOUNT AND INTEREST

The minimum policy loan you may take is $500. You may take no more than the maximum loan value. You may take a policy loan no greater than (1) plus (2) minus (3), where:

     (1)  is 90% of the Sub-Account portfolios;

     (2)  is 100% of the fixed account; and

     (3)  is 10% of the loan account immediately prior to the policy loan.


We guarantee the effective annual interest rate will not exceed 3.75%. Interest will accrue daily and is due and payable at the end of each policy year or at the time of an additional loan. If left unpaid, it will be added to the outstanding balance of your policy loan.

For policies issued on or after September 9, 2002, we expect to charge an effective annual interest rate of 3.70% on the outstanding balance of your policy loan for the first fifteen policy years, 3.45% for policy years 16 through 30, and 3.00% thereafter.

For policies issued prior to September 9, 2002, we expect to charge an effective annual interest rate of 3.40% on the outstanding balance of your policy loan for the first four policy years, 3.25% for policy years 5 through 20, and 3.10% thereafter.

COLLATERAL

As collateral or security, we will transfer to our loan account an amount equal to the amount of the policy loan. We will only make a transfer from the fixed investment option if the loan amount exceeds 90% of the Cash Value you have allocated to Sub-Account portfolios. We will credit interest to the collateral at an annual effective rate no less than the stated interest crediting rate on the Policy Data Page.

We will credit interest to the collateral at an annual effective rate no less than the stated interest crediting rate on the Policy Data Page.


REPAYMENT

You may repay all or part of a policy loan at any time while your policy is In Force during the Insured's lifetime. The minimum repayment is $50. While your policy loan is outstanding, we will credit all payments you make as Premium payments, unless you provide written notice that they are to be applied as loan repayments. If you do not specify any Sub-Account portfolios to allocate loan repayments, we will transfer the amount from the policy loan account to the Sub-Account portfolios and fixed investment option based on your allocations as of the date of repayment.


EFFECT OF LOANS

The amount we transfer to our loan account as collateral for a policy loan will neither be affected by the investment performance of the Sub-Accounts, nor credited with the interest rates accruing on the fixed account. For more information, see "In Summary: Fee Tables," in particular, the footnotes, beginning on page 10. Whether repaid, a policy loan affects the policy, the loan account value, the net Cash Surrender Value and the Death Benefit. Repaying a policy loan causes the Death Benefit and net Cash Surrender Value to increase by the repayment amount. A policy loan will affect the policy account value even if repaid because we credit these amounts with an interest rate we declare rather than with a rate of return that reflects the investment performance of the separate account.


                                      LAPSE


So long as your policy's Cash Surrender Value is enough to cover the monthly deduction of charges on each monthly anniversary date, the policy will remain In Force. The Cash Surrender Value could be below the amount of a monthly deduction because you have not paid enough Premium into the policy or because Investment Experience has decreased the Cash Surrender Value, or both. The policy will remain In Force during the Grace Period.

Stated another way, this policy will Lapse when the Grace Period ends before you make a required Premium payment as stated in a notice.

GRACE PERIOD

If the Cash Value allocated to the variable and fixed investment options on a monthly anniversary date is not sufficient to cover the current monthly deduction, then a Grace Period begins.

We will send you a notice at the start of the Grace Period to the address on the application or another address you have specified. The notice will state the amount of Premium required to avoid lapsing the policy. The amount of Premium specified in the notice will equal the lesser of at least 3 times the current monthly deduction. The Grace Period will end 61 days after the day the notice is mailed. If we do not receive sufficient Premium by the end of the Grace Period, the policy including all Riders you have selected will Lapse without value. The Grace Period will not alter the operation of the policy or the payment of Proceeds.

REINSTATEMENT

If the Grace Period ends and you have neither paid the required Premium nor surrendered the policy for its Cash Surrender Value, you may reinstate the policy by:

> submitting a written request at any time within three years after the end of the Grace Period and prior to the Maturity Date;

>    providing evidence of insurability satisfactory to us;

> paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period;


> paying sufficient Premium to keep the policy In Force for three months from the date of reinstatement; and


> paying or reinstating any indebtedness against the policy which existed at the end of the Grace Period.


The effective date of a reinstated policy will be the monthly anniversary date on or next following the date we approve the application for reinstatement. If the policy is reinstated, the Cash Value on the date of reinstatement, will be the Cash Value at the end of the Grace Period.


We will then add any Premiums or loan repayments that you made to reinstate the policy.

The allocations to Sub-Account portfolios in effect at the start of the Grace Period will be reinstated, unless you instruct otherwise.

                                     TAXES

TYPES OF TAXES OF WHICH TO BE AWARE

Federal Income Tax. Generally, the United States assesses a tax on income which is broadly defined to include all items of income from whatever source, unless the item is specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.


Federal Transfer Tax. In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax). The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 2003, an estate of less than $1,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. The $1 million amount increases to $1.5 million in 2004 and 2005; $2 million in 2006, 2007, and 2008; and $3.5 million in 2009. The federal estate tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the estate tax is scheduled to be reinstated with respect to decedents who die after December 31, 2010. Also, an unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

In addition, if the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The tax is imposed at a flat rate equal to the maximum estate tax rate (for 2003, 49%, decreasing by 1 percentage point each year until 2007, when it will be 45%), and there is a provision for an aggregate $1 million exemption. The GSTT estate tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the GSTT tax is scheduled to be reinstated on January 1, 2011 at a rate of 55%.


State and Local Taxes. State and local estate, inheritance, income and other tax consequences of ownership or receipt of Policy Proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in your case, the specific nature of these taxes preclude a useful description of them in this prospectus.

BUYING THE POLICY

Note to Non-Resident Aliens. Specific tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death Proceeds, or other distributions and/or ownership of the policy. If you are a non-resident alien, you should confer with a competent tax professional with respect to the tax treatment of this policy.

Federal Income Tax. Generally, the Code treats life insurance Premiums as a personal expense. This means that under the general rule you cannot deduct from your taxable income the Premiums paid to purchase the policy.

Federal Transfer Tax. Generally, the Code treats the payment of Premiums on a life insurance policy as a gift when the Premium payment benefits someone else like the policy owner. Gifts are not generally included in the recipient's taxable income. If you (whether or not you are the Insured) transfer ownership of the policy to another person, the transfer may be subject to a federal gift tax. The tax is imposed at a flat rate equal to the maximum estate tax rate (for 2003, 49%, decreasing by 1 percentage point each year until 2007, when it will be 45%), and there is a provision for an aggregate $1 million exemption. The GSTT estate tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the GSTT tax is scheduled to be reinstated on January 1, 2011. In addition, if you transfer the policy to someone two or more generations younger than you, the transfer may be subject to the GSTT, with the taxable amount equaling the value of the policy.

INVESTMENT GAIN IN THE POLICY

The income tax treatment of changes in the policy's Cash Value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's Cash Value is not included in your taxable income for federal income tax purposes.


To qualify as life insurance, the policy must meet certain tests set out in
Section 7702 of the Code. For more information, see "The Minimum Required Death Benefit," beginning on page 29. In addition to meeting the tests required under
Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, you will be deemed to be the owner of the underlying securities and taxed on the earnings of your policy's account.


Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Code, we will take whatever steps are available to remain in compliance.

We will monitor compliance with the Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, will change the objectives or assets of the Sub-Account investments to remain in compliance. We will also monitor the Policy's compliance with Code Section 7702. Thus, the policy should receive federal income tax treatment as life insurance.


PERIODIC WITHDRAWALS, NON-PERIODIC WITHDRAWALS AND LOANS

The tax treatment described in this section applies to withdrawals and loans you choose to take from the policy. It also applies to Premiums we accept but then return to meet the Code's definition of life insurance. For more information, see "The Minimum Required Death Benefit," beginning on page 29.


The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance contract that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance contract that is a modified endowment contract.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a contract is issued as a modified endowment contract, it will always be a modified endowment contract; a contract that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the contract, such as payment of additional Premiums.

When the Policy is Life Insurance that is a Modified Endowment Contract. Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total Premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual Premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.

The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are taxable to the extent the Cash Value of the policy exceeds, at the time of distribution, the Premiums paid into the policy. In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2, disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.

When the Policy is Life Insurance that is NOT a Modified Endowment Contract. If the policy is not issued as a modified endowment contract, Nationwide will monitor Premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in Death Benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code. You should carefully consider this potential tax ramification and seek further information before initiating any changes in the terms of the policy.


Distributions from life insurance contracts that are not modified endowment contracts are treated as being (a) from the Premiums paid into the contract, and then (b) from the income in the contract. Because Premium payments are generally nondeductible, distributions not in excess of aggregate Premium payments are generally not includible in income; instead, they reduce the owner's "cost basis" in the contract. In addition, a loan from life insurance contracts that are not modified endowment contracts are not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Contracts that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.

SURRENDER OF THE POLICY

A total surrender or cancellation of the policy by Lapse or the maturity of the policy on its Maturity Date may have adverse tax consequences. If the amount you receive plus total policy indebtedness exceeds the Premiums paid into the policy, then the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

WITHHOLDING

Distributions of income from a life insurance policy, including a life insurance policy that is a modified endowment contract, are subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. We will withhold income tax unless you advise us, in writing, of your request not to withhold. If you request that taxes not be withheld, or if the taxes withheld are insufficient, you may be liable for payment of an estimated tax.


A distribution of income from a contract may be subject to mandatory back-up withholding. Mandatory back-up withholding means we are required to withhold taxes on a distribution at a rate established by Section 3406 of the Code and the recipient cannot elect to receive the entire distribution. Mandatory backup withholding may arise if we have not been provided a taxpayer identification number, or if the IRS notifies us that back-up withholding is required.


In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:

>    the value each year of the life insurance protection provided;

>    an amount equal to any employer-paid Premiums; or

> some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants in an employer sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

EXCHANGING THE POLICY FOR ANOTHER LIFE INSURANCE

As described in the section "Surrenders," you ordinarily will pay taxes on amounts that you receive in excess of your Premium payments when you completely surrender the policy. If, POLICY however, you exchange the policy for another life insurance policy, a modified endowment contract or an annuity contract, you will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To meet Section 1035 requirements, the Insured named in the policy must be the Insured for the new policy or contract.

Also, the new policy or contract cannot extend the Maturity Date of the policy or otherwise delay a distribution that would extend when tax would be payable under the policy.

Generally, the new policy or contract will be treated as having the same date of issue and tax basis as the old contract.

TAXATION OF DEATH BENEFITS

Federal Income Tax. The death Proceeds payable under a policy generally are excludable from gross income of the beneficiary under Section 101 of the Code. However, if the policy is transferred for valuable consideration, then a portion of the death Proceeds may be includable in the beneficiary's gross income.

Federal Transfer Taxes. When the Insured dies, the Death Benefit will generally be included in such Insured's federal gross estate if: (1) the Proceeds were payable to or for the benefit of the Insured's estate; or (2) the Insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary. If the beneficiary is two or more generations younger than the Insured, the payment of the death Proceeds at the death of the Insured may be subject to the GSTT. Pursuant to regulations issued by the U.S. Secretary of the Treasury, we may be required to withhold a portion of the death Proceeds and pay them directly to the IRS as the GSTT liability.

SPECIAL CONSIDERATIONS FOR CORPORATIONS

Section 264 of the Code imposes numerous limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the Premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the Death Benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the Cash Surrender Value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.

Due to the complexity of these rules, and because they are affected by your facts and circumstances, you should consult with legal and tax counsel and other competent advisers regarding these matters.

Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's Cash Value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. These cases are in various stages of the appellate process. Corporations should consider, in consultation with tax professionals familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.

TAXES AND THE VALUE OF YOUR POLICY

A Premium load is assessed on each Premium payment, and their remainder is invested in accordance with your investment allocations. The Premium load partially recovers certain taxes assessed by federal and state taxing authorities. For more information, see "Premium Load (Charge)" at page 22.


For federal income tax purposes, the separate account is not a separate entity from Nationwide Life and Annuity Insurance Company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Sub-Account Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

At present, we do not initially expect to incur any federal income tax liability that would be chargeable to the Units you hold in the separate account. Based upon this expectations, no charge is currently being made against your Units in the separate account for federal income taxes. If, however, we determine that taxes may be incurred, we reserve the right to assess a charge for taxes.

We may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of your Units in the separate account.

TAX CHANGES

The foregoing discussion, which is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice.

The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If you, the Insured, the beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death Proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. We make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.

In 2001, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) was enacted into law. EGTRRA contained numerous changes to the federal income, gift, estate and generation skipping transfer taxes, many of which are not scheduled to become effective until a future date. Among other matters, EGTRRA provides for the repeal of the federal estate and generation skipping transfer taxes after 2009; however, unless Congress and the President enact additional legislation, EGTRRA also provides that all of those changes will "sunset" after 2010, and the estate and generation skipping transfer taxes will be reinstated as if EGTRRA had never been enacted.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice. You should consult your independent legal, tax and/or financial adviser.

                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

We are a stock life insurance company organized under Ohio law. We were established in 1981 and our Home Office is One Nationwide Plaza, Columbus, Ohio 43215. We provide long-term savings products by issuing life insurance, annuities and other retirement products.

                        NATIONWIDE VL SEPARATE ACCOUNT-C


ORGANIZATION, REGISTRATION AND OPERATION

Nationwide VL Separate Account-C is a separate account established under Ohio law. We own the assets in this account, and we are obligated to pay all benefits under the policies. We may use the account to support other variable life insurance policies we issue. It is registered with the SEC as a Unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws. This registration, however, does not involve the SEC's supervision of this account's management or investment practice or policies.

It is divided into Sub-Accounts that may invest in shares of the available Sub-Account portfolios. We buy and sell the Sub-Account portfolio shares at Net Asset Value. Any dividends and distributions from a Sub-Account portfolio are reinvested at Net Asset Value in shares of that Sub-Account portfolio.


Income, gains, and losses, whether or not realized, from the assets in the account will be credited to, or charged against, the account without regard to our other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the Investment Experience of our other assets. Its assets are held separately from our other assets and are not part of our general account. We may not use the separate account's assets to pay any of our liabilities other than those arising from the policies. If the separate account's assets exceed the required reserves and its other liabilities, we may transfer the excess to our general account. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.


If investment in the mutual funds or a particular portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the policy, or for any other reason at our sole discretion, we may substitute another mutual fund or portfolio without your consent. The substituted mutual fund or portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investments of future Premium, or both. We will comply with federal securities laws to effect a substitution. Furthermore, we may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time at our sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

In addition, we reserve the right to make other structural and operational changes affecting this separate account.

WE DO NOT GUARANTEE ANY MONEY YOU PLACE IN THIS SEPARATE ACCOUNT. THE VALUE OF EACH SUB-ACCOUNT WILL INCREASE OR DECREASE, DEPENDING ON THE INVESTMENT

PERFORMANCE OF THE CORRESPONDING PORTFOLIO. YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

ADDITION, DELETION, OR SUBSTITUTION OF MUTUALFUNDS

Where permitted by applicable law, we reserve the right to:

> remove, combine, or add Sub-Accounts and make new Sub-Accounts available to you;

> substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;

>    substitute or close Sub-Accounts to allocations;

> transfer assets supporting the policies from one Sub-Account to another or from the separate account to another separate account;

> combine the separate account with other separate accounts, and/or create new separate accounts;

> deregister the separate account under the 1940 Act, or operate the separate account as a management investment company under the 1940 Act, or as any other form permitted by the law; and

> modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.

The portfolios that sell their shares to the Sub-Accounts pursuant to participation agreements also may terminate these agreements and discontinue offering their shares to the Sub-Accounts. We will not make any such changes without receiving necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes.

VOTING RIGHTS

Unless there is a change in existing law, on all matters submitted to shareholders we will vote our portfolio shares attributable to your allocations in a Sub-Account only as you instruct.

Before a vote of a portfolio's shareholders occurs, you will have the right to instruct us based on the number of portfolio shares that corresponds to the amount of policy account value you have in the portfolio (as of a date set by the portfolio). We will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the Cash Value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. We will designate a date for this determination not more than 90 days before the shareholder meeting.

                               LEGAL PROCEEDINGS


NATIONWIDE LIFE AND ANNUITY INSURANCE COMPAN

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its Y business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates, which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the Court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. On April 16, 2002, Nationwide filed a motion for summary judgment on the individual claims of plaintiff Mercedes Castillo. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs, so the action is now proceeding with Mercedes Castillo as the only named plaintiff. On November 4, 2002, the Court issued a decision granting Nationwide's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification is moot. Judgment for Nationwide was entered on November 15, 2002. On December 16, 2002, plaintiff Mercedes Castillo filed a notice of appeal from the Court's orders (a) granting Nationwide's motion for summary judgment; and (b) denying Castillo's motion for leave to amend the complaint to add three new named plaintiffs. Nationwide's responsive brief is due by April 23, 2003 and plaintiff's reply brief is due by May 12, 2003. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 6, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of retirement plans that purchased variable annuities from Nationwide to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide that allowed plan participants to invest in funds that were offered by separate mutual fund companies; that Nationwide was a fiduciary under ERISA and that Nationwide breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide; and that Nationwide violated ERISA by replacing many of the funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid higher fees to Nationwide. The amended complaint seeks disgorgement of the fees allegedly received by Nationwide and other unspecified compensatory damages, declaratory and injunctive relief and attorney's fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Nationwide is opposing that motion. Nationwide's Motion to Dismiss was denied on September 11, 2002. On January 14, 2003, plaintiffs filed a motion to file a second amended complaint and the motion was granted on February 21, 2003. The second amended complaint removes the claims asserted against Nationwide concerning a violation of ERISA through the replacement of many of the funds originally included in the plaintiffs' annuities with "inferior" funds that purportedly paid higher fees to Nationwide. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.


NATIONWIDE INVESTMENT SERVICES CORPORATION

The general distributor, Nationwide Investment Services Corporation, is not engaged in litigation of a material nature.


                              FINANCIAL STATEMENTS

The Statement of Additional Information contains financial statements for Nationwide Life and Annuity Insurance Company and of Nationwide VL Separate Account-C. You may obtain the Statement of Additional Information FREE OF CHARGE by contacting us at the address or telephone number on the first page of this prospectus. You should distinguish the financial statements of the company and subsidiaries from the financial statements of the separate account. Please consider the financial statements of the company only as bearing on our ability to meet the obligations under the policy. You should not consider the financial statements of the company and subsidiaries as affecting the investment performance of the assets of the separate account.

--------------------------------------------------------------------------------
                             APPENDIX A: DEFINITIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ATTAINED AGE - The Insured's Issue Age plus the number of full years since the Policy Date.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CASH SURRENDER VALUE - The policy's Cash Value minus the amount of any loans and minus any outstanding charges.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CASH VALUE - The amount equal to the Premiums you pay, minus policy charges and any indebtedness, plus the Investment Experience of your policy's investment options.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CODE - The Internal Revenue Code of 1986, as amended.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DEATH BENEFIT - The amount we pay to the beneficiary upon the Insured's death, before payment of any unpaid outstanding loan balances or charges.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GRACE PERIOD - The period in which the Policy is In Force even though a Premium payment is past due.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

HOME OFFICE - Our Home Offices are located at One Nationwide Plaza, Columbus, Ohio 43215.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

IN FORCE - The insurance coverage is in effect.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INSURED - The person whose life we insure under the policy, and whose death triggers the Death Benefit.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT EXPERIENCE - The rate of return or performance for investment options.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

LAPSE - The policy terminates without value.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

MATURITY DATE - The policy anniversary on or next following the Insured's 100th birthday.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


NET AMOUNT AT RISK - The policy's Death Benefit (base (non-rider) and Additional Protection Rider) minus the policy's Cash Value.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NET ASSET VALUE (NAV) - The price of each share of a mutual fund in which a Sub-Account portfolio invests. It is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. We use NAV to calculate the value of Units. NAV does not reflect deductions we make for charges we take from Sub-Accounts. Unit values do reflect these deductions.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NET PREMIUM - Premium after transaction charges, but before any allocation to an investment option.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


POLICY DATA PAGE - The part of the policy that contains more detailed information about the policy; some of which is particular to the owner, the Insured, and the beneficiary.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


POLICY DATE - The date the policy takes effect as shown on the Policy Data Page. Policy years and months are measured from this date.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

POLICY PROCEEDS OR PROCEEDS - Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or you choose to surrender the policy.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PREMIUM - The amount of money you pay to begin and continue the policy.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

RIDER - An optional benefit you may purchase under the policy.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SEC - The Securities and Exchange Commission.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SPECIFIED AMOUNT - The dollar amount of insurance the owner selects. The Specified Amount consists of the insurance provided under the base portion of the policy and the coverage under the Additional (insurance) Protection Rider. This amount is used in determining the Death Benefit we will pay the beneficiary.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SUB-ACCOUNTS - The record-keeping tool we use to track the investment performance of the mutual funds that are investment options, and the value of your allocations to the investment options, after we deduct transaction fees and periodic charges.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

UNIT - Determines the variable investment part of your policy's Cash Value. It represents your interest in the Sub-Accounts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

US, WE, OUR or the COMPANY - Nationwide Life and Annuity Insurance Company.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VALUATION PERIOD - The period during which we determine the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of normal trading on the New York Stock Exchange.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

YOU, YOUR or the POLICY OWNER OR OWNER - the person named as the owner in the application, or the person assigned ownership rights.
--------------------------------------------------------------------------------

                       APPENDIX B: SUB-ACCOUNT PORTFOLIOS


The Sub-Account portfolios listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Total Sub-Account Portfolio Annual Operating Expenses are expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses.


       PLEASE REFER TO THE PROSPECTUS FOR EACH UNDERLYING MUTUAL FUND FOR
                           MORE DETAILED INFORMATION.

AIM Variable Insurance Funds, Inc. - AIM V.I. Basic Value Fund: Series I Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.16%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AIM Variable Insurance Funds, Inc. - AIM V.I. Capital Development Fund: Series I Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.14%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.68%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (not available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.70%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.30%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.00%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.95%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Baron Capital Funds Trust - Baron Capital Asset Fund: Insurance Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              BAMCO, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.42%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Calvert Variable Series, Inc. - CVS Social Equity Portfolio
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Calvert Asset Management Company, Inc
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.34%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
0.98%. The reimbursements and waivers are guaranteed to remain in effect until
April 30, 2003.

Credit Suisse Trust - Global Post-Venture Capital Portfolio (not available for policies issued on or after September 27, 1999)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.71%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.40%. The investment adviser may discontinue the reimbursements and waivers at any time.


Credit Suisse Trust - International Focus Portfolio (not available for policies issued on or after September 27, 1999)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.42%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Credit Suisse Trust - Large Cap Value Portfolio (not available for policies issued on or after May 1, 2000)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.35%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.00%. The investment adviser may discontinue the reimbursements and waivers at any time.


Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Initial Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Results that exceed total return performance of S&P 400.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.85%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Dreyfus Stock Index Fund, Inc.: Initial Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.27%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match performance of the S&P Small Cap 600 Index.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.60%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.78%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.47%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.40%. The reimbursements and waivers are guaranteed to remain in effect until
December 31, 2003.


Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares (not available for policies issued on or after
February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with current income as a secondary goal.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.80%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.23%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
0.70%. The investment adviser may discontinue the reimbursements and waivers at any time.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.67%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------


Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class

------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.77%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (not available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.80%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.00%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund II - VIP II Contrafund(R) Portfolio: Service Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.78%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund III - VIP III Growth Opportunities Portfolio: Service Class (not
available for policies issued on or after May 1, 2002)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.80%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund III - VIP III Value Strategies Portfolio: Service Class  (not available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.52%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.10%. The investment adviser may discontinue the reimbursements and waivers at any time.


Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.15%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.13%. The reimbursements and waivers are guaranteed to remain in effect until
December 31, 2003.


Gartmore Variable Insurance Trust - Comstock GVIT Value Fund: Class I (not
available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.11%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Dreyfus GVIT Mid Cap Index Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.75%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Federated GVIT High Income Bond Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Counseling
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.98%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.41%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The underlying mutual fund operates under an expense cap of 1.41%. The expense cap is guaranteed to remain in effect until July 1, 2003.

Gartmore Variable Insurance Trust - Gartmore GVIT Mid Cap Growth Fund: Class I
(not available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.16%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Global Financial Services Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.40%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The underlying mutual fund operates under an expense cap of 1.40%. The expense cap is guaranteed to remain in effect until July 1, 2003.

Gartmore Variable Insurance Trust - Gartmore GVIT Global Health Sciences Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.30%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The underlying mutual fund operates under an expense cap of 1.30%. The expense cap is guaranteed to remain in effect until July 1, 2003.

Gartmore Variable Insurance Trust - Gartmore GVIT Global Technology and Communications Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.39%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.38%. The reimbursements and waivers are guaranteed to remain in effect until
July 1, 2003.


Gartmore Variable Insurance Trust - Gartmore GVIT Global Utilities Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.24%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.20%. The reimbursements and waivers are guaranteed to remain in effect until
July 1, 2003.


Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.73%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Growth Fund: Class I (not available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.85%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT International Growth Fund: Class I (not available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.33%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.30%. The reimbursements and waivers are guaranteed to remain in effect until
July 1, 2003.

Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Funds

--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc.
--------------------------- --------------------------------------------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking income and,
Destinations Conservative                                       secondarily, long term growth of capital.  The Fund invests in a
Fund                                                            target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking income and,
Destinations Moderately                                         secondarily, growth of capital.  The Fund invests in a target
Conservative Fund                                               allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S.
                                                                stocks, 10% international stocks, 35% bonds, and 25% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking growth of capital
Destinations Moderate Fund                                      and income.  The Fund invests in a target allocation mix of 30%
                                                                large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
                                                                stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return primarily by seeking growth of
Destinations Moderately                                         capital, but also income.  The Fund invests in a target allocation
Aggressive Fund                                                 mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5%
                                                                short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return primarily by seeking growth of
Destinations Aggressive                                         capital.  The Fund invests in a target allocation mix of 40% large
Fund                                                            cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S.
                                                                stocks, 30% international funds, and 5% bonds.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------

*The underlying mutual funds operate under an expense cap of 0.56%. The expense cap is guaranteed to remain in effect until May 1, 2003. The Investor
Destination Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expense of the Investor
Destination Funds, a contract owner will be indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I (not available for transfers or new purchase payments effective October 21, 2002)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.62%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class V
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.54%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Nationwide Leaders Fund: Class I (not available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.18%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The underlying mutual fund operates under an expense cap of 1.18%. The expense cap is guaranteed to remain in effect until July 1, 2003.


Gartmore Variable Insurance Trust - Gartmore GVIT Nationwide Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.84%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT U.S. Growth Leaders Fund: Class I (not available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.18%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The underlying mutual fund operates under an expense cap of 1.18%. The expense cap is guaranteed to remain in effect until July 1, 2003.

Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class
I (not available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.32%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Neuberger Berman, LLC; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.35%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - GVIT Small Cap Value Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.11%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    The Dreyfus Corporation; Gartmore Global Partners, an indirect subsidiary of
                                                 Nationwide Mutual Insurance Company; Neuberger Berman, LLC; Strong Capital
                                                 Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.18%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I (not available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     J.P. Morgan Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.00%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Van Kampen GVIT Multi Sector Bond Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Morgan Stanley Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average total return.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.02%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Nationwide GVIT Strategic Value Fund: Class I (not available for policies issued on or after May 1, 2000)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.16%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.00%. The investment adviser may discontinue the reimbursements and waivers at any time.


Gartmore Variable Insurance Trust - Turner GVIT Growth Focus Fund: Class I (not
available for policies issued on or after January 25, 2002)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Turner Investment Partners, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.05%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The underlying mutual fund operates under an expense cap of 1.05%. The expense cap is guaranteed to remain in effect until July 1, 2003.

Goldman Sachs Variable Insurance Trust - Goldman Sachs VIT Mid Cap Value Fund
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Goldman Sachs Asset Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.93%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Janus Aspen Series - Balanced Portfolio: Service Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.92%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Janus Aspen Series - Capital Appreciation Portfolio: Service Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.92%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Janus Aspen Series - Global Technology Portfolio: Service Shares  (not available for policies issued on or after
February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.97%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Janus Aspen Series - International Growth Portfolio: Service Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.99%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: Class S
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.90%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.40%. The reimbursements and waivers are guaranteed to remain in effect until
December 31, 2006.

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio (not
available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.98%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.95%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio (not
available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.91%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
One Group(R) Investment Trust - Mid Cap Growth Portfolio

------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Banc One Investment Advisors Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital and current income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.85%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

One Group(R) Investment Trust - Mid Cap Value Portfolio
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Banc One Investment Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.98%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Oppenheimer Variable Account Funds - Oppenheimer Aggressive Growth Fund/VA: Initial Class (not available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.68%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Initial Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.66%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.67%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Oppenheimer Variable Account Funds - Oppenheimer Main Street(R) Fund/VA: Initial Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.69%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

PIMCO Variable Insurance Trust - PIMCO VIT Low Duration Portfolio: Administrative Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              PIMCO
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize total return.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.67%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
0.66%. The reimbursements and waivers are guaranteed to remain in effect until
December 31, 2003.


PIMCO Variable Insurance Trust - PIMCO VIT Real Return Portfolio: Administrative Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              PIMCO
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize total return.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.66%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

PIMCO Variable Insurance Trust - PIMCO VIT Total Return Portfolio: Administrative Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              PIMCO
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize total return.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.66%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
0.65%. The reimbursements and waivers are guaranteed to remain in effect until
December 31, 2003.


Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Pioneer Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize total return.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.02%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Royce Capital Fund - Royce Micro-Cap Portfolio
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Royce & Associates, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.42%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.35%. The reimbursements and waivers are guaranteed to remain in effect until
December 31, 2003.


Strong Opportunity Fund II, Inc.: Investor Class (not available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.38%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.09%. The investment adviser may discontinue the reimbursements and waivers at any time.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class
II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              T. Rowe Price Investment Services
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.10%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio:
Class II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              T. Rowe Price Investment Services
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital by investing primarily in the common stocks of medium-sized companies with the potential for above-average growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.10%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.22%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I (not available for policies issued on or after May 1, 2002)

------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.28%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.05%. The investment adviser may discontinue the reimbursements and waivers at any time.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.12%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.10%. The investment adviser may discontinue the reimbursements and waivers at any time.

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund (not
available for policies issued on or after May 1, 2002)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.36%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, excluding interest expense, total underlying mutual fund annual operating expenses are 1.30%. The investment adviser may discontinue the reimbursements and waivers at any time.


Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund (not available for policies issued on or after May 1, 2002)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.23%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, excluding interest expense, total underlying mutual fund annual operating expenses are 1.20%. The investment adviser may discontinue the reimbursements and waivers at any time.

Prior CVUL

AIM Variable Insurance Funds, Inc. - AIM V.I. Basic Value Fund: Series I Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.16%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AIM Variable Insurance Funds, Inc. - AIM V.I. Capital Development Fund: Series I Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.14%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.68%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I

------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and current income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.90%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (not
available for policies issued on or after September 27, 1999)

------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.00%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (not available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.70%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.30%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.00%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.95%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Baron Capital Funds Trust - Baron Capital Asset Fund: Insurance Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              BAMCO, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.42%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Calvert Variable Series, Inc. - CVS Social Equity Portfolio
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Calvert Asset Management Company, Inc
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.34%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
0.98%. The reimbursements and waivers are guaranteed to remain in effect until
April 30, 2003.

Credit Suisse Trust - Global Post-Venture Capital Portfolio (not available for policies issued on or after September 27, 1999)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.71%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.40%. The investment adviser may discontinue the reimbursements and waivers at any time.


Credit Suisse Trust - International Focus Portfolio (not available for policies issued on or after September 27, 1999)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.42%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Credit Suisse Trust - Small Cap Growth Portfolio

------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.14%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Initial Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Results that exceed total return performance of S&P 400.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.85%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Dreyfus Stock Index Fund, Inc.: Initial Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.27%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match performance of the S&P Small Cap 600 Index.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.60%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.78%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------


Dreyfus Variable Investment Fund - Growth and Income Portfolio: Initial Shares

------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth, current income and growth of income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.80%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.47%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.40%. The reimbursements and waivers are guaranteed to remain in effect until
December 31, 2003.


Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares (not available for policies issued on or after
February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with current income as a secondary goal.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.80%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.23%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
0.70%. The investment adviser may discontinue the reimbursements and waivers at any time.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.67%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class

------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.77%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (not available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.80%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.00%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund II - VIP II Asset Manager Portfolio: Initial Class

------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.63%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund II - VIP II Contrafund(R) Portfolio: Service Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.78%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund III - VIP III Growth Opportunities Portfolio: Service Class (not
available for policies issued on or after May 1, 2002)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.80%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund III - VIP III Value Strategies Portfolio: Service Class  (not available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.52%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.10%. The investment adviser may discontinue the reimbursements and waivers at any time.


Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.15%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.13%. The reimbursements and waivers are guaranteed to remain in effect until
December 31, 2003.


Gartmore Variable Insurance Trust - Comstock GVIT Value Fund: Class I (not
available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.11%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Dreyfus GVIT Mid Cap Index Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.75%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Federated GVIT High Income Bond Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Counseling
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.98%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.41%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The underlying mutual fund operates under an expense cap of 1.41%. The expense cap is guaranteed to remain in effect until July 1, 2003.

Gartmore Variable Insurance Trust - Gartmore GVIT Mid Cap Growth Fund: Class I
(not available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.16%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Global Financial Services Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.40%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The underlying mutual fund operates under an expense cap of 1.40%. The expense cap is guaranteed to remain in effect until July 1, 2003.

Gartmore Variable Insurance Trust - Gartmore GVIT Global Health Sciences Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.30%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The underlying mutual fund operates under an expense cap of 1.30%. The expense cap is guaranteed to remain in effect until July 1, 2003.

Gartmore Variable Insurance Trust - Gartmore GVIT Global Technology and Communications Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.39%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.38%. The reimbursements and waivers are guaranteed to remain in effect until
July 1, 2003.


Gartmore Variable Insurance Trust - Gartmore GVIT Global Utilities Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.24%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.20%. The reimbursements and waivers are guaranteed to remain in effect until
July 1, 2003.

Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.73%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Growth Fund: Class I (not available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.85%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT International Growth Fund: Class I (not available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.33%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.30%. The reimbursements and waivers are guaranteed to remain in effect until
July 1, 2003.

Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Funds

--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc.
--------------------------- --------------------------------------------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking income and,
Destinations Conservative                                       secondarily, long term growth of capital.  The Fund invests in a
Fund                                                            target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking income and,
Destinations Moderately                                         secondarily, growth of capital.  The Fund invests in a target
Conservative Fund                                               allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S.
                                                                stocks, 10% international stocks, 35% bonds, and 25% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking growth of capital
Destinations Moderate Fund                                      and income.  The Fund invests in a target allocation mix of 30%
                                                                large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
                                                                stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return primarily by seeking growth of
Destinations Moderately                                         capital, but also income.  The Fund invests in a target allocation
Aggressive Fund                                                 mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5%
                                                                short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return primarily by seeking growth of
Destinations Aggressive                                         capital.  The Fund invests in a target allocation mix of 40% large
Fund                                                            cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S.
                                                                stocks, 30% international funds, and 5% bonds.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------

*The underlying mutual funds operate under an expense cap of 0.56%. The expense cap is guaranteed to remain in effect until May 1, 2003. The Investor
Destination Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expense of the Investor
Destination Funds, a contract owner will be indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I  (not available for transfers or new purchase payments effective October 21, 2002)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.62%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class V
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.54%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Nationwide Leaders Fund: Class I (not available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.18%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The underlying mutual fund operates under an expense cap of 1.18%. The expense cap is guaranteed to remain in effect until July 1, 2003.


Gartmore Variable Insurance Trust - Gartmore GVIT Nationwide Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.84%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT U.S. Growth Leaders Fund: Class I (not available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.18%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The underlying mutual fund operates under an expense cap of 1.18%. The expense cap is guaranteed to remain in effect until July 1, 2003.

Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class
I (not available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.32%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Neuberger Berman, LLC; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.35%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - GVIT Small Cap Value Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.11%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    The Dreyfus Corporation; Gartmore Global Partners, an indirect subsidiary of
                                                 Nationwide Mutual Insurance Company; Neuberger Berman, LLC; Strong Capital
                                                 Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.18%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I (not available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     J.P. Morgan Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.00%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Van Kampen GVIT Multi Sector Bond Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Morgan Stanley Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average total return.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.02%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Nationwide GVIT Strategic Value Fund: Class I (not available for policies issued on or after May 1, 2000)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.16%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.00%. The investment adviser may discontinue the reimbursements and waivers at any time.

Gartmore Variable Insurance Trust - Turner GVIT Growth Focus Fund: Class I (not
available for policies issued on or after January 25, 2002)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Turner Investment Partners, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.05%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The underlying mutual fund operates under an expense cap of 1.05%. The expense cap is guaranteed to remain in effect until July 1, 2003.

Goldman Sachs Variable Insurance Trust - Goldman Sachs VIT Mid Cap Value Fund
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Goldman Sachs Asset Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.93%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Janus Aspen Series - Balanced Portfolio: Service Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.92%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Janus Aspen Series - Capital Appreciation Portfolio: Service Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.92%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Janus Aspen Series - Global Technology Portfolio: Service Shares  (not available for policies issued on or after
February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.97%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Janus Aspen Series - International Growth Portfolio: Service Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.99%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: Class S
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.90%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.40%. The reimbursements and waivers are guaranteed to remain in effect until
December 31, 2006.

Neuberger Berman Advisers Management Trust - AMT Growth Portfolio
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.96%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio (not
available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.98%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------


Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: Class I

------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Highest available current income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.76%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.95%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio (not
available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.91%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

One Group(R) Investment Trust - Mid Cap Growth Portfolio
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Banc One Investment Advisors Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital and current income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.85%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

One Group(R) Investment Trust - Mid Cap Value Portfolio
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Banc One Investment Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.98%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Oppenheimer Variable Account Funds - Oppenheimer Aggressive Growth Fund/VA: Initial Class (not available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.68%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------


Oppenheimer Variable Account Funds - Oppenheimer Bond Fund/VA: Initial Class

------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.73%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Initial Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.66%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.67%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Oppenheimer Variable Account Funds - Oppenheimer Main Street(R) Fund/VA: Initial Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.69%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Oppenheimer Variable Account Funds - Oppenheimer Multiple Strategies Fund/VA: Initial Class

------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total investment return; current income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.74%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

PIMCO Variable Insurance Trust - PIMCO VIT Low Duration Portfolio: Administrative Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              PIMCO
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize total return.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.67%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
0.66%. The reimbursements and waivers are guaranteed to remain in effect until
December 31, 2003.


PIMCO Variable Insurance Trust - PIMCO VIT Real Return Portfolio: Administrative Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              PIMCO
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize total return.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.66%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

PIMCO Variable Insurance Trust - PIMCO VIT Total Return Portfolio: Administrative Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              PIMCO
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize total return.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.66%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
0.65%. The reimbursements and waivers are guaranteed to remain in effect until
December 31, 2003.


Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Pioneer Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize total return.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.02%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Royce Capital Fund - Royce Micro-Cap Portfolio
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Royce & Associates, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.42%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.35%. The reimbursements and waivers are guaranteed to remain in effect until
December 31, 2003.

Strong Opportunity Fund II, Inc.: Investor Class (not available for policies issued on or after February 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.38%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.09%. The investment adviser may discontinue the reimbursements and waivers at any time.

Strong Variable Insurance Funds, Inc. - Strong Discovery Fund II, Inc. (not available for policies issued on or after September 27, 1999)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.23%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.19%. The investment adviser may discontinue the reimbursements and waivers at any time.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class
II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              T. Rowe Price Investment Services
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.10%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio:
Class II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              T. Rowe Price Investment Services
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital by investing primarily in the common stocks of medium-sized companies with the potential for above-average growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.10%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------


Van Eck Worldwide Insurance Trust - Worldwide Bond Fund (not available for policies issued on or after May 1, 2002)

------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.24%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, excluding interest expense, total underlying mutual fund annual operating expenses are 1.21%. The investment adviser may discontinue the reimbursements and waivers at any time.


Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund (not
available for policies issued on or after May 1, 2002)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.36%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, excluding interest expense, total underlying mutual fund annual operating expenses are 1.30%. The investment adviser may discontinue the reimbursements and waivers at any time.


Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund (not available for policies issued on or after May 1, 2002)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.23%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, excluding interest expense, total underlying mutual fund annual operating expenses are 1.20%. The investment adviser may discontinue the reimbursements and waivers at any time.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.22%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I  (not available for policies issued on or after May 1, 2002)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.28%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.05%. The investment adviser may discontinue the reimbursements and waivers at any time.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.12%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.10%. The investment adviser may discontinue the reimbursements and waivers at any time.

Outside back cover page

To learn more about this policy, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, net Cash Surrender Values, and Cash Values, and to request other information about this policy please call or write to our Service Center at 1-800-547-7548 (TDD:
1-800-238-3035) or write to us at Nationwide Life and Annuity Insurance Company, One Nationwide Plaza, RR1-04-D4, Columbus, OH 43215-2220.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy. Information about us and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, D.C. 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

Investment Company Act of 1940 Registration File No. 811-8891.

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                                  (REGISTRANT)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                                   (DEPOSITOR)

                         One Nationwide Plaza, RR1-04-D4
                             Columbus, OH 43215-2220
                                 1-800-547-7548
                               TDD: 1-800-238-3035

                       STATEMENT OF ADDITIONAL INFORMATION

      CORPORATE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES


     This Statement of Additional Information ("SAI") contains additional information regarding the individual flexible premium variable universal life insurance policy offered by us, Nationwide Life and Annuity Insurance Company. This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2003 and the prospectuses for the variable investment options available under the policy. You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown above.

The date of this Statement of Additional Information is May 1, 2003.

                                TABLE OF CONTENTS

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

NATIONWIDE VL SEPARATE ACCOUNT-C


NATIONWIDE INVESTMENT SERVICES CORPORATION (NISC)


SERVICES

UNDERWRITING PROCEDURE

FINANCIAL STATEMENTS

ILLUSTRATIONS

ADVERTISING


PERFORMANCE DATA - PERFORMANCE SUMMARY INFORMATION

MONEY MARKET RETURNS


TAX DEFINITION OF LIFE INSURANCE

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY


We are a stock life insurance company organized under the laws of the State of Ohio in 1981 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. We provide life insurance, annuities and retirement products. We are admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of our common stock is owned by Nationwide Life Insurance Company. All of Nationwide Life Insurance Company's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of the common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $129 billion as of December 31, 2002.


NATIONWIDE VL SEPARATE ACCOUNT-C

Nationwide VL Separate Account-C is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. We established the separate account on July 22, 1997 pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 the SEC does not supervise our management or the management of the variable account. We serve as the custodian of the assets of the variable account.

NATIONWIDE INVESTMENT SERVICES CORPORATION (NISC)


The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. NISC was organized as an Oklahoma corporation in 1981.


The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD").


We paid no underwriting commissions to NISC for each of the separate account's last three fiscal years.


For policies issued after September 9, 2002, first year commission payments made by Nationwide on the sale of these policies with recurring annual Premiums as distributed by NISC will not exceed 78% of target Premium plus 2.5% of any excess Premium payments in year one. Commission payments will not exceed 22% of target Premium plus 2.5% on the excess Premium in years two through five. Commission payments will not exceed 8.0% of Premium in years six through ten. There are no commissions for years eleven and beyond. For single Premium modified endowment contracts, first year commission payments will not exceed 55% of target Premium plus 5.0% of any excess Premium payments in year one. Expense allowances may be available. Asset based commissions of no more than 0.20% on non-loaned Cash Values for years after the first policy year may be available.

For policies issued before September 9, 2002, first year commission payments we make on the sale of these policies distributed by NISC will not exceed 55% of target Premium plus 5.0% of any excess Premium payments in year one and 25% of target Premium plus 5% on the excess Premium in years two through four. Gross renewal commissions we pay at the beginning of policy year five and beyond will not exceed greater of 5% of target Premium plus 5% on the excess Premium or an annual effective rate of 0.20%, paid quarterly, of the Cash Value as of the end of the prior quarter. For single Premium modified endowment contracts issued on or after May 1, 1999, gross renewal commissions paid at the beginning of policy year two and beyond will not exceed an annual rate of 0.20%, paid quarterly, of the Cash Value as of the end of the prior quarter. Expense allowances may be available.

SERVICES

We have responsibility for administration of the policies and the variable account. We also maintain the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.

We are the custodian of the assets of the variable account. We will maintain a record of all purchases and redemption of shares of the mutual funds. We or our affiliates may have entered into agreements with either the investment adviser or distributor for the mutual funds. The agreements relate to administrative services we or our affiliate furnish and provide for an annual fee based on the average aggregate net assets of the variable account (and our affiliate life insurance company subsidiaries' other separate accounts) invested in particular mutual funds. These fees in no way affect the Net Asset Value of the mutual funds or fees paid by the policy owner.


The financial statements of Nationwide Life and Annuity Insurance Company and Nationwide VL Separate Account-C for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.


UNDERWRITING PROCEDURE

We underwrite the policies issued through Nationwide VL Separate Account-C. The policy's cost of insurance depends upon the Insured's issue age, risk class, and length of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates for policies are based on the 1980 Commissioners' Standard Ordinary Male Mortality Table, Age Last Birthday aggregated as to tobacco status. Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the guaranteed cost of insurance rate on a standard basis. That is, guaranteed cost of insurance rates for substandard risks are guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.

The rate class of an Insured may affect the cost of insurance rate. We currently place Insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an Insured in the standard rate class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks. The rating class is determined using questionnaires, medical records, and physical exams, depending on the amount of insurance and the attributes of the Insured. On groups, we may underwrite using short-form questionnaires or abbreviated medical evaluations.

If there is an increase in the Specified Amount, the cost of insurance charges for the increased amount will reflect the duration since the increase, rather than the duration since the certificate was originally issued. If Death Benefit Option 1 is in effect and there have been increases in the Specified Amount, then the Cash Value will first be considered a part of the initial Specified Amount. If the Cash Value exceeds the initial Specified Amount, it will then be considered a part of the additional increase in Specified Amount resulting from the increase, in the order of the increase.

FINANCIAL STATEMENTS

================================================================================

                          Independent Auditors' Report

The Board of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VL Separate Account-C:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VL Separate Account-C (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2003

================================================================================

================================================================================

                        NATIONWIDE VL SEPARATE ACCOUNT-C

           STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 2002

Assets:
   Investments at fair value:

      Alliance VPS Growth & Income Portfolio - Class A (AllGroInc)
         114 shares (cost $1,956).....................................................   $      1,889

      American Century VP Balanced Fund - Class I (ACVPBal)
         39,340 shares (cost $219,965)................................................        228,566

      American Century VP Capital Appreciation Fund - Class I (ACVPCapAp)
         63,367 shares (cost $379,497)................................................        374,498

      American Century VP Income & Growth Fund - Class I (ACVPIncGr)
         1,449,975 shares (cost $9,293,885)...........................................      7,481,872

      American Century VP International Fund - Class I (ACVPInt)
         2,022, 192 shares (cost $13,1200.94).........................................     10,535,622

      American Century VP Value Fund - Class I (ACVPVal)
         1,377,888 shares (cost $9,382,168)...........................................     38,432,673

      Calvert Social Equity Portfolio (CVSSEP)
         231,852 shares (cost $3,081,318).............................................     83,002,488

      Comstock GVIT Value Fund - Class I (ComGVITVal)
         4,610 shares (cost $35,091)..................................................         35,310

      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         46,831 shares (cost $323,606)................................................        299,721

      Credit Suisse Trust - International Focus Portfolio (CSIntEq)
         57,903 shares (cost $384,580)................................................        386,790

      Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         23,760 shares (cost $283,698)................................................        231,423

      Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
         51,392 shares (cost $453,801)................................................        477,429

      Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)
         61,008 shares (cost $796,558)................................................        672,306

      Dreyfus Socially Responsible Growth Fund, Inc.- Initial Shares (DrySRGro)
         15,303 shares (cost $294,453)................................................        289,229

      Dreyfus Stock Index Fund (DryStkIx)
         1,272,919 shares (cost $37,452,693)..........................................     28,602,480

      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         193,792 shares (cost $6,459,457).............................................      5,577,341

      Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)
         18,059 shares (cost $279,678)................................................        290,029

      Federated GVIT High Income Bond Fund - Class I (FGVITHiInc)
         135,248 shares (cost $1,005,718).............................................        954,848

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
      STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      Federated Quality Bond Fund II - Primary Shares (FedQualBd)
         160,301 shares (cost $1,817,292).............................................   $  1,877,120

      Fidelity(R)VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
         5,522 shares (cost $90,225)..................................................        100,287

      Fidelity(R)VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
         211,465 shares (cost $4,432,692).............................................      3,827,511

      Fidelity(R)VIP - Growth Portfolio: Initial Class (FidVIPGr)
         170,957 shares (cost $5,578,667).............................................      4,007,234

      Fidelity(R)VIP - Growth Portfolio: Service Class (FidVIPGrS)
         610,129 shares (cost $23,161,729)............................................     14,240,406

      Fidelity(R)VIP - High Income Portfolio: Initial Class (FidVIPHI)
         256,597 shares (cost $1,457,745).............................................      1,521,620

      Fidelity(R)VIP - High Income Portfolio: Service Class (FidVIPHIS)
         461,784 shares (cost $2,727,090).............................................      2,729,146

      Fidelity(R)VIP - Overseas Portfolio: Initial Class (FidVIPOv)
         35,273 shares (cost $473,095)................................................        387,292

      Fidelity(R)VIP - Overseas Portfolio: Service Class (FidVIPOvS)
         281,567 shares (cost $4,157,478).............................................      3,080,341

      Fidelity(R)VIP II - Asset Manager: Growth Portfolio: Service Class (FidVIPAM)
         201,413 shares (cost $2,673,884).............................................      2,568,015

      Fidelity(R)VIP II - Contrafund Portfolio: Initial Class (FidVIPCon)
         16,225 shares (cost $292,760)................................................        293,677

      Fidelity(R)VIP II - Contrafund Portfolio: Service Class (FidVIPConS)
         309,266 shares (cost $6,624,284).............................................      5,579,166

      Fidelity(R)VIP III - Growth Opportunities Portfolio: Intial Class (FidVIPGrOp)
         73,007 shares (cost $1,026,631...............................................        854,914

      Fidelity(R)VIP III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
         96,223 shares (cost $1,374,139)..............................................      1,125,804

      Fidelity(R)VIP III - Value Strategies Portfolio: Service Class (FidVIPValStS)
         3,572 shares (cost $26,399)..................................................         28,221

      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGITech)
         87,123 shares (cost $248,299)................................................        208,223

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         6,237,773 shares (cost $75,408,984)..........................................     76,599,847

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         97,331 shares (cost $908,735)................................................        731,927

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         46,959,372 shares (cost $46,959,372).........................................     46,959,372

      Gartmore GVIT Money Market Fund - Class V (GVITMyMkt5)
         54,236,950 shares (cost $54,236,950).........................................     54,236,950

      Gartmore GVIT Nationwide(R)Strategic Value Fund - Class I (NWGVITStrVal)
         57,807 shares (cost $502,898)................................................        416,214

      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         229,821 shares (cost $2,381,664).............................................   $  2,220,075

      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         682,177 shares (cost $6,597,676).............................................      5,027,648

      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         475,361 shares (cost $8,792,499).............................................      7,325,319

      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
         680,123 shares (cost $5,932,383).............................................      5,508,999

      Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         4,946 shares (cost $36,896)..................................................         33,882

      J.P. Morgan GVIT Balanced Fund - Class I (JPMorBal)
         161,455 shares (cost $1,416,362).............................................      1,301,327

      Janus AS - Balanced Portfolio - Service Shares (JanBal)
         28,168 shares (cost $604,987)................................................        600,537

      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         105,114 shares (cost $2,102,371).............................................      1,812,168

      Janus AS - Global Technology Portfolio - Service Shares (JanGITech)
         307,637 shares (cost $1,003,461).............................................        741,406

      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         60,093 shares (cost $1,214,040)..............................................      1,032,390

      MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund - Class I
         (MGVITMultiSec) 238,449 shares (cost $2,194,540).............................      2,212,806

      Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
         30,441 shares (cost $230,897)................................................        241,396

      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
         145,306 shares (cost $2,075,917).............................................      1,554,779

      Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         28,984 shares (cost $386,577)................................................        391,281

      Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         93,018 shares (cost $1,315,730)..............................................      1,113,420

      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
         244,829 shares (cost $3,508,261).............................................      2,791,051

      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         206,124 shares (cost $8,392,559).............................................      6,025,009

      Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
         101,967 shares (cost $1,123,348).............................................      1,153,248

      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         336,089 shares (cost $12,555,137)............................................      8,946,702

      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         31,366 shares (cost $597,895)................................................        555,174

      Oppenheimer Main Street Growth & Income Fund/VA - Initial Class (OppMSGrInc)
         23,629 shares (cost $417,906)................................................        362,001

      Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)
         33,287 shares (cost $416,407)................................................        438,055

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
      STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      PIMCO VIT Low Duration Portfolio - Administrative Shares (PIMLowDur)
         283,505 shares (cost $2,897,426).............................................   $  2,900,259

      Royce Capital Fund - Micro Cap (RoyMicro)
         117,127 shares (cost $884,308)...............................................        890,164

      Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)
         64,729 shares (cost $619,488)................................................        472,524

      Strong Opportunity Fund II, Inc.(StOpp2)
         345,421 shares (cost $6,399,943).............................................      4,790,988

      Strong VIF - Strong Discovery Fund II (StDisc2)
         6,225 shares (cost $56,013)..................................................         56,526

      Strong VIF - Strong International Stock Fund II (StIntStk2)
         797 shares (cost $4,039).....................................................          4,231

      T. Rowe Price Equity Income Portfolio - II (TRPEI2)
         21,734 shares (cost $355,355)................................................        355,355

      T. Rowe Price Mid Cap Growth Portfolio - II (TRPMCG2)
         104,293 shares (cost $1,494,523).............................................      1,497,652

      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         2,442 shares (cost $26,418)..................................................         27,981

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         34,822 shares (cost $278,813)................................................        274,744

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         20,071 shares (cost $202,622)................................................        206,732

      Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
         42,826 shares (cost $310,136)................................................        302,777

      Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
         71,957 shares (cost $445,943)................................................        432,459

      Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)
         185,547 shares (cost $2,283,205).............................................      2,102,244
                                                                                         ------------

      Total Investments...............................................................    354,951,110

      Accounts Receivable.............................................................             --
                                                                                         ------------

      Total Assets....................................................................    354,951,110

      Accounts Payable................................................................        275,034
                                                                                         ------------

      Contract Owners' Equity (note7).................................................   $354,676,076
                                                                                         ============

See accompanying notes to financial statements

================================================================================

================================================================================

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

Investment activity:                                    Total       AllGroInc    ACVPBal    ACVPCapAp    ACVPIncGr     ACVPInt
                                                    -------------   ---------   --------   ----------   ----------   -----------
  Reinvested dividends...........................   $   7,159,038      --         16,656           --       66,042       132,963
  Mortality and expense risk charges (note 3)....      (1,280,166)     --         (1,723)      (2,196)     (20,948)      (58,287)
                                                    -------------     ---       --------   ----------   ----------   -----------
     Net investment income (loss)................       5,878,872      --         14,933       (2,196)      45,094        74,676
                                                    -------------     ---       --------   ----------   ----------   -----------

  Proceeds from mutual fund shares sold..........     277,323,501      --        773,925      890,548    1,537,884     9,512,323
  Cost of mutual fund shares sold................    (316,030,672)     --       (852,317)  (1,139,799)  (2,020,874)  (15,837,579)
                                                    -------------     ---       --------   ----------   ----------   -----------
     Realized gain (loss) on investments.........     (38,707,171)     --        (78,392)    (249,251)    (482,990)   (6,325,256)
  Change in unrealized gain (loss)
     on investments..............................     (15,963,010)    (67)         1,259       72,172   (1,433,473)    2,100,932
                                                    -------------     ---       --------   ----------   ----------   -----------
     Net gain (loss) on investments..............     (54,670,181)    (67)       (77,133)    (177,079)  (1,916,463)   (4,224,324)
                                                    -------------     ---       --------   ----------   ----------   -----------
  Reinvested capital gains.......................       1,540,964      --             --           --           --            --
                                                    -------------     ---       --------   ----------   ----------   -----------
        Net increase (decrease) in
           contract owners' equity
           resulting from operations.............   $ (47,250,345)    (67)       (62,200)    (179,275)  (1,871,369)   (4,149,648)
                                                    =============     ===       ========   ==========   ==========   ===========

Investment activity:                                  ACVPVal     CVSSEP
                                                    ----------   -------
  Reinvested dividends...........................       70,030        --
  Mortality and expense risk charges (note 3)....      (26,980)     (933)
                                                    ----------   -------
     Net investment income (loss)................       43,050      (933)
                                                    ----------   -------
  Proceeds from mutual fund shares sold..........    1,828,657    10,175
  Cost of mutual fund shares sold................   (1,957,777)  (10,223)
                                                    ----------   -------
     Realized gain (loss) on investments.........     (129,120)      (48)
  Change in unrealized gain (loss)
     on investments..............................   (1,627,865)  (78,830)
                                                    ----------   -------
     Net gain (loss) on investments..............   (1,756,985)  (78,878)
                                                    ----------   -------
  Reinvested capital gains.......................      453,115        --
                                                    ----------   -------
        Net increase (decrease) in
           contract owners' equity
           resulting from operations.............   (1,260,820)  (79,811)
                                                    ==========   =======

Investment activity:                                ComGVITVal    CSGPVen    CSIntEq   CSLCapV   CSSmCapGr    DryMidCapix
                                                    ----------   --------   --------   -------   ----------   -----------
  Reinvested dividends...........................   $   2,751          --         --     2,652           --        3,821
  Mortality and expense risk charges (note 3)....      (1,006)     (1,818)      (924)     (772)     (11,274)      (4,162)
                                                    ---------    --------   --------   -------    ---------   ----------
     Net investment income (loss)................       1,745      (1,818)      (924)    1,880      (11,274)        (341)
                                                    ---------    --------   --------   -------    ---------   ----------

  Proceeds from mutual fund shares sold..........     546,986     668,096    646,715    45,160    6,680,513    1,152,122
  Cost of mutual fund shares sold................    (645,420)   (883,403)  (665,192)  (54,040)  (8,448,024)  (1,244,277)
                                                    ---------    --------   --------   -------    ---------   ----------
     Realized gain (loss) on investments.........     (98,434)   (215,307)   (18,477)   (8,880)  (1,767,511)     (92,155)
  Change in unrealized gain (loss)
     on investments..............................      19,308      10,436       (330)  (54,098)      99,740     (148,539)
                                                    ---------    --------   --------   -------    ---------   ----------
     Net gain (loss) on investments..............     (79,126)   (204,871)   (18,807)  (62,978)  (1,667,771)    (240,694)
                                                    ---------    --------   --------   -------    ---------   ----------
  Reinvested capital gains.......................          --          --         --        --           --        7,781
                                                    ---------    --------   --------   -------    ---------   ----------
        Net increase (decrease) in
           contract owners' equity
           resulting from operations.............   $ (77,381)   (206,689)   (19,731)  (61,098)  (1,679,045)    (233,254)
                                                    =========    ========   ========   =======   ==========   ==========

Investment activity:                                DryEuroEq   DrySRGro
                                                    ---------   --------
  Reinvested dividends...........................         --         779
  Mortality and expense risk charges (note 3)....       (195)     (1,276)
                                                    --------    --------
     Net investment income (loss)................       (195)       (497)
                                                    --------    --------

  Proceeds from mutual fund shares sold..........    214,853     451,827
  Cost of mutual fund shares sold................   (233,756)   (617,481)
                                                    --------    --------
     Realized gain (loss) on investments.........    (18,903)   (165,654)
  Change in unrealized gain (loss)
     on investments..............................        194      38,281
                                                    --------    --------
     Net gain (loss) on investments..............    (18,709)   (127,373)
                                                    --------    --------
  Reinvested capital gains.......................         --          --
                                                    --------    --------
        Net increase (decrease) in
           contract owners' equity
           resulting from operations.............    (18,904)   (127,870)
                                                    ========    ========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                  DryStkIx      DryVIFApp    DryVIFGrInc    FGVITHiInc
                                                    ------------   -----------   -----------   -----------
   Reinvested dividends..........................   $    507,386        69,212       3,669         98,410
   Mortality and expense risk charges (note 3)...       (130,964)      (36,115)     (1,958)        (5,044)
                                                    ------------   -----------    --------     ----------
      Net investment income (loss)...............        376,422        33,097       1,711         93,366
                                                    ------------   -----------    --------     ----------

   Proceeds from mutual fund shares sold.........     21,843,358    11,574,452     808,699      1,815,292
   Cost of mutual fund shares sold...............    (31,175,118)  (13,806,555)   (992,192)    (1,890,833)
                                                    ------------   -----------    --------     ----------
      Realized gain (loss) on investments........     (9,331,760)   (2,232,103)   (183,493)       (75,541)
   Change in unrealized gain (loss)
      on investments.............................     (2,037,905)      113,572      (2,931)        53,546
                                                    ------------   -----------    --------     ----------
      Net gain (loss) on investments.............    (11,369,665)   (2,118,531)   (186,424)       (21,995)
                                                    ------------   -----------    --------     ----------
   Reinvested capital gains......................             --            --          --             --
                                                    ------------   -----------    --------     ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations...........................   $(10,993,243)   (2,085,434)   (184,713)        71,371
                                                    ============   ===========    ========     ==========

Investment activity:                                 FedQualBd    FidVIPEI     FidVIPEIS    FidVIPGr
                                                    ----------   ----------   ----------   ----------
   Reinvested dividends..........................       44,700        4,634       62,028       14,590
   Mortality and expense risk charges (note 3)...       (5,768)      (1,010)     (16,338)     (15,112)
                                                    ----------   ----------   ----------   ----------
      Net investment income (loss)...............       38,932        3,624       45,690         (522)
                                                    ----------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold.........    3,839,227    1,007,964    2,435,549    1,699,694
   Cost of mutual fund shares sold...............   (3,780,002)  (1,092,847)  (2,923,366)  (2,456,515)
                                                    ----------   ----------   ----------   ----------
      Realized gain (loss) on investments........       59,225      (84,883)    (487,817)    (756,821)
   Change in unrealized gain (loss)
      on investments.............................       39,538       (5,615)    (880,156)  (1,251,260)
                                                    ----------   ----------   ----------   ----------
      Net gain (loss) on investments.............       98,763      (90,498)  (1,367,973)  (2,008,081)
                                                    ----------   ----------   ----------   ----------
   Reinvested capital gains......................       16,725        6,307       89,393           --
                                                    ----------   ----------   ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations...........................      154,420      (80,567)  (1,232,890)  (2,008,603)
                                                    ==========   ==========   ==========   ==========

Investment activity:                                 FidVIPGrS     FidVIPHI    FidVIPHIS    FidVIPOv
                                                    -----------   ----------   ---------   ----------
   Reinvested dividends..........................   $    20,510      219,668    155,555        18,164
   Mortality and expense risk charges (note 3)...       (41,865)      (5,504)    (8,334)       (5,857)
                                                    -----------   ----------   --------    ----------
      Net investment income (loss)...............       (21,355)     214,164    147,221        12,307
                                                    -----------   ----------   --------    ----------

   Proceeds from mutual fund shares sold.........     1,975,702    2,068,932    692,109     3,081,305
   Cost of mutual fund shares sold...............    (3,550,021)  (2,589,521)  (889,079)   (3,700,332)
                                                    -----------   ----------   --------    ----------
      Realized gain (loss) on investments........    (1,574,319)    (520,589)  (196,970)     (619,027)
   Change in unrealized gain (loss)
      on investments.............................    (4,469,066)     281,904    106,150       310,753
                                                    -----------   ----------   --------    ----------
      Net gain (loss) on investments.............    (6,043,385)    (238,685)   (90,820)     (308,274)
                                                    -----------   ----------   --------    ----------
   Reinvested capital gains......................            --           --         --            --
                                                    -----------   ----------   --------    ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations...........................   $(6,064,740)     (24,521)    56,401      (295,967)
                                                    ===========   ==========   ========    ==========

Investment activity:                                 FidVIPOvS    FidVIPAM     FidVIPCon   FidVIPConS
                                                    ----------   ----------   ----------   ----------
   Reinvested dividends..........................       25,657      349,366        8,247       43,121
   Mortality and expense risk charges (note 3)...      (14,049)     (20,005)      (2,785)     (22,618)
                                                    ----------   ----------   ----------   ----------
      Net investment income (loss)...............       11,608      329,361        5,462       20,503
                                                    ----------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold.........      824,975    8,213,579    1,264,787    1,243,207
   Cost of mutual fund shares sold...............   (1,125,391)  (9,402,381)  (1,368,664)  (1,663,990)
                                                    ----------   ----------   ----------   ----------
      Realized gain (loss) on investments........     (300,416)  (1,188,802)    (103,877)    (420,783)
   Change in unrealized gain (loss)
      on investments.............................     (548,641)     (90,138)      14,877     (182,776)
                                                    ----------   ----------   ----------   ----------
      Net gain (loss) on investments.............     (849,057)  (1,278,940)     (89,000)    (603,559)
                                                    ----------   ----------   ----------   ----------
   Reinvested capital gains......................           --           --           --           --
                                                    ----------   ----------   ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations...........................     (837,449)    (949,579)     (83,538)    (583,056)
                                                    ==========   ==========   ==========   ==========


NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                          FidVIPGrOp   FidVIPGrOpS   FidVIPValStS   GVITEmMrkts
                                              ----------   -----------   ------------   -----------
   Reinvested dividends....................   $   9,635         9,283          --             --
   Mortality and expense risk charges
      (note 3).............................      (1,969)       (4,164)        (47)            --
      Net investment income (loss).........       7,666         5,119         (47)            --
                                              ---------    ----------       -----         ------
   Proceeds from mutual fund shares sold...     408,462     1,092,146         770          4,355
   Cost of mutual fund shares sold.........    (457,340)   (1,282,537)       (737)        (4,288)
                                              ---------    ----------       -----         ------
      Realized gain (loss) on investments..     (48,878)     (190,391)         33             67
   Change in unrealized gain (loss)
      on investments.......................    (137,098)      (62,429)      1,822             --
                                              ---------    ----------       -----         ------
      Net gain (loss) on investments.......    (185,976)     (252,820)      1,855             67
                                              ---------    ----------       -----         ------
   Reinvested capital gains................          --            --          --             --
                                              ---------    ----------       -----         ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations........................   $(178,310)     (247,701)      1,808             67
                                              =========    ==========       =====         ======

Investment activity:                          GVITGITech    GVITGvtBd    GVITGrowth   GVITIntGro
                                              ----------   -----------   ----------   ----------
   Reinvested dividends....................          --      3,064,637           --        --
   Mortality and expense risk charges
      (note 3).............................         (51)      (233,742)      (4,992)       --
      Net investment income (loss).........         (51)     2,830,895       (4,992)       --
                                                -------    -----------   ----------      ----
   Proceeds from mutual fund shares sold...          51     38,974,710    1,906,547       317
   Cost of mutual fund shares sold.........         (58)   (37,391,501)  (2,918,878)     (320)
                                                -------    -----------   ----------      ----
      Realized gain (loss) on investments..          (7)     1,583,209   (1,012,331)       (3)
   Change in unrealized gain (loss)
      on investments.......................     (40,076)     1,617,021      509,235        --
                                                -------    -----------   ----------      ----
      Net gain (loss) on investments.......     (40,083)     3,200,230     (503,096)       (3)
                                                -------    -----------   ----------      ----
   Reinvested capital gains................          --        596,999           --        --
                                                -------    -----------   ----------      ----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations........................     (40,134)     6,628,124     (508,088)      (3)
                                                =======    ===========   ==========      ====

Investment activity:                           GVITMyMkt     GVITMyMkt5   NWGVITStrVal   GVITSmCapGr
                                              ------------   ----------   ------------   -----------
   Reinvested dividends....................   $  1,151,734       78,947          167            --
   Mortality and expense risk charges
      (note 3).............................       (307,750)     (20,997)      (2,126)       (2,571)
                                              ------------   ----------     --------      --------
      Net investment income (loss).........        843,984       57,950       (1,959)       (2,571)
                                              ------------   ----------     --------      --------

   Proceeds from mutual fund shares sold...     93,442,118    3,334,741      428,288       387,453
   Cost of mutual fund shares sold.........    (93,442,118)  (3,334,741)    (485,264)     (491,677)
                                              ------------   ----------     --------      --------
      Realized gain (loss) on investments..             --           --      (56,976)     (104,224)
   Change in unrealized gain (loss)
      on investments.......................             --           --      (84,016)     (172,109)
                                              ------------   ----------     --------      --------
      Net gain (loss) on investments.......             --           --     (140,992)     (276,333)
                                              ------------   ----------     --------      --------
   Reinvested capital gains................             --           --           --            --
      Net increase (decrease) in contract
         owners' equity resulting from
         operations........................   $    843,984       57,950     (142,951)     (278,904)
                                              ============   ==========     ========      ========

Investment activity:                          GVITSmCapVal   GVITSmComp   GVITTotRt    GVITWLead
                                              ------------   ----------   ---------   ----------
   Reinvested dividends....................           577            --      27,710       12,048
   Mortality and expense risk charges
      (note 3).............................       (22,022)      (30,389)     (7,254)      (3,092)
                                               ----------    ----------    --------   ----------
      Net investment income (loss).........       (21,445)      (30,389)     20,456        8,956
                                               ----------    ----------    --------   ----------

   Proceeds from mutual fund shares sold...     2,892,395     1,984,550      93,934      957,458
   Cost of mutual fund shares sold.........    (3,805,856)   (2,286,741)   (110,557)  (1,565,028)
                                               ----------    ----------    --------   ----------
      Realized gain (loss) on investments..      (913,461)     (302,191)    (16,623)    (607,570)
   Change in unrealized gain (loss)
      on investments.......................    (1,633,978)   (1,358,922)   (434,761)     309,207
                                               ----------    ----------    --------   ----------
      Net gain (loss) on investments.......    (2,547,439)   (1,661,113)   (451,384)    (298,363)
                                               ----------    ----------    --------   ----------
   Reinvested capital gains................       173,596            --          --           --
      Net increase (decrease) in contract
         owners' equity resulting from
         operations........................    (2,395,288)   (1,691,502)   (430,928)    (289,407)
                                               ==========    ==========    ========   ==========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                  JPMorBal    JanBal    JanCapAp    JanGITech
                                                    -----------   ------   ----------   ---------
   Reinvested dividends..........................   $    35,112    6,429        7,092         --
   Mortality and expense risk charges (note 3)...        (6,494)     (59)      (8,721)    (3,152)
                                                    -----------   ------   ----------   --------
      Net investment income (loss)...............        28,618    6,370       (1,629)    (3,152)
                                                    -----------   ------   ----------   --------

   Proceeds from mutual fund shares sold.........     2,042,285       59    1,290,260    740,965
   Cost of mutual fund shares sold...............    (2,277,683)     (59)  (1,413,003)  (977,863)
                                                    -----------   ------   ----------   --------
      Realized gain (loss) on investments........      (235,398)      --     (122,743)  (236,898)
   Change in unrealized gain (loss)
      on investments.............................       (44,578)  (4,449)    (297,909)  (244,942)
                                                    -----------   ------   ----------   --------
      Net gain (loss) on investments.............      (279,976)  (4,449)    (420,652)  (481,840)
                                                    -----------   ------   ----------   --------
   Reinvested capital gains......................            --       --           --         --
                                                    -----------   ------   ----------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations.....   $  (251,358)   1,921     (422,281)  (484,992)
                                                    ===========   ======   ==========   ========

Investment activity:                                JanIntGro   MGVITMultiSec    NBAMTGro    NBAMTGuard
                                                    ---------   -------------   ----------   ----------
   Reinvested dividends..........................      7,327        94,642              --      13,275
   Mortality and expense risk charges (note 3)...     (3,734)       (6,370)         (1,932)     (5,135)
                                                    --------      --------      ----------    --------
      Net investment income (loss)...............      3,593        88,272          (1,932)      8,140
                                                    --------      --------      ----------    --------

   Proceeds from mutual fund shares sold.........    651,783       321,031       1,066,965     687,371
   Cost of mutual fund shares sold...............   (850,405)     (322,791)     (1,410,492)   (802,984)
                                                    --------      --------      ----------    --------
      Realized gain (loss) on investments........   (198,622)       (1,760)       (343,527)   (115,613)
   Change in unrealized gain (loss)
      on investments.............................   (147,376)       35,103          95,152    (499,532)
                                                    --------      --------      ----------    --------
      Net gain (loss) on investments.............   (345,998)       33,343        (248,375)   (615,145)
                                                    --------      --------      ----------    --------
   Reinvested capital gains......................         --            --              --          --
                                                    --------      --------      ----------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations...........................   (342,405)      121,615        (250,307)   (607,005)
                                                    ========      ========      ==========    ========

Investment activity:                                  NBAMTLMat     NBAMTMCGr    NBAMTPart    OppAggGro
                                                    ------------   ----------   ----------   ----------
   Reinvested dividends..........................   $    308,420           --       31,660       45,031
   Mortality and expense risk charges (note 3)...        (15,009)      (3,998)     (18,571)     (18,509)
                                                    ------------   ----------   ----------   ----------
      Net investment income (loss)...............        293,411       (3,998)      13,089       26,522
                                                    ------------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold.........     10,496,798      778,485    3,801,539    1,872,991
   Cost of mutual fund shares sold...............    (10,512,181)  (1,019,020)  (5,221,752)  (3,262,461)
                                                    ------------   ----------   ----------   ----------
      Realized gain (loss) on investments........        (15,383)    (240,535)  (1,420,213)  (1,389,470)
   Change in unrealized gain (loss)
      on investments.............................        (64,466)    (128,189)    (391,869)    (846,459)
                                                    ------------   ----------   ----------   ----------
      Net gain (loss) on investments.............        (79,849)    (368,724)  (1,812,082)  (2,235,929)
                                                    ------------   ----------   ----------   ----------
   Reinvested capital gains......................             --           --           --           --
                                                    ------------   ----------   ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations...........................   $    213,562     (372,722)  (1,798,993)  (2,209,407)
                                                    ============   ==========   ==========   ==========

Investment activity:                                 OppBdFd      OppCapAp     OppGlSec    OppMSGrInc
                                                    ----------   ----------   ----------   ----------
   Reinvested dividends..........................      100,484       60,196        8,020       3,014
   Mortality and expense risk charges (note 3)...       (4,584)     (30,021)      (4,869)     (1,825)
                                                    ----------   ----------   ----------    --------
      Net investment income (loss)...............       95,900       30,175        3,151       1,189
                                                    ----------   ----------   ----------    --------

   Proceeds from mutual fund shares sold.........    3,933,745    2,505,169    2,543,133     309,003
   Cost of mutual fund shares sold...............   (3,971,109)  (4,229,465)  (3,028,229)   (340,597)
                                                    ----------   ----------   ----------    --------
      Realized gain (loss) on investments........      (37,364)  (1,724,296)    (485,096)    (31,594)
   Change in unrealized gain (loss)
      on investments.............................       36,548   (1,743,381)     111,344     (75,553)
                                                    ----------   ----------   ----------    --------
      Net gain (loss) on investments.............         (816)  (3,467,677)    (373,752)   (107,147)
                                                    ----------   ----------   ----------    --------
   Reinvested capital gains......................           --           --           --          --
                                                    ----------   ----------   ----------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations...........................       95,084   (3,437,502)    (370,601)   (105,958)
                                                    ==========   ==========   ==========    ========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                 OppMultStr   PIMLowDur   RoyMicro   SGVITMdCpGr
                                                    -----------   ---------   --------   -----------
   Reinvested dividends..........................   $    23,786      2,404        --            --
   Mortality and expense risk charges (note 3)...        (2,260)      (262)     (101)       (2,276)
                                                    -----------    -------     -----      --------
      Net investment income (loss)...............        21,526      2,142      (101)       (2,276)
                                                    -----------    -------     -----      --------
   Proceeds from mutual fund shares sold.........     1,088,388     15,931       101       588,335
   Cost of mutual fund shares sold...............    (1,212,644)   (15,915)     (101)     (844,804)
                                                    -----------    -------     -----      --------
      Realized gain (loss) on investments........      (124,256)        16        --      (256,469)
   Change in unrealized gain (loss)
      on investments.............................        (6,549)     2,833     5,856       (37,786)
                                                    -----------    -------     -----      --------
      Net gain (loss) on investments.............      (130,805)     2,849     5,856      (294,255)
                                                    -----------    -------     -----      --------
   Reinvested capital gains......................         9,872         --        --            --
                                                    -----------    -------     -----      --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations...........................   $   (99,407)     4,991     5,755      (296,531)
                                                    ===========    =======     =====      ========

Investment activity:                                  StOpp2     StDisc2    StIntStk2   TRPEI2
                                                    ----------   --------   ---------   ------
   Reinvested dividends..........................       22,520         --      5,600      --
   Mortality and expense risk charges (note 3)...      (22,227)      (191)      (688)    (39)
                                                    ----------   --------   --------     ---
      Net investment income (loss)...............          293       (191)     4,912     (39)
                                                    ----------   --------   --------     ---
   Proceeds from mutual fund shares sold.........    3,353,567    426,542    544,461      39
   Cost of mutual fund shares sold...............   (5,466,418)  (430,772)  (624,563)    (39)
                                                    ----------   --------   --------     ---
      Realized gain (loss) on investments........   (2,112,851)    (4,230)   (80,102)     --
   Change in unrealized gain (loss)
      on investments.............................     (458,191)      (353)   (11,468)     --
                                                    ----------   --------   --------     ---
      Net gain (loss) on investments.............   (2,571,042)    (4,583)   (91,570)     --
                                                    ----------   --------   --------     ---
   Reinvested capital gains......................      136,162         --         --      --
                                                    ----------   --------   --------     ---
         Net increase (decrease) in contract
            owners' equity resulting from
            operations...........................   (2,434,587)    (4,774)   (86,658)    (39)
                                                    ==========   ========   ========     ===

Investment activity:                                TRPMCG2   VEWrldBd   VEWrldEMkt   VEWrldHAs
                                                    -------   --------   ----------   ---------
   Reinvested dividends..........................   $   --         --          715       1,265
   Mortality and expense risk charges (note 3)        (124)       (38)      (1,403)       (473)
                                                    ------    -------     --------    --------
      Net investment income (loss)...............     (124)       (38)        (688)        792
                                                    ------    -------     --------    --------
   Proceeds from mutual fund shares sold.........      124     72,047      229,789     181,695
   Cost of mutual fund shares sold...............     (123)   (70,477)    (226,638)   (199,019)
                                                    ------    -------     --------    --------
   Realized gain (loss) on investments...........        1      1,570        3,151     (17,324)
   Change in unrealized gain (loss)
      on investments.............................    3,129      1,563       (8,330)     15,606
                                                    ------    -------     --------    --------
      Net gain (loss) on investments.............    3,130      3,133       (5,179)     (1,718)
                                                    ------    -------     --------    --------
   Reinvested capital gains......................       --         --           --          --
                                                    ------    -------     --------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations...........................   $3,006      3,095       (5,867)       (926)
                                                    ======    =======     ========    ========

Investment activity:                                 VKEmMkt   VKMidCapG   VKUSRealEst
                                                    --------   ---------   -----------
   Reinvested dividends..........................     20,373         --        66,324
   Mortality and expense risk charges (note 3)          (788)    (1,655)       (7,672)
                                                    --------   --------    ----------
      Net investment income (loss)...............     19,585     (1,655)       58,652
                                                    --------   --------    ----------
   Proceeds from mutual fund shares sold.........    124,136    845,722     1,554,132
   Cost of mutual fund shares sold...............   (125,457)  (981,977)   (1,597,021)
                                                    --------   --------    ----------
   Realized gain (loss) on investments...........     (1,321)  (136,255)      (42,889)
   Change in unrealized gain (loss)
      on investments.............................     (5,223)   (25,015)     (193,394)
                                                    --------   --------    ----------
      Net gain (loss) on investments.............     (6,544)  (161,270)     (236,283)
                                                    --------   --------    ----------
   Reinvested capital gains......................         --         --        51,014
                                                    --------   --------    ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations...........................     13,041   (162,925)     (126,617)
                                                    ========   ========    ==========

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2002 and 2001

                                                          Total               AllGroInc          ACVPBal             ACVPCapAp
                                               --------------------------   ------------   ------------------   -------------------
Investment activity:                               2002           2001       2002   2001     2002       2001      2002        2001
                                               ------------   -----------   -----   ----   --------   -------   --------   --------
   Net investment income (loss).............   $  5,878,872     6,583,211      --     --     14,933    12,384     (2,196)    (2,959)
   Realized gain (loss) on investments......    (38,707,171)  (32,501,709)     --     --    (78,392)  (31,785)  (249,251)  (471,436)
   Change in unrealized gain (loss)
      on investments........................    (15,963,010)  (10,364,207)    (67)    --      1,259     7,343     72,172    (77,171)
   Reinvested capital gains.................      1,540,964    10,672,065      --     --         --    16,886         --    357,574
                                               ------------   -----------   -----    ---   --------   -------   --------   --------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations..........    (47,250,345)  (25,610,640)    (67)    --    (62,200)    4,828   (179,275)  (193,992)
                                               ------------   -----------   -----    ---   --------   -------   --------   --------
Equity transactions:
   Purchase payments received from
      contract owners (note 6)..............     63,399,489    95,820,876      --     --    162,137   202,228     80,961    472,281
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)...........             --   116,421,610      --     --         --   343,713         --    494,188
   Transfers between funds..................             --            --   1,956     --   (272,150)   52,239    142,544     34,377
   Surrenders (note 6)......................    (60,265,530)   (7,227,103)     --     --   (171,111)       --   (438,246)        --
   Death benefits (note 4)..................       (509,893)     (210,583)     --     --     (3,335)       --     (2,448)        --
   Policy loans (net of repayments) (note 5)             --     1,130,130      --     --         --        --         --         --
   Deductions for surrender charges.........             --            --      --     --         --        --         --         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).....................     (9,461,350)   (8,937,501)      4     --    (16,887)  (10,901)   (17,868)   (18,030)
                                               ------------   -----------   -----    ---   --------   -------   --------   --------
         Net equity transactions............     (6,837,284)  196,997,429   1,960     --   (301,346)  587,279   (235,057)   982,816
                                               ------------   -----------   -----    ---   --------   -------   --------   --------

Net change in contract owners' equity.......    (54,087,629)  171,386,789   1,893     --   (363,546)  592,107   (414,332)   788,824
Contract owners' equity beginning
      of period.............................    408,763,705   237,376,916      --     --    592,107        --    788,824         --
                                               ------------   -----------   -----    ---   --------   -------   --------   --------
Contract owners' equity end of period.......   $354,676,076   408,763,705   1,893     --    228,561   592,107    374,492    788,824
                                               ============   ===========   =====    ===   ========   =======   ========   ========
CHANGES IN UNITS:
   Beginning units..........................     38,088,234    20,181,570      --     --     60,611        --     71,775         --
                                               ------------   -----------   -----    ---   --------   -------   --------   --------
   Units purchased..........................     36,704,181    28,569,903     189     --     76,772    87,889     81,803     74,609
   Units redeemed...........................    (37,924,522)  (10,663,239)     --     --   (111,470)  (27,278)  (111,518)    (2,834)
                                               ------------   -----------   -----    ---   --------   -------   --------   --------
   Ending units.............................     36,867,893    38,088,234     189     --     25,913    60,611     42,060     71,775
                                               ============   ===========   =====    ===   ========   =======   ========   ========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                       ACVPIncGr                   ACVPInt
                                               ------------------------   ------------------------
Investment activity:                               2002         2001         2002          2001
                                               -----------   ----------   -----------   ----------
   Net investment income (loss).............   $    45,094       33,460        74,676      (43,398)
   Realized gain (loss) on investments......      (482,990)    (822,559)   (6,325,256)  (1,587,674)
   Change in unrealized gain (loss)
      on investments........................    (1,433,473)     248,115     2,100,932   (3,938,827)
   Reinvested capital gains.................            --           --            --    1,241,326
                                               -----------   ----------   -----------   ----------
   Net increase (decrease) in
      contract owners' equity
      resulting from operations.............    (1,871,369)    (540,984)   (4,149,648)  (4,328,573)
                                               -----------   ----------   -----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6)..............     3,547,290    3,953,951     3,048,341    1,893,966
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)...........            --      856,675            --    3,778,678
   Transfers between funds..................      (969,228)  (3,794,046)   (7,515,482)  10,354,279
   Surrenders (note 6)......................            --      (65,786)   (1,124,408)     (55,095)
   Death benefits (note 4)..................       (11,949)      (2,077)      (11,216)      (7,969)
   Policy loans (net of repayments) (note 5)            --           (4)           --          202
   Deductions for surrender charges.........            --           --            --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).....................      (148,720)    (161,688)     (341,979)    (317,057)
                                               -----------   ----------   -----------   ----------
         Net equity transactions............     2,417,393      787,025    (5,944,744)  15,647,004
                                               -----------   ----------   -----------   ----------

Net change in contract owners' equity.......       546,024      246,041   (10,094,392)  11,318,431
Contract owners' equity beginning
   of period................................     6,935,798    6,689,757    20,629,904    9,311,473
                                               -----------   ----------   -----------   ----------
Contract owners' equity end of period.......   $ 7,481,822    6,935,798    10,535,512   20,629,904
                                               ===========   ==========   ===========   ==========
CHANGES IN UNITS:
   Beginning units..........................       690,257      609,285     2,210,557      703,839
                                               -----------   ----------   -----------   ----------
   Units purchased..........................       567,796      457,373       695,821    1,546,319
   Units redeemed...........................      (324,746)    (376,401)   (1,486,410)     (39,601)
                                               -----------   ----------   -----------   ----------
   Ending units.............................       933,307      690,257    (1,419,968)   2,210,557
                                               ===========   ==========   ===========   ==========

                                                     ACVPVal                CVSSEP
                                               ----------------------   ----------------
Investment activity:                              2002         2001       2002      2001
                                               ----------   ---------   ---------   ----
   Net investment income (loss).............       43,050      63,216        (933)   --
   Realized gain (loss) on investments......     (129,120)    236,443         (48)   --
   Change in unrealized gain (loss)
      on investments........................   (1,627,865)    519,108     (78,830)   --
   Reinvested capital gains.................      453,115          --          --    --
                                               ----------   ---------   ---------   ---
   Net increase (decrease) in
      contract owners' equity
      resulting from operations.............   (1,260,820)    818,767     (79,811)   --
                                               ----------   ---------   ---------   ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6)..............      849,176     382,420          --    --
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)...........         --     2,205,842          --    --
   Transfers between funds..................    2,037,332   3,033,687   3,091,541    --
   Surrenders (note 6)......................     (330,249)         --          --    --
   Death benefits (note 4)..................       (3,820)     (6,765)         --    --
   Policy loans (net of repayments) (note 5)           --          --          --    --
   Deductions for surrender charges.........           --          --          --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).....................     (240,457)   (155,173)     (9,244)   --
                                               ----------   ---------   ---------   ---
         Net equity transactions............    2,311,982   5,460,011   3,082,297    --
                                               ----------   ---------   ---------   ---

Net change in contract owners' equity.......    1,051,162   6,278,778   3,002,486    --
Contract owners' equity beginning
   of period................................    7,381,419   1,102,641          --    --
                                               ----------   ---------   ---------   ---
Contract owners' equity end of period.......    8,432,581   7,381,419   3,002,486    --
                                               ==========   =========   =========   ===
CHANGES IN UNITS:
   Beginning units..........................      602,664     101,219          --    --
                                               ----------   ---------   ---------   ---
   Units purchased..........................      701,777     515,782     292,051    --
   Units redeemed...........................     (516,730)    (14,337)         --    --
                                               ----------   ---------   ---------   ---
   Ending units.............................      787,711     602,664     292,051    --
                                               ==========   =========   =========   ===

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                   ComGVITVal             CSGPVen              CSIntEq             CSLCapV
                                               ------------------   -------------------   ------------------   -----------------
Investment activity:                             2002       2001      2002       2001       2002      2001       2002     2001
                                               --------  --------   --------  ---------   --------  --------   -------  --------
   Net investment income (loss).............   $  1,745    31,839     (1,818)    (3,169)      (924)   (1,150)    1,880    (1,099)
   Realized gain (loss) on investments......    (98,434) (441,358)  (215,307)  (687,421)   (18,477) (174,618)   (8,880)   (6,421)
   Change in unrealized gain (loss)
      on investments........................     19,308    11,840     10,436    334,138       (330)   88,134   (54,098)  (24,223)
   Reinvested capital gains.................         --        --         --         --         --        --        --        --
                                               --------  --------   --------  ---------   --------  --------   -------  --------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations..........    (77,381) (397,679)  (206,689)  (356,452)   (19,731)  (87,634)  (61,098)  (31,743)
                                               --------  --------   --------  ---------   --------  --------   -------  --------
Equity transactions:
   Purchase payments received from
      contract owners (note 6)..............     13,865   383,026     23,873    195,660    (89,065)  119,662    46,109    34,245
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)...........         --        --         --    213,808         --   164,306        --        --
   Transfers between funds..................   (158,523)  109,167    138,677   (612,762)        --  (147,711)  146,676  (155,610)
   Surrenders (note 6)......................    (67,507)       --   (153,184)        --    (30,981)  (67,369)       --   (14,457)
   Death benefits (note 4)..................     (1,019)     (866)    (1,709)       (98)      (981)     (826)     (172)       --
   Policy loans (net of repayments) (note 5)         --        --         --         --         --   (87,288)       --        --
   Deductions for surrender charges.........         --        --         --         --         --        --        --        --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).....................     (9,074)  (10,927)   (12,816)   (20,102)   (43,477)  (12,903)   (4,798)   (8,241)
                                               --------  --------   --------  ---------   --------  --------   -------  --------
         Net equity transactions............   (222,258)  480,400     (5,159)  (223,494)   (77,550)  (32,129)  187,815  (144,063)
                                               --------  --------   --------  ---------   --------  --------   -------  --------

Net change in contract owners' equity.......   (299,639)   82,721   (211,848)  (579,946)   (97,281) (119,763)  126,717  (175,806)
Contract owners' equity beginning
   of period................................    334,947   252,226    511,568  1,091,514    181,445   301,208   104,706   280,512
                                               --------  --------   --------  ---------   --------  --------   -------  --------
Contract owners' equity end of period.......   $ 35,308   334,947    299,720    511,568     84,164   181,445   231,423   104,706
                                               ========  ========   ========  =========   ========  ========   =======  ========
CHANGES IN UNITS:
   Beginning units..........................     34,435    22,688     60,385     91,578     23,360    30,020     9,126    24,581
                                               --------  --------   --------  ---------   --------  --------   -------  --------
   Units purchased..........................      3,567    16,777     79,363     39,361     91,295    32,324    38,986     2,988
   Units redeemed...........................    (33,139)   (5,030)   (86,000)   (70,554)  (101,119)  (38,984)  (21,922)  (18,443)
                                               --------  --------   --------  ---------   --------  --------   -------  --------
   Ending units.............................      4,863    34,435     53,748     60,385     13,536    23,360    26,190     9,126
                                               ========  ========   ========  =========   ========  ========   =======  ========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      CSSmCapGr               DryMidCapIx
                                               -----------------------   ----------------------
Investment activity:                               2002         2001        2002        2001
                                               -----------   ---------   ---------   ----------
   Net investment income (loss).............   $   (11,274)    (16,398)       (341)       2,368
   Realized gain (loss) on investments......    (1,767,511)    (79,794)    (92,155)     (59,087)
   Change in unrealized gain (loss)
      on investments........................        99,740     (76,112)   (148,539)      17,444
   Reinvested capital gains.................            --          --       7,781       20,120
                                               -----------   ---------   ---------   ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations..........    (1,679,045)   (172,304)   (233,254)     (19,155)
                                               -----------   ---------   ---------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6)..............       236,391     326,252      77,813      603,025
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)...........            --   3,919,803          --      539,155
   Transfers between funds..................       (42,410)  1,647,406     (35,360)  (1,001,002)
   Surrenders (note 6)......................    (3,566,304)         --    (359,321)          --
   Death benefits (note 4)..................        (1,386)         --      (1,991)          --
   Policy loans (net of repayments) (note 5)            --          --          --           --
   Deductions for surrender charges.........            --          --          --           --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).....................       (83,720)   (107,285)    (29,094)     (40,731)
                                               -----------   ---------   ---------   ----------
         Net equity transactions............    (3,457,429)  5,786,176    (347,953)     100,447
                                               -----------   ---------   ---------   ----------

Net change in contract owners' equity.......    (5,136,474)  5,613,872    (581,207)      81,292
Contract owners' equity beginning
   of period................................     5,613,872          --   1,253,498    1,172,206
                                               -----------   ---------   ---------   ----------
Contract owners' equity end of period.......   $   477,398   5,613,872     672,291    1,253,498
                                               ===========   =========   =========   ==========
CHANGES IN UNITS:
   Beginning units..........................       623,977          --      93,948       86,361
                                               -----------   ---------   ---------   ----------
   Units purchased..........................       416,658     681,322      65,934       85,540
   Units redeemed...........................      (960,474)    (57,345)   (100,350)     (77,953)
                                               -----------   ---------   ---------   ----------
   Ending units.............................        80,161     623,977      59,532       93,948
                                               ===========   =========   =========   ==========

                                                   DryEuroEq            DrySRGro
                                               -----------------   -------------------
Investment activity:                             2002      2001      2002       2001
                                               -------   -------   --------   --------
   Net investment income (loss).............      (195)     (201)      (497)    (1,119)
   Realized gain (loss) on investments......   (18,903)  (74,047)  (165,654)   (80,689)
   Change in unrealized gain (loss)
      on investments........................       194      (209)    38,281     (4,629)
   Reinvested capital gains.................        --        --         --         --
                                               -------   -------   --------   --------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations..........   (18,904)  (74,457)  (127,870)   (86,437)
                                               -------   -------   --------   --------
Equity transactions:
   Purchase payments received from
      contract owners (note 6)..............     1,110   162,131     30,408    376,791
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)...........        --        --         --    211,705
   Transfers between funds..................    15,568   (84,339)   (89,635)  (303,365)
   Surrenders (note 6)......................        --        --         --         --
   Death benefits (note 4)..................        --        --       (933)    (1,291)
   Policy loans (net of repayments) (note 5)        --        --         --         (8)
   Deductions for surrender charges.........        --        --         --         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).....................    (1,095)     (846)    (9,866)   (10,226)
                                               -------   -------   --------   --------
         Net equity transactions............    15,583    76,946    (70,026)   273,606
                                               -------   -------   --------   --------

Net change in contract owners' equity.......    (3,321)    2,489   (197,896)   187,169
Contract owners' equity beginning
   of period................................     3,321       832    487,118    299,949
                                               -------   -------   --------   --------
Contract owners' equity end of period.......        --     3,321    289,222    487,118
                                               =======   =======   ========   ========
CHANGES IN UNITS:
   Beginning units..........................       368        66     49,368     23,442
                                               -------   -------   --------   --------
   Units purchased..........................    16,124    14,944     38,713     54,969
   Units redeemed...........................   (16,492)  (14,642)   (46,887)   (29,043)
                                               -------   -------   --------   --------
   Ending units.............................        --       368     41,194     49,368
                                               =======   =======   ========   ========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                                   DryStkIx                  DryVIFApp
                                                         --------------------------   -----------------------
Investment activity:                                         2002           2001         2002         2001
                                                         ------------   -----------   ----------   ----------
   Net investment income (loss).......................   $    376,422       364,717       33,097       76,920
   Realized gain (loss) on investments................     (9,331,760)   (3,920,795)  (2,232,103)    (141,412)
   Change in unrealized gain (loss)
      on investments..................................     (2,037,905)   (2,548,204)     113,572     (931,436)
   Reinvested capital gains...........................             --       257,859           --           --
      Net increase (decrease) in contract owners'        ------------   -----------   ----------   ----------
         equity resulting from operations.............    (10,993,243)   (5,846,423)  (2,085,434)    (995,928)
                                                         ------------   -----------   ----------   ----------
Equity transactions:
   Purchase payments received from contract
      owners (note 6).................................      7,833,246    13,232,101      832,320    1,103,111
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1).....................             --    15,017,570           --   10,751,709
   Transfers between funds............................     (5,094,505)  (18,598,359)     662,105    1,049,910
   Surrenders (note 6)................................    (10,889,837)     (421,068)  (8,288,157)     (40,685)
   Death benefits (note 4)............................        (60,450)      (41,483)      (4,202)        (955)
   Policy loans (net of repayments) (note 5)..........             --      (291,850)          --           --
   Deductions for surrender charges...................             --            --           --           --
   Redemptions to pay cost of insurance charges
      and administration charges (notes 2b and 2c)....     (1,066,290)   (1,338,952)    (253,167)    (298,327)
                                                         ------------   -----------   ----------   ----------
         Net equity transactions......................     (9,277,836)    7,557,959   (7,051,101)  12,564,763
                                                         ------------   -----------   ----------   ----------

Net change in contract owners' equity.................    (20,271,079)    1,711,536   (9,136,535)  11,568,835
Contract owners' equity beginning of period...........     48,873,124    47,161,588   14,713,743    3,144,908
                                                         ------------   -----------   ----------   ----------
Contract owners' equity end of period.................   $ 28,602,045    48,873,124    5,577,208   14,713,743
                                                         ============   ===========   ==========   ==========
CHANGES IN UNITS:
   Beginning units....................................      4,709,891     3,995,395    1,344,510      259,664
                                                         ------------   -----------   ----------   ----------
   Units purchased....................................      3,517,549     2,789,095    1,005,374    1,230,783
   Units redeemed.....................................     (4,564,528)   (2,074,599)  (1,738,408)    (145,937)
                                                         ------------   -----------   ----------   ----------
   Ending units.......................................      3,662,912     4,709,891      611,476    1,344,510
                                                         ============   ===========   ==========   ==========

                                                             DryVIFGrInc             FGVITHiInc
                                                         -------------------   ----------------------
Investment activity:                                       2002        2001       2002         2001
                                                         --------   --------   ----------   ---------
   Net investment income (loss).......................      1,711      1,134       93,366     197,572
   Realized gain (loss) on investments................   (183,493)   (46,517)     (75,541)   (262,553)
   Change in unrealized gain (loss)
      on investments..................................     (2,931)    13,282       53,546     118,075
   Reinvested capital gains...........................         --     11,527           --          --
      Net increase (decrease) in contract owners'        --------   --------   ----------   ---------
         equity resulting from operations.............   (184,713)   (20,574)      71,371      53,094
                                                         --------   --------   ----------   ---------
Equity transactions:
   Purchase payments received from contract
      owners (note 6).................................     20,288    140,099      413,881     230,416
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1).....................         --    875,283           --          --
   Transfers between funds............................     87,272    (13,452)  (1,464,679)    396,173
   Surrenders (note 6)................................   (252,773)  (139,333)          --     (15,042)
   Death benefits (note 4)............................       (799)        --           --          --
   Policy loans (net of repayments) (note 5)..........         --   (171,256)          --          --
   Deductions for surrender charges...................         --         --           --          --
   Redemptions to pay cost of insurance charges
      and administration charges (notes 2b and 2c)....    (21,838)   (28,185)     (46,066)   (104,282)
                                                         --------   --------   ----------   ---------
         Net equity transactions......................   (167,850)   663,156   (1,096,864)    507,265
                                                         --------   --------   ----------   ---------

Net change in contract owners' equity.................   (352,563)   642,582   (1,025,493)    560,359
Contract owners' equity beginning of period...........    642,582         --    1,980,341   1,419,982
                                                         --------   --------   ----------   ---------
Contract owners' equity end of period.................    290,019    642,582      954,848   1,980,341
                                                         ========   ========   ==========   =========
CHANGES IN UNITS:
   Beginning units....................................     67,090         --      202,186      150,482
                                                         --------   --------   ----------   ----------
   Units purchased....................................    119,588    101,682       72,279       63,985
   Units redeemed.....................................   (146,066)   (34,592)    (179,876)     (12,281)
                                                         --------   --------   ----------   ----------
   Ending units.......................................     40,612     67,090       94,589      202,186
                                                         ========   ========   ==========   ==========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                         FedQualBd              FidVIPEI
                                                  ----------------------   ---------------------
Investment activity:                                 2002         2001       2002        2001
                                                  ----------   ---------   --------   ----------
   Net investment income (loss)................   $   38,932       5,418      3,624       (6,973)
   Realized gain (loss) on investments.........       59,225      10,031    (84,883)      25,942
   Change in unrealized gain (loss)
      on investments...........................       39,538      11,973     (5,615)      15,677
   Reinvested capital gains....................       16,725         688      6,307           --
                                                  ----------   ---------   --------   ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations.............      154,420      28,110    (80,567)      34,646
                                                  ----------   ---------   --------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6).................       45,279      50,762     17,731           --
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)..............           --          --         --    2,324,957
   Transfers between funds.....................      758,200     707,816    (78,617)  (1,363,138)
   Surrenders (note 6).........................      (43,659)         --   (232,748)    (196,492)
   Death benefits (note 4).....................       (3,607)       (778)      (708)          --
   Policy loans (net of repayments) (note 5)...           --         601         --     (240,716)
   Deductions for surrender charges............           --          --         --           --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................      (55,391)    (18,719)    (8,660)     (75,407)
                                                  ----------   ---------   --------   ----------
         Net equity transactions...............      700,822     739,682   (303,002)     449,204
                                                  ----------   ---------   --------   ----------

Net change in contract owners' equity..........      855,242     767,792   (383,569)     483,850
Contract owners' equity beginning
   of period...................................    1,021,878     254,086    483,850           --
                                                  ----------   ---------   --------   ----------
Contract owners' equity end of period..........   $1,877,120   1,021,878    100,281      483,850
                                                  ==========   =========   ========   ==========
CHANGES IN UNITS:
   Beginning units.............................       87,721      23,465     50,510           --
                                                  ----------   ---------   --------   ----------
   Units purchased.............................      280,193      65,971     28,820      245,299
   Units redeemed..............................     (220,347)     (1,715)   (66,711)    (194,789)
                                                  ----------   ---------   --------   ----------
   Ending units................................      147,567      87,721     12,619       50,510
                                                  ==========   =========   ========   ==========

                                                         FidVIPEIS                 FidVIPGr
                                                  ----------------------   ----------------------
Investment activity:                                 2002         2001        2002        2001
                                                  ----------   ---------   ----------   ---------
   Net investment income (loss)................       45,690      43,104         (522)    (21,206)
   Realized gain (loss) on investments.........     (487,817)   (286,904)    (756,821)    (44,473)
   Change in unrealized gain (loss)
      on investments...........................     (880,156)    121,115   (1,251,260)   (320,173)
   Reinvested capital gains....................       89,393     169,378           --          --
                                                  ----------   ---------   ----------   ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations.............   (1,232,890)     46,693   (2,008,603)   (385,852)
                                                  ----------   ---------   ----------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6).................      320,409   1,168,811      151,801     161,294
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)..............           --          --           --   2,990,597
   Transfers between funds.....................    1,156,512      66,701     (252,396)  4,054,865
   Surrenders (note 6).........................           --          --     (449,922)         --
   Death benefits (note 4).....................       (2,187)       (610)      (1,809)         --
   Policy loans (net of repayments) (note 5)...           --       1,640           --          --
   Deductions for surrender charges............           --          --           --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................     (135,765)    (92,084)    (123,556)   (129,265)
                                                  ----------   ---------   ----------   ---------
         Net equity transactions...............    1,338,969   1,144,458     (675,882)  7,077,491
                                                  ----------   ---------   ----------   ---------

Net change in contract owners' equity..........      106,079   1,191,151   (2,684,485)  6,691,639
Contract owners' equity beginning
   of period...................................    3,727,351   2,536,200    6,691,639          --
                                                  ----------   ---------   ----------   ---------
Contract owners' equity end of period..........    3,833,430   3,727,351    4,007,154   6,691,639
                                                  ==========   =========   ==========   =========
CHANGES IN UNITS:
   Beginning units                                   348,625     224,240      782,177          --
                                                  ----------   ---------   ----------   ---------
   Units purchased                                   485,719     132,997      818,450     943,977
   Units redeemed                                   (401,545)     (8,612)    (929,775)   (161,800)
                                                  ----------   ---------   ----------   ---------
   Ending units                                      432,799     348,625      670,852     782,177
                                                  ==========   =========   ==========   =========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                       FidVIPGrS                FidVIPHI
                                               ------------------------   ----------------------
Investment activity:                              2002          2001         2002        2001
                                               -----------   ----------   ----------   ---------
   Net investment income (loss).............   $   (21,355)     (58,225)     214,164      (5,885)
   Realized gain (loss) on investments......    (1,574,319)  (4,491,612)    (520,589)    (62,359)
   Change in unrealized gain (loss)
      on investments........................    (4,469,066)  (1,407,400)     281,904    (218,029)
   Reinvested capital gains.................            --    1,482,587           --          --
                                               -----------   ----------   ----------   ---------
   Net increase (decrease) in
      contract owners' equity
      resulting from operations.............    (6,064,740)  (4,474,650)     (24,521)   (286,273)
                                               -----------   ----------   ----------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6)..............     4,570,364    5,250,151          479       9,168
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)...........            --           --           --   1,301,973
   Transfers between funds..................      (212,070)  (7,939,499)     705,473   1,195,650
   Surrenders (note 6)......................       (64,018)          --   (1,313,120)         --
   Death benefits (note 4)..................       (16,042)      (3,184)        (370)         --
   Policy loans (net of repayments)
      (note 5)..............................            --           --           --          --
   Deductions for surrender charges.........            --           --           --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).....................      (305,842)    (391,443)     (34,872)    (31,983)
                                               -----------   ----------   ----------   ---------
         Net equity transactions............     3,972,392   (3,083,975)    (642,410)  2,474,808
                                               -----------   ----------   ----------   ---------

Net change in contract owners' equity.......    (2,092,348)  (7,558,625)    (666,931)  2,188,535
Contract owners' equity beginning
   of period................................    16,332,678   23,891,303    2,188,535          --
                                               -----------   ----------   ----------   ---------
Contract owners' equity end of period.......   $14,240,330   16,332,678    1,521,604   2,188,535
                                               ===========   ==========   ==========   =========
CHANGES IN UNITS:
   Beginning units..........................     1,545,524    1,796,938      248,600          --
                                               -----------   ----------   ----------   ---------
   Units purchased..........................       602,369      451,102      242,204     259,183
   Units redeemed...........................      (196,401)    (702,516)    (323,501)    (10,583)
                                               -----------   ----------   ----------   ---------
   Ending units.............................     1,951,492    1,545,524      167,303     248,600
                                               ===========   ==========   ==========   =========

                                                      FidVIPHIS                FidVIPOv
                                               ----------------------   ----------------------
Investment activity:                             2002         2001         2002         2001
                                               ---------   ----------   ----------   ---------
   Net investment income (loss).............     147,221      474,537       12,307      (9,332)
   Realized gain (loss) on investments......    (196,970)  (1,087,510)    (619,027)   (102,825)
   Change in unrealized gain (loss)
      on investments........................     106,150      363,540      310,753    (396,556)
   Reinvested capital gains.................          --           --           --          --
                                               ---------   ----------   ----------   ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations..........      56,401     (249,433)    (295,967)   (508,713)
                                               ---------   ----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)..............     509,475      814,189       91,928      92,553
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)...........          --           --           --   2,867,080
   Transfers between funds..................   1,250,961   (1,335,208)     240,325     338,393
   Surrenders (note 6)......................     (69,723)     (59,607)  (2,201,276)    (57,969)
   Death benefits (note 4)..................      (1,298)        (891)      (4,541)         --
   Policy loans (net of repayments)
      (note 5)..............................          --           --           --     (71,279)
   Deductions for surrender charges.........          --           --           --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).....................    (102,176)     (76,151)     (38,746)    (64,506)
                                               ---------   ----------   ----------   ---------
         Net equity transactions............   1,587,239     (657,668)  (1,912,310)  3,104,272
                                               ---------   ----------   ----------   ---------

Net change in contract owners' equity.......   1,643,640     (907,101)  (2,208,277)  2,595,559
Contract owners' equity beginning
   of period................................   1,085,506    1,992,607    2,595,559          --
                                               ---------   ----------   ----------   ---------
Contract owners' equity end of period.......   2,729,146    1,085,506      387,282   2,595,559
                                               =========   ==========   ==========   =========

CHANGES IN UNITS:
   Beginning units..........................     165,596      266,741      329,072          --
                                               ---------   ----------   ----------   ---------
   Units purchased..........................     529,927      112,586      239,079     398,916
   Units redeemed...........................    (293,534)    (213,731)    (506,498)    (69,844)
                                               ---------   ----------   ----------   ---------
   Ending units.............................     401,989      165,596       61,653     329,072
                                               =========   ==========   ==========   =========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                         FidVIPOvS                 FidVIPAM
                                                  -----------------------   ----------------------
Investment activity:                                 2002         2001         2002         2001
                                                  ----------   ----------   ----------   ---------
   Net investment income (loss)................   $   11,608      149,964      329,361     (30,956)
   Realized gain (loss) on investments.........     (300,416)  (1,513,483)  (1,188,802)   (131,908)
   Change in unrealized gain (loss)
      on investments...........................     (548,641)     (27,002)     (90,138)    (15,731)
   Reinvested capital gains....................           --      264,927           --          --
                                                  ----------   ----------   ----------   ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations.............     (837,449)  (1,125,594)    (949,579)   (178,595)
                                                  ----------   ----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6).................      804,162    1,649,492      127,676     405,990
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)..............           --           --           --   7,508,670
   Transfers between funds.....................      175,112     (365,953)     620,125   1,480,175
   Surrenders (note 6).........................     (272,158)     (36,473)  (6,124,837)         --
   Death benefits (note 4).....................         (373)      (6,028)      (3,587)         --
   Policy loans (net of repayments) (note 5)...           --          202           --          --
   Deductions for surrender charges............           --           --           --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................     (164,144)    (155,082)    (142,353)   (175,750)
                                                  ----------   ----------   ----------   ---------
         Net equity transactions...............      542,599    1,086,158   (5,522,976)  9,219,085
                                                  ----------   ----------   ----------   ---------

Net change in contract owners' equity..........     (294,850)     (39,436)  (6,472,555)  9,040,490
Contract owners' equity beginning
   of period...................................    3,375,169    3,414,605    9,040,490          --
                                                  ----------   ----------   ----------   ---------
Contract owners' equity end of period..........   $3,080,319    3,375,169    2,567,935   9,040,490
                                                  ==========   ==========   ==========   =========

CHANGES IN UNITS:
   Beginning units.............................      396,195      314,294      930,387          --
                                                  ----------   ----------   ----------   ---------
   Units purchased.............................      311,158      170,719      714,872     950,697
   Units redeemed..............................     (252,879)     (88,818)  (1,355,346)    (20,310)
                                                  ----------   ----------   ----------   ---------
   Ending units................................      454,474      396,195      289,913     930,387
                                                  ==========   ==========   ==========   =========

                                                        FidVIPCon               FidVIPConS
                                                  ---------------------   ---------------------
Investment activity:                                 2002       2001         2002       2001
                                                  ---------   ---------   ---------   ---------
   Net investment income (loss)................       5,462      (3,878)     20,503      13,459
   Realized gain (loss) on investments.........    (103,877)    (20,961)   (420,783)   (636,098)
   Change in unrealized gain (loss)
      on investments...........................      14,877     (13,960)   (182,776)   (259,155)
   Reinvested capital gains....................          --          --          --     142,864
                                                  ---------   ---------   ---------   ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations.............     (83,538)    (38,799)   (583,056)   (738,930)
                                                  ---------   ---------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6).................       1,230     145,149   1,667,609   1,981,769
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)..............          --   1,343,784          --          --
   Transfers between funds.....................    (282,481)   (132,446)   (527,572)   (968,767)
   Surrenders (note 6).........................    (585,597)         --    (268,751)   (185,002)
   Death benefits (note 4).....................      (1,815)         --      (1,255)     (6,373)
   Policy loans (net of repayments) (note 5)...          --          --          --          --
   Deductions for surrender charges............          --          --          --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................     (35,329)    (36,495)   (236,329)   (247,718)
                                                  ---------   ---------   ---------   ---------
         Net equity transactions...............    (903,992)  1,319,992     633,702     573,909
                                                  ---------   ---------   ---------   ---------

Net change in contract owners' equity..........    (987,530)  1,281,193      50,646    (165,021)
Contract owners' equity beginning
   of period...................................   1,281,193          --   5,528,483   5,693,504
                                                  ---------   ---------   ---------   ---------
Contract owners' equity end of period..........     293,663   1,281,193   5,579,129   5,528,483
                                                  =========   =========   =========   =========
CHANGES IN UNITS:
   Beginning units.............................     141,885          --     486,210     437,066
                                                  ---------   ---------   ---------   ---------
   Units purchased.............................     101,801     157,160     340,386     171,757
   Units redeemed..............................    (207,756)    (15,275)   (284,094)   (122,613)
                                                  ---------   ---------   ---------   ---------
   Ending units................................      35,930     141,885     542,502     486,210
                                                  =========   =========   =========   =========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                        FidVIPGrOp             FidVIPGrOpS         FidVIPValStS    GVITEmMrkts
                                                  ---------------------   ---------------------   -------------   -------------
Investment activity:                                 2002        2001        2002        2001      2002    2001    2002    2001
                                                  ---------   ---------   ---------   ---------   ------   ----   ------   ----
   Net investment income (loss)................   $   7,666      (3,302)      5,119      (2,650)     (47)   --        --    --
   Realized gain (loss) on investments.........     (48,878)   (127,184)   (190,391)   (626,036)      33    --        67    --
   Change in unrealized gain (loss)
      on investments...........................    (137,098)    (34,618)    (62,429)    158,300    1,822    --        --    --
   Reinvested capital gains....................          --          --          --          --       --    --        --    --
                                                  ---------   ---------   ---------   ---------   ------   ----   ------   ----
      Net increase (decrease) in
         contract owners' equity
         resulting from operations.............    (178,310)   (165,104)   (247,701)   (470,386)   1,808    --        67    --
                                                  ---------   ---------   ---------   ---------   ------   ----   ------   ----
Equity transactions:
   Purchase payments received from
      contract owners (note 6).................         809      63,071      29,604     720,861       --    --     4,295    --
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)..............          --     480,327          --          --       --    --        --    --
   Transfers between funds.....................     197,270     960,556    (624,905)   (341,106)  27,136    --    (4,355)   --
   Surrenders (note 6).........................     (59,919)   (174,839)         --          --       --    --        --    --
   Death benefits (note 4).....................          --          --     (22,530)    (24,776)      --    --        --    --
   Policy loans (net of repayments) (note 5)...          --    (218,509)         --          --       --    --        --    --
   Deductions for surrender charges............          --          --          --          --       --    --        --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................     (20,986)    (29,468)    (44,468)    (79,677)    (724)   --        (7)   --
                                                  ---------   ---------   ---------   ---------   ------   ----   ------   ----
         Net equity transactions...............     117,174   1,081,138    (662,299)    275,302   26,412    --       (67)   --
                                                  ---------   ---------   ---------   ---------   ------   ----   ------   ----

Net change in contract owners' equity..........     (61,136)    916,034    (910,000)   (195,084)  28,220    --        --    --
Contract owners' equity beginning
   of period...................................     916,034          --   2,035,794   2,230,878       --    --        --    --
                                                  ---------   ---------   ---------   ---------   ------   ----   ------   ----
Contract owners' equity end of period..........   $ 854,898     916,034   1,125,794   2,035,794   28,220    --        --    --
                                                  =========   =========   =========   =========   ======   ====   ======   ====
CHANGES IN UNITS:
   Beginning units.............................     103,589          --     248,120     231,706       --    --        --    --
                                                  ---------   ---------   ---------   ---------   ------   ----   ------   ----
   Units purchased.............................     147,319     149,754      51,462      85,852    3,867    --       491    --
   Units redeemed..............................    (127,087)    (46,165)   (123,488)    (69,438)     (99)   --      (491)   --
                                                  ---------   ---------   ---------   ---------   ------   ----   ------   ----
   Ending units................................     123,821     103,589     176,094     248,120    3,768    --        --    --
                                                  =========   =========   =========   =========   ======   ====   ======   ====

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                    GVITGITech             GVITGvtBd                GVITGrowth           GVITIntGro
                                                  ---------------   -----------------------   -----------------------   -----------
Investment activity:                                2002     2001      2002         2001        2002          2001      2002   2001
                                                  --------   ----   ----------   ----------   ----------   ----------   ----   ----
   Net investment income (loss)................   $    (51)   --     2,830,895    2,071,172       (4,992)      (9,221)    --    --
   Realized gain (loss) on investments.........         (7)   --     1,583,209    1,143,208   (1,012,331)  (1,201,156)    (3)   --
   Change in unrealized gain (loss)
      on investments...........................    (40,076)   --     1,617,021   (1,179,115)     509,235      462,412     --    --
   Reinvested capital gains....................         --    --       596,999       84,887           --           --     --    --
                                                  --------   ---    ----------   ----------   ----------   ----------   ----   ---
      Net increase (decrease) in
         contract owners' equity
         resulting from operations.............    (40,134)   --     6,628,124    2,120,152     (508,088)    (747,965)    (3)   --
                                                  --------   ---    ----------   ----------   ----------   ----------   ----   ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6).................         --    --     7,416,403    4,114,602      352,369    1,115,129    320    --
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)..............         --    --            --    4,230,129           --      493,585     --    --
   Transfers between funds.....................    248,357    --     4,445,216   38,315,114     (876,631)    (486,078)  (317)   --
   Surrenders (note 6).........................         --    --    (3,437,645)     (20,209)    (540,704)     (69,524)    --    --
   Death benefits (note 4).....................         --    --       (91,823)     (49,141)      (1,205)        (936)    --    --
   Policy loans (net of repayments) (note 5)...         --    --            --        1,219           --           --     --    --
   Deductions for surrender charges............         --    --            --           --           --           --     --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................         (1)   --    (1,443,726)    (997,186)     (58,392)     (83,646)    --    --
                                                  --------   ---    ----------   ----------   ----------   ----------   ----   ---
         Net equity transactions...............    248,356    --     6,888,425   45,594,528   (1,124,563)     968,530      3    --
                                                  --------   ---    ----------   ----------   ----------   ----------   ----   ---

Net change in contract owners' equity..........    208,222    --    13,516,549   47,714,680   (1,632,651)     220,565     --    --
Contract owners' equity beginning
   of period...................................         --    --    63,083,226   15,368,546    2,364,565    2,144,000     --    --
                                                  --------   ---    ----------   ----------   ----------   ----------   ----   ---
Contract owners' equity end of period..........   $208,222    --    76,599,775   63,083,226      731,914    2,364,565     --    --
                                                  ========   ===    ==========   ==========   ==========   ==========   ====   ===
CHANGES IN UNITS:
   Beginning units.............................         --    --     5,107,172    1,340,109      388,409      252,079     --    --
                                                  --------   ---    ----------   ----------   ----------   ----------   ----   ---
   Units purchased.............................    106,277    --     3,658,602    3,854,836      175,108      226,417     60    --
   Units redeemed..............................         --    --    (3,194,838)     (87,773)    (395,007)     (90,087)   (60)   --
                                                  --------   ---    ----------   ----------   ----------   ----------   ----   ---
   Ending units................................    106,277    --     5,570,936    5,107,172      168,510      388,409     --    --
                                                  ========   ===    ==========   ==========   ==========   ==========   ====   ===

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                           GVITMyMkt               GVITMyMkt5
                                                  --------------------------   -----------------
Investment activity:                                  2002          2001          2002      2001
                                                  ------------   -----------   ----------   ----
   Net investment income (loss)................   $    843,984     2,730,599       57,950     --
   Realized gain (loss) on investments.........             --            --           --     --
   Change in unrealized gain (loss)
      on investments...........................             --            --           --     --
   Reinvested capital gains....................             --            --           --     --
                                                  ------------   -----------   ----------    ---
      Net increase (decrease) in
         contract owners' equity
         resulting from operations.............        843,984     2,730,599       57,950     --
                                                  ------------   -----------   ----------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6).................     19,040,490    38,508,862    2,634,850     --
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)..............             --    21,745,483           --     --
   Transfers between funds.....................    (54,008,936)  (37,474,089)  51,764,533     --
   Surrenders (note 6).........................     (7,507,154)   (3,218,996)     (13,537)    --
   Death benefits (note 4).....................        (82,708)       (8,884)          --     --
   Policy loans (net of repayments) (note 5)...             --     2,857,013           --     --
   Deductions for surrender charges............             --            --           --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................     (1,956,517)   (1,550,212)    (206,778)    --
                                                  ------------   -----------   ----------    ---
         Net equity transactions...............    (44,514,825)   20,859,177   54,179,068     --
                                                  ------------   -----------   ----------    ---

Net change in contract owners' equity..........    (43,670,841)   23,589,776   54,237,018     --
Contract owners' equity beginning
   of period...................................     90,634,539    67,044,763           --     --
                                                  ------------   -----------   ----------    ---
Contract owners' equity end of period..........   $ 46,963,698    90,634,539   54,237,018     --
                                                  ============   ===========   ==========    ===
CHANGES IN UNITS:
   Beginning units.............................      7,739,335     5,904,882           --     --
                                                  ------------   -----------   ----------    ---
   Units purchased.............................      6,489,634     5,341,826    5,632,296     --
   Units redeemed..............................    (10,226,975)   (3,507,373)    (217,538)    --
                                                  ------------   -----------   ----------    ---
   Ending units................................      4,001,994     7,739,335    5,414,758     --
                                                  ============   ===========   ==========    ===

                                                     NWGVITStrVal           GVITSmCapGr
                                                  ------------------   ----------------------
Investment activity:                                2002       2001      2002         2001
                                                  --------   -------   ---------   ----------
   Net investment income (loss)................     (1,959)      678      (2,571)      (4,099)
   Realized gain (loss) on investments.........    (56,976)  (32,653)   (104,224)     270,982
   Change in unrealized gain (loss)
      on investments...........................    (84,016)   (2,672)   (172,109)    (501,956)
   Reinvested capital gains....................         --       783          --           --
                                                  --------   -------   ---------   ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations.............   (142,951)  (33,864)   (278,904)    (235,073)
                                                  --------   -------   ---------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6).................      9,081   114,266       2,734       43,044
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)..............         --        --          --           --
   Transfers between funds.....................   (231,660)  728,388   2,278,591     (388,050)
   Surrenders (note 6).........................         --        --          --   (1,517,558)
   Death benefits (note 4).....................         --        --        (491)          --
   Policy loans (net of repayments) (note 5)...         --        --          --           --
   Deductions for surrender charges............         --        --          --           --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................    (13,747)  (13,573)    (14,314)     (22,265)
                                                  --------   -------   ---------   ----------
         Net equity transactions...............   (236,326)  829,081   2,266,520   (1,884,829)
                                                  --------   -------   ---------   ----------

Net change in contract owners' equity..........   (379,277)  795,217   1,987,616   (2,119,902)
Contract owners' equity beginning
   of period...................................    795,490       273     232,453    2,352,355
                                                  --------   -------   ---------   ----------
Contract owners' equity end of period..........    416,213   795,490   2,220,069      232,453
                                                  ========   =======   =========   ==========
CHANGES IN UNITS:
   Beginning units.............................     87,806        29      15,332      137,119
                                                  --------   -------   ---------   ----------
   Units purchased.............................     49,377    89,305     258,438        7,259
   Units redeemed..............................    (75,700)   (1,528)    (54,487)    (129,046)
                                                  --------   -------   ---------   ----------
   Ending units................................     61,483    87,806     219,283       15,332
                                                  ========   =======   =========   ==========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                        GVITSmCapVal               GVITSmComp
                                                  -----------------------   -----------------------
Investment activity:                                  2002         2001        2002         2001
                                                  -----------   ---------   ----------   ----------
   Net investment income (loss)................   $   (21,445)    (23,476)     (30,389)     (28,133)
   Realized gain (loss) on investments.........      (913,461)     57,293     (302,191)  (1,398,205)
   Change in unrealized gain (loss)
      on investments...........................    (1,633,978)    470,568   (1,358,922)     656,917
   Reinvested capital gains....................       173,596     525,879           --           --
                                                  -----------   ---------   ----------   ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations.............    (2,395,288)  1,030,264   (1,691,502)    (769,421)
                                                  -----------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6).................       500,247     853,037      691,300    1,750,825
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)..............            --   4,217,017           --    1,864,063
   Transfers between funds.....................      (179,027)   (554,439)    (862,079)   1,465,195
   Surrenders (note 6).........................      (456,828)    (55,941)    (254,707)     (74,076)
   Death benefits (note 4).....................        (4,457)     (6,301)     (23,372)     (17,438)
   Policy loans (net of repayments) (note 5)...            --          --           --        1,207
   Deductions for surrender charges............            --          --           --           --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................      (202,701)   (178,376)    (290,638)    (320,001)
                                                  -----------   ---------   ----------   ----------
         Net equity transactions...............      (342,766)  4,274,997     (739,496)   4,669,775
                                                  -----------   ---------   ----------   ----------

Net change in contract owners' equity..........    (2,738,054)  5,305,261   (2,430,998)   3,900,354
Contract owners' equity beginning
   of period...................................     7,765,624   2,460,363    9,756,252    5,855,898
                                                  -----------   ---------   ----------   ----------
Contract owners' equity end of period..........   $ 5,027,570   7,765,624    7,325,254    9,756,252
                                                  ===========   =========   ==========   ==========
CHANGES IN UNITS:
   Beginning units.............................       501,921     203,318      744,925      415,566
                                                  -----------   ---------   ----------   ----------
   Units purchased.............................       350,531     339,817      438,772      602,791
   Units redeemed..............................      (406,317)    (41,214)    (506,792)    (273,432)
                                                  -----------   ---------   ----------   ----------
   Ending units................................       446,135     501,921      676,905      744,925
                                                  ===========   =========   ==========   ==========

                                                        GVITTotRt               GVITWLead
                                                  ---------------------   ----------------------
Investment activity:                                 2002        2001        2002         2001
                                                  ---------   ---------   ----------   ---------
   Net investment income (loss)................      20,456       3,428        8,956      15,310
   Realized gain (loss) on investments.........     (16,623)   (100,828)    (607,570)    (49,789)
   Change in unrealized gain (loss)
      on investments...........................    (434,761)     88,629      309,207    (156,810)
   Reinvested capital gains....................          --       9,429           --          --
                                                  ---------   ---------   ----------   ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations.............    (430,928)        658     (289,407)   (191,289)
                                                  ---------   ---------   ----------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6).................      94,538      44,486       17,839     447,066
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)..............          --      14,525           --          --
   Transfers between funds.....................   4,004,455   1,674,384      (31,708)    (75,776)
   Surrenders (note 6).........................          --          --     (828,977)         --
   Death benefits (note 4).....................        (104)         --          (73)       (127)
   Policy loans (net of repayments) (note 5)...          --          --           --         407
   Deductions for surrender charges............          --          --           --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................     (62,732)    (23,709)     (19,191)    (22,710)
                                                  ---------   ---------   ----------   ---------
         Net equity transactions...............   4,036,157   1,709,686     (862,110)    348,860
                                                  ---------   ---------   ----------   ---------

Net change in contract owners' equity..........   3,605,229   1,710,344   (1,151,517)    157,571
Contract owners' equity beginning
   of period...................................   1,903,761     193,417    1,185,387   1,027,816
                                                  ---------   ---------   ----------   ---------
Contract owners' equity end of period..........   5,508,990   1,903,761       33,870   1,185,387
                                                  =========   =========   ==========   =========
CHANGES IN UNITS:
   Beginning units.............................     205,773      18,361      132,145      92,654
                                                  ---------   ---------   ----------   ---------
   Units purchased.............................     616,758     188,503      129,502      49,546
   Units redeemed..............................     (99,790)     (1,091)    (256,588)    (10,055)
                                                  ---------   ---------   ----------   ---------
   Ending units................................     722,741     205,773        5,059     132,145
                                                  =========   =========   ==========   =========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                          JPMorBal              JanBal              JanCapAp
                                                  -----------------------   --------------   ---------------------
Investment activity:                                 2002         2001       2002     2001      2002        2001
                                                  -----------   ---------   -------   ----   ---------   ---------
   Net investment income (loss)................   $    28,618      43,614     6,370     --      (1,629)      5,366
   Realized gain (loss) on investments.........      (235,398)    (70,153)       --     --    (122,743)    (38,013)
   Change in unrealized gain (loss)
      on investments...........................       (44,578)    (26,964)   (4,449)    --    (297,909)      7,705
   Reinvested capital gains....................            --          --        --     --          --          --
                                                  -----------   ---------   -------    ---   ---------   ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations.............      (251,358)    (53,503)    1,921     --    (422,281)    (24,942)
                                                  -----------   ---------   -------    ---   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6).................       238,818     540,926        --     --      46,397     209,706
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)..............            --          --        --     --          --      27,837
   Transfers between funds.....................        17,044     857,113   598,617     --    (221,409)  2,483,554
   Surrenders (note 6).........................    (1,235,895)    (20,346)       --     --    (103,378)         --
   Death benefits (note 4).....................        (1,571)     (1,176)       --     --        (479)         --
   Policy loans (net of repayments) (note 5)...            --       2,892        --     --          --          --
   Deductions for surrender charges............            --          --        --     --          --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................       (59,081)    (62,378)        3     --    (166,665)    (16,195)
                                                  -----------   ---------   -------    ---   ---------   ---------
         Net equity transactions...............    (1,040,685)  1,317,031   598,620     --    (445,534)  2,704,902
                                                  -----------   ---------   -------    ---   ---------   ---------

Net change in contract owners' equity..........    (1,292,043)  1,263,528   600,541     --    (867,815)  2,679,960
Contract owners' equity beginning
   of period...................................     2,593,362   1,329,834        --     --   2,679,960          --
                                                  -----------   ---------   -------    ---   ---------   ---------
Contract owners' equity end of period..........   $ 1,301,319   2,593,362   600,541     --   1,812,145   2,679,960
                                                  ===========   =========   =======    ===   =========   =========
CHANGES IN UNITS:
   Beginning units.............................       270,829     133,237        --     --     419,473          --
                                                  -----------   ---------   -------    ---   ---------   ---------
   Units purchased.............................       134,991     146,106    59,831     --     328,659     422,029
   Units redeemed..............................      (250,828)     (8,514)       --     --    (410,459)     (2,556)
                                                  -----------   ---------   -------    ---   ---------   ---------
   Ending units................................       154,992     270,829    59,831     --     337,673     419,473
                                                  ===========   =========   =======    ===   =========   =========

                                                        JanGITech
                                                  --------------------
Investment activity:                                2002        2001
                                                  --------   ---------
   Net investment income (loss)................     (3,152)      2,728
   Realized gain (loss) on investments.........   (236,898)   (728,043)
   Change in unrealized gain (loss)
      on investments...........................   (244,942)    201,710
   Reinvested capital gains....................         --          --
                                                  --------   ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations.............   (484,992)   (523,605)
                                                  --------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6).................     96,808     664,239
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)..............         --     134,095
   Transfers between funds.....................    545,692    (847,096)
   Surrenders (note 6).........................         --     (19,130)
   Death benefits (note 4).....................         --        (177)
   Policy loans (net of repayments) (note 5)...         --          (7)
   Deductions for surrender charges............         --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................    (20,088)    (27,003)
                                                  --------   ---------
         Net equity transactions...............    622,412     (95,079)
                                                  --------   ---------

Net change in contract owners' equity..........    137,420    (618,684)
Contract owners' equity beginning
   of period...................................    603,970   1,222,654
                                                  --------   ---------
Contract owners' equity end of period..........    741,390     603,970
                                                  ========   =========
CHANGES IN UNITS:
   Beginning units.............................    147,511     186,433
                                                  --------   ---------
   Units purchased.............................    370,434     151,175
   Units redeemed..............................   (211,036)   (190,097)
                                                  --------   ---------
   Ending units................................    306,909     147,511
                                                  ========   =========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                         JanIntGro             MGVITMultiSec
                                                  ----------------------   ----------------------
Investment activity:                                 2002         2001        2002        2001
                                                  ----------   ---------   ---------   ----------
   Net investment income (loss)................   $    3,593       2,972      88,272       79,791
   Realized gain (loss) on investments.........     (198,622)   (187,315)     (1,760)      19,399
   Change in unrealized gain (loss) on
      investments..............................     (147,376)     27,365      35,103        5,798
   Reinvested capital gains....................           --          --          --           --
                                                  ----------   ---------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations............................     (342,405)   (156,978)    121,615      104,988
                                                  ----------   ---------   ---------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6).................      225,966     463,895     513,043      175,452
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)..............           --      21,704          --           --
   Transfers between funds.....................       26,631     468,098     163,378   (2,104,545)
   Surrenders (note 6).........................      (44,690)         --          --           --
   Death benefits (note 4).....................         (299)         --        (537)        (782)
   Policy loans (net of repayments) (note 5)...           --          --          --           --
   Deductions for surrender charges............           --          --          --           --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................      (44,623)    (29,862)    (41,289)     (60,176)
                                                  ----------   ---------   ---------   ----------
         Net equity transactions...............      162,985     923,835     634,595   (1,990,051)
                                                  ----------   ---------   ---------   ----------

Net change in contract owners' equity..........     (179,420)    766,857     756,210   (1,885,063)
Contract owners' equity beginning
   of period...................................    1,211,805     444,948   1,456,593    3,341,656
                                                  ----------   ---------   ---------   ----------
Contract owners' equity end of period..........   $1,032,385   1,211,805   2,212,803    1,456,593
                                                  ==========   =========   =========   ==========
CHANGES IN UNITS:
   Beginning units.............................      192,654      53,925     131,899      314,131
                                                  ----------   ---------   ---------   ----------
   Units purchased.............................      149,246     143,271      89,362       28,173
   Units redeemed..............................     (120,165)     (4,542)    (33,799)    (210,405)
                                                  ----------   ---------   ---------   ----------
   Ending units................................      221,735     192,654     187,462      131,899
                                                  ==========   =========   =========   ==========

                                                        NBAMTGro                NBAMTGuard
                                                  ---------------------   ---------------------
Investment activity:                                2002        2001        2002        2001
                                                  --------   ----------   ---------   ---------
   Net investment income (loss)................     (1,932)      (8,148)      8,140         195
   Realized gain (loss) on investments.........   (343,527)  (2,984,576)   (115,613)    (39,994)
   Change in unrealized gain (loss) on
      investments..............................     95,152      (84,652)   (499,532)    (26,856)
   Reinvested capital gains....................         --    1,683,860          --      84,223
                                                  --------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations............................   (250,307)  (1,393,516)   (607,005)     17,568
                                                  --------   ----------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6).................    116,495      495,179     304,599     406,165
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)..............         --    3,453,400          --       1,335
   Transfers between funds.....................   (383,031)  (1,560,417)   (461,407)    762,369
   Surrenders (note 6).........................   (155,396)          --          --     (30,225)
   Death benefits (note 4).....................     (1,280)          --      (1,632)         --
   Policy loans (net of repayments) (note 5)...         --           --          --          --
   Deductions for surrender charges............         --           --          --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................    (29,483)     (50,254)    (35,473)    (35,955)
                                                  --------   ----------   ---------   ---------
         Net equity transactions...............   (452,695)   2,337,908    (193,913)  1,103,689
                                                  --------   ----------   ---------   ---------

Net change in contract owners' equity..........   (703,002)     944,392    (800,918)  1,121,257
Contract owners' equity beginning
   of period...................................    944,392           --   2,355,689   1,234,432
                                                  --------   ----------   ---------   ---------
Contract owners' equity end of period..........    241,390      944,392   1,554,771   2,355,689
                                                  ========   ==========   =========   =========
CHANGES IN UNITS:
   Beginning units.............................    124,202           --     220,317     113,427
                                                  --------   ----------   ---------   ---------
   Units purchased.............................    134,044      421,919      64,809     113,278
   Units redeemed..............................   (212,064)    (297,717)    (87,366)     (6,388)
                                                  --------   ----------   ---------   ---------
   Ending units................................     46,182      124,202     197,760     220,317
                                                  ========   ==========   =========   =========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                          NBAMTLMat             NBAMTMCGr
                                                  -----------------------   ---------------------
Investment activity:                                 2002         2001        2002        2001
                                                  -----------   ---------   ---------   ---------
   Net investment income (loss)................   $   293,411     227,866      (3,998)     (5,296)
   Realized gain (loss) on investments.........       (15,383)    (16,585)   (240,535)   (763,189)
   Change in unrealized gain (loss)
      on investments...........................       (64,466)     69,170    (128,189)    267,241
   Reinvested capital gains....................            --          --          --          --
                                                  -----------   ---------   ---------   ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations.............       213,562     280,451    (372,722)   (501,244)
                                                  -----------   ---------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6).................       416,107     417,576     103,198     495,607
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)..............            --   3,631,299          --          --
   Transfers between funds.....................    (2,310,013)  2,245,223     451,523    (661,100)
   Surrenders (note 6).........................    (4,253,669)         --          --     (84,842)
   Death benefits (note 4).....................       (27,402)         --      (2,492)     (2,696)
   Policy loans (net of repayments) (note 5)...            --          --          --       1,822
   Deductions for surrender charges............            --          --          --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................      (113,976)   (107,918)    (32,702)    (41,522)
                                                  -----------   ---------   ---------   ---------
         Net equity transactions...............    (6,288,953)  6,186,180     519,527    (292,731)
                                                  -----------   ---------   ---------   ---------

Net change in contract owners' equity..........    (6,075,391)  6,466,631     146,805    (793,975)
Contract owners' equity beginning
   of period...................................     6,466,631          --     966,603   1,760,578
                                                  -----------   ---------   ---------   ---------
Contract owners' equity end of period..........   $   391,240   6,466,631   1,113,408     966,603
                                                  ===========   =========   =========   =========
CHANGES IN UNITS:
   Beginning units.............................       599,545          --      80,698     110,315
                                                  -----------   ---------   ---------   ---------
   Units purchased.............................       626,866     609,595     110,090      37,855
   Units redeemed..............................    (1,191,902)    (10,050)    (59,168)    (67,472)
                                                  -----------   ---------   ---------   ---------
   Ending units................................        34,509     599,545     131,620      80,698
                                                  ===========   =========   =========   =========

                                                          NBAMTPart             OppAggGro
                                                  ----------------------   -----------------------
Investment activity:                                 2002        2001         2002         2001
                                                  ----------   ---------   ----------   ----------
   Net investment income (loss)................       13,089       3,858       26,522       57,121
   Realized gain (loss) on investments.........   (1,420,213)   (267,687)  (1,389,470)  (6,267,806)
   Change in unrealized gain (loss)
      on investments...........................     (391,869)   (288,262)    (846,459)     319,133
   Reinvested capital gains....................           --     268,466           --    1,380,419
                                                  ----------   ---------   ----------   ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations.............   (1,798,993)   (283,625)  (2,209,407)  (4,511,133)
                                                  ----------   ---------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6).................      673,609     888,633      810,671    2,217,562
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)..............           --   4,056,255           --            3
   Transfers between funds.....................   (2,522,937)     96,707     (625,410)   3,917,781
   Surrenders (note 6).........................      (13,721)     (7,757)          --      (44,190)
   Death benefits (note 4).....................      (24,429)       (865)     (14,182)      (4,105)
   Policy loans (net of repayments) (note 5)...           --          --           --           (4)
   Deductions for surrender charges............           --          --           --           --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................     (140,729)   (137,246)    (133,323)    (231,552)
                                                  ----------   ---------   ----------   ----------
         Net equity transactions...............   (2,028,207)  4,895,727       37,756    5,855,495
                                                  ----------   ---------   ----------   ----------

Net change in contract owners' equity..........   (3,827,200)  4,612,102   (2,171,651)   1,344,362
Contract owners' equity beginning
   of period...................................    6,618,175   2,006,073    8,196,634    6,852,272
                                                  ----------   ---------   ----------   ----------
Contract owners' equity end of period..........    2,790,975   6,618,175    6,024,983    8,196,634
                                                  ==========   =========   ==========   ==========
CHANGES IN UNITS:
   Beginning units.............................      682,432     200,302      782,585      445,302
                                                  ----------   ---------   ----------   ----------
   Units purchased.............................      661,752     592,003      237,113      667,153
   Units redeemed..............................     (965,310)   (109,873)    (223,095)    (329,870)
                                                  ----------   ---------   ----------   ----------
   Ending units................................      378,874     682,432      796,603      782,585
                                                  ==========   =========   ==========   ==========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                          OppBdFd                  OppCapAp
                                                  -----------------------   -----------------------
Investment activity:                                 2002         2001         2002         2001
                                                  -----------   ---------   ----------   ----------
   Net investment income (loss)................   $    95,900      19,264       30,175       21,623
   Realized gain (loss) on investments.........       (37,364)       (246)  (1,724,296)    (329,215)
   Change in unrealized gain (loss)
      on investments...........................        36,548      (6,648)  (1,743,381)  (1,641,125)
   Reinvested capital gains....................            --          --           --      796,090
                                                  -----------   ---------   ----------   ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations.............        95,084      12,370   (3,437,502)  (1,152,627)
                                                  -----------   ---------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6).................       237,078     144,424    1,692,506    2,544,827
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)..............            --     556,785           --    3,177,029
   Transfers between funds.....................        78,311   1,652,166     (313,298)   1,704,214
   Surrenders (note 6).........................    (1,255,762)   (123,934)    (619,430)          --
   Death benefits (note 4).....................        (5,295)         --      (11,802)      (2,290)
   Policy loans (net of repayments) (note 5)...            --    (148,802)          --           (4)
   Deductions for surrender charges............            --          --           --           --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................       (50,572)    (34,902)    (234,182)    (236,081)
                                                  -----------   ---------   ----------   ----------
         Net equity transactions...............      (996,240)  2,045,737      513,794    7,187,695
                                                  -----------   ---------   ----------   ----------

Net change in contract owners' equity..........      (901,156)  2,058,107   (2,923,708)   6,035,068
Contract owners' equity beginning
   of period...................................     2,058,107          --   11,870,320    5,835,252
                                                  -----------   ---------   ----------   ----------
Contract owners' equity end of period..........   $ 1,156,951   2,058,107    8,946,612   11,870,320
                                                  ===========   =========   ==========   ==========
CHANGES IN UNITS:
   Beginning units.............................       193,237          --      938,153      407,726
                                                  -----------   ---------   ----------   ----------
   Units purchased.............................       170,339     223,576      477,726      548,416
   Units redeemed..............................      (263,804)    (30,339)    (443,292)     (17,989)
                                                  -----------   ---------   ----------   ----------
   Ending units................................        99,772     193,237      972,587      938,153
                                                  ===========   =========   ==========   ==========

                                                         OppGlSec              OppMSGrInc
                                                  ----------------------   -------------------
Investment activity:                                 2002         2001       2002       2001
                                                  ----------   ---------   --------   --------
   Net investment income (loss)................        3,151      22,179      1,189       (221)
   Realized gain (loss) on investments.........     (485,096)   (752,930)   (31,594)   (57,426)
   Change in unrealized gain (loss)
      on investments...........................      111,344    (154,066)   (75,553)    60,694
   Reinvested capital gains....................           --     548,160         --         --
                                                  ----------   ---------   --------   --------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations.............     (370,601)   (336,657)  (105,958)     3,047
                                                  ----------   ---------   --------   --------
Equity transactions:
   Purchase payments received from
      contract owners (note 6).................      200,286     404,388     87,655    225,012
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)..............           --   1,831,578         --         --
   Transfers between funds.....................   (1,036,758)    316,211    (45,991)  (241,558)
   Surrenders (note 6).........................     (360,969)         --    (65,493)        --
   Death benefits (note 4).....................       (1,419)         --     (1,245)    (1,053)
   Policy loans (net of repayments) (note 5)...           --          --         --         --
   Deductions for surrender charges............           --          --         --         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................      (41,884)    (49,026)   (15,373)   (21,937)
                                                  ----------   ---------   --------   --------
         Net equity transactions...............   (1,240,744)  2,503,151    (40,447)   (39,536)
                                                  ----------   ---------   --------   --------

Net change in contract owners' equity..........   (1,611,345)  2,166,494   (146,405)   (36,489)
Contract owners' equity beginning
   of period...................................    2,166,494          --    508,403    544,892
                                                  ----------   ---------   --------   --------
Contract owners' equity end of period..........      555,149   2,166,494    361,998    508,403
                                                  ==========   =========   ========   ========
CHANGES IN UNITS:
   Beginning units.............................      258,325          --     57,708     55,343
                                                  ----------   ---------   --------   --------
   Units purchased.............................      361,748     264,136     30,198     23,935
   Units redeemed..............................     (534,829)     (5,811)   (37,227)   (21,570)
                                                  ----------   ---------   --------   --------
   Ending units................................       85,244     258,325     50,679     57,708
                                                  ==========   =========   ========   ========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                           OppMultStr          PIMLowDur
                                                      --------------------   ----------------
Investment activity:                                    2002        2001       2002      2001
                                                      ---------   --------   ---------   ----
   Net investment income (loss)....................   $  21,526     28,159       2,142    --
   Realized gain (loss) on investments.............    (124,256)   (67,871)         16    --
   Change in unrealized gain (loss)
      on investments...............................      (6,549)    28,198       2,833    --
   Reinvested capital gains........................       9,872     42,267          --    --
                                                      ---------   --------   ---------   ---
      Net increase (decrease) in
         contract owners' equity
         resulting from operations.................     (99,407)    30,753       4,991    --
                                                      ---------   --------   ---------   ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6).....................     129,146    318,716     (15,669)   --
   Transfer from Nationwide Variable Life Separate
      Account-A (note 1)...........................          --    765,121          --    --
   Transfers between funds.........................      12,208   (139,875)  2,910,937    --
   Surrenders (note 6).............................    (535,567)        --          --    --
   Death benefits (note 4).........................      (3,008)        --          --    --
   Policy loans (net of repayments) (note 5).......          --         --          --    --
   Deductions for surrender charges................          --         --          --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)............................     (18,654)   (21,376)     15,429    --
                                                      ---------   --------   ---------   ---
         Net equity transactions...................    (415,875)   922,586   2,910,697    --
                                                      ---------   --------   ---------   ---

Net change in contract owners' equity..............    (515,282)   953,339   2,915,688    --
Contract owners' equity beginning
   of period.......................................     953,339         --          --    --
                                                      ---------   --------   ---------   ---
Contract owners' equity end of period..............   $ 438,057    953,339   2,915,688    --
                                                      =========   ========   =========   ===
CHANGES IN UNITS:
   Beginning units.................................      92,958         --          --    --
                                                      ---------   --------   ---------   ---
   Units purchased.................................      86,454    103,924     286,221    --
   Units redeemed..................................    (131,637)   (10,966)         --    --
                                                      ---------   --------   ---------   ---
   Ending units....................................      47,775     92,958     286,221    --
                                                      =========   ========   =========   ===

                                                         RoyMicro          SGVITMdCpGr
                                                      --------------   --------------------
Investment activity:                                   2002     2001    2002       2001
                                                      -------   ----   --------   ---------
   Net investment income (loss)....................      (101)   --      (2,276)     (4,373)
   Realized gain (loss) on investments.............        --    --    (256,469)   (591,072)
   Change in unrealized gain (loss)
      on investments...............................     5,856    --     (37,786)    188,527
   Reinvested capital gains........................        --    --          --          --
                                                      -------   ---    --------   ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations.................     5,755    --    (296,531)   (406,918)
                                                      -------   ---    --------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6).....................        --    --      27,673     145,604
   Transfer from Nationwide Variable Life Separate
      Account-A (note 1)...........................        --    --          --          --
   Transfers between funds.........................   884,408    --    (108,385)     17,455
   Surrenders (note 6).............................        --    --          --          --
   Death benefits (note 4).........................        --    --        (497)       (958)
   Policy loans (net of repayments) (note 5).......        --    --          --          --
   Deductions for surrender charges................        --    --          --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)............................         6    --     (24,564)    (39,865)
                                                      -------   ---    --------   ---------
         Net equity transactions...................   884,414    --    (105,773)    122,236
                                                      -------   ---    --------   ---------

Net change in contract owners' equity..............   890,169    --    (402,304)   (284,682)
Contract owners' equity beginning
   of period.......................................        --    --     874,814   1,159,496
                                                      -------   ---    --------   ---------
Contract owners' equity end of period..............   890,169    --     472,510     874,814
                                                      =======   ===    ========   =========
CHANGES IN UNITS:
   Beginning units.................................        --    --      77,229      71,051
                                                      -------   ---    --------   ---------
   Units purchased.................................    88,080    --      74,210      32,041
   Units redeemed..................................        --    --     (85,275)    (25,863)
                                                      -------   ---    --------   ---------
   Ending units....................................    88,080    --      66,164      77,229
                                                      =======   ===    ========   =========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                            StOpp2                 StDisc2
                                                   ------------------------   -----------------
Investment activity:                                  2002          2001        2002      2001
                                                   -----------   ----------   -------   -------
   Net investment income (loss).................   $       293        6,794      (191)      (33)
   Realized gain (loss) on investments..........    (2,112,851)     (54,394)   (4,230)    2,442
   Change in unrealized gain (loss)
      on investments............................      (458,191)  (1,170,606)     (353)      866
   Reinvested capital gains.....................       136,162    1,267,648        --        --
                                                   -----------   ----------   -------   -------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations..............    (2,434,587)      49,442    (4,774)    3,275
                                                   -----------   ----------   -------   -------
Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................       726,303    1,279,559    19,693        --
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)...............            --    7,044,683        --    64,554
   Transfers between funds......................    (1,077,826)     335,088    79,948   (52,509)
   Surrenders (note 6)..........................      (494,022)    (340,475)  (51,917)       --
   Death benefits (note 4)......................       (25,947)          --      (125)       --
   Policy loans (net of repayments) (note 5)....            --     (422,752)       --        --
   Deductions for surrender charges.............            --           --        --        --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................      (174,628)    (153,742)   (1,439)     (169)
                                                   -----------   ----------   -------   -------
         Net equity transactions................    (1,046,120)   7,742,361    46,160    11,876
                                                   -----------   ----------   -------   -------

Net change in contract owners' equity...........    (3,480,707)   7,791,803    41,386    15,151
Contract owners' equity beginning
   of period....................................     8,271,620      479,817    15,151        --
                                                   -----------   ----------   -------   -------
Contract owners' equity end of period...........   $ 4,790,913    8,271,620    56,537    15,151
                                                   ===========   ==========   =======   =======
CHANGES IN UNITS:
   Beginning units..............................       875,255       48,820     1,313        --
                                                   -----------   ----------   -------   -------
   Units purchased..............................       835,969      962,927    16,685     5,896
   Units redeemed...............................    (1,017,327)    (136,492)  (12,227)   (4,583)
                                                   -----------   ----------   -------   -------
   Ending units.................................       693,897      875,255     5,771     1,313
                                                   ===========   ==========   =======   =======

                                                       StIntStk2            TRPEI2
                                                   ------------------   --------------
Investment activity:                                 2002       2001      2002    2001
                                                   --------   -------   -------   ----
   Net investment income (loss).................      4,912    (1,039)      (39)    --
   Realized gain (loss) on investments..........    (80,102)   (5,573)       --     --
   Change in unrealized gain (loss)
      on investments............................    (11,468)   11,660        --     --
   Reinvested capital gains.....................         --       396        --     --
                                                   --------   -------   -------    ---
      Net increase (decrease) in
         contract owners' equity
         resulting from operations..............    (86,658)    5,444       (39)    --
                                                   --------   -------   -------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................      3,719        --        --     --
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)...............         --   177,910        --     --
   Transfers between funds......................    (34,820)  116,684   355,394     --
   Surrenders (note 6)..........................   (148,836)       --        --     --
   Death benefits (note 4)......................       (733)       --        --     --
   Policy loans (net of repayments) (note 5)....         --        --        --     --
   Deductions for surrender charges.............         --        --        --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................     (5,712)  (22,770)       (2)    --
                                                   --------   -------   -------    ---
         Net equity transactions................   (186,382)  271,824   355,392     --
                                                   --------   -------   -------    ---

Net change in contract owners' equity...........   (273,040)  277,268   355,353     --
Contract owners' equity beginning
   of period....................................    277,268        --        --     --
                                                   --------   -------   -------    ---
Contract owners' equity end of period...........      4,228   277,268   355,353     --
                                                   ========   =======   =======    ===
CHANGES IN UNITS:
   Beginning units..............................     38,838        --        --     --
                                                   --------   -------   -------    ---
   Units purchased..............................     42,013    40,335    35,117     --
   Units redeemed...............................    (80,072)   (1,497)       --     --
                                                   --------   -------   -------    ---
   Ending units.................................        779    38,838    35,117     --
                                                   ========   =======   =======    ===

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                        TRPMCG2           VEWrldBd           VEWrldEMkt           VEWrldHAs
                                                   -----------------   --------------   -------------------   ------------------
Investment activity:                                  2002      2001     2002    2001     2002       2001      2002       2001
                                                   ----------   ----   -------   ----   --------   --------   -------   --------
   Net investment income (loss).................   $     (124)   --        (38)   --        (688)    (2,360)      792      5,031
      Realized gain (loss) on investments.......            1    --      1,570    --       3,151   (382,281)  (17,324)    35,634
      Change in unrealized gain (loss)
         on investments.........................        3,129    --      1,563    --      (8,330)   314,598    15,606    (65,765)
   Reinvested capital gains.....................           --    --         --    --          --         --        --         --
                                                   ----------   ---    -------   ---    --------   --------   -------   --------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations..............        3,006    --      3,095    --      (5,867)   (70,043)     (926)   (25,100)
                                                   ----------   ---    -------   ---    --------   --------   -------   --------
Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................           --    --          3    --      38,092    236,359    29,156     33,617
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)...............           --    --         --    --          --    256,847        --     52,204
   Transfers between funds......................    1,494,646    --     37,106    --    (133,712)  (918,728)   34,120   (419,299)
   Surrenders (note 6)..........................           --    --    (11,785)   --     (13,656)        --        --         --
   Death benefits (note 4)......................           --    --       (158)   --        (503)        --        --         --
   Policy loans (net of repayments) (note 5)....           --    --         --    --          --         --        --         --
   Deductions for surrender charges.............           --    --         --    --          --         --        --         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................            2    --       (283)   --     (10,623)   (15,252)   (4,550)    (7,356)
                                                   ----------   ---    -------   ---    --------   --------   -------   --------
         Net equity transactions................    1,494,648    --     24,883    --    (120,402)  (440,774)   58,726   (340,834)
                                                   ----------   ---    -------   ---    --------   --------   -------   --------

Net change in contract owners' equity...........    1,497,654    --     27,978    --    (126,269)  (510,817)   57,800   (365,934)
Contract owners' equity beginning
   of period....................................           --    --         --    --     401,193    912,010   149,001    514,935
                                                   ----------   ---    -------   ---    --------   --------   -------   --------
Contract owners' equity end of period...........   $1,497,654    --     27,978    --     274,924    401,193   206,801    149,001
                                                   ==========   ===    =======   ===    ========   ========   =======   ========
CHANGES IN UNITS:
   Beginning units..............................           --    --         --    --      56,168    124,869    18,257     56,278
                                                   ----------   ---    -------   ---    --------   --------   -------   --------
   Units purchased..............................      146,130    --      3,636    --      38,155     66,616    29,197      9,668
   Units redeemed...............................           --    --     (1,172)   --     (54,652)  (135,317)  (21,421)   (47,689)
                                                   ----------   ---    -------   ---    --------   --------   -------   --------
   Ending units.................................      146,130    --      2,464    --      39,671     56,168    26,033     18,257
                                                   ==========   ===    =======   ===    ========   ========   =======   ========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                         VKEmMkt              VKMidCapG            VKUSRealEst
                                                   -------------------   ------------------   ---------------------
Investment activity:                                 2002       2001       2002       2001       2002        2001
                                                   --------   --------   --------   -------   ---------   ---------
   Net investment income (loss).................   $ 19,585      4,026     (1,655)     (282)     58,652      59,926
   Realized gain (loss) on investments..........     (1,321)    20,688   (136,255)   (9,671)    (42,889)     92,419
   Change in unrealized gain (loss)
      on investments............................     (5,223)     9,695    (25,015)   11,531    (193,394)      4,224
   Reinvested capital gains.....................         --         --         --        --      51,014      13,822
                                                   --------   --------   --------   -------   ---------   ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations..............     13,041     34,409   (162,925)    1,578    (126,617)    170,391
                                                   --------   --------   --------   -------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................      7,336      4,446    187,878     4,900     251,757     188,142
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)...............         --         --         --        --          --     414,346
   Transfers between funds......................    224,169   (581,726)   252,651   165,341     727,003     859,569
   Surrenders (note 6)..........................         --         --     (2,646)       --    (501,340)    (70,683)
   Death benefits (note 4)......................     (1,362)      (940)       (14)       --     (12,717)     (7,744)
   Policy loans (net of repayments) (note 5)....         --        620         --        --          --     (85,216)
   Deductions for surrender charges.............         --         --         --        --          --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................     (6,742)   (11,225)   (13,082)   (1,378)    (69,485)    (63,079)
                                                   --------   --------   --------   -------   ---------   ---------
         Net equity transactions................    223,401   (588,825)   424,787   168,863     395,218   1,235,335
                                                   --------   --------   --------   -------   ---------   ---------

Net change in contract owners' equity...........    236,442   (554,416)   261,862   170,441     268,601   1,405,726
Contract owners' equity beginning
   of period....................................     66,339    620,755    170,441        --   1,833,628     427,902
                                                   --------   --------   --------   -------   ---------   ---------
Contract owners' equity end of period...........   $302,781     66,339    432,303   170,441   2,102,229   1,833,628
                                                   ========   ========   ========   =======   =========   =========
CHANGES IN UNITS:
   Beginning units..............................      6,255     64,183     27,935        --     152,921      39,041
                                                   --------   --------   --------   -------   ---------   ---------
   Units purchased..............................     28,579        887    146,215    28,170     155,201     134,807
   Units redeemed...............................     (8,647)   (58,815)   (70,843)     (235)   (127,126)    (20,927)
                                                   --------   --------   --------   -------   ---------   ---------
   Ending units.................................     26,187      6,255    103,307    27,935     180,996     152,921
                                                   ========   ========   ========   =======   =========   =========

See accompanying notes to financial statements.

================================================================================

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2002 and 2001

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VL Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          On May 3, 1999, the Company (Depositor) transferred to the Account 100,000 shares of Nationwide(R) SAT - Small Cap Growth Fund Class I for which the Account was credited with 100,000 units of Nationwide(R) SAT - Small Cap Growth Fund Class I. The value of the units purchased by the Company on May 3, 1999 was $1,000,000.

          In February 2001, the Best of America(R) Corporate Variable Universal Life product assets totaling $116,421,610 in Nationwide VL Separate Account-A (Account A), were transferred to the Best of America(R) - America's Future Series(SM) in the Account. Both prior to and after the transfer the annuity unit values for each fund of Account A were exactly equivalent to the accumulation unit values for the corresponding fund values in the Account. Also, expenses deducted from the contract holder accounts in the Account are the same as or more favorable to the contract holders compared to the expenses previously incurred in Account A.

          The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through wholesalers and brokers.

     (b)  The Contracts

          Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          Contract owners may invest in the following:

               Portfolios of AIM Variable Insurance Funds, Inc;
                  *AIM VIF Basic Value Fund - Series 1 (AIMBVF)
                  *AIM VIF Capital Development Fund - Series 1 (AIMCDF)

               Portfolios of AIM Variable Insurance Funds, Inc;
                   Alliance VPS Growth & Income Portfolio - Class A (AllGroInc)

               Portfolios of the American Century Variable Portfolios,
                  Inc. (American Century VP);
                   American Century VP Balanced Fund - Class I (ACVPBal) American Century VP Capital Appreciation Fund - Class I
                      (ACVPCapAp)
                   American Century VP Income & Growth Fund - Class I
                      (ACVPIncGr)
                   American Century VP International Fund - Class I (ACVPInt)
                  *American Century VP Ultra Fund - Class I (ACVPUltra)
                   American Century VP Value Fund - Class I (ACVPVal)

               Portfolios of Bank One One Group(R) Investment Trust;
                  *One Group(R) IT Mid Cap Growth Portfolio (ONEMidCap) *One Group(R) IT Mid Cap Value Portfolio (ONEMidCapV)

               Baron Capital Asset Trust Insurance Series;
                  *Baron Capital Asset Trust (BCAT)

               Calvert Variable Series (CVS) Inc.;
                   Calvert Social Equity Portfolio (CVSSEP)

               Comstock GVIT Value Fund - Class I
                   (formerly Nationwide(R) SAT Federated Equity Income)
                      (ComGVITVal)

               Portfolios of the Credit Suisse Trust;
                   Credit Suisse Trust - Global Post-Venture Capital Portfolio
                      (CSGPVen)
                   Credit Suisse Trust - International Focus Portfolio (CSIntEq) Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV) Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)

               Portfolio of the Dreyfus GVIT (formerly Nationwide(R) SAT);
                   Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)

               Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
                  *Dreyfus IP - European Equity Portfolio (DryEuroEq)
                  *Dreyfus IP - Mid Cap Stock Portfolio - Initial Shares
                      (DryMidCapStk)
                  *Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                      (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
                  (DrySRGro)

               Dreyfus Stock Index Fund (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                   Dreyfus VIF - Appreciation Portfolio - Initial Shares
                      (DryVIFApp)
                   Dreyfus VIF - Growth and Income Portfolio - Initial Shares
                      (DryVIFGrInc)
                  *Dreyfus VIF - International Value Portfolio - Initial Shares
                      (DryIntVal)

               Federated GVIT (formerly Nationwide(R) SAT) High Income Bond
                   Fund - Class I (FGVITHiInc)

               Portfolios of Federated Insurance Series;
                   Federated Quality Bond Fund II - Primary Shares (FedQualBd)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP);
                   Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
                      (FidVIPEI)
                   Fidelity(R) VIP - Equity-Income Portfolio: Service Class
                      (FidVIPEIS)
                   Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr) Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS) Fidelity(R) VIP - High Income Portfolio: Initial Class
                      (FidVIPHI)
                   Fidelity(R) VIP - High Income Portfolio: Service Class
                      (FidVIPHIS)
                   Fidelity(R) VIP - Overseas Portfolio: Initial Class
                      (FidVIPOv)
                   Fidelity(R) VIP - Overseas Portfolio: Service Class
                      (FidVIPOvS)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP II);
                   Fidelity(R) VIP II - Asset Manager: Growth Portfolio: Service
                      Class (FidVIPAM)
                   Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
                      (FidVIPCon)
                   Fidelity(R) VIP II - Contrafund Portfolio: Service Class
                      (FidVIPConS)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP III);
                   Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial
                      Class (FidVIPGrOp)
                   Fidelity(R) VIP III - Growth Opportunities Portfolio: Service
                      Class (FidVIPGrOpS)
                   Fidelity(R) VIP III - Value Strategies Portfolio: Service
                      Class (FidVIPValStS)

               Franklin Templeton Variable Insurance Products Trust
                  (Franklin Templeton VIT);
                  *Franklin Templeton VIT - Templeton Foreign Securities Fund -
                      Class 2 (FTVIPFS)

               Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT)
                  (formerly Nationwide(R) SAT);
                  *Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) *Gartmore GVIT Global Financial Services Fund - Class I
                      (GVITGlFin)
                  *Gartmore GVIT Global Health Sciences Fund - Class I
                      (GVITGlHlth)
                   Gartmore GVIT Global Technology and Communications Fund -
                      Class I (GVITGlTech)
                  *Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl)
                   Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I
                      (formerly Nationwide(R) SAT Capital Appreciation Fund) (GVITGrowth)
                  *Gartmore GVIT Investor Destinations Aggressive Fund
                      (GVITIDAgg)
                  *Gartmore GVIT Investor Destinations Conservative Fund
                      (GVITIDCon)
                  *Gartmore GVIT Investor Destinations Moderate Fund (GVITIDMod) *Gartmore GVIT Investor Destinations Moderately Aggressive
                      Fund (GVITIDModAgg)
                  *Gartmore GVIT Investor Destinations Moderately Conservative
                      Fund (GVITIDModCon)
                  *Gartmore GVIT International Growth Fund - Class I
                      (GVITIntGro)
                   Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Money Market Fund - Class V (GVITMyMkt5)

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, Continued

                  *Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)
                   Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
                      (NWGVITStrVal)
                   Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
                  *Gartmore GVIT U.S.Growth Leaders Fund - Class I (GVITUSGro)
                   Gartmore GVIT Worldwide Leaders Fund - Class I
                      (formerly Nationwide(R) SAT Global 50 Fund) (GVITWLead)

               Portfolios of Goldman Sachs;
                  *Goldman Sachs Mid Cap Value Fund A (GSMCV)
                  *Goldman Sachs VIT Mid Cap Value Fund (GSVITMidCap)

               J.P.Morgan GVIT (formerly Nationwide(R) SAT) Balanced Fund -
                  Class I (JPMorBal)

               Portfolios of the Janus Aspen Series (Janus AS);
                   Janus AS - Balanced Portfolio - Service Shares (JanBal) Janus AS - Capital Appreciation Portfolio - Service Shares
                      (JanCapAp)
                   Janus AS - Global Technology Portfolio - Service Shares
                      (JanGITech)
                   Janus AS - International Growth Portfolio - Service Shares
                      (JanIntGro)

               MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund -
                  Class I (MGVITMultiSec)

               Portfolios of the Neuberger Berman Advisers Management Trust
                  (Neuberger Berman AMT);
                  *Neuberger Berman AMT - Balanced Portfolio (NBAMTBal) *Neuberger Berman AMT - Fasciano Portfolio - S Class
                      (NBAMTFas)
                   Neuberger Berman AMT - Growth Portfolio (NBAMTGro) Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Limited Maturity Bond Portfolio
                      (NBAMTLMat)
                   Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

               Funds of the Oppenheimer Variable Account Funds;
                   Oppenheimer Aggressive Growth Fund/VA - Initial Class
                      (OppAggGro)
                   Oppenheimer Bond Fund/VA - Initial Class (OppBdFd) Oppenheimer Capital Appreciation Fund/VA - Initial Class
                      (OppCapAp)
                   Oppenheimer Global Securities Fund/VA - Initial
                      Class (OppGlSec)
                   Oppenheimer Main Street Growth & Income Fund/VA - Initial
                      Class (OppMSGrInc)
                   Oppenheimer Multiple Strategies Fund/VA - Initial Class
                      (OppMultStr)

               Portfolios of PIMCO Variable Insurance Trust (PIMCO VIT);
                   PIMCO VIT Low Duration Portfolio - Administrative Shares
                      (PIMLowDur)
                  *PIMCO VIT Real Return Portfolio - Administrative Shares
                      (PIMRealRet)
                  *PIMCO VIT Total Return Portfolio - Administrative Shares
                      (PIMTotRet)

              *Pioneer High Yield VCT Portfolio - Class 1 Shares (PionHY)

               Royce Capital Fund - Micro Cap (RoyMicro)
               Strong GVIT (formerly Nationwide(R) SAT) Mid Cap Growth Fund -
                  Class I (SGVITMdCpGr)
              *Strong Opportunity Fund Inc. (STROpp)
               Strong Opportunity Fund II, Inc. (StOpp2)

               Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                   Strong VIF - Strong Discovery Fund II (StDisc2)
                   Strong VIF - Strong International Stock Fund II (StIntStk2)

               Portfolios of T. Rowe Price;
                  *T. Rowe Price Equity Income Fund (TRPEI)
                   T. Rowe Price Equity Income Portfolio - II (TRPEI2)
                  *T. Rowe Price Mid Cap Growth Fund, Inc. (TRPMCG)
                   T. Rowe Price Mid Cap Growth Portfolio - II (TRPMCG2)

              *Turner GVIT (formerly Nationwide(R) SAT) Growth Focus Fund -
                  Class I (TurnGVITGro)

               Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                   Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                   Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

               Funds of the Van Kampen Universal Institutional Funds (Van Kampen
               UIF);
                   Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt) Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
                   Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)

          At December 31, 2002, contract owners have invested in all of the above funds except for those indicated with an asterisk (*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Con-sequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2002. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Policy Charges

     (a)  Deductions from Premium

          The Company deducts a charge not to exceed 9.0% on all premiums received to cover the payment of premium taxes. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly
          discriminatory to policy owners.                           (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, Continued

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c)  Administrative Charges

          The Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses and it is assessed against each contract by liquidating units. Currently, this charge is $5.00 per month in all policy years (not to exceed $10.00 per month).

(3)  Asset Charges

     For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations. This charge is guaranteed not to exceed an annual rate of .75%. Currently, this rate is .40% during the first through fourth policy years, .25% during the fifth through twentieth policy years, and .10% thereafter. For the reduced fee tier, the current rate for corporate flexible premium contracts is either .10%, 20% or .25% for all policy years. These charges are assessed through the daily unit value calculation.

     The Company may reduce or eliminate certain charges, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to the Company. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by the Company.

(4)  Death Benefits

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow 90% of a policy's non-loaned cash value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary, or when the loan is repaid or a new loan is effective.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2002 and 2001, total transfers to the Account from the fixed account were $0 and $3,276,565, respectively, and total transfers from the Account to the fixed account were $0 and $1,946,439, respectively. Transfers from the Account to the fixed account are included in surrenders, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each period in the four year period ended December 31, 2002 and the period May 1, 1998 (commencement of operations) through December 31, 1998.

                                                Contract                                         Investment
                                                 Expense                Unit        Contract       Income       Total
                                                  Rate*     Units    Fair Value  Owners' Equity    Ratio**    Return***
                                                --------  ---------  ----------  --------------  ----------  ----------
        Gartmore GVIT Small Cap Growth Fund - Class I - Initial Funding By Depositor
           2000...............................    0.00%     100,000  $17.186295   $ 1,718,630       0.00%       -16.17%
           1999...............................    0.00%     100,000   20.501257     2,050,126       0.00%       105.01% 5/3/99

     The BEST of AMERICA(R) America's FUTURE Life Series(SM)
        Reduced Fee Tier - (0.10%)

        American Century VP Income & Growth Fund - Class I
           2002...............................    0.10%     423,478    7.585400     3,212,250       0.92%       -19.45%
           2001...............................    0.10%     249,128    9.417116     2,346,067       0.80%        -8.44%
           2000...............................    0.10%     229,332   10.285709     2,358,842       0.52%       -10.70%
           1999...............................    0.10%     242,505   11.518727     2,793,349       0.01%        15.19% 4/1/99

        American Century VP International Fund - Class I
           2002...............................    0.10%     100,938    7.479659       754,982       0.85%       -20.45%
           2001...............................    0.10%      91,670    9.402604       861,937       0.08%       -29.24%
           2000...............................    0.10%      79,522   13.288939     1,056,763       0.08%       -16.91%
           1999...............................    0.10%      21,260   15.993145       340,014       0.00%        59.93% 4/1/99

        Dreyfus Stock Index Fund
           2002...............................    0.10%     658,445    7.047709     4,640,529       1.31%       -22.44%
           2001...............................    0.10%     322,825    9.086757     2,933,432       1.15%       -12.27%
           2000...............................    0.10%     415,946   10.357445     4,308,138       1.01%        -9.37%
           1999...............................    0.10%     244,230   11.428481     2,791,178       1.36%        14.28% 4/1/99

        Fidelity(R)VIP - Equity-Income Portfolio: Service Class
           2002...............................    0.10%      20,224    8.837687       178,733       1.64%        -17.08%

        Fidelity(R) VIP - Growth Portfolio: Service Class

           2002...............................    0.10%   1,034,993    6.390869     6,614,505       0.13%        -30.27%
           2001...............................    0.10%     769,450    9.164946     7,051,968       0.00%        -17.81%
           2000...............................    0.10%     677,472   11.150661     7,554,261       0.06%        -11.16%
           1999...............................    0.10%     208,919   12.550748     2,622,090       0.05%         25.51% 4/1/99

        Gartmore GVIT Government Bond Fund - Class I
           2002...............................    0.10%     219,638   13.210181     2,901,458       4.39%         10.87%
           2001...............................    0.10%     701,232   11.914756     8,355,008       5.64%          7.15%
           2000...............................    0.10%     418,843   11.120055     4,657,557       6.46%         12.43%
           1999...............................    0.10%     705,360    9.890955     6,976,684       4.09%         -1.09% 4/1/99

        Gartmore GVIT Money Market Fund - Class I
           2002...............................    0.10%   1,201,994   11.481201    13,800,335       1.67%          1.11%
           2001...............................    0.10%     650,549   11.355131     7,387,069       3.90%          3.50%
           2000...............................    0.10%     385,575   10.971228     4,230,231       6.02%          5.92%
           1999...............................    0.10%     197,969   10.357933     2,050,550       4.02%          3.58% 3/31/99

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                Contract                                         Investment
                                                 Expense                Unit        Contract       Income       Total
                                                  Rate*     Units    Fair Value  Owners' Equity    Ratio**    Return***
                                                --------  ---------  ----------  --------------  ----------  ----------
        Gartmore GVIT Money Market Fund - Class V
           2002...............................    0.10%    204,291   $10.020530    $2,047,104      0.29%         0.21% 10/21/02

        Janus AS - International Growth Portfolio - Service Shares
           2002...............................    0.10%     19,156     4.689573        89,833      0.65%       -25.83%
           2001...............................    0.10%     19,353     6.322889       122,367      0.69%       -23.51%
           2000...............................    0.10%     19,437     8.265856       160,663      5.07%       -17.34% 1/27/00

        MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund - Class I
           2002...............................    0.10%      6,306    11.964522        75,448      5.16%         7.10%
           2001...............................    0.10%      6,853    11.171361        76,557      3.64%         4.08%
           2000...............................    0.10%      8,206    10.733031        88,075      9.71%         5.55%
           1999...............................    0.10%      1,287    10.168791        13,087      6.57%         1.69% 4/1/99

        Neuberger Berman AMT - Guardian Portfolio
           2002...............................    0.10%     87,360     8.005967       699,401      0.68%       -26.52%
           2001...............................    0.10%     85,302    10.895640       929,420      0.33%        -1.61%
           2000...............................    0.10%     42,555    11.073505       471,233      0.76%         1.03%
           1999...............................    0.10%     26,597    10.960631       291,520      0.70%         9.61% 4/1/99

        Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2002...............................    0.10%    299,938     7.293537     2,187,609      0.63%       -27.86%
           2001...............................    0.10%    316,324    10.110661     3,198,245      1.18%       -31.34%
           2000...............................    0.10%    129,500    14.724854     1,906,869      0.00%       -11.33%
           1999...............................    0.10%     44,061    16.605768       731,667      0.00%        63.57% 8/9/99

        Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2002...............................    0.10%    276,368     8.415727     2,325,838      0.60%       -26.93%
           2001...............................    0.10%    228,318    11.517595     2,629,674      0.62%       -12.66%
           2000...............................    0.10%    146,936    13.187632     1,937,738      0.09%        -0.33%
           1999...............................    0.10%     68,065    13.231306       900,589      0.01%        32.31% 4/1/99

     The BEST of AMERICA(R) America's FUTURE Life Series(SM)
      Reduced Fee Tier - (0.20%)

        Dreyfus Stock Index Fund

           2002...............................    0.20%    495,647     7.215457     3,576,320      1.31%       -22.52%

     The BEST of AMERICA(R) America's FUTURE Life Series(SM)
      Reduced Fee Tier - (0.25%)

        Alliance VPS Growth & Income Portfolio - Class A
           2002...............................    0.25%        189    10.015954         1,893      0.00%         0.16% 9/3/02

        American Century VP Balanced Fund - Class I
           2002...............................    0.25%     19,978     8.826373       176,333      4.06%        -9.78%

        American Century VP Capital Appreciation Fund - Class I
           2002...............................    0.25%     25,544     9.083587       232,031      0.00%       -21.40%

                                                   Contract                                         Investment
                                                    Expense                Unit        Contract       Income        Total
                                                     Rate*     Units    Fair Value  Owners' Equity    Ratio**     Return***
                                                   --------  ---------  ----------  --------------  ----------  -----------
        American Century VP Income & Growth Fund - Class I
           2002.................................     0.25%     164,402  $ 8.414316   $ 1,383,330      0.92%       -19.57%

        American Century VP International Fund - Class I
           2002.................................     0.25%     448,747    7.449257     3,342,832      0.85%       -20.57%
           2001.................................     0.25%      99,643    9.378457       934,498      0.08%       -29.35%

        American Century VP Value Fund - Class I
           2002.................................     0.25%     543,488   10.728386     5,830,749      0.89%       -12.84%
           2001.................................     0.25%      61,779   12.308603       760,413      2.06%        12.54%

        Comstock GVIT Value Fund - Class I
           2002.................................     0.25%         795    7.303175         5,806      1.49%       -25.33%

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2002.................................     0.25%      28,304    5.594896       158,358      0.00%       -34.32%

        Credit Suisse Trust - International Focus Portfolio
           2002.................................     0.25%       6,627    6.240010        41,353      0.00%       -20.10%

        Credit Suisse Trust - Large Cap Value Portfolio
           2002.................................     0.25%      20,320    8.850153       179,835      1.58%       -23.29%

        Credit Suisse Trust - Small Cap Growth Portfolio
           2002.................................     0.25%      60,738    5.959804       361,987      0.00%       -33.86%

        Dreyfus GVIT Mid Cap Index Fund - Class I
           2002.................................     0.25%      28,162   11.334653       319,206      0.40%       -15.51%

        Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
           2002.................................     0.25%      31,863    7.032114       224,064      0.20%       -29.12%

        Dreyfus Stock Index Fund
           2002.................................     0.25%   1,232,421    8.154376    10,049,624      1.31%       -22.56%

        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2002.................................     0.25%     439,969    9.138785     4,020,782      0.68%       -16.92%
           2001.................................     0.25%      81,810   11.000259       899,931      1.41%        -9.54%

        Dreyfus VIF- Growth and Income Portfolio - Initial Shares
           2002.................................     0.25%      33,735    7.144829       241,031      0.79%       -25.51%

        Federated GVIT High Income Bond Fund - Class I
           2002.................................     0.25%      32,758   10.140967       332,198      6.71%         2.97%

        Federated Quality Bond Fund II - Primary Shares
           2002.................................     0.25%      80,161   12.752372     1,022,243      3.08%         9.03%

        Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
           2002.................................     0.25%      12,039    7.947917        95,685      1.59%       -17.15%

        Fidelity(R) VIP - Equity-Income Portfolio: Service Class
           2002.................................     0.25%     128,998    8.900967     1,148,207      1.64%       -17.20%

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS,Continued

                                                   Contract                                         Investment
                                                    Expense                Unit        Contract       Income      Total
                                                     Rate*     Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                   --------  ---------  ----------  --------------  ----------  ---------
        Fidelity(R) VIP - Growth Portfolio: Initial Class
           2002.................................     0.25%     657,216  $ 5.973595    $ 3,925,942      0.27%     -30.28%

        Fidelity(R) VIP - Growth Portfolio: Service Class
           2002.................................     0.25%     105,881    8.372313        886,469      0.13%     -30.37%

        Fidelity(R) VIP - High Income Portfolio: Initial Class
           2002.................................     0.25%     157,634    9.096470      1,433,913     11.84%       3.19%
           2001.................................     0.25%      17,011    8.815683        149,964      0.00%     -11.84% 1/2/01

        Fidelity(R) VIP - High Income Portfolio: Service Class
           2002.................................     0.25%     202,059    6.812756      1,376,579      8.16%       3.36%

        Fidelity(R) VIP - Overseas Portfolio: Initial Class
           2002.................................     0.25%      61,653    6.281639        387,282      1.22%     -20.48%

        Fidelity(R) VIP - Overseas Portfolio: Service Class
           2002.................................     0.25%     180,948    6.806371      1,231,599      0.80%     -20.54%

        Fidelity(R) VIP II - Asset Manager: Growth Portfolio: Service Class
           2002.................................     0.25%     264,838    8.859897      2,346,437      6.02%      -8.96%

        Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
           2002.................................     0.25%      29,791    8.177385        243,612      1.05%      -9.58%

        Fidelity(R) VIP II - Contrafund Portfolio: Service Class
           2002.................................     0.25%     197,400   10.329955      2,039,133      0.78%      -9.65%

        Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class
           2002.................................     0.25%     123,821    6.904305        854,898      1.09%     -22.04%

        Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
           2002.................................     0.25%      47,312    6.425970        304,025      0.59%     -22.11%

        Gartmore GVIT Global Technology and Communications Fund - Class I
           2002.................................     0.25%      75,752    1.961141        148,560      0.00%     -42.92%

        Gartmore GVIT Government Bond Fund - Class I
           2002.................................     0.25%   2,395,247   13.825336     33,115,095      4.39%      10.71%
           2001.................................     0.25%     109,436   12.488292      1,366,669      5.64%       6.99%

        Gartmore GVIT Growth Fund - Class I
           2002.................................     0.25%     118,799    4.352418        517,063      0.00%     -28.90%

        Gartmore GVIT Money Market Fund - Class I
           2002.................................     0.25%     194,096   11.921779      2,313,970      1.67%       0.96%

        Gartmore GVIT Money Market Fund - Class V
           2002.................................     0.25%   3,005,382   10.017601     30,106,718      0.29%       0.18% 10/21/02

        Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
           2002.................................     0.25%      44,591    6.782590        302,442      0.03%     -25.55%

                                                    Contract                                           Investment
                                                     Expense                Unit         Contract        Income       Total
                                                      Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                    --------   -------   ----------   --------------   ----------   ---------
        Gartmore GVIT Small Cap Growth Fund - Class I
           2002.................................      0.25%    198,097   $10.129586     $2,006,641        0.00%      -33.45%

        Gartmore GVIT Small Cap Value Fund - Class I
           2002.................................      0.25%    300,189    11.294975      3,390,627        0.01%      -27.34%
           2001.................................      0.25%     65,785    15.545961      1,022,691        0.04%       27.96%

        Gartmore GVIT Small Company Fund - Class I
           2002.................................      0.25%    357,379    10.857469      3,880,231        0.00%      -17.54%
           2001.................................      0.25%     31,468    13.166162        414,313        0.15%       -6.94%

        Gartmore GVIT Total Return Fund - Class I
           2002.................................      0.25%     89,572     7.669285        686,953        0.75%      -17.56%

        Gartmore GVIT Worldwide Leaders Fund - Class I
           2002.................................      0.25%      3,114     6.713015         20,904        1.98%      -25.58%

        J.P.Morgan GVIT Balanced Fund - Class I
           2002.................................      0.25%     86,784     8.421910        730,887        1.80%      -12.53%

        Janus AS - Balanced Portfolio - Service Shares
           2002.................................      0.25%     40,005    10.038914        401,607        2.14%        0.39% 9/3/02

        Janus AS - Capital Appreciation Portfolio - Service Shares
           2002.................................      0.25%    240,176     5.373376      1,290,556        0.32%      -16.14%

        Janus AS - Global Technology Portfolio - Service Shares
           2002.................................      0.25%    197,466     2.419456        477,760        0.00%      -41.08%

        Janus AS - International Growth Portfolio - Service Shares
           2002.................................      0.25%     42,104     4.668998        196,583        0.65%      -25.94%

        MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund - Class I
           2002.................................      0.25%     30,699    11.867197        364,311        5.16%        6.94%

        Neuberger Berman AMT - Growth Portfolio
           2002.................................      0.25%     40,557     5.228846        212,066        0.00%      -31.34%

        Neuberger Berman AMT - Guardian Portfolio
           2002.................................      0.25%     18,457     7.793221        143,839        0.68%      -26.63%

        Neuberger Berman AMT - Limited Maturity Bond Portfolio
           2002.................................      0.25%     21,357    11.350244        242,407        9.00%        5.08%

        Neuberger Berman AMT - Mid-Cap Growth Portfolio
           2002.................................      0.25%     65,076     8.489245        552,446        0.00%      -29.52%

        Neuberger Berman AMT - Partners Portfolio
           2002.................................      0.25%    316,104     7.375034      2,331,278        0.67%      -24.33%
           2001.................................      0.25%     62,408     9.746550        608,263        0.66%       -3.07%

        Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2002.................................      0.25%    149,104     7.764240      1,157,679        0.63%      -27.97%

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                  Contract                                           Investment
                                                  Expense                Unit          Contract        Income       Total
                                                   Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                  --------   -------   ----------   --------------   ----------   ---------
        Oppenheimer Bond Fund/VA - Initial Class
           2002................................     0.25%     70,841   $11.605998     $  822,181        6.25%        8.81%

        Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2002................................     0.25%    310,569     9.546535      2,964,858        0.60%      -27.04%
           2001................................     0.25%     49,259    13.084853        644,547        0.62%      -12.80%

        Oppenheimer Global Securities Fund/VA - Initial Class
           2002................................     0.25%     26,889     6.530337        175,594        0.59%      -22.33%

        Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
           2002................................     0.25%     17,824     7.175431        127,895        0.69%      -19.00%

        Oppenheimer Multiple Strategies Fund/VA - Initial Class
           2002................................     0.25%     29,567     9.179615        271,414        3.42%      -10.63%

        PIMCO VIT Low Duration Portfolio - Administrative Shares
           2002................................     0.25%    241,735    10.187617      2,462,704        0.17%        1.88% 9/3/02

        Royce Capital Fund - Micro Cap
           2002................................     0.25%     31,864    10.109520        322,130        0.00%        1.10% 9/3/02

        Strong GVIT Mid Cap Growth Fund - Class I
           2002................................     0.25%     46,799     7.156130        334,900        0.00%      -37.17%

        Strong Opportunity Fund II, Inc.
           2002................................     0.25%    449,933     6.914071      3,110,869        0.33%      -27.00%
           2001................................     0.25%     98,866     9.471507        936,410        0.66%       -3.94%

        Strong VIF - Strong Discovery Fund II
           2002................................     0.25%      3,644     9.612684         35,029        0.00%      -12.24%

        Strong VIF - Strong International Stock Fund II
           2002................................     0.25%        779     5.427838          4,228        3.98%      -26.73%

        T.Rowe Price Equity Income Portfolio - II
           2002................................     0.25%     15,768    10.121829        159,601        0.00%        1.22% 9/3/02

        T.Rowe Price Mid Cap Growth Portfolio - II
           2002................................     0.25%    146,130    10.248778      1,497,654        0.00%        2.49% 9/3/02

        Van Eck WIT - Worldwide Bond Fund
           2002................................     0.25%      1,525    11.367774         17,336        0.00%       21.35%

        Van Eck WIT - Worldwide Emerging Markets Fund
           2002................................     0.25%     18,192     6.956422        126,551        0.21%       -3.14%

        Van Eck WIT - Worldwide Hard Assets Fund
           2002................................     0.25%     21,336     7.953846        169,703        0.71%       -3.08%

        Van Kampen UIF - Emerging Markets Debt Portfolio
           2002................................     0.25%      7,970    11.618658         92,601       11.04%        8.95%

                                                     Contract                                         Investment
                                                     Expense                 Unit        Contract       Income      Total
                                                      Rate*      Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                     --------  ---------  ----------  --------------  ----------  ---------
        Van Kampen UIF - Mid Cap Growth Portfolio
           2002....................................    0.25%       6,784  $ 4.200344   $    28,495      0.00%      -31.33%

        Van Kampen UIF - U.S. Real Estate Portfolio
           2002....................................    0.25%      77,541   11.302528       876,409      3.37%       -1.03%

     The BEST of AMERICA(R) America's FUTURE Life Series(SM)
        Reduced Fee Tier - (0.40%)

        American Century VP Balanced Fund - Class I
           2002....................................    0.40%       5,935    8.799999        52,228      4.06%       -9.92%
           2001....................................    0.40%      60,611    9.768970       592,107      4.81%       -2.31% 1/2/01

        American Century VP Capital Appreciation Fund - Class I
           2002....................................    0.40%      16,516    8.625662       142,461      0.00%      -21.52%
           2001....................................    0.40%      71,775   10.990234       788,824      0.00%      -22.88% 1/2/01

        American Century VP Income & Growth Fund - Class I
           2002....................................    0.40%     345,427    8.355578     2,886,242      0.92%      -19.69%
           2001....................................    0.40%     441,129   10.404509     4,589,731      0.80%       -8.72%
           2000....................................    0.40%     379,953   11.398555     4,330,915      0.52%      -10.97%
           1999....................................    0.40%     233,365   12.803106     2,987,797      0.01%       17.55%
           1998....................................    0.40%      42,170   10.891732       459,304      0.96%        8.92% 5/1/98

        American Century VP International Fund - Class I
           2002....................................    0.40%     870,283    7.397247     6,437,698      0.85%      -20.69%
           2001....................................    0.40%   2,019,244    9.326990    18,833,469      0.08%      -29.46%
           2000....................................    0.40%     624,317   13.221985     8,254,710      0.08%      -17.16%
           1999....................................    0.40%     181,283   15.960157     2,893,305      0.00%       63.39%
           1998....................................    0.40%      31,340    9.768200       306,135      0.00%       -2.32% 5/1/98

        American Century VP Value Fund - Class I
           2002....................................    0.40%     244,223   10.653510     2,601,832      0.89%      -12.97%
           2001....................................    0.40%     540,885   12.241061     6,621,006      2.06%       12.37%
           2000....................................    0.40%     101,219   10.893612     1,102,641      0.08%       17.67%
           1999....................................    0.40%      34,114    9.257533       315,811      0.71%       -1.25%
           1998....................................    0.40%      10,252    9.374321        96,106      0.00%       -6.26% 5/1/98

        Calvert Social Equity Portfolio
           2002....................................    0.40%     292,051   10.280692     3,002,486      0.00%        2.81% 9/3/02

        Comstock GVIT Value Fund - Class I
           2002....................................    0.40%       4,068    7.252185        29,502      1.49%      -25.44%
           2001....................................    0.40%      34,435    9.726929       334,947     13.29%      -12.51%
           2000....................................    0.40%      22,688   11.117142       252,226      1.45%      -10.98%
           1999....................................    0.40%       4,316   12.487973        53,898      1.38%       18.02%

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2002....................................    0.40%      25,444    5.555805       141,362      0.00%      -34.42%
           2001....................................    0.40%      60,385    8.471776       511,568      0.00%      -28.92%
           2000....................................    0.40%      91,578   11.918959     1,091,514      0.00%      -19.26%
           1999....................................    0.40%      44,018   14.762349       649,809      0.00%       62.85%
           1998....................................    0.40%      24,245    9.065227       219,786      0.00%       -9.35% 5/1/98

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                         Contract                                             Investment
                                         Expense                   Unit         Contract        Income      Total
                                           Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                         --------   ---------   ----------   --------------   ----------   ---------
        Credit Suisse Trust - International Focus Portfolio
           2002.......................     0.40%        6,909   $ 6.196425    $    42,811        0.00%     -20.22%
           2001.......................     0.40%       23,360     7.767318        181,445        0.00%     -22.59%
           2000.......................     0.40%       30,020    10.033586        301,208        0.44%     -26.19%
           1999.......................     0.40%       31,892    13.593893        433,536        1.08%      52.82%
           1998.......................     0.40%       25,320     8.895388        225,231        0.90%     -11.05% 5/1/98

        Credit Suisse Trust - Large Cap Value Portfolio
           2002.......................     0.40%        5,870     8.788383         51,588        1.58%     -23.40%
           2001.......................     0.40%        9,126    11.473418        104,706        0.00%       0.54%
           2000.......................     0.40%       24,581    11.411760        280,512        0.77%       8.48%
           1999.......................     0.40%       36,533    10.519954        384,325        0.77%       5.82%
           1998.......................     0.40%       46,093     9.941469        458,232        1.30%      -0.59% 5/1/98

        Credit Suisse Trust - Small Cap Growth Portfolio
           2002.......................     0.40%       19,423     5.941951        115,411        0.00%     -33.96%
           2001.......................     0.40%      623,977     8.996921      5,613,872        0.00%     -10.03% 1/2/01

        Dreyfus GVIT Mid Cap Index Fund - Class I
           2002.......................     0.40%       31,370    11.255500        353,085        0.40%     -15.64%
           2001.......................     0.40%       93,948    13.342471      1,253,498        0.80%      -1.70%
           2000.......................     0.40%       86,361    13.573326      1,172,206        0.79%      14.75%
           1999.......................     0.40%       49,740    11.828670        588,358        0.11%      20.44%
           1998.......................     0.40%          259     9.821278          2,544        0.29%      -1.79% 5/1/98

        Dreyfus IP - European Equity Portfolio
           2001.......................     0.40%          368     9.025727          3,321        0.96%     -28.42%
           2000.......................     0.40%           66    12.608842            832        0.00%      -1.05%
           1999.......................     0.40%       22,815    12.917253        294,707        0.41%      11.01%

        Dreyfus Socially Responsible Growth Fund, Inc.- Initial Shares
           2002.......................     0.40%        9,331     6.983004         65,158        0.20%     -29.23%
           2001.......................     0.40%       49,368     9.867078        487,118        0.08%     -22.89%
           2000.......................     0.40%       23,442    12.795380        299,949        1.21%     -11.39%
           1999.......................     0.40%        7,538    14.439525        108,845        0.02%      29.56%
           1998.......................     0.40%          742    11.144998          8,270        0.31%      11.45% 5/1/98

        Dreyfus Stock Index Fund
           2002.......................     0.40%    1,276,399     8.097446     10,335,572        1.31%     -22.67%
           2001.......................     0.40%    4,387,066    10.471621     45,939,692        1.15%     -12.53%
           2000.......................     0.40%    3,579,449    11.972080     42,853,450        1.01%      -9.64%
           1999.......................     0.40%    2,198,099    13.249543     29,123,807        1.36%      20.12%
           1998.......................     0.40%      547,841    11.030001      6,042,687        0.54%      10.30% 5/1/98

        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2002.......................     0.40%      171,507     9.074997      1,556,426        0.68%     -17.05%
           2001.......................     0.40%    1,262,700    10.939900     13,813,812        1.41%      -9.67%
           2000.......................     0.40%      259,664    12.111451      3,144,908        0.89%      -2.39%
           1999.......................     0.40%      119,919    12.239522      1,467,751        0.90%      11.01%
           1998.......................     0.40%       27,277    11.025485        300,742        0.95%      10.25% 5/1/98

                                         Contract                                             Investment
                                         Expense                   Unit         Contract        Income      Total
                                          Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                         --------   ---------   ----------   --------------   ----------   ---------
        Dreyfus VIF- Growth and Income Portfolio - Initial Shares
           2002.......................     0.40%        6,877   $ 7.123450    $    48,988        0.79%       -25.63%
           2001.......................     0.40%       67,090     9.577914        642,582        1.11%        -4.22% 1/2/01

        Federated GVIT High Income Bond Fund - Class I
           2002.......................     0.40%       61,831    10.070195        622,650        6.71%         2.81%
           2001.......................     0.40%      202,186     9.794650      1,980,341       12.12%         3.80%
           2000.......................     0.40%      150,482     9.436226      1,419,982       17.24%        -8.64%
           1999.......................     0.40%       16,667    10.328712        172,149       13.72%         2.78%
           1998.......................     0.40%       14,446    10.049520        145,175        2.46%         0.50% 5/1/98

        Federated Quality Bond Fund II - Primary Shares
           2002.......................     0.40%       67,406    12.682507        854,877        3.08%         8.87%
           2001.......................     0.40%       87,721    11.649181     1,021,878         1.06%         7.58%
           2000.......................     0.40%       23,465    10.828312        254,086        0.15%        10.01%

        Fidelity(R)VIP - Equity-Income Portfolio:Initial Class
           2002.......................     0.40%          580     7.924138          4,596        1.59%       -17.28%
           2001.......................     0.40%       50,510     9.579298        483,850        0.00%        -4.21% 1/2/01

        Fidelity(R)VIP - Equity-Income Portfolio:Service Class
           2002.......................     0.40%      283,577     8.838834      2,506,490        1.64%       -17.33%
           2001.......................     0.40%      348,625    10.691577      3,727,351        1.83%        -5.47%
           2000.......................     0.40%      224,240    11.310203      2,536,200        0.52%         7.87%
           1999.......................     0.40%      162,451    10.484615      1,703,236        0.02%         5.83%
           1998.......................     0.40%          924     9.906965          9,154        0.00%        -0.93% 5/1/98

        Fidelity(R) VIP - Growth Portfolio:Initial Class
           2002.......................     0.40%       13,636     5.955709         81,212        0.27%       -30.38%
           2001.......................     0.40%      782,177     8.555147      6,691,639        0.00%       -14.45% 1/2/01

        Fidelity(R) VIP - Growth Portfolio:Service Class
           2002.......................     0.40%      810,618     8.313850      6,739,356        0.13%       -30.48%
           2001.......................     0.40%      776,074    11.958538      9,280,710        0.00%       -18.06%
           2000.......................     0.40%    1,119,466    14.593603     16,337,042        0.06%       -11.42%
           1999.......................     0.40%      444,364    16.475102      7,320,942        0.05%        36.74%
           1998.......................     0.40%      130,876    12.048634      1,576,877        0.00%        20.49% 5/1/98

        Fidelity(R)VIP - High Income Portfolio:Initial Class
           2002.......................     0.40%        9,669     9.069304         87,691       11.84%         3.03%
           2001.......................     0.40%      231,589     8.802536      2,038,571        0.00%       -11.97% 1/2/01

        Fidelity(R)VIP - High Income Portfolio:Service Class
           2002.......................     0.40%      199,930     6.765203      1,352,567        8.16%         3.20%
           2001.......................     0.40%      165,596     6.555148      1,085,506       31.36%       -12.25%
           2000.......................     0.40%      266,741     7.470194      1,992,607        7.76%       -22.92%
           1999.......................     0.40%      137,733     9.691447      1,334,832        8.40%         7.64%
           1998.......................     0.40%      106,365     9.003329        957,639        0.00%        -9.97% 5/1/98

        Fidelity(R) VIP - Overseas Portfolio:Initial Class
           2001.......................     0.40%      329,072     7.887510      2,595,559        0.00%       -21.12% 1/2/01

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                    Contract                                         Investment
                                                     Expense                 Unit        Contract      Income      Total
                                                      Rate*     Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                    --------  ---------  ----------  --------------  ----------  ---------
        Fidelity(R) VIP - Overseas Portfolio: Service Class
           2002...................................    0.40%     273,526  $ 6.758846    $ 1,848,720      0.80%     -20.66%
           2001...................................    0.40%     396,195    8.518959      3,375,169      4.88%     -21.59%
           2000...................................    0.40%     314,294   10.864367      3,414,605      0.89%     -19.47%
           1999...................................    0.40%     118,048   13.491426      1,592,636      0.95%      41.89%
           1998...................................    0.40%      70,301    9.508092        668,428      0.00%      -4.92% 5/1/98

        Fidelity(R) VIP II - Asset Manager: Growth Portfolio:Service Class
           2002...................................    0.40%      25,075    8.833425        221,498      6.02%      -9.09%
           2001...................................    0.40%     930,387    9.716913      9,040,490      0.00%      -2.83% 1/2/01

        Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
           2002...................................    0.40%       6,139    8.152920         50,051      1.05%      -9.71%
           2001...................................    0.40%     141,885    9.029797      1,281,193      0.00%      -9.70% 1/2/01

        Fidelity(R) VIP II - Contrafund Portfolio: Service Class
           2002...................................    0.40%     345,102   10.257824      3,539,996      0.78%      -9.79%
           2001...................................    0.40%     486,210   11.370566      5,528,483      0.64%     -12.71%
           2000...................................    0.40%     437,066   13.026647      5,693,504      0.30%      -7.09%
           1999...................................    0.40%     240,062   14.020034      3,365,677      0.29%      23.65%
           1998...................................    0.40%     112,018   11.338370      1,270,102      0.00%      13.38% 5/1/98

        Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class
           2001...................................    0.40%     103,589    8.842970        916,034      0.00%     -11.57% 1/2/01

        Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
           2002...................................    0.40%     128,782    6.381088        821,769      0.59%     -22.23%
           2001...................................    0.40%     248,120    8.204875      2,035,794      0.35%     -14.78%
           2000...................................    0.40%     231,706    9.628054      2,230,878      1.33%     -17.51%
           1999...................................    0.40%     212,333   11.671298      2,478,202      0.27%       3.77%
           1998...................................    0.40%      34,950   11.247664        393,106      0.00%      12.48% 5/1/98

        Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
           2002...................................    0.40%       3,768    7.489405         28,220      0.00%     -25.11% 5/1/02

        Gartmore GVIT Global Technology and Communications Fund - Class I
           2002...................................    0.40%      30,525    1.954523         59,662      0.00%     -43.01%

        Gartmore GVIT Government Bond Fund - Class I
           2002...................................    0.40%   2,956,051   13.728864     40,583,222      4.39%      10.54%
           2001...................................    0.40%   4,296,504   12.419760     53,361,549      5.64%       6.82%
           2000...................................    0.40%     921,266   11.626380     10,710,989      6.46%      12.09%
           1999...................................    0.40%     755,102   10.372218      7,832,083      4.09%      -2.74%
           1998...................................    0.40%      47,339   10.664112        504,828      3.02%       6.64% 5/1/98

                                                    Contract                                         Investment
                                                    Expense                 Unit        Contract       Income      Total
                                                     Rate*      Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                    --------  ---------  ----------  --------------  ----------  ---------
        Gartmore GVIT Growth Fund - Class I
           2002...................................    0.40%      49,711  $ 4.322008   $   214,851       0.00%     -29.01%
           2001...................................    0.40%     388,409    6.087822     2,364,565       0.00%     -28.42%
           2000...................................    0.40%     252,079    8.505270     2,144,000       0.20%     -26.82%
           1999...................................    0.40%     181,521   11.623180     2,109,851       0.88%       3.86%
           1998...................................    0.40%      42,152   11.191056       471,725       0.37%      11.91% 5/1/98

        Gartmore GVIT Money Market Fund - Class I
           2002...................................    0.40%   2,605,904   11.838269    30,849,393       1.67%       0.81%
           2001...................................    0.40%   7,088,786   11.743544    83,247,470       3.90%       3.19%
           2000...................................    0.40%   5,519,307   11.380873    62,814,532       6.02%       5.60%
           1999...................................    0.40%   1,550,267   10.776865    16,707,018       4.02%       4.43%
           1998...................................    0.40%     695,771   10.319833     7,180,241       3.25%       3.20% 4/30/98

        Gartmore GVIT Money Market Fund - Class V
           2002...................................    0.40%   2,205,085   10.014669    22,083,196       0.29%       0.15% 10/21/02

        Gartmore GVIT Nationwide(R)Strategic Value Fund - Class I
           2002...................................    0.40%      16,892    6.735208       113,771       0.03%     -25.66%
           2001...................................    0.40%      87,806    9.059635       795,490       0.78%      -3.64%
           2000...................................    0.40%          29    9.402302           273       0.26%       7.18%
           1999...................................    0.40%      79,877    8.772237       700,700       0.51%      -3.46%
           1998...................................    0.40%      31,219    9.086371       283,667       0.49%      -9.14% 5/1/98

        Gartmore GVIT Small Cap Growth Fund - Class I
           2002...................................    0.40%      21,186   10.074004       213,428       0.00%     -33.55%
           2001...................................    0.40%      15,332   15.161271       232,453       0.00%     -11.20%
           2000...................................    0.40%      37,119   17.072794       633,725       0.00%     -16.50%
           1999...................................    0.40%      29,320   20.447188       599,512       0.00%     104.47% 5/3/99

        Gartmore GVIT Small Cap Value Fund - Class I
           2002...................................    0.40%     145,946   11.216089     1,636,943       0.01%     -27.45%
           2001...................................    0.40%     436,136   15.460620     6,742,933       0.04%      27.76%
           2000...................................    0.40%     203,318   12.101060     2,460,363       0.00%      10.76%
           1999...................................    0.40%      16,261   10.925665       177,662       0.00%      27.33%
           1998...................................    0.40%      68,511    8.580808       587,880       0.00%     -14.19% 5/1/98

        Gartmore GVIT Small Company Fund - Class I
           2002...................................    0.40%     319,526   10.781666     3,445,023       0.00%     -17.66%
           2001...................................    0.40%     713,457   13.093906     9,341,939       0.15%      -7.08%
           2000...................................    0.40%     415,566   14.091380     5,855,898       0.03%       8.47%
           1999...................................    0.40%     202,708   12.991606     2,633,502       0.00%      43.45%
           1998...................................    0.40%      50,558    9.056852       457,896       0.00%      -9.43% 5/1/98

        Gartmore GVIT Total Return Fund - Class I
           2002...................................    0.40%     633,169    7.615719     4,822,037       0.75%     -17.68%
           2001...................................    0.40%     205,773    9.251754     1,903,761       0.49%     -12.17%
           2000...................................    0.40%      18,361   10.534111       193,417       0.90%      -2.51%
           1999...................................    0.40%      13,172   10.805244       142,327       0.21%       6.52%
           1998...................................    0.40%      10,192   10.144232       103,390       0.51%       1.44% 5/1/98

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                     Contract                                           Investment
                                                     Expense                 Unit         Contract        Income      Total
                                                      Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                     --------   -------   ----------   --------------   ----------   ---------
        Gartmore GVIT Worldwide Leaders Fund - Class I
           2002...................................     0.40%      1,945   $ 6.666122     $   12,966        1.98%     -25.69%
           2001...................................     0.40%    132,145     8.970354      1,185,387        1.71%     -19.14%
           2000...................................     0.40%     92,654    11.093053      1,027,816        0.65%     -12.67%
           1999...................................     0.40%     87,461    12.702408      1,110,965        0.14%      22.43%
           1998...................................     0.40%        239    10.374941          2,480        0.45%       3.75% 5/1/98

        J.P.Morgan GVIT Balanced Fund - Class I
           2002...................................     0.40%     68,208     8.363123        570,432        1.80%     -12.66%
           2001...................................     0.40%    270,829     9.575644      2,593,362        2.65%      -4.06%
           2000...................................     0.40%    133,237     9.980967      1,329,834        2.82%      -0.75%
           1999...................................     0.40%     74,582    10.056111        750,005        5.55%       0.47%
           1998...................................     0.40%      8,085    10.009481         80,927        1.43%       0.09% 5/1/98

        Janus AS - Balanced Portfolio - Service Shares
           2002...................................     0.40%     19,826    10.033996        198,934        2.14%       0.34% 9/3/02

        Janus AS - Capital Appreciation Portfolio - Service Shares
           2002...................................     0.40%     97,497     5.349794        521,589        0.32%     -16.26%
           2001...................................     0.40%    419,473     6.388873      2,679,960        0.54%     -22.14%

        Janus AS - Global Technology Portfolio - Service Shares
           2002...................................     0.40%    109,443     2.408830        263,630        0.00%     -41.17%
           2001...................................     0.40%    147,511     4.094407        603,970        0.76%     -37.57%
           2000...................................     0.40%    186,433     6.558143      1,222,654        1.21%     -34.42% 1/27/00

        Janus AS - International Growth Portfolio - Service Shares
           2002...................................     0.40%    160,475     4.648509        745,969        0.65%     -26.05%
           2001...................................     0.40%    173,301     6.286392      1,089,438        0.69%     -23.74%
           2000...................................     0.40%     34,488     8.243024        284,285        5.07%     -17.57% 1/27/00

        MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund - Class I
           2002...................................     0.40%    150,457    11.784392      1,773,044        5.16%       6.78%
           2001...................................     0.40%    125,046    11.036224      1,380,036        3.64%       3.77%
           2000...................................     0.40%    305,925    10.635225      3,253,581        9.71%       5.23%
           1999...................................     0.40%     41,704    10.106222        421,470        6.57%       1.15%
           1998...................................     0.40%     32,607     9.991296        325,786        2.33%      -0.09% 5/1/98

        Neuberger Berman AMT - Growth Portfolio
           2002...................................     0.40%      5,625     5.213178         29,324        0.00%     -31.44%
           2001...................................     0.40%    124,202     7.603675        944,392        0.00%     -23.96% 1/2/01

        Neuberger Berman AMT - Guardian Portfolio
           2002...................................     0.40%     91,943     7.738827        711,531        0.68%     -26.74%
           2001...................................     0.40%    135,015    10.563782      1,426,269        0.33%      -1.90%
           2000...................................     0.40%     70,872    10.768698        763,199        0.76%       0.73%
           1999...................................     0.40%     49,845    10.690765        532,881        0.70%      14.47%
           1998...................................     0.40%    128,350     9.338993      1,198,660        0.00%      -9.85% 5/1/98

                                                     Contract                                           Investment
                                                     Expense                 Unit         Contract        Income      Total
                                                      Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                     --------   -------   ----------   --------------   ----------   ---------
        Neuberger Berman AMT - Limited Maturity Bond Portfolio
           2002...................................     0.40%     13,152   $11.316350     $  148,833        9.00%       4.92%
           2001...................................     0.40%    599,545    10.785897      6,466,631        7.59%       7.86% 1/2/01

        Neuberger Berman AMT - Mid-Cap Growth Portfolio
           2002...................................     0.40%     66,544     8.429938        560,962        0.00%     -29.62%
           2001...................................     0.40%     80,698    11.978031        966,603        0.00%     -24.95%
           2000...................................     0.40%    110,315    15.959556      1,760,578        0.00%      -7.83%
           1999...................................     0.40%     43,280    17.314889        749,388        0.00%      53.28%
           1998...................................     0.40%     95,708    11.296584      1,081,173        0.00%      12.97% 5/1/98

        Neuberger Berman AMT - Partners Portfolio
           2002...................................     0.40%     62,770     7.323519        459,697        0.67%     -24.45%
           2001...................................     0.40%    620,024     9.693032      6,009,912        0.66%      -3.22%
           2000...................................     0.40%    200,302    10.015242      2,006,073        0.46%       0.30%
           1999...................................     0.40%    104,066     9.985118      1,039,111        0.67%       6.94%
           1998...................................     0.40%     25,973     9.337008        242,510        0.00%      -6.63% 5/1/98

        Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2002...................................     0.40%    347,561     7.709999      2,679,695        0.63%     -28.08%
           2001...................................     0.40%    466,261    10.720152      4,998,389        1.18%     -31.54%
           2000...................................     0.40%    315,802    15.659821      4,945,403        0.00%     -11.59%
           1999...................................     0.40%    178,401    17.712996      3,160,016        0.00%      82.87%
           1998...................................     0.40%     53,218     9.685930        515,466        0.00%      -3.14% 5/1/98

        Oppenheimer Bond Fund/VA - Initial Class
           2002...................................     0.40%     28,931    11.571334        334,770        6.25%       8.64%
           2001...................................     0.40%    193,237    10.650688      2,058,107        2.20%       6.51% 1/2/01

        Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2002...................................     0.40%    385,650     9.479881      3,655,916        0.60%     -27.15%
           2001...................................     0.40%    660,576    13.013036      8,596,099        0.62%     -12.93%
           2000...................................     0.40%    260,790    14.945030      3,897,514        0.09%      -0.63%
           1999...................................     0.40%    127,994    15.039330      1,924,944        0.01%      41.09%
           1998...................................     0.40%     11,744    10.659314        125,183        0.00%       6.59% 5/1/98

        Oppenheimer Global Securities Fund/VA - Initial Class
           2002...................................     0.40%     58,355     6.504237        379,555        0.59%     -22.45%
           2001...................................     0.40%    258,325     8.386697      2,166,494        2.73%     -12.39%

        Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
           2002...................................     0.40%     32,855     7.125335        234,103        0.69%     -19.12%
           2001...................................     0.40%     57,708     8.809927        508,403        0.52%     -10.52%
           2000...................................     0.40%     55,343     9.845729        544,892        0.30%      -9.14%
           1999...................................     0.40%     48,784    10.835877        528,617        1.08%      21.22%
           1998...................................     0.40%     30,977     8.938847        276,899        0.00%     -10.61% 5/1/98

        Oppenheimer Multiple Strategies Fund/VA - Initial Class
           2002...................................     0.40%     18,208     9.152173        166,643        3.42%     -10.76%
           2001...................................     0.40%     92,958    10.255584        953,339        6.64%       2.56% 1/2/01

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                             Contract                                           Investment
                                             Expense                 Unit         Contract        Income       Total
                                              Rate*      Units    Fair Value   Owners' Equity     Ratio**     Return***
                                             --------   -------   ----------   --------------   -----------   ---------
        PIMCO VIT Low Duration Portfolio - Administrative Shares
           2002...........................     0.40%     44,486   $10.182621    $  452,984        0.17%       1.83% 9/3/02

        Royce Capital Fund - Micro Cap
           2002...........................     0.40%     56,216    10.104573       568,039        0.00%       1.05% 9/3/02

        Strong GVIT Mid Cap Growth Fund - Class I
           2002...........................     0.40%     19,365     7.106122       137,610        0.00%     -37.27%
           2001...........................     0.40%     77,229    11.327538       874,814        0.00%     -30.59%
           2000...........................     0.40%     71,051    16.319202     1,159,496        0.00%     -15.72%
           1999...........................     0.40%     48,159    19.361969       932,453        0.00%      84.02%

        Strong Opportunity Fund II, Inc.
           2002...........................     0.40%    243,964     6.886442     1,680,044        0.33%     -27.11%
           2001...........................     0.40%    776,389     9.447854     7,335,210        0.66%      -4.09%
           2000...........................     0.40%     48,820     9.828296       479,817        0.00%      -1.49% 5/1/00

        Strong VIF - Strong Discovery Fund II
           2002...........................     0.40%      2,127    10.111953        21,508        0.00%     -12.37%
           2001...........................     0.40%      1,313    11.539004        15,151        0.00%       6.82% 1/2/01

        Strong VIF - Strong International Stock Fund II
           2001...........................     0.40%     38,838     7.139083       277,268        0.00%     -21.09% 1/2/01

        T.Rowe Price Equity Income Portfolio - II
           2002...........................     0.40%     19,349    10.116880       195,752        0.00%       1.17% 9/3/02

        Van Eck WIT - Worldwide Bond Fund
           2002...........................     0.40%        939    11.333817        10,642        0.00%      21.17%

        Van Eck WIT - Worldwide Emerging Markets Fund
           2002...........................     0.40%     21,479     6.907806       148,373        0.21%      -3.29%
           2001...........................     0.40%     56,168     7.142729       401,193        0.00%      -2.20%
           2000...........................     0.40%    124,869     7.303734       912,010        0.00%     -42.10%
           1999...........................     0.40%     38,228    12.613718       482,197        0.00%      99.48%
           1998...........................     0.40%     21,058     6.323175       133,153        0.00%     -36.77% 5/1/98

        Van Eck WIT - Worldwide Hard Assets Fund
           2002...........................     0.40%      4,697     7.898317        37,098        0.71%      -3.22%
           2001...........................     0.40%     18,257     8.161281       149,001        1.95%     -10.80%
           2000...........................     0.40%     56,278     9.149843       514,935        0.87%      10.96%
           1999...........................     0.40%     38,220     8.246159       315,168        0.67%      20.52%
           1998...........................     0.40%     12,094     6.842178        82,749        0.00%     -31.58% 5/1/98

        Van Kampen UIF - Emerging Markets Debt Portfolio
           2002...........................     0.40%     18,217    11.537562       210,180       11.04%       8.79%
           2001...........................     0.40%      6,255    10.605749        66,339        1.69%       9.66%
           2000...........................     0.40%     64,183     9.671636       620,755       18.74%      10.94%
           1999...........................     0.40%      7,107     8.717559        61,956       10.07%      28.86%
           1998...........................     0.40%     13,412     6.765184        90,735       23.74%     -32.35% 5/1/98

                                                     Contract                                           Investment
                                                     Expense                 Unit         Contract        Income      Total
                                                      Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                     --------   -------   ----------   --------------   ----------   ---------
        Van Kampen UIF - Mid Cap Growth Portfolio
           2002...................................     0.40%     96,523   $ 4.183540     $  403,808        0.00%     -31.43%
           2001...................................     0.40%     27,935     6.101338        170,441        0.00%     -29.60%

        Van Kampen UIF - U.S.Real Estate Portfolio
           2002...................................     0.40%    103,455    11.848822      1,225,820        3.37%      -1.18%
           2001...................................     0.40%    152,921    11.990690      1,833,628        5.91%       9.40%
           2000...................................     0.40%     39,041    10.960329        427,902        8.70%      15.00%
           1999...................................     0.40%     51,147     8.593033        439,508        3.24%      -3.76%
           1998...................................     0.40%      1,612     8.928571         14,393        0.00%     -15.97% 9/21/00
                                                                                         ----------

Contract Owners' Equity Total By Year

   2002..........................................................   $354,676,076
                                                                    ============
   2001..........................................................   $408,763,705
                                                                    ============
   2000..........................................................   $237,376,916
                                                                    ============
   1999..........................................................   $122,181,811
                                                                    ============
   1998..........................................................   $ 26,899,259
                                                                    ============

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets.The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account.The total return is calculated for the period indicated or from the effective date through the end of the period.

================================================================================

                          Independent Auditors' Report



The Board of Directors
Nationwide Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company (the Company), a wholly owned subsidiary of Nationwide Life Insurance Company, as of December 31, 2002 and 2001, and the related statements of income, stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.


/s/ KPMG LLP

Columbus, Ohio
January 30, 2003

                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                                 Balance Sheets

                    (in thousands, except per share amounts)


                                                                                                         December 31,
                                                                                                -------------------------------
                                                                                                     2002            2001
===============================================================================================================================
                                             ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities (cost $3,851,559 in 2002; $2,464,658 in 2001)                      $  4,046,115   $   2,501,627
    Equity securities (cost $5,819 in 2002)                                                             5,819               -
  Mortgage loans on real estate, net                                                                  928,164         663,458
  Real estate, net                                                                                        818           1,223
  Policy loans                                                                                            525             486
  Short-term investments, including amounts managed by a related party                                148,716          75,462
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                    5,130,157       3,242,256
-------------------------------------------------------------------------------------------------------------------------------

Cash                                                                                                      853           1,842
Accrued investment income                                                                              50,244          34,241
Deferred policy acquisition costs                                                                      48,762         129,924
Reinsurance receivable from a related party                                                           108,053         102,472
Other assets                                                                                          253,959         121,043
Assets held in separate accounts                                                                    1,978,051       2,312,919
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 $  7,570,079     $ 5,944,697
===============================================================================================================================

                              LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                                $  4,995,060     $ 3,271,309
Other liabilities                                                                                     193,367         103,305
Liabilities related to separate accounts                                                            1,978,051       2,312,919
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                    7,166,478       5,687,533
-------------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 9 and 13)

Shareholder's equity:
  Common stock, $40 par value.  Authorized, issued and outstanding 66 shares                            2,640           2,640
  Additional paid-in capital                                                                          247,960         152,960
  Retained earnings                                                                                    92,945          90,026
  Accumulated other comprehensive income                                                               60,056          11,538
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      403,601         257,164
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 $  7,570,079     $ 5,944,697
===============================================================================================================================

                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                              Statements of Income

                                 (in thousands)



                                                                                            Years ended December 31,
                                                                                  ---------------------------------------------
                                                                                      2002            2001           2000
===============================================================================================================================
Revenues:
  Policy charges                                                                    $ 52,586        $ 51,286       $ 55,992
  Life insurance premiums                                                                580           1,380          1,297
  Net investment income                                                               26,804          16,880         14,732
  Net realized (losses) gains on investments, hedging instruments and hedged
     items                                                                           (10,842)           (244)           842
  Other                                                                                  711             816            929
-------------------------------------------------------------------------------------------------------------------------------
                                                                                      69,839          70,118         73,792
-------------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
  Interest credited to policyholder account values                                     9,943           5,114         11,097
  Other benefits and claims                                                            9,543           4,549          5,581
  Amortization of deferred policy acquisition costs                                   31,726          11,257          9,893
  Other operating expenses                                                            15,356          22,730         29,982
-------------------------------------------------------------------------------------------------------------------------------
                                                                                      66,568          43,650         56,553
-------------------------------------------------------------------------------------------------------------------------------

    Income before federal income tax expense and cumulative effect of
     adoption of accounting principles                                                 3,271          26,468         17,239
Federal income tax expense                                                               352           8,175          4,712
-------------------------------------------------------------------------------------------------------------------------------
    Income before cumulative effect of adoption of accounting principles               2,919          18,293         12,527
Cumulative effect of adoption of accounting principles, net of tax                         -            (330)             -
-------------------------------------------------------------------------------------------------------------------------------
    Net income                                                                       $ 2,919        $ 17,963       $ 12,527
===============================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                       Statements of Shareholder's Equity

                  Years ended December 31, 2002, 2001 and 2000

                                 (in thousands)




                                                                                              Accumulated
                                                              Additional                         other              Total
                                                 Common        paid-in        Retained       comprehensive      shareholder's
                                                 stock         capital        earnings       (loss) income          equity
===============================================================================================================================

Balance as of December 31, 1999                  $ 2,640       $ 52,960       $  59,536          $ (1,868)      $   113,268

Comprehensive income:
  Net income                                           -              -          12,527                 -            12,527
  Net unrealized gains on securities
    available-for-sale arising during the year,
    net of tax                                         -              -               -             5,017             5,017
                                                                                                                ---------------
                                                                                                                ---------------
  Total comprehensive income                                                                                         17,544
                                                                                                                ---------------
                                                                                                                ---------------
  Capital contribution                                 -         25,000               -                 -            25,000
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2000                    2,640         77,960          72,063             3,149           155,812
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

Comprehensive income:
  Net income                                           -              -          17,963                 -            17,963
  Net unrealized gains on securities
    available-for-sale arising during the year,
    net of tax                                         -              -               -             8,015             8,015
  Cumulative effect of adoption of
     accounting principles, net of tax                 -              -               -               452               452
  Accumulated net losses on cash flow
     hedges, net of tax                                -              -               -               (78)              (78)
                                                                                                                ---------------
  Total comprehensive income                                                                                         26,352
                                                                                                                ---------------
  Capital contributions                                -         75,000               -                 -            75,000
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2001                    2,640        152,960          90,026            11,538           257,164
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

Comprehensive income:
  Net income                                           -              -           2,919                 -             2,919
  Net unrealized gains on securities
    available-for-sale arising during the year,
    net of tax                                         -              -               -            48,077            48,077
  Accumulated net gains on cash flow
     hedges, net of tax                                -              -               -               441               441
                                                                                                                ---------------
  Total comprehensive income                                                                                         51,437
                                                                                                                ---------------
  Capital contributions                                -         95,000               -                 -            95,000
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                  $ 2,640      $ 247,960       $  92,945          $ 60,056       $   403,601
===============================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                            Statements of Cash Flows

                                 (in thousands)

                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                    2002           2001            2000
==============================================================================================================================
Cash flows from operating activities:
  Net income                                                                     $     2,919   $     17,963     $    12,527
  Adjustments to reconcile net income to net cash used in operating activities:
      Interest credited to policyholder account values                                 9,943          5,114          11,097
      Capitalization of deferred policy acquisition costs                            (34,174)       (47,193)        (38,932)
      Amortization of deferred policy acquisition costs                               31,726         11,257           9,893
      Amortization and depreciation                                                    8,445          1,125             625
      Realized losses (gains) on investments, hedging instruments and hedged
         items                                                                        10,842            244            (842)
      Cumulative effect of adoption of accounting principles                               -            508               -
      Increase in accrued investment income                                          (16,003)       (17,316)         (3,019)
      Increase in other assets                                                       (28,393)       (58,114)        (31,833)
      Increase (decrease) in other liabilities                                        (9,756)        23,384         (33,516)
------------------------------------------------------------------------------------------------------------------------------
          Net cash used in operating activities                                      (24,451)       (63,028)        (74,000)
------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                            424,693        288,962         190,173
  Proceeds from sale of securities available-for-sale                                 84,129        110,574          47,537
  Proceeds from repayments of mortgage loans on real estate                           42,557         77,513          30,896
  Proceeds from sale of real estate                                                      990          1,188           1,269
  Proceeds from repayments of policy loans and sale of other invested assets             145          3,224             267
  Cost of securities available-for-sale acquired                                  (1,920,270)    (1,680,536)       (354,904)
  Cost of mortgage loans on real estate acquired                                    (305,581)      (360,971)        (82,250)
  Short-term investments, net                                                        (73,254)       (14,268)        (60,488)
  Collateral received - securities lending, net                                       73,693         64,935               -
  Other, net                                                                          (3,832)        (1,495)         (1,327)
------------------------------------------------------------------------------------------------------------------------------
          Net cash used in investing activities                                   (1,676,730)    (1,510,874)       (228,827)
------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
  Capital contributions received                                                      95,000         75,000          25,000
  Increase in investment and universal life insurance product account values       1,897,550      1,748,753         469,596
  Decrease in investment and universal life insurance product account values        (292,358)      (248,009)       (196,049)
------------------------------------------------------------------------------------------------------------------------------
          Net cash provided by financing activities                                1,700,192      1,575,744         298,547
------------------------------------------------------------------------------------------------------------------------------

Net (decrease) increase in cash                                                         (989)         1,842          (4,280)

Cash, beginning of year                                                                1,842              -           4,280
------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                               $        853   $      1,842         $     -
==============================================================================================================================

                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                          Notes to Financial Statements

                        December 31, 2002, 2001 and 2000

                                 (in thousands)

(1)  Organization and Description of Business

     Nationwide Life and Annuity Insurance Company (the Company) is a wholly owned subsidiary of Nationwide Life Insurance Company (NLIC).

     The Company provides life insurance and retirement savings products in the United States of America (U.S.).

(2)  Summary of Significant Accounting Policies

     The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP), which differ from statutory accounting practices. The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The State of Ohio has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. The Company has no statutory accounting practices that differ from NAIC SAP. See also note 11.

     In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

     The most significant estimates include those used in determining deferred policy acquisition costs (DAC) for investment products and universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

     (a)  Valuation of Investments, Investment Income and Related Gains and
          Losses

          The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholders' equity. The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

          Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, and specific credit issues related to the issuer, and current economic conditions. Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment is recognized and the purchased beneficial interest is written down to fair value. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

          For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. All other investment income is recorded on the accrual basis.

          Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

          The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb estimated probable credit losses. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

          Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

          Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in valuation allowances and impairment losses for other-than-temporary declines in fair values are included in realized gains and losses on investments, hedging instruments and hedged items.

     (b)  Derivative Instruments

          Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

          The Company enters into interest rate swaps, cross-currency swaps or Eurodollar Futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items. The adjustment of the carrying amount of hedged assets using Eurodollar Futures and firm commitments using Treasury Futures are accounted for in the same manner as other components of the carrying amount of that asset. The adjustment of the carrying amount is amortized to investment income over the life of the asset.

          The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are classified as cash flow hedges and are carried at fair value, with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on cash flow derivative instruments are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

          Amounts receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are recorded in AOCI to the extent the hedging relationship is effective.

          From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. These include basis swaps (receive one variable rate, pay another variable rate) to hedge variable rate assets or foreign-denominated liabilities. These instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

          The Company discontinues hedge accounting prospectively when it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the derivative expires, or is sold, terminated or exercised, the derivative is dedesignated as a hedging instrument because it is probable that a forecasted transaction will not occur, a hedged firm commitment no longer meets the definition of a firm commitment, or management determines that designation of the derivative as a hedging instrument is no longer appropriate.

          When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the Company continues to carry the derivative on the consolidated balance sheet at its fair value and no longer adjusts the hedged item for changes in fair value. The adjustment of the carrying amount of the hedged item is accounted for in the same manner as other components of the carrying amount of that item. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the Company continues to carry the derivative on the consolidated balance sheet at its fair value, removes any asset or liability that was recorded pursuant to recognition of the firm commitment from the consolidated balance sheet and recognizes any gain or loss in net realized gains and losses on investments, hedging instruments and hedged items. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the Company continues to carry the derivative on the consolidated balance sheet at fair value and gains and losses that were accumulated in AOCI are recognized immediately in realized gains and losses on investments, hedging instruments and hedged items. In all other situations in which hedge accounting is discontinued, the Company continues to carry the derivative at its fair value on the consolidated balance sheet, and recognizes any changes in fair value in net realized gains and losses on investments, hedging instruments and hedged items.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

          Prior to the January 1, 2001 adoption of SFAS 133, defined in note 2(i), provided they met specific criteria, interest rate and foreign currency swaps and futures were considered hedges and accounted for under the accrual and deferral method, respectively. Amounts receivable or payable under interest rate and foreign currency swaps were recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item. Changes in the fair value of interest rate swaps were not recognized on the consolidated balance sheets, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values were reported in AOCI. Gains and losses on foreign currency swaps were recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

     (c)  Revenues and Benefits

          Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account values during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

          Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

     (d)  Deferred Policy Acquisition Costs

          The costs of acquiring business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been deferred. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

          For investment products (principally individual annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(a).

          The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is 8 percent. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be below zero percent or in excess of 15 percent during the three-year reversion period.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

          Changes in assumptions can have a significant impact on the calculation of DAC on investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

          Due to the magnitude of DAC related to the individual variable annuity business, the sensitivity of the calculation to minor changes in the underlying assumptions and the related volatility that could result in the reported DAC balance without meaningful improvement in its reasonableness, the Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. Should the recorded balance of individual variable annuity DAC fall outside of these parameters for a prescribed period of time, or should the recorded balance fall outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and the DAC is recalculated using revised best estimate assumptions. Otherwise, DAC on individual variable annuity business is not unlocked to reflect updated assumptions. In the event DAC assumptions are unlocked and revised, the Company will continue to use the reversion to the mean process.

          For other investment products and universal life insurance products, DAC is unlocked each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently as a charge or credit to DAC amortization expense.

     (e)  Separate Accounts

          Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value. The investment income and gains or losses of these accounts accrue directly to the contractholders. For certain contracts offered through separate accounts, the Company guarantees the contractholder a minimum return. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

     (f)  Future Policy Benefits

          The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

     (g)  Federal Income Tax

          Through September 30, 2002, the Company filed a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NLIC. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

          As a result of Nationwide Financial Services, Inc.'s (NFS) acquisition of Nationwide Life Insurance Company of America (NLICA) and subsidiaries on October 1, 2002, under Internal Revenue Code regulations, NFS and its subsidiaries, including the Company, cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and the Company will file a consolidated federal income tax return; the direct non-life insurance companies under NLIC will file separate federal income tax returns; NLICA and its direct life insurance company subsidiaries will file a consolidated federal income tax return; and the direct non-life insurance companies under NLICA will file a consolidated federal income tax return, until 2008, when NFS expects to be able to file a single consolidated federal income tax return with all of it subsidiaries.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

          The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements.

          The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

     (h)  Reinsurance Ceded

          Reinsurance premiums ceded and reinsurance recoveries on benefits and expenses incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

     (i)  Recently Issued Accounting Pronouncements

          In January 2003, the Financial Accounting Standards Board (FASB) issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIE) where (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or (ii) do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE, but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applies immediately to entities formed after January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. It applies in the interim period beginning after June 15, 2003 to VIEs for which an enterprise holds a variable interest that it acquired prior to February 1, 2003 with earlier adoption permitted. FIN 46 may be applied on a prospective basis with a cumulative-effect adjustment made as of the date of initial application or by restating previously issued financial statements for one or more years with a cumulative-effect adjustment as of the beginning of the first year restated. The Company does not expect the adoption of FIN 46 to have a material impact on its results of operations or financial position and currently plans to adopt FIN 46 on July 1, 2003.

          In June 2002, the FASB issued Statement of Financial Accounting Standards No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 is not expected to have any impact on the financial position or results of operations of the Company.

          In April 2002, the FASB issued Statement of Financial Accounting Standards No. 145, Rescission of FASB Statements No. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS
          145), which the Company adopted on October 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

          In October 2001, the FASB issued Statement of Financial Accounting Standards No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB 30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 and APB 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

          In July 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002, at which time, the Company had no unamortized goodwill and therefore, the adoption of SFAS 142 did not have any impact on the results of operations or financial position of the Company.

          In July 2001, the FASB issued Statement of Financial Accounting Standards No. 141, Business Combinations (SFAS 141). SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 and the use of the pooling-of-interests method has been eliminated.

          In June 1998, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133, and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, was adopted by the Company effective January 1, 2001. Upon adoption, the provisions of SFAS 133 were applied prospectively.

          SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

          The adoption of SFAS 133 resulted in the Company derecognizing $350 of deferred assets related to hedges, while recognizing $350 of additional derivative instrument liabilities and $288 of additional firm commitment assets. The adoption of SFAS 133 also resulted in the Company recording a net transition adjustment gain of $102 (net of related income tax of $55) in net income. In addition, a net translation adjustment gain of $20 (net of related income tax of $11) was recorded in AOCI as of January 1, 2001. Further, the adoption of SFAS 133 resulted in the Company reporting total derivative instrument assets and liabilities of $32 and $170, respectively.

          The adoption of SFAS 133 may increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

          In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $432 with a corresponding increase to AOCI.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     (j)  Reclassification

          Certain items in the 2001 and 2000 financial statements and related footnotes have been reclassified to conform to the 2002 presentation.

(3)  Investments

     The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2002 and 2001 were:


                                                                                          Gross         Gross
                                                                         Amortized      unrealized    unrealized     Estimated
                                                                            cost          gains         losses       fair value
         =========================================================================================================================
         December 31, 2002
           Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                    $      57,018   $     4,393   $         -   $      61,411
             Obligations of states and political subdivisions                     76             2             -              78
             Corporate securities                                          2,184,687       152,577        13,117       2,324,147
             Mortgage-backed securities - U.S. Government backed             574,287        29,094        10,413         592,968
             Asset-backed securities                                       1,035,491        32,039            19       1,067,511
         -------------------------------------------------------------------------------------------------------------------------
               Total fixed maturity securities                             3,851,559       218,105        23,549       4,046,115
           Equity securities                                                   5,819             -             -           5,819
         -------------------------------------------------------------------------------------------------------------------------
                 Total                                                 $   3,857,378   $   218,105   $    23,549   $   4,051,934
         =========================================================================================================================

         December 31, 2001
           Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                    $      56,381   $     1,469   $       243   $      57,607
             Obligations of states and political subdivisions                  2,046             1             -           2,047
             Debt securities issued by foreign governments                       549            86             -             635
             Corporate securities                                          1,500,190        38,031        12,527       1,525,694
             Mortgage-backed securities - U.S. Government backed             318,148         6,791           979         323,960
             Asset-backed securities                                         587,344        10,454         6,114         591,684
         -------------------------------------------------------------------------------------------------------------------------
         -------------------------------------------------------------------------------------------------------------------------
                 Total                                                 $   2,464,658   $    56,832   $    19,863   $   2,501,627
         =========================================================================================================================

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2002, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                                Amortized        Estimated
                                                                                                  cost           fair value
         ======================================================================================================================

         Fixed maturity securities available-for-sale:
            Due in one year or less                                                          $      47,837      $    48,889
            Due after one year through five years                                                1,008,100        1,066,111
            Due after five years through ten years                                                 966,737        1,036,074
            Due after ten years                                                                    219,107          234,562
         ----------------------------------------------------------------------------------------------------------------------
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,241,781        2,385,636
             Mortgage-backed securities - U.S. Government backed                                   574,287          592,968
             Asset-backed securities                                                             1,035,491        1,067,511
         ----------------------------------------------------------------------------------------------------------------------
                 Total                                                                       $   3,851,559      $ 4,046,115
         ======================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     The components of unrealized gains on securities available-for-sale, net, were as follows as of each December 31:


                                                                                                     2002            2001
         ======================================================================================================================

         Unrealized gains, before adjustments and taxes                                         $    194,556      $ 36,969
         Adjustment to deferred policy acquisition costs                                            (102,972)      (19,363)
         Deferred federal income tax                                                                 (32,053)       (6,152)
         ----------------------------------------------------------------------------------------------------------------------
                Net unrealized gains                                                            $     59,531      $ 11,454
         ======================================================================================================================

         An analysis of the change in gross unrealized gains on securities available-for-sale follows for the years ended December 31:

                                                                                      2002           2001            2000
         ======================================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                              $ 157,587       $ 28,603        $ 22,622
           Equity securities                                                              -           (849)         (2,820)
         ----------------------------------------------------------------------------------------------------------------------
                  Net change                                                      $ 157,587       $ 27,754        $ 19,802
         ======================================================================================================================

         Proceeds from the sale of securities available-for-sale during 2002, 2001 and 2000 were $84,129, $110,574 and $47,537, respectively. During
         2002, gross gains of $3,075 ($3,266 and $376 in 2001 and 2000, respectively) and gross losses of $1,534 ($207 and $778 in 2001 and 2000, respectively) were realized on those sales.

         The Company had investments of $332 that were non-income producing for the twelve month periods preceding December 31, 2002 and none in 2001.

         Real estate is presented at cost less accumulated depreciation of $91 as of December 31, 2002 ($165 as of December 31, 2001). The Company had no real estate held for disposal as of December 31, 2002 ($727 as of December 31, 2001).

         As of December 31, 2002, there were no mortgage loans on real estate considered to be impaired. As of December 31, 2001, the recorded investment of mortgage loans on real estate considered to be impaired was $898, which included $411 of impaired mortgage loans on real estate for which the related valuation allowance was $77 and $487 of impaired mortgage loans on real estate for which there was no valuation allowance. Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is greater than the recorded investment of the loan. During 2002, the average recorded investment in impaired mortgage loans on real estate was approximately $69, $180 in 2001, and no interest income was recognized on those loans in 2002, $9 in 2001, which is equal to interest income recognized using a cash-basis method of income recognition.
         The valuation allowance for mortgage loans on real estate was $673 as of December 31, 2002 and $750 as of December 31, 2001 and 2000. The decrease in the valuation allowance was the result of the foreclosure of a property that secured an impaired mortgage loan outstanding at December 31, 2001, which had a valuation allowance of $77.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     An analysis of investment income by investment type follows for the years ended December 31:


                                                                                   2002            2001            2000
         ====================================================================================================================
         Securities available-for-sale
           Fixed maturity securities available-for-sale                       $   203,730     $   121,017      $ 75,426
           Equity securities available-for-sale                                       225               -             -
         Mortgage loans on real estate                                             58,453          37,633        27,821
         Real estate                                                                  186             332           461
         Short-term investments                                                       892           3,405         1,352
         Derivatives                                                                1,532             626             -
         Other                                                                        253             245           431
         --------------------------------------------------------------------------------------------------------------------
             Gross investment income                                              265,271         163,258       105,491
         Less:
           Investment expenses                                                      5,145           2,243         1,988
           Net investment income ceded (note 12)                                  233,322         144,135        88,771
         --------------------------------------------------------------------------------------------------------------------
              Net investment income                                           $    26,804     $    16,880      $ 14,732
         ====================================================================================================================

         An analysis of net realized (losses) gains on investments, hedging instruments and hedged items, by investment type follows for the years ended December 31:

                                                                                  2002             2001            2000
          ====================================================================================================================

          Realized gains on sales, net of hedging losses:
             Fixed maturity securities, available-for-sale                    $     3,075     $     3,266      $    376
             Hedging losses on fixed maturity sales                                  (132)              -             -
             Real estate                                                              340              80           373
             Mortgage loans on real estate                                             90             460            25
             Mortgage loan hedging losses                                               -            (400)            -
             Other                                                                      -             406         1,767
          --------------------------------------------------------------------------------------------------------------------
                 Total realized gains on sales                                      3,373           3,812         2,541
          --------------------------------------------------------------------------------------------------------------------

          Realized losses on sales, net of hedging gains:
             Fixed maturity securities, available-for-sale                         (1,534)           (207)         (778)
             Hedging gains on fixed maturity sales                                    579               -             -
             Real estate                                                              (77)             (1)            -
             Mortgage loans on real estate                                           (117)            (77)          (95)
             Other                                                                   (119)              -             -
          --------------------------------------------------------------------------------------------------------------------
                 Total realized losses on sales                                    (1,268)           (285)         (873)
          --------------------------------------------------------------------------------------------------------------------

          Derivatives, excluding hedging gains and losses on sales                  1,064          (1,113)            -

          Other-than-temporary impairments:
             Fixed maturity securities, available-for-sale                        (14,011)         (2,658)         (636)
             Real estate                                                                -               -          (190)
          --------------------------------------------------------------------------------------------------------------------
              Total other-than-temporary impairments                              (14,011)         (2,658)         (826)
          --------------------------------------------------------------------------------------------------------------------
               Net realized losses on investments, hedging instruments and
          hedged items                                                        $   (10,842)    $      (244)     $    842
          ====================================================================================================================

         Fixed maturity securities with an amortized cost of $3,989 and $3,435 were on deposit with various regulatory agencies as required by law as of December 31, 2002 and 2001, respectively.

         As of December 31, 2002 and 2001, the Company had loaned securities with a fair value of $138,628 and $64,047, respectively. As of December 31, 2002 and 2001 the Company held collateral of $142,257 and $64,935, respectively. These amounts are included in short-term investments with a corresponding liability recorded in other liabilities.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

(4)  Deferred Policy Acquisition Costs

     As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

     Therefore, the Company recorded an acceleration of DAC amortization totaling $19,212, before tax, or $12,488, net of $6,724 of federal income tax benefit, which was reported in the Individual Annuity segment. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's assumption for net separate account growth to 8 percent during the three-year reversion period for all investment products and variable life insurance products and increases in future lapses and costs related to guaranteed minimum death benefits on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

(5)  Derivative Financial Instruments

     QUALITATIVE DISCLOSURE

     Interest Rate Risk Management

     The Company is exposed to changes in the fair value of fixed rate investments (commercial mortgage loans and corporate bonds) due to changes in interest rates. To manage this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses interest rate swaps and short Eurodollar futures to manage this risk.

     Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments, thereby creating floating rate investments.

     Short Eurodollar futures change the fixed rate cash flow exposure to variable rate cash flows. With short Eurodollar futures, if interest rates rise (fall), the gains (losses) on the futures adjust the fixed rate income on the investments, thereby creating floating rate investments.

     As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of the commitment due to changes in interest rates during the commitment period. To manage this risk, the Company enters into short Treasury futures.

     With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

     Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to fluctuations in cash flow and investment income due to changes in interest rates. To manage this risk, the Company enters into receive fixed, pay variable over-the-counter interest rate swaps or long Eurodollar futures strips to convert the variable rate investments to a fixed rate.

     In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments; thereby creating fixed rate assets. The long Eurodollar futures change the variable rate cash flow exposure to fixed rate cash flows. With long Eurodollar futures, if interest rates rise (fall), the losses (gains) on the futures are used to reduce the variable rate income on the investments, thereby creating fixed rate investments.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     Foreign Currency Risk Management

     The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

     Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month libor.

     Non-Hedging Derivatives

     From time-to-time, the Company enters into over-the-counter basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

     QUANTITATIVE DISCLOSURE

     Fair Value Hedges

     During the year ended December 31, 2002 a gain of $1,689 compared to a loss of $1,400 in 2001 was recognized in net realized losses on investments, hedging instruments and hedged items representing the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

     Cash Flow Hedges

     For the years ended December 31, 2002 and 2001, the ineffective portion of cash flow hedges was immaterial. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

     The Company does not anticipate reclassifying any losses out of AOCI over the next 12-month period.

     As of December 31, 2002, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months. The Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable.

     Other Derivative Instruments

     Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2002 and 2001 include a loss of $666 and a gain of $74, respectively, related to other derivative instruments.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     The notional amount of derivative financial instruments outstanding as of December 31, 2002 and 2001 were as follows:


                                                                                                       2002            2001
         ======================================================================================================================
         Interest rate swaps:
            Pay fixed/receive variable rate swaps hedging investments                             $   18,500      $   10,500
            Pay variable/receive fixed rate swaps hedging investments                                 17,400          12,400
            Other                                                                                    105,100          55,700

         Cross currency interest rate swaps:
             Hedging foreign currency denominated investments                                          8,200           2,000

         Interest rate futures contracts                                                              95,000          81,900
         ----------------------------------------------------------------------------------------------------------------------
         ----------------------------------------------------------------------------------------------------------------------
               Total                                                                               $ 244,200       $ 162,500
         ======================================================================================================================



(6)  Federal Income Tax

     Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 80% to 63%, and as a result, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. Also, see note 2(g) for a discussion of changes related to the Company's federal income tax consolidation group.

     The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2002 and 2001 were as follows:


                                                                                                     2002            2001
         ======================================================================================================================
         Deferred tax assets:
           Equity securities                                                                    $          -        $    128
           Liabilities in separate accounts                                                           20,582          21,368
           Mortgage loans on real estate and real estate                                                   -             476
           Deferred acquisition costs                                                                 22,043               -
           Other                                                                                       8,655           3,617
         ----------------------------------------------------------------------------------------------------------------------
             Total gross deferred tax assets                                                          51,280          25,589
         ----------------------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Future policy benefits                                                                     10,215           9,716
           Deferred policy acquisition costs                                                               -          13,161
           Derivatives                                                                                   819             978
           Fixed maturity securities                                                                  71,289          15,391
           Equity securities                                                                              83               -
           Other                                                                                       4,642             959
         ----------------------------------------------------------------------------------------------------------------------
             Total gross deferred tax liabilities                                                     87,048          40,205
         ----------------------------------------------------------------------------------------------------------------------
               Net deferred tax liability                                                         $   35,768      $   14,616
         ======================================================================================================================

     In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset all future deductible amounts. The Company has determined that valuation allowances are not necessary as of December 31, 2002, 2001 and 2000 based on its analysis of future deductible amounts.

     The Company's current federal income tax liability was $6,200 and $10,476 as of December 31, 2002 and 2001, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     Federal income tax expense attributable to income before cumulative effect of adoption of accounting principles for the years ended December 31 was as follows:

                                                                                       2002            2001          2000
         ----------------------------------------------------------------------------------------------------------------------
         Currently payable (receivable)                                            $  5,093        $  1,464       $ (1,434)
         Deferred tax (benefit) expense                                              (4,741)          6,711          6,146
         ----------------------------------------------------------------------------------------------------------------------
            Federal income tax expense                                             $    352        $  8,175       $  4,712
         ======================================================================================================================

     The customary relationship between federal income tax (benefit) expense and pre-tax (loss) income from continuing operations before cumulative effect of adoption of accounting principles does not exist in 2002. This is a result of the impact of the $19,122 of accelerated DAC amortization reported in 2002 compared to the level of pre-tax earnings (see note 4).

     Total federal income tax expense for the years ended December 31, 2002, 2001 and 2000 differs from the amount computed by applying the U.S. federal income tax rate to income before federal income tax expense and cumulative effect of adoption of accounting principles as follows:


                                                                    2002                   2001                   2000
                                                             --------------------   --------------------   --------------------
                                                               Amount       %         Amount       %         Amount       %
         ======================================================================================================================
         Computed (expected) tax expense                      $  1,145     35.0       $ 9,264     35.0       $ 6,034     35.0
         Tax exempt interest and dividends
            received deduction                                    (882)   (27.0)       (1,158)    (4.4)       (1,324)    (7.7)
         Other, net                                                 89      2.7            69      0.3             2      -
         ----------------------------------------------------------------------------------------------------------------------
               Total (effective rate of each year)            $    352     10.7       $ 8,175     30.9       $ 4,712     27.3
         ======================================================================================================================

     Total federal income tax paid (refunded) was $9,368, $(12,556) and $3,970 during the years ended December 31, 2002, 2001 and 2000, respectively. See also note 12.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

(7)  Comprehensive Income

     Comprehensive income (loss) includes net income as well as certain items that are reported directly within a separate component of shareholder's equity that bypass net income. Other comprehensive income (loss) is comprised of unrealized gains (losses) on securities available-for-sale and accumulated net losses on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2002, 2001 and 2000 were as follows:

                                                                                     2002           2001            2000
         =====================================================================================================================
         Unrealized gains on securities available-for-sale arising during the period:
            Gross                                                               $   145,104      $  27,726       $  18,765
            Adjustment to deferred policy acquisition costs                         (83,609)       (14,994)        (12,083)
            Related federal income tax expense                                      (21,523)        (4,456)         (2,339)
         ---------------------------------------------------------------------------------------------------------------------
               Net                                                                   39,972          8,276           4,343
         ---------------------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net losses (gains) on securities available-for-sale realized during the period:
            Gross                                                                    12,469           (401)          1,037
            Related federal income tax (benefit) expense                             (4,364)           140            (363)
         ---------------------------------------------------------------------------------------------------------------------
               Net                                                                    8,105           (261)            674
         ---------------------------------------------------------------------------------------------------------------------

         Other comprehensive income on securities available-for-sale                 48,077          8,015           5,017
         ---------------------------------------------------------------------------------------------------------------------

         Accumulated net gain (loss) on cash flow hedges:
            Gross                                                                       679           (120)              -
            Related federal income tax (expense) benefit                               (238)            42               -
         ---------------------------------------------------------------------------------------------------------------------
               Other comprehensive gain (loss) on cash flow hedges                      441            (78)              -
         ---------------------------------------------------------------------------------------------------------------------

         Accumulated net gain on transition adjustments:
             Transition adjustment - SFAS 133                                             -             31               -
             Transition adjustment - EITF 99-20                                           -            665               -
             Related federal income tax expense                                           -           (244)              -
         ---------------------------------------------------------------------------------------------------------------------
                Other comprehensive gain on transition adjustments                        -            452               -
         ---------------------------------------------------------------------------------------------------------------------
                   Total other comprehensive income                             $    48,518      $   8,389       $   5,017
         =====================================================================================================================

     Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2002 and 2001 and, therefore, are not reflected in the table above.

(8)  Fair Value of Financial Instruments

     The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

     The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

     In estimating its fair value disclosures, the Company used the following methods and assumptions:

          Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

          Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent.

          Policy loans, short-term investments and cash: The carrying amounts reported in the balance sheets for these instruments approximate their fair value.

          Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

          Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

          Policy reserves on life insurance contracts: The estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

          Collateral received - securities lending: The carrying amount reported in the balance sheets for these instruments approximates their fair value.

          Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 9.

          Interest rate and cross currency interest rate swaps: The fair value for interest rate and cross currency interest swaps are calculated with pricing models using current rate assumptions.

          Futures contracts: The fair value for futures contracts is based on quoted market prices.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                            2002                             2001
                                                               -------------------------------  -------------------------------
                                                                  Carrying       Estimated         Carrying       Estimated
                                                                   amount        fair value         amount        fair value
         ======================================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                        $ 4,046,115     $ 4,046,115      $ 2,501,627     $ 2,501,627
               Equity securities                                      5,819           5,819              -                 -
             Mortgage loans on real estate, net                     928,164         996,088          663,458         671,530
             Policy loans                                               525             525              486             486
             Short-term investments                                 148,716         148,716           75,462          75,462
           Cash                                                         853             853            1,842           1,842
           Assets held in separate accounts                       1,978,051       1,978,051        2,312,919       2,312,919

         Liabilities:
           Investment contracts                                  (4,829,002)     (4,661,136)      (3,112,910)     (3,019,705)
           Policy reserves on life insurance contracts             (166,058)       (168,335)        (158,399)       (156,981)
           Collateral received - securities lending                (138,628)       (138,628)         (64,935)        (64,935)
           Liabilities related to separate accounts              (1,978,051)     (1,914,113)      (2,312,919)     (2,251,782)

         Derivative financial instruments:
           Interest rate swaps hedging assets                           140             140              809             809
           Cross currency interest rate swaps                          (340)           (340)             (60)            (60)
           Futures contracts                                           (960)           (960)            (390)           (390)

(9)  Risk Disclosures

     The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

     Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a disciplined investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

     Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

     Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by operating throughout the U.S., thus reducing its exposure to any single jurisdiction and also by employing practices which identify and minimize the adverse impact of this risk.

     Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $76,138 extending into 2003 were outstanding as of December 31, 2002. The Company also had $15,068 of commitments to purchase fixed maturity securities outstanding as of December 31, 2002.

     Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2002, NLAIC's credit risk from these derivative financial instruments was $1,276.

     Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2002, 69% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed minimum death benefit (GMDB) claims, which may require the Company to accelerate the amortization of DAC.

     The Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the policyholder contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or policyholder contract value on a specified anniversary date. A decline in the stock market causing the policyholder contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the policyholder contract value, which could result in additional GMDB claims. As of December 31, 2002, the net amount at risk, defined as the excess of the death benefit over the account value, was $298,886, none of which was reinsured. As of December 31, 2002, the Company's reserve for GMDB claims was $2,024.

     Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31,2002, the Company has a diversified portfolio with no more than 23% in any geographic area and no more than 2% with any one borrower. As of December 31, 2002, 27% of the carrying value of the Company's commercial mortgage loan portfolio financed office building properties.

     Significant Business Concentrations: As of December 31, 2002, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it vulnerable to an event which could cause a severe impact to the Company's financial position.

     Reinsurance: The Company has entered into reinsurance contracts with unrelated parties and NLIC to cede a portion of its life and individual fixed annuity business. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     As of December 31, 2002, total recoveries due from unrelated parties and NLIC on these contracts were $190,367 and $109,817, respectively. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of certain of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in the underlying contract.

     The Company has also entered into reinsurance contracts with NLIC to cede a portion of its individual deferred fixed annuity contracts on a modified coinsurance basis. This transaction is described in more detail in Note 12.

     Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

(10) Pension Plan and Postretirement Benefits Other Than Pensions

     The Company is a participant, together with other affiliated companies, pension plans covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

     Pension costs charged to operations by the Company during the years ended December 31, 2002, 2001 and 2000 were $488, $237 and $77, respectively.

     In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

     The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

     The Company's accrued postretirement benefit expense as of December 31, 2002 and 2001 was $1,210 and $1,185, respectively, and the net periodic postretirement benefit cost (NPPBC) for 2002, 2001 and 2000 was $170, $143 and $132, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2002 and 2001 follows:


                                                                          Pension Benefits          Postretirement Benefits
                                                                   ------------------------------  ---------------------------
                                                                         2002          2001            2002          2001
         =====================================================================================================================
         Change in benefit obligation:
            Benefit obligation at beginning of year                   $ 2,132,200   $ 1,981,700    $    314,000  $    276,400
            Service cost                                                  103,300        89,300          13,200        12,600
            Interest cost                                                 135,600       129,100          22,500        21,400
            Participant contributions                                           -             -           4,000         3,300
            Plan amendment                                                (11,500)       27,700        (117,700)          200
            Actuarial (gain) loss                                         (13,100)       (5,800)         54,000        20,200
            Benefits paid                                                 (97,600)      (89,800)        (20,300)      (20,100)
            Impact of settlement/curtailment                              (12,700)            -               -             -
         ---------------------------------------------------------------------------------------------------------------------
              Benefit obligation at end of year                         2,236,200     2,132,200         269,700       314,000
         ---------------------------------------------------------------------------------------------------------------------

         Change in plan assets:
            Fair value of plan assets at beginning of year              2,200,700     2,337,100         119,700       119,400
            Actual return (loss) on plan assets                          (142,400)      (46,600)        (12,700)         (200)
            Employer contribution                                           4,300             -          16,200        17,300
            Participant contributions                                           -             -           4,000         3,300
            Benefits paid                                                 (97,600)      (89,800)        (20,300)      (20,100)
         ---------------------------------------------------------------------------------------------------------------------
              Fair value of plan assets at end of year                  1,965,000     2,200,700         106,900       119,700
         ---------------------------------------------------------------------------------------------------------------------

         Funded status                                                   (271,200)       68,500        (162,800)     (194,300)
         Unrecognized prior service cost                                   33,600        49,500        (116,900)          200
         Unrecognized net gains                                           225,900       (79,300)         71,900        (4,000)
         Unrecognized net (asset) obligation at transition                 (3,800)       (5,100)            100           800
         ---------------------------------------------------------------------------------------------------------------------
              Prepaid (accrued) benefit cost                         $    (15,500)  $    33,600    $   (207,700) $   (197,300)
         =====================================================================================================================

     Two significant plan changes were enacted to the postretirement benefit plans as of December 31, 2002. The postretirement medical plan was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that benefit caps will increase 3% per year. The postretirement death benefit plan was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.

     Effective January 1, 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) raised IRS limits for benefits and salaries considered in qualified pension plans. The projected benefit obligation decreased by $11,500 from December 31, 2001 due to the anticipation of the EGTRRA sunset provisions not recognized in the December 31, 2001 calculations.

     Pension costs in 2002 and December 31, 2002 pension liabilities include curtailment charges and gains calculated for the disposal of a segment of participants. Settlement credits of $10,000 were directly assigned to NMIC and no costs were assigned to the Company.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:


                                                                          Pension Benefits          Postretirement Benefits
                                                                     ----------------------------  ---------------------------
                                                                         2002          2001            2002          2001
         =====================================================================================================================
         Weighted average discount rate                                 6.00%          6.50%          6.60%         7.25%
         Rate of increase in future compensation levels                 4.50%          4.75%            -             -
         Assumed health care cost trend rate:
              Initial rate                                                -              -           11.30% 1       11.00%
              Ultimate rate                                               -              -            5.70% 1        5.50%
              Declining period                                            -              -           11 Years       4 Years
         ---------------------------------------------------------------------------------------------------------------------

         ----------
          1 The 2002 initial rate is 12.3% for participants over age 65, with an ultimate rate of 6.39%.

     The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2002, 2001 and 2000 were as follows:


                                                                                     2002           2001            2000
         =====================================================================================================================
         Service cost (benefits earned during the period)                       $   103,300     $   89,300      $   81,400
         Interest cost on projected benefit obligation                              135,600        129,100         125,300
         Expected return on plan assets                                            (178,600)      (183,800)       (184,500)
         Recognized gains                                                                 -         (7,800)        (11,800)
         Amortization of prior service cost                                           4,400          3,200           3,200
         Amortization of unrecognized transition asset                               (1,300)        (1,300)         (1,300)
         ---------------------------------------------------------------------------------------------------------------------
             Net periodic pension cost                                          $    63,400     $   28,700      $   12,300
         =====================================================================================================================

     A curtailment gain of $19,800 was recognized in 2000 as the result of a former affiliate of NMIC ending its participation in the pension plan.

     Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:


                                                                                     2002           2001            2000
         =====================================================================================================================
         Weighted average discount rate                                             6.50%          6.75%           7.00%
         Rate of increase in future compensation levels                             4.75%          5.00%           5.25%
         Expected long-term rate of return on plan assets                           8.25%          8.00%           8.25%
         ---------------------------------------------------------------------------------------------------------------------

     The plan's investment strategy was modified based on the recommendations of a pension optimization study. This change in investment strategy is expected to increase long-term real rates of return 0.50% while maintaining the same aggregate risk level. For this reason, the expected long-term rate of return was increased to 8.25% in 2002 from 8.00% in 2001.

     The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2002, 2001 and 2000 were as follows:


                                                                                     2002           2001            2000
         =====================================================================================================================
         Service cost (benefits attributed to employee service during the year)   $  13,200      $  12,600        $ 12,200
         Interest cost on accumulated postretirement benefit obligation              22,400         21,400          18,700
         Expected return on plan assets                                              (9,200)        (9,600)         (7,900)
         Amortization of unrecognized transition obligation of affiliates               600            600             600
         Net amortization and deferral                                                 (400)          (400)         (1,300)
         ---------------------------------------------------------------------------------------------------------------------
             NPPBC                                                                $  26,600      $  24,600        $ 22,300
         =====================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2002, 2001 and 2000 were as follows:


                                                                                     2002           2001            2000
         =====================================================================================================================
           Discount rate                                                        7.25%          7.50%           7.80%
           Long-term rate of return on plan assets                              7.75%          8.00%           8.30%
           Assumed health care cost trend rate:
               Initial rate                                                    11.30%         11.00%          13.00%
               Ultimate rate                                                    5.70%          5.50%           5.50%
               Declining period                                               11 Years        4 Years         5 Years
         ---------------------------------------------------------------------------------------------------------------------

     Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2002 and on the NPPBC for the year ended December 31, 2002 was not calculated.

(11) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

     The State of Ohio, where the Company is domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's insurance regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements for all periods presented herein.

     The statutory capital and surplus of the Company as reported to regulatory authorities as of December 31, 2002 and 2001 was $214,577 and $122,926, respectively. The statutory net loss of the Company as reported to regulatory authorities for the years ended December 31, 2002, 2001 and 2000 was $2,167, $19,201 and $6,150, respectively.

     The NAIC completed a project to codify statutory accounting principles (Codification), which became effective January 1, 2001 for the Company. The resulting change to the Company's January 1, 2001 surplus was an increase of approximately $3,674. The significant change for the Company, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

     The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2002, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department was $21,458.

     The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

(12) Related Party Transactions

     The Company received capital contributions from NLIC in the amount of $95,000, $75,000 and $25,000 during 2002, 2001 and 2000, respectively.

     Through September 30, 2002, the Company filed a consolidated federal tax return with NMIC, as described in note 2(g). Total payments to (from) NMIC were $9,368, $(12,556), and $3,970 for the years ended December 31, 2002, 2001 and 2000, respectively.

     The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2002, 2001 and 2000, the Company made lease payments to NMIC and its subsidiaries of $647, $625 and $441, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2002, 2001 and 2000, the Company made payments to NMIC and Nationwide Services Company, LLC totaling $4,211, $4,662 and $4,704, respectively. In addition, the Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

     The Company is a party to an intercompany reinsurance agreement with NLIC whereby certain individual deferred fixed annuity contracts are ceded on a modified coinsurance basis. Under modified coinsurance agreements, invested assets and liabilities for future policy benefits are retained by the ceding company and net investment earnings on the invested assets are paid to the assuming company. Under terms of the Company's agreement, the investment risk associated with changes in interest rates is borne by NLIC. Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company's retention of such risk. The agreement will remain in-force until all contract obligations are settled. Amounts ceded to NLIC in 2002 include premiums of $1,579,941 ($1,564,562 and $432,803 in 2001 and 2000, respectively), net investment income of $233,322 (income of $144,135 and $88,771 in 2001 and 2000, respectively), policy reserves of $4,341,741 (2,899,054 in 2001) and benefits, claims and other expenses of $1,794,569 ($1,741,098 and $524,715 in 2001 and 2000,
     respectively).

     The Company party to an intercompany reinsurance agreement with NLIC whereby a certain life insurance contract is ceded on a 100% coinsurance basis. Amounts ceded to NLIC include no premiums in 2002, 2001 and 2000 and expenses of $207, $195 and $185 during 2002, 2001 and 2000, respectively. Policy reserves ceded and amounts receivable from NLIC under this agreement totaled $108,053 and $102,472 as of December 31, 2002 and 2001,
     respectively.

     The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. The Company believes that the terms of the reinsurance agreements with affiliates are consistent in all material respects with what the Company could have obtained with unaffiliated parties.

     The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2002 and 2001, the Company did not have any outstanding borrowings from affiliated entities under such agreements. During 2002 and 2001, the most the Company had outstanding at any given time was $70,897 and $26,700, respectively, and the Company incurred interest expense on intercompany repurchase agreements of $143 and $18 for 2002 and 2001, respectively. Transactions under the agreements during 2000 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

     The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $3,919 and $2,080 as of December 31, 2002 and 2001, respectively, and are included in short-term investments on the accompanying balance sheets. For the years ending December 31, 2002, 2001 and 2000 the Company paid NCMC fees and expenses totaling $21, $39 and $11, respectively.

     Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered as investment options in certain of the Company's products. As of December 31, 2002, total GGI funds in the Company's products were $375,000. For the year ended December 31, 2002, GGI paid the Company $1,226 for the distribution and servicing of these funds.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

(13) Contingencies

     On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint seeks to bring a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates, which plaintiff contends were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. On April 16, 2002, the Company and the other named defendants filed a motion for summary judgment on the individual claims of plaintiff Mercedes Castillo. On May 28, 2002, the Court denied plaintiffs' motion to add new persons as named plaintiffs, but granted Marcus Shore's request to withdraw as named plaintiff, so the action is now proceeding with Mercedes Castillo as the only named plaintiff. On November 4, 2002, the Court issued a decision granting the Company's and the other defendants' motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification is moot. Judgment for the Company was entered on November 15, 2002. On December 16, 2002, plaintiff Mercedes Castillo filed a notice of appeal from the Court's orders (a) granting the defendants' motion for summary judgment; and (b) denying plaintiff's motion for leave to amend the complaint to add three new named plaintiffs. The Company's responsive brief is due by April 23, 2003 and plaintiff's reply brief is due by May 12, 2003. The Company intends to defend this lawsuit vigorously.

     There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

(14) Segment Information

     The Company uses differences in products as the basis for defining its reportable segments. The Company reports two product segments: Individual Annuity and Life Insurance.

     The Individual Annuity segment consists of individual The BEST of AMERICA and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

     The Life Insurance segment consists of investment life products, including both individual variable life and COLI products, and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

     In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the two product segments and unallocated expenses. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments, hedging instruments and hedged items in the Corporate segment, but does not consider them part of operating income.

     The following table summarizes the financial results of the Company's business segments for the years ended December 31, 2002, 2001 and 2000.


                                                                   Individual         Life
                                                                    Annuity        Insurance      Corporate         Total
         ======================================================================================================================
         2002:
         Net investment income                                   $    17,036      $   4,905     $   4,863        $   26,804
         Other operating revenue                                      36,222         17,655             -            53,877
         ----------------------------------------------------------------------------------------------------------------------
            Total operating revenue 1                                 53,258         22,560         4,863            80,681
         ----------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account values                                             6,718          3,225             -             9,943
         Amortization of deferred policy acquisition costs            29,357          2,369             -            31,726
         Other benefits and expenses                                  12,463         11,166         1,270            24,899
         ----------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses                               48,538         16,760         1,270            66,568
         ----------------------------------------------------------------------------------------------------------------------
         Operating income before federal income taxes 1                4,720          5,800         3,593            14,113
         Net realized losses on investments,
           hedging instruments and hedged items                            -              -       (10,842)          (10,842)
         ----------------------------------------------------------------------------------------------------------------------
         Income (loss) before federal income taxes
           and cumulative effect of  adoption
           of accounting principles                              $     4,720      $   5,800     $  (7,249)        $   3,271
         ======================================================================================================================

         Assets as of year end                                   $ 6,536,931      $ 587,915     $ 445,233        $7,570,079
         ======================================================================================================================

         ---------
          1 Excludes net realized gains and losses on investments, hedging instruments and hedged items and cumulative effect of adoption of accounting principles.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

                                                                   Individual         Life
                                                                    Annuity        Insurance      Corporate         Total
         ======================================================================================================================
         2001:
         Net investment income                                   $    11,864      $   4,310     $     706        $   16,880
         Other operating revenue                                      33,064         20,418             -            53,482
         ----------------------------------------------------------------------------------------------------------------------
            Total operating revenue 1                                 44,928         24,728           706            70,362
         ----------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account values                                             2,027          3,087             -             5,114
         Amortization of deferred policy
            acquisition costs                                          9,833          1,424             -            11,257
         Other benefits and expenses                                  14,436         12,286           557            27,279
         ----------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses                               26,296         16,797           557            43,650
         ----------------------------------------------------------------------------------------------------------------------
         Operating income before federal income taxes 1               18,632          7,931           149            26,712
         Net realized losses on investments,
            hedging instruments and hedged items                           -              -          (244)             (244)
         ----------------------------------------------------------------------------------------------------------------------
         Income (loss) before federal income taxes and
            cumulative effect of adoption of
            accounting principles                                $    18,632      $   7,931     $     (95)       $   26,468
         ======================================================================================================================

         Assets as of year end                                   $ 5,103,294      $ 631,201     $ 210,202        $5,944,697
         ======================================================================================================================

         2000:
         Net investment income                                   $     5,349      $   2,831     $   6,552        $   14,732
         Other operating revenue                                      35,650         22,568             -            58,218
         ----------------------------------------------------------------------------------------------------------------------
            Total operating revenue 1                                 40,999         25,399         6,552            72,950
         ----------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account values                                             8,078          3,019             -            11,097
         Amortization of deferred policy
            acquisition costs                                          9,189            704             -             9,893
         Other benefits and expenses                                  22,098         13,465             -            35,563
         ----------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses                               39,365         17,188             -            56,553
         ----------------------------------------------------------------------------------------------------------------------
         Operating income before federal income taxes1                 1,634          8,211         6,552            16,397
         Net realized gains on investments,
            hedging instruments and hedged items                           -              -           842               842
         ----------------------------------------------------------------------------------------------------------------------
         Income before federal income taxes
           and   cumulative effect of adoption of
           accounting principles                                 $     1,634      $   8,211     $   7,394        $   17,239
         ======================================================================================================================
         Assets as of year end                                   $ 3,573,040      $ 548,240     $  52,954        $4,174,234
         ======================================================================================================================

         ----------

          1 Excludes net realized gains and losses on investments, hedging instruments and hedged items and cumulative effect of adoption of accounting principles.

          The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.

ILLUSTRATIONS


Before you purchase the policy and upon request thereafter, we will provide illustrations of future benefits under the policy based upon the proposed Insured's age and Premium class, the Death Benefits option, face amount, planned periodic Premiums, and Riders requested.

ADVERTISING

Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate us. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

PERFORMANCE DATA
PERFORMANCE SUMMARY INFORMATION

The following performance tables display historical investment results of the underlying mutual fund Sub-Accounts. This information may be useful in helping potential investors in deciding which underlying mutual fund Sub-Accounts to choose and in assessing the competence of the underlying mutual funds' investment advisers. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolios of the underlying mutual funds, and the market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return and the principal value of the underlying mutual fund Sub-Accounts are not guaranteed and will fluctuate so that a policy owner's Units, when redeemed, may be worth more or less than their original cost.

                                PERFORMANCE TABLE


          CORPORATE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                    FUND PERFORMANCE AS OF DECEMBER 31, 2002
                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

---------------------------------------------------------------------------------------------------------------------------------
                         THESE RETURNS ARE NET OF INVESTMENT MANAGEMENT FEES AND A 0.40% M&E CHARGE ONLY
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE VL SEPARATE ACCOUNT-C                             NON-ANNUALIZED                 ANNUALIZED PERCENT CHANGE
                                   FUND                      PERCENT CHANGE        1 YEAR   3 YEARS  5 YEARS 10 YEARS
                                                        -------------------------
                                                        -------------------------
                              INCEPTION    MGMT FEES    QUARTERLY AS OF          12/31/01   12/31/99 12/31/9712/31/92  INCEPTION
                                                                                     TO        TO      TO       TO         TO
UNDERLYING INVESTMENT          DATE**      & EXPENSES   MONTHLY 12/31/2002 YTD   12/31/2002 12/31/20012/31/2012/31/200212/31/2002
OPTIONS
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY
   Dreyfus European Equity      04/30/99     1.25%      -0.04%   10.16%  -22.95%  -22.95%   -18.71%   N/A*     N/A*      -9.58%
   Portfolio
   Gartmore GVIT Global         12/28/01     1.26%      -5.72%   13.45%  -11.75%  -11.75%     N/A*    N/A*     N/A*     -11.66%
   Financial Services Fund
   - Class I
   Gartmore GVIT Global         12/29/00     1.32%      -3.57%   1.76%   -19.55%  -19.55%     N/A*    N/A*     N/A*      -9.75%
   Health Sciences Fund -
   Class I
   Gartmore GVIT Global         06/30/00     1.24%      -15.58%  9.02%   -43.01%  -43.01%     N/A*    N/A*     N/A*     -43.20%
   Technology & Comm. Fund:
   Class I
   Gartmore GVIT Global         12/28/01     1.08%      -2.63%   14.58%  -25.20%  -25.20%     N/A*    N/A*     N/A*     -25.02%
   Utilities Fund - Class I
   Janus Global Technology      01/18/00     0.95%      -12.39%  4.68%   -41.17%  -41.17%     N/A*    N/A*     N/A*     -38.29%
   Portfolio: Service Shares
   Van Eck Worldwide Bond       09/01/89     1.19%       5.98%   6.40%   21.17%    21.17%    5.06%    3.56%    4.23%     4.96%
   Fund
   Van Eck Worldwide Hard       09/01/89     1.15%       6.37%   7.41%   -3.22%    -3.22%    -1.50%  -4.63%    4.47%     2.10%
   Assets Fund
   Van Kampen UIF Emerging      06/16/97     1.17%       2.54%   11.03%   8.79%    8.79%     9.72%    3.87%    N/A*      3.57%
   Markets Debt Portfolio
----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE
   Van Kampen UIF U.S. Real     07/03/95     1.10%       0.97%   -0.03%  -1.18%    -1.18%    11.22%   3.03%    N/A*      10.52%
   Estate Portfolio
----------------------------------------------------------------------------------------------------------------------------------

EMERGING MARKET STOCKS
   Gartmore GVIT Emerging       08/31/00     1.36%      -5.41%   6.63%   -15.57%  -15.57%     N/A*    N/A*     N/A*     -19.76%
   Markets Fund: Class I
   Van Eck Worldwide            12/21/95     1.28%      -3.70%   10.39%  -3.29%    -3.29%   -18.25%  -6.56%    N/A*      -3.46%
   Emerging Markets Fund
----------------------------------------------------------------------------------------------------------------------------------
DEVELOPED MARKET STOCKS
   American Century VP          05/01/94     1.26%      -3.73%   3.68%   -20.69%  -20.69%   -22.67%  -2.29%    N/A*      2.86%
   International - Class I
   Credit Suisse Trust          06/30/95     1.30%      -3.36%   3.95%   -20.22%  -20.22%   -23.10%  -6.19%    N/A*      -2.52%
   International Equity
   Portfolio
   Dreyfus VIF                  04/30/96     1.40%      -3.38%   4.21%   -12.58%  -12.58%   -10.17%   0.01%    N/A*      1.67%
   International Value:
   Initial Shares
   Fidelity VIP Overseas        01/28/87     0.92%      -6.98%   3.68%   -20.60%  -20.60%   -20.57%  -4.45%    4.10%     3.83%
   Portfolio:  Initial Class
   Franklin Templeton VIPT      05/01/92     0.87%      -4.30%   4.79%   -18.89%  -18.89%   -12.94%  -2.53%    7.33%     6.21%
   Foreign Securities Fund
   - Class II
   Gartmore GVIT                08/31/00     1.33%      -4.54%   4.38%   -24.41%  -24.41%     N/A*    N/A*     N/A*     -28.11%
   International Growth
   Fund: Class I
   Gartmore GVIT Worldwide      10/31/97     1.25%      -6.84%   1.38%   -25.69%  -25.69%   -19.37%  -5.29%    N/A*      -4.94%
   Leaders Fund: Class I
   Janus International          05/02/94     0.96%      -4.08%   4.09%   -26.05%  -26.05%   -22.50%  -0.33%    N/A*      7.28%
   Growth Portfolio:
   Service Shares
   Oppenheimer Global           11/12/90     0.70%      -6.18%   2.62%   -22.45%  -22.45%   -10.80%   4.87%   11.29%     8.78%
   Securities Fund/VA -
   Initial Class
   Strong International         10/20/95     1.03%      -1.34%   2.21%   -26.84%  -26.84%   -30.14%  -9.69%    N/A*      -7.28%
   Stock Fund II
----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP
   Baron Capital Asset          09/30/98     1.50%      -3.30%   -0.64%  -14.54%  -14.54%    -2.49%   N/A*     N/A*      12.67%
   Fund: Insurance Shares
   Credit Suisse Trust          06/30/95     1.12%      -6.67%   7.04%   -33.96%  -33.96%   -23.39%  -6.11%    N/A*      2.29%
   Small Company Growth
   Portfolio
   Dreyfus Small Cap Stock      05/01/02     0.60%      -3.32%   4.29%    0.00%     N/A*      N/A*    N/A*     N/A*     -33.14%
   Index Portfolio -
   Service Class
   Gartmore GVIT Small Cap      05/03/99     1.38%      -6.25%   1.69%   -33.55%  -33.55%   -21.09%   N/A*     N/A*      0.11%
   Growth Fund: Class l
   Gartmore GVIT Small Cap      10/31/97     1.08%      -6.73%   9.25%   -27.45%  -27.45%    0.81%    4.64%    N/A*      4.14%
   Value Fund: Class I
   Gartmore GVIT Small          10/23/95     1.19%      -3.60%   2.70%   -17.66%  -17.66%    -6.09%   3.55%    N/A*      9.64%
   Company Fund: Class I
   Neuberger Berman AMT         05/31/02     1.40%      -1.52%   0.58%    0.00%     N/A*      N/A*    N/A*     N/A*      -1.76%
   Fasciano Portfolio:
   Class S
   Royce Capital Micro Cap      12/27/96     1.42%      -3.23%   5.71%   -13.22%  -13.22%    9.81%   11.88%    N/A*      13.32%
   Portfolio
----------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH
   AIM V.I. Capital             05/01/98     1.16%      -4.22%   4.81%   -21.67%  -21.67%    -7.94%   N/A*     N/A*      -1.65%
   Development Fund -
   Series I
   American Century VP          11/20/87     1.00%      -4.56%   3.58%   -21.52%  -21.52%   -15.22%  -0.62%    2.21%     5.51%
   Capital Appreciation -
   Class I
   Credit Suisse Trust          09/30/96     1.40%      -8.47%   1.16%   -34.42%  -34.42%   -27.86%  -8.36%    N/A*      -5.32%
   Global Post-Venture
   Capital Portfolio
   Dreyfus GVIT Mid Cap         10/31/97     0.76%      -4.20%   5.60%   -15.64%  -15.64%    -1.71%   4.68%    N/A*      4.39%
   Index Fund: Class I
   Goldman Sachs VIT Mid        05/01/98     0.93%      -2.04%   3.36%   -5.07%    -5.07%    11.42%   N/A*     N/A*      3.52%
   Cap Value Fund
   Neuberger Berman AMT         09/10/84     0.89%      -6.96%   1.69%   -31.44%  -31.44%   -25.26%  -6.44%    2.73%     7.72%
   Growth Portfolio
   Neuberger Berman AMT Mid     11/03/97     0.91%      -6.44%   0.49%   -29.62%  -29.62%   -21.39%   0.58%    N/A*      3.69%
   Cap Growth Portfolio
   One Group Mid Cap Growth     08/01/94     0.82%      -4.45%   4.65%   -20.45%  -20.45%    -9.31%   5.20%    N/A*      10.38%
   Portfolio
   Oppenheimer Aggressive       08/15/86     0.68%      -3.79%   2.75%   -28.08%  -28.08%   -24.27%  -2.40%    6.05%     9.14%
   Growth Fund/VA - Initial
   Class
   Strong Discovery Fund II     05/08/92     1.20%      -5.25%   5.23%   -12.37%  -12.37%    -1.95%   0.98%    5.98%     6.40%
   Strong GVIT Mid Cap          10/31/97     1.17%      -7.63%   5.54%   -37.27%  -37.27%   -28.46%  -5.19%    N/A*      -4.64%
   Growth Fund: Class I
   T. Rowe Price Mid Cap        12/31/96     1.10%      -4.93%   8.27%   -16.20%  -16.20%    -4.00%   5.80%    N/A*      7.80%
   Growth Portfolio

   Van Kampen UIF Mid Cap       10/18/99     1.05%      -7.29%   2.98%   -31.43%  -31.43%   -23.66%   N/A*     N/A*     -14.07%
   Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE
   American Century VP          05/01/96     0.97%      -3.35%   8.40%   -12.97%  -12.97%    4.72%    3.35%    N/A*      7.83%
   Value - Class I
   Dreyfus Mid Cap Stock        04/30/98     0.89%      -2.41%   3.82%   -12.84%  -12.84%    -3.25%   N/A*     N/A*      -0.66%
   Portfolio: Initial Shares
   Fidelity VIP III Value       02/20/02     0.94%      -11.17%  5.93%    0.00%     N/A*      N/A*    N/A*     N/A*     -24.35%
   Strategies Portfolio -
   Service Class
   One Group Mid Cap Value      05/01/97     0.95%      -3.36%   3.77%   -13.20%  -13.20%    4.90%    1.68%    N/A*      4.28%
   Portfolio
   Strong Opportunity Fund      05/08/92     1.10%      -6.88%   9.72%   -27.11%  -27.11%    -9.52%   2.31%   10.16%     11.02%
   II
----------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH
   American Century VP          05/01/01     1.00%      -5.99%   4.04%   -23.02%  -23.02%     N/A*    N/A*     N/A*     -17.12%
   Ultra Fund - Class I
   Calvert CVS Social           05/01/02     0.98%      -4.67%   10.76%   0.00%     N/A*      N/A*    N/A*     N/A*     -20.18%
   Equity Portfolio
   Dreyfus Socially             10/06/93     0.78%      -6.64%   5.23%   -29.23%  -29.23%   -21.57%  -4.30%    N/A*      6.49%
   Responsible Growth Fund
   Inc.: Initial Shares
   Dreyfus Stock Index Fund     09/29/89     0.26%      -5.96%   8.24%   -22.67%  -22.67%   -15.20%  -1.40%    8.22%     8.54%
   Inc.
   Dreyfus VIF Appreciation     04/05/93     0.78%      -4.08%   6.72%   -17.05%  -17.05%    -9.56%   1.19%    N/A*      9.57%
   Portfolio: Initial Shares
   Fidelity VIP Growth          10/09/86     0.68%      -7.97%   6.68%   -30.38%  -30.38%   -20.36%  -0.87%    7.83%     9.97%
   Portfolio:  Initial Class
   Fidelity VIP II              01/03/95     0.68%      -0.64%   1.24%   -9.71%    -9.71%    -9.86%   3.17%    N/A*      11.66%
   Contrafund Portfolio:
   Initial Class
   Gartmore GVIT Growth         04/15/92     0.84%      -7.42%   5.22%   -29.01%  -29.01%   -28.15%  -13.06%   1.41%     1.80%
   Fund: Class I
   Gartmore GVIT U.S.           12/31/01     1.25%      -10.25%  7.58%   -24.10%  -24.10%     N/A*    N/A*     N/A*     -24.10%
   Growth Leaders Fund -
   Class I
   Janus Capital                05/01/97     0.91%      -5.47%   2.01%   -16.26%  -16.26%   -19.45%   6.40%    N/A*      10.05%
   Appreciation Portfolio:
   Service Shares
   Oppenheimer Capital          04/03/85     0.68%      -7.60%   7.49%   -27.15%  -27.15%   -14.32%   1.77%    9.54%     10.94%
   Appreciation Fund/VA -
   Initial Class
   Turner GVIT Growth Focus     06/30/00     1.28%      -15.13%  3.90%   -43.09%  -43.09%     N/A*    N/A*     N/A*     -46.88%
   Fund: Class I
----------------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE
   AIM V.I. Basic Value         09/10/01     1.30%      -6.15%   7.59%   -22.46%  -22.46%     N/A*    N/A*     N/A*     -16.13%
   Fund - Series I
   Alliance VPS Growth &        01/14/91     0.67%      -5.01%   9.09%   -22.36%  -22.36%    -4.16%   3.30%   10.78%     9.88%
   Income: Class A
   American Century VP          10/30/97     0.70%      -5.35%   8.29%   -19.69%  -19.69%   -13.32%  -0.74%    N/A*      0.72%
   Income & Growth - Class I
   Comstock GVIT Value          10/31/97     0.95%      -4.64%   10.04%  -25.44%  -25.44%   -16.60%  -4.72%    N/A*      -4.27%
   Fund: Class I
   Dreyfus VIF Growth &         05/02/94     0.80%      -6.71%   7.94%   -25.63%  -25.63%   -12.63%  -2.94%    N/A*      7.80%
   Income Portfolio
   Fidelity VIP                 10/09/86     0.58%      -4.76%   9.29%   -17.28%  -17.28%    -5.50%  -0.21%    9.17%     9.42%
   Equity-Income
   Portfolio:  Initial Class
   Fidelity VIP III Growth      01/03/95     0.69%      -6.58%   7.92%   -22.16%  -22.16%   -18.23%  -6.83%    N/A*      4.50%
   Opportunities
   Portfolio:  Initial Class
   Gartmore GVIT Nationwide     12/31/01     1.25%      -2.25%   3.80%   -6.09%    -6.09%     N/A*    N/A*     N/A*      -6.09%
   Leaders Fund - Class I
   Gartmore GVIT Total          11/08/82     0.84%      -5.77%   8.37%   -17.68%  -17.68%   -11.07%  -2.58%    6.87%     10.75%
   Return Fund: Class I
   Neuberger Berman AMT         11/03/97     0.99%      -4.75%   5.62%   -26.74%  -26.74%   -10.28%   1.56%    N/A*      2.49%
   Guardian Portfolio
   Neuberger Berman AMT         03/22/94     0.87%      -7.20%   6.63%   -24.45%  -24.45%    -9.88%  -4.15%    N/A*      6.88%
   Partners Portfolio
   Oppenheimer Main Street      07/05/95     0.73%      -5.11%   4.33%   -19.12%  -19.12%   -13.11%  -3.75%    N/A*      8.09%
   Growth & Income Fund/VA
   - Initial Class
   T. Rowe Price Equity         03/31/94     1.10%      -4.12%   8.83%   -13.63%  -13.63%    -0.58%   1.98%    N/A*      10.61%
   Income Portfolio
----------------------------------------------------------------------------------------------------------------------------------

BALANCED
   American Century VP          05/01/91     0.90%      -2.55%   5.53%   -9.92%    -9.92%    -5.75%   1.06%    5.73%     6.47%
   Balanced - Class I
   Fidelity VIP II Asset        09/06/89     0.64%      -2.93%   7.22%   -9.09%    -9.09%    -6.05%   0.93%    6.45%     7.93%
   Manager Portfolio:
   Initial Class
   J.P. Morgan GVIT             10/31/97     1.01%      -2.89%   5.25%   -12.66%  -12.66%    -6.01%  -2.12%    N/A*      -1.79%
   Balanced Fund: Class I
   Janus Balanced               12/31/99     0.91%      -1.58%   2.03%   -7.05%    -7.05%    -4.72%   N/A*     N/A*      -4.72%
   Portfolio: Service Shares
   OppenheimerFunds             02/09/87     0.76%      -2.26%   6.62%   -10.76%  -10.76%    -1.31%   2.52%    7.46%     8.70%
   Multiple Strategies
   Fund/VA
----------------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION
   Gartmore GVIT Inv. Dest.     12/12/01     0.61%      -4.50%   6.80%   -18.82%  -18.82%     N/A*    N/A*     N/A*     -16.99%
   Aggressive Fund
   Gartmore GVIT Inv. Dest.     12/12/01     0.61%      -0.15%   2.37%    0.00%     N/A*      N/A*    N/A*     N/A*      0.31%
   Conservative Fund
   Gartmore GVIT Inv. Dest.     12/12/01     0.58%      -2.53%   4.91%   -9.96%    -9.96%     N/A*    N/A*     N/A*      -8.79%
   Moderate Fund
   Gartmore GVIT Inv. Dest.     12/12/01     0.61%      -3.54%   5.99%   -14.93%  -14.93%     N/A*    N/A*     N/A*     -13.36%
   Moderately Aggressive
   Fund
   Gartmore GVIT Inv. Dest.     12/12/01     0.61%      -1.19%   3.82%   -4.53%    -4.53%     N/A*    N/A*     N/A*      -3.75%
   Moderately Conservative
   Fund
----------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BONDS
   Federated GVIT High          10/31/97     1.03%       0.63%   4.50%    2.81%    2.81%     -0.89%   1.07%    N/A*      1.45%
   Income Bond Fund: Class I
   Fidelity VIP High Income     09/19/85     0.71%       1.16%   7.13%    3.03%    3.03%    -11.12%  -6.19%    3.38%     6.33%
   Portfolio:  Initial Class
   MAS GVIT Multi-Sector        10/31/97     1.02%       2.20%   4.06%    6.78%    6.78%     5.18%    3.68%    N/A*      3.75%
   Bond Fund: Class I
   Pioneer High Yield VCT       05/01/00     1.25%       0.07%   7.42%   -1.82%    -1.82%     N/A*    N/A*     N/A*      6.55%
   Portfolio - Class I
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BONDS
   Federated Quality Bond       04/22/99     0.70%       2.59%   2.17%    8.87%    8.87%     8.74%    N/A*     N/A*      6.65%
   Fund II - Primary Shares
   Gartmore GVIT Government     11/08/82     0.75%       2.29%   0.74%   10.54%    10.54%    9.72%    6.78%    6.76%     8.39%
   Bond Fund: Class I
   Neuberger Berman AMT         09/10/84     0.76%       1.01%   0.95%    4.92%    4.92%     6.46%    4.78%    4.89%     6.97%
   Limited Maturity Bond
   Portfolio
   Oppenheimer Bond Fund/VA     04/03/85     0.77%       1.76%   2.34%    8.64%    8.64%     7.13%    5.01%    6.26%     8.00%
   - Initial Class
   Pimco VIT Low Duration       02/16/99     0.69%       0.84%   1.52%    6.62%    6.62%     6.93%    N/A*     N/A*      5.93%
   Portfolio: Admin Class
   Pimco VIT Real Return        09/30/99     0.67%       3.74%   1.06%   17.31%    17.31%    13.34%   N/A*     N/A*      12.21%
   Bond Portfolio: Admin
   Class
   Pimco VIT Total Return       12/31/97     0.66%       1.95%   2.21%    8.70%    8.70%     8.79%    6.64%    N/A*      6.64%
   Bond Portfolio: Admin
   Class
----------------------------------------------------------------------------------------------------------------------------------
CASH
   Gartmore GVIT Money          11/10/81     0.63%       0.05%   0.18%    0.81%    0.81%     3.11%    3.63%    3.77%     5.75%
   Market Fund: Class I
   Gartmore GVIT Money          11/10/81     0.55%       0.05%   0.19%    0.82%    0.82%     3.19%    3.77%    3.94%     5.89%
   Market Fund: Class V
----------------------------------------------------------------------------------------------------------------------------------



The preceding tables display three types of total return. Simply stated, total return shows the percent change in Unit values, with dividends and capital gains reinvested, after the deduction of a 0.40% asset charge (and the deduction of applicable investment advisory fees and other expenses of the underlying mutual funds). The total return figures shown in the Annual Percentage Change and Annualized Percentage Change columns represent annualized figures, i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period quoted. The Non-Annualized Percentage Change total return figures are not annual return figures but instead represent the total percentage change in Unit value over the stated periods without annualization. THE TOTAL RETURN FIGURES DO NOT TAKE INTO ACCOUNT THE SEVERAL OTHER POLICY CHARGES WHICH ARE DESCRIBED IN THE "POLICY CHARGES" SECTION. THESE OTHER CHARGES INCLUDE DEDUCTIONS FROM PREMIUMS, COST OF INSURANCE CHARGES, SURRENDER CHARGES AND A MONTHLY ADMINISTRATIVE CHARGE. FUND PERFORMANCE WOULD BE LOWER THAN THAT REFLECTED IN THE PERFORMANCE TABLE IF THESE CHARGES WERE INCLUDED.

*Performance is not available for these periods.

**The underlying mutual fund Inception Date is the date the underlying mutual fund first became effective, which is not necessarily the same date the underlying mutual fund was first made available through the variable account. For those underlying mutual funds which have not been offered as Sub-Accounts through the variable account for one of the quoted periods, the total return figures will show the investment performance such underlying mutual funds would have achieved (reduced by the 0.40% asset charge and fund investment advisory fees and expenses) had they been offered as Sub-Accounts through the variable account for the period quoted. Certain underlying mutual funds are not as old as some of the periods quoted, therefore, total return figures may not be available for all of the periods shown.

MONEY MARKET RETURNS

Any current yield quotations of the GVIT Gartmore GVIT Money Market Fund: Class I or Class V, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The GVIT Gartmore GVIT Money Market Fund: Class I or Class V's effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the GVIT Gartmore GVIT Money Market Fund: Class I or Class V. The GVIT Gartmore GVIT Money Market
Fund: Class I or Class V's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the GVIT Gartmore GVIT Money Market
Fund: Class I or Class V determines its yield on the basis of a seven day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the Money Market Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the Net Asset Values will remain constant. It should be noted that a contract owner's investment in the GVIT Gartmore GVIT Money Market Fund: Class I or Class V is not guaranteed or Insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance is not a guarantee of future performance. Factors affecting a Sub-Account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

TAX DEFINITION OF LIFE INSURANCE

Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test.

The tables below show the numeric requirements for each test.

GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST
TABLE OF APPLICABLE PERCENTAGES OF CASH VALUE
-----------------------------------------
  ATTAINED AGE OF    PERCENTAGE OF CASH
     INSURED                 VALUE
-----------------------------------------
-----------------------------------------
      0-40                  250%
-----------------------------------------
-----------------------------------------
         41                 243%
-----------------------------------------
-----------------------------------------
         42                 236%
-----------------------------------------
-----------------------------------------
         43                 229%
-----------------------------------------
-----------------------------------------
         44                 222%
-----------------------------------------
-----------------------------------------
         45                 215%
-----------------------------------------
-----------------------------------------
         46                 209%
-----------------------------------------
-----------------------------------------
         47                 203%
-----------------------------------------
-----------------------------------------
         48                 197%
-----------------------------------------
-----------------------------------------
         49                 191%
-----------------------------------------
-----------------------------------------
         50                 185%
-----------------------------------------
-----------------------------------------
         51                 178%
-----------------------------------------
-----------------------------------------
         52                 171%
-----------------------------------------

-----------------------------------------
  ATTAINED AGE OF    PERCENTAGE OF CASH
     INSURED               VALUE
-----------------------------------------
-----------------------------------------
         53                 164%
-----------------------------------------
-----------------------------------------
         54                 157%
-----------------------------------------
-----------------------------------------
         55                 150%
-----------------------------------------
-----------------------------------------
         56                 146%
-----------------------------------------
-----------------------------------------
         57                 142%
-----------------------------------------
-----------------------------------------
         58                 138%
-----------------------------------------
-----------------------------------------
         59                 134%
-----------------------------------------
-----------------------------------------
         60                 130%
-----------------------------------------
-----------------------------------------
         61                 128%
-----------------------------------------
-----------------------------------------
         62                 126%
-----------------------------------------
-----------------------------------------
         63                 124%
-----------------------------------------
-----------------------------------------
         64                 122%
-----------------------------------------
-----------------------------------------
         65                 120%
-----------------------------------------
-----------------------------------------
         66                 119%
-----------------------------------------
-----------------------------------------
         67                 118%
-----------------------------------------
-----------------------------------------
         68                 117%
-----------------------------------------
-----------------------------------------
         69                 116%
-----------------------------------------
-----------------------------------------
         70                 115%
-----------------------------------------
-----------------------------------------
         71                 113%
-----------------------------------------
-----------------------------------------
         72                 111%
-----------------------------------------
-----------------------------------------
         73                 109%
-----------------------------------------
-----------------------------------------
         74                 107%
-----------------------------------------
-----------------------------------------
         75                 105%
-----------------------------------------
-----------------------------------------
         76                 105%
-----------------------------------------
-----------------------------------------
         77                 105%
-----------------------------------------
-----------------------------------------
         78                 105%
-----------------------------------------
-----------------------------------------
         79                 105%
-----------------------------------------
-----------------------------------------
         80                 105%
-----------------------------------------
-----------------------------------------
         81                 105%
-----------------------------------------
-----------------------------------------
         82                 105%
-----------------------------------------
-----------------------------------------
         83                 105%
-----------------------------------------
-----------------------------------------
         84                 105%
-----------------------------------------
-----------------------------------------
         85                 105%
-----------------------------------------
-----------------------------------------
         86                 105%
-----------------------------------------
-----------------------------------------
         87                 105%
-----------------------------------------
-----------------------------------------
         88                 105%
-----------------------------------------
-----------------------------------------
         89                 105%
-----------------------------------------
-----------------------------------------
         90                 105%
-----------------------------------------
-----------------------------------------
         91                 104%
-----------------------------------------
-----------------------------------------
         92                 103%
-----------------------------------------
-----------------------------------------
         93                 102%
-----------------------------------------
-----------------------------------------
         94                 101%
-----------------------------------------
-----------------------------------------
         95                 101%
-----------------------------------------
-----------------------------------------
         96                 101%
-----------------------------------------
-----------------------------------------
         97                 101%
-----------------------------------------
-----------------------------------------
         98                 101%
-----------------------------------------
-----------------------------------------
         99                 101%
-----------------------------------------
-----------------------------------------
        100                 100%
-----------------------------------------

                          Cash Value Accumulation Test

The Cash Value Accumulation Test also requires the Death Benefit to exceed an applicable percentage of the Cash Value. These applicable percentages are calculated by determining net single Premiums for each policy year given a set of actuarial assumptions. The relevant material assumptions include an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Internal Revenue Code Section 7702 for the Cash Value Accumulation Test. The resulting net single Premiums are then inverted (i.e., multiplied by 1/net single Premium) to give the applicable Cash Value percentages. These Premiums vary with the ages, and risk classifications of the Insureds.

The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male non-tobacco preferred issue age 55.

----------------------------------------
       POLICY          PERCENTAGE OF
        YEAR             CASH VALUE
----------------------------------------
----------------------------------------
         1                  302%
----------------------------------------
----------------------------------------
         2                  290%
----------------------------------------
----------------------------------------
         3                  279%
----------------------------------------
----------------------------------------
         4                  269%
----------------------------------------
----------------------------------------
         5                  259%
----------------------------------------
----------------------------------------
         6                  249%
----------------------------------------
----------------------------------------
         7                  240%
----------------------------------------
----------------------------------------
         8                  231%
----------------------------------------
----------------------------------------
         9                  223%
----------------------------------------
----------------------------------------
         10                 215%
----------------------------------------
----------------------------------------
         11                 207%
----------------------------------------
----------------------------------------
         12                 200%
----------------------------------------
----------------------------------------
         13                 193%
----------------------------------------
----------------------------------------
         14                 186%
----------------------------------------
----------------------------------------
         15                 180%
----------------------------------------
----------------------------------------
         16                 174%
----------------------------------------
----------------------------------------
         17                 169%
----------------------------------------
----------------------------------------
         18                 164%
----------------------------------------
----------------------------------------
         19                 159%
----------------------------------------
----------------------------------------
         20                 154%
----------------------------------------
----------------------------------------
         21                 150%
----------------------------------------
----------------------------------------
         22                 146%
----------------------------------------
----------------------------------------
         23                 142%
----------------------------------------
----------------------------------------
         24                 139%
----------------------------------------
----------------------------------------
         25                 136%
----------------------------------------
----------------------------------------
         26                 133%
----------------------------------------
----------------------------------------
         27                 130%
----------------------------------------
----------------------------------------
         28                 127%
----------------------------------------
----------------------------------------
         29                 125%
----------------------------------------
----------------------------------------
         30                 123%
----------------------------------------
----------------------------------------
         31                 121%
----------------------------------------
----------------------------------------
         32                 119%
----------------------------------------
----------------------------------------
         33                 118%
----------------------------------------
----------------------------------------
         34                 116%
----------------------------------------
----------------------------------------
         35                 115%
----------------------------------------
----------------------------------------
         36                 113%
----------------------------------------
----------------------------------------
         37                 112%
----------------------------------------
----------------------------------------
         38                 111%
----------------------------------------
----------------------------------------
         39                 110%
----------------------------------------
----------------------------------------
         40                 108%
----------------------------------------
----------------------------------------
         41                 107%
----------------------------------------
----------------------------------------
         42                 106%
----------------------------------------
----------------------------------------
         43                 104%
----------------------------------------

----------------------------------------
       POLICY          PERCENTAGE OF
        YEAR             CASH VALUE
----------------------------------------
----------------------------------------
         44                 103%
----------------------------------------
----------------------------------------
         45                 102%
----------------------------------------

PART C. OTHER INFORMATION

         Item 27.   Exhibits

                    (a) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with initial registration statement (333-43639) and hereby incorporated by reference.

                    (b)  Not Applicable


                    (c) Underwriting or Distribution of contracts between the Depositor and Principal Underwriter - Filed previously with the registration statement (333-43639) and hereby incorporated by reference.


                    (d) The form of the contract - Filed previously with initial registration statement (333-43639) and hereby incorporated by reference.

                    (e) The form of the contract application - Filed previously with initial registration statement (333-43639) and hereby incorporated by reference.

                    (f) Articles of Incorporation of Depositor - Filed previously with initial registration statement (333-43639) and hereby incorporated by reference.

                    (g) Form of Reinsurance Contracts - Filed previously with Post-Effective Amendment No. 3 to registration statement (333-46338) and hereby incorporated by reference.

                    (h) Form of Participation Agreements - Filed previously with Post-Effective Amendment No. 3 to registration statement (333-46338) and hereby incorporated by reference.

                    (i)  Not Applicable

                    (j)  Not Applicable


                    (k) Opinion of Counsel - Filed previously with Pre-Effective Amendment No. 1 to the registration statement (333-43639) and hereby incorporated by reference.


                    (l)  Not Applicable

                    (m)  Not Applicable


                    (n)  Independent Auditors' Consent - Attached hereto.

                    (o)  Not Applicable

                    (p)  Not Applicable


                    (q) Redeemability Exemption Procedures - Filed previously with Post-Effective Amendment No. 3 to registration statement (333-46338) and hereby incorporated by reference.

Item 28.           DIRECTORS AND OFFICERS OF THE DEPOSITOR

                    W.G. Jurgensen, Director, Chairman of the Board and Chief
                         Executive Officer
                    Joseph J. Gasper, Director, President and Chief Operating
                         Officer
                    Patricia R. Hatler, Executive Vice President, General
                         Counsel and Secretary
                    Richard D. Headley, Executive Vice President
                    Donna A. James, Executive Vice President-Chief
                          Administrative Officer
                    Michael C. Keller, Executive Vice President-Chief
                         Information Officer
                    Douglas C. Robinette, Executive Vice President-Corporate
                         Strategy
                    Robert A. Rosholt, Executive Vice President-Finance and
                         Investments
                    John R. Cook, Jr., Senior Vice President-Chief
                         Communications Officer
                    David A. Diamond, Senior Vice President-Corporate Strategy Philip C. Gath, Senior Vice President-Chief
                          Actuary-Nationwide Financial
                    David K. Hollingsworth, Senior Vice
                         President-President-Nationwide Insurance Sales
                    David R. Jahn, Senior Vice President-Product Management Richard A. Karas, Senior Vice President-Sales-Financial
                         Services
                    Gregory S. Lashutka, Senior Vice President-Corporate
                         Relations
                    Gary D. McMahan, Senior Vice President
                    Michael D. Miller, Senior Vice President-NI Finance
                    Brian W. Nocco, Senior Vice President and Treasurer
                    Mark D. Phelan, Senior Vice President-Technology and
                         Operations
                    Kathleen D. Ricord, Senior Vice President-Marketing and
                         Strategy
                    John S. Skubik, Senior Vice President-Consumer Finance Mark R. Thresher, Senior Vice President-Chief Financial
                         Officer
                    Richard M. Waggoner, Senior Vice President-Operations Susan A. Wolken, Senior Vice President-Product Management
                         and Nationwide Financial Marketing
                    James G. Brocksmith, Jr., Director
                    Henry S. Holloway, Director
                    James F. Patterson, Director
                    Gerald D. Prothro, Director
                    Joseph A. Alutto, Director
                    Donald L. McWhorter, Director
                    Arden L. Shisler, Director Alex Shumate, Director
                    Lydia M. Marshall, Director
                    David O. Miller, Director

                    The business address of the Directors and Officers of the Depositor is:
                    One Nationwide Plaza
                    Columbus, Ohio 43215

Item 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

                 *Subsidiaries for which separate financial statements are filed
                **Subsidiaries included in the respective consolidated financial statements
               ***Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
              ****Other subsidiaries


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                            Registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                            This company is registered as a
                                                                                broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company       Pennsylvania                            The company is registered as a
                                                                                broker-dealer and investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                           Established to grant proper licensing to
  Massachusetts                                                                 Provident Mutual Companies in
                                                                                Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas        Texas                                   Established to grant proper licensing to
                                                                                Provident Mutual Companies in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Companies, Inc. (The)          Texas                                   This corporation acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Company (The)                  Texas                                   The corporation is a third-party administrator
                                                                                providing record keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                   The corporation is an investment advisor registered
                                                                                with the Securities and Exchange Commission
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.      Texas                                   The corporation is a broker-dealer
                                                                                registered with the National Association
                                                                                of Securities Dealers, a self-regulatory
                                                                                body of the Securities and Exchange
                                                                                Commission
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency of Ohio, Inc.        Ohio                                    The corporation is an insurance agency marketing
                                                                                life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency, Inc.                Delaware                                The corporation is an insurance agency marketing
                                                                                life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance Ltd.                 Turks & Caicos                          The corporation is a captive reinsurer.
                                        Islands
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                    The corporation is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                    The corporation provides general printing services
                                                                                to its affiliated companies as well as to
                                                                                unaffiliated companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General  Agency Company        Iowa                                    The corporation acts as a managing general agent and
                                                                                surplus lines broker for property and casualty
                                                                                insurance products.
------------------------------------------------------------------------------------------------------------------------------------


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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                    The corporation engages in the direct Company
                                                                                marketing of property and casualty insurance
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                    The corporation is a property and casualty insurance
                                                                                holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                    The corporation underwrites general property and
  Insurance Company                                                             casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                   The corporation acts as a managing general agent to
                                                                                place personal and commercial automobile insurance
                                                                                with CCMIC for the independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                    The corporation engages in promoting, extending, and
                                                                                strengthening cooperative insurance organizations
                                                                                throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO  Insurance Company               Iowa                                    The corporation underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                 The corporation is an underwriting manager for ocean
                                                                                cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings, plc        England and Wales                       The corporation is a holding company of a group
                                                                                engaged in the management of pension fund assets,
                                                                                unit trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     England                                 To market insurance products and to carry on
                                                                                business in the fields of life, pension, house,
                                                                                motor, marine, fire, employers' liability, accident
                                                                                and other insurance; to act as insurance brokers and
                                                                                consultants and as agents for effecting insurance
                                                                                and obtaining policies in respect of all and every
                                                                                kind of risk and against death, injury or loss
                                                                                arising out of, or through, or in connection with
                                                                                any accidents and against loss or damage to real or
                                                                                personal property.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                              The corporation is a small captive insurance
                                                                                brokerage firm serving principally, but not
                                                                                exclusively, the "traditional" agent producers of
                                                                                CalFarm Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                              The corporation assists agents and affiliated
                                                                                companies in account completion for marketing
                                                                                CalFarm Products.
------------------------------------------------------------------------------------------------------------------------------------


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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Calfarm Insurance Company             California                              The corporation is a California-based multi-line
                                                                                insurance corporation that writes agricultural,
                                                                                commercial, personal and individual health coverages
                                                                                and benefits from the sponsorship of the California
                                                                                Farm Bureau.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Holding, Inc.                 Delaware                                This company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Coda Capital Management, LLC          Pennsylvania                            The company is a convertible bond manager.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual                Texas                                   The corporation underwrites non-standard automobile
  Insurance Company                                                             and motorcycle insurance and various other
                                                                                commercial liability coverage in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                                The corporation is an insurance agency that sells
                                                                                and services commercial insurance. The corporation
                                                                                also provides loss control and compliance consulting
                                                                                services and audit, compilation, and tax preparation
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                                The purpose of the corporation is to create a
                                                                                captive distribution network through which
                                                                                affiliates can sell multi-manager investment
                                                                                products, insurance products and sophisticated
                                                                                estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited             England & Wales                         The corporation is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Dancia Life S.A.                      Luxembourg                              The purpose of this company is to carry out, on its
                                                                                own behalf or on behalf of third parties, any
                                                                                insurance business including coinsurance,
                                                                                reinsurance relating to human life, whether
                                                                                undertaken in Luxembourg or abroad, all real estate
                                                                                business and all business relating to movable
                                                                                assets, all financial business, and other business
                                                                                related directly to the company's objectives which
                                                                                would promote or facilitate the realization of the
                                                                                company's objective.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                                This is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                    The corporation underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Dinamica Participacoes SA             Brazil                                  The company participates in other companies related
                                                                                to the registrant's international operations.

------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                              The purpose of the company is to sell property and
                                                                                casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                   To sell property and casualty insurance products
  LLC                                                                           including, but not limited to, automobile or other
                                                                                vehicle insurance and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency                  California                              The Company places pet insurance business written by
                                                                                Vetrinary Pet Insurance Company outside of
                                                                                California with National Casualty Company
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                    The corporation is an insurance agency that
                                                                                places business not written by the Farmland
                                                                                Insurance Companies with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                    The corporation provides property and casualty
  Company                                                                       insurance primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England & Wales                         Currently inactive
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                 The corporation is an insurance agency marketing
  Agency of Alabama, Inc.                                                       life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                    The corporation is an insurance agency marketing
  Agency of Ohio, Inc.                                                          life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Oklahoma                                The corporation is an insurance agency marketing
  Agency of Oklahoma, Inc.                                                      life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                   The corporation is an insurance agency marketing
  Agency of Texas, Inc.                                                         life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Securities         Oklahoma                                The corporation is a limited broker-dealer doing
  Corporation                                                                   business solely in the financial institutions
                                                                                market.
------------------------------------------------------------------------------------------------------------------------------------
  Florida Records Administrator, Inc.   Florida                                 The corporation administers the deferred
                                                                                compensation plan for the public employees of the
                                                                                State of Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                            This is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  G.I.L. Nominees Limited               England & Wales                         The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England & Wales                         The company is engaged as a general partner in a
                                                                                limited partnership formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England & Wales                         The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Asset Management, Inc.       Delaware                                The company serves as a registered investment
                                                                                advisor/performing equity investment functions.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management Limited   England & Wales                         The company is engaged in investment management and
                                                                                advisory services to business, institutional and
                                                                                private investors.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services, Inc.  Delaware                                The corporation is a limited broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers, LLC       Delaware                                This is a limited liability company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey,                                 The company is engaged in investment administration
  International Limited                 Channel Islands                         and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited        England & Wales                         The company is engaged in authorized unit trust
                                                                                management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management,     Delaware                                This company operates as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset                 Delaware                                The company acts as a holding company for the
  Management Trust                                                              Gartmore Group and as a registered investment
                                                                                advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.     Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners              Delaware                                The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery Fund    England & Wales                         The company is a general partner in two limited
  (G.P.) Limited                                                                partnerships formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited           England & Wales                         The company is engaged in investment management and
                                                                                advisory services to pension funds, unit trusts and
                                                                                other collective investment schemes, investment
                                                                                trusts and portfolios for corporate or other
                                                                                institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment                   England & Wales                         The company is an investment holding company and
  Management plc                                                                provides services to other companies within the
                                                                                Gartmore Group.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          Germany                                 The company is engaged in marketing support.
  GmbH
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          England                                 The company isengaged in investment holding.
  Limited
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                    The corporation provides transfer and dividend
                                                                                disbursing agent services to various mutual fund
                                                                                entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited                Japan                                   The company is engaged in the business of
                                                                                investment management.
------------------------------------------------------------------------------------------------------------------------------------


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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley and Associates,       Oregon                                  The corporation brokers or places book value
  Inc.                                                                          maintenance agreements (wrap contracts) and
                                                                                guaranteed I contracts (GICs) for collective
                                                                                investment trusts and accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital               Oregon                                  The corporation is an investment advisor and stable
  Management, Inc.                                                              value money manager.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Financial             Oregon                                  The corporation is a holding company.
  Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital          Delaware                                The trust acts as a registered investment advisor.
  Trust
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England & Wales                         The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees             England & Wales                         The company is the trustee of the Gartmore
  Limited                                                                       Pension Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview LLC                Delaware                                The company provides customized solutions, in the
                                                                                form of expert advise and investment management
                                                                                services, to a limited number of institutional
                                                                                investors, through construction of hedge fund and
                                                                                alternative asset portfolios and their integration
                                                                                into the entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Secretaries (Jersey) Ltd.    Jersey, Channel                         The company acts as a nominee. The company is
                                        Islands                                 dormant.
------------------------------------------------------------------------------------------------------------------------------------

  Gartmore Securities Limited           England & Wales                         The company is engaged in investment holding and is
                                                                                a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                  The corporation is an Oregon state bank with trust
                                                                                power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited                 England & Wales                         The company is a joint partner in Gartmore Global
                                                                                Partners.
------------------------------------------------------------------------------------------------------------------------------------

  Gates, McDonald & Company             Ohio                                    The company provides services to employers for
                                                                                managing worker's and unemployment compensation
                                                                                matters and employee benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                  The corporation provides self-insurance
  Nevada                                                                        administration, claims examining and data processing
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                                The corporation provides worker's
  York, Inc.                                                                    compensation/self-insured claims administration
                                                                                services to employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus, Inc.       Ohio                                    The corporation provides medical management and cost
                                                                                containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT LLC                           Delaware                                The company is a passive investment holder in
                                                                                Newhouse Special Situations Fund I, LLC for the
                                                                                purpose of allocation of earnings to Gartmore
                                                                                management team as it relates to the ownership and
                                                                                management of Newhouse Special Situations Fund I,
                                                                                LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                                This company holds insurance licenses in numerous
                                                                                states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                    The corporation is an insurance agency and provides
                                                                                commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Landmark Financial Services of New    New York                                The corporation is an insurance agency marketing
  York, Inc.                                                                    life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                   The corporation acts as general agent to market
                                                                                non-standard automobile and motorcycle insurance for
                                                                                Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  Market Street Fund                    Delaware                                This is an open-end diversified management company
                                                                                that serves as an investment medium for the variable
                                                                                life policies and variable annuity of NLICA and
                                                                                NLAICA.
------------------------------------------------------------------------------------------------------------------------------------
  Market Street Investment Management   Pennsylvania                            This is an inactive company.
  Company
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                           The corporation provides third-party administration
                                                                                services for workers compensation, automobile injury
                                                                                and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
**National Casualty Company             Wisconsin                               The corporation underwrites various property and
                                                                                casualty coverage, as well as individual and group
                                                                                accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                 This company is currently inactive.
  America, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                    The corporation administers deferred compensation
  Inc.                                                                          plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                    The company is engaged in making Company (name
                                                                                change) residential (1-4 family) mortgage loans.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                  It is a shell insurer with no active policies or
  Company of America                                                            liabilities.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                    The company invests in affordable multi- family
  LLC                                                                           housing projects throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
**Nationwide Agency, Inc.               Ohio                                    The corporation is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                    The corporation provides property and casualty
  Company                                                                       insurance primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC                 Ohio                                    The purpose of this company is to develop Nationwide
                                                                                Arena and to engage in related Arena district
                                                                                development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England & Wales                         This company acts as a holding company.
  Holdings, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                               The corporation underwrites non-standard auto and
                                                                                motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                    This is a holding company that funds/owns commercial
                                                                                mortgage loans for an interim basis, hedges the
                                                                                loans during the ownership period, and then sells
                                                                                the loans as part of a securitization to generate a
                                                                                profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                    The corporation buys and sells investment securities
  Company                                                                       of a short-term nature as agent for other
                                                                                corporations, foundations, and insurance company
                                                                                separate accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                    The company hold investments in low-income housing
  Corporation, LLC                                                              funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                    The corporation acts primarily as a holding company
                                                                                for entities affiliated with NMIC and NMFIC.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                    The corporation acts as an administrator of
  Company                                                                       structured settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                                The corporation engages in the business of an
  Distributors Agency, Inc.                                                     insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                              The corporation engages in the business of an
  Distributors Agency, Inc. of New                                              insurance agency.
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                           The corporation engages in the business of an
  Distributors Insurance Agency, Inc.                                           insurance agency.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                 The corporation is a long-term insurer that issues
  (Bermuda) Ltd.                                                                variable annuity and variable life products to
                                                                                persons outside the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust                                                                 certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust II                                                              certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services, Inc.   Delaware                                The corporation acts primarily as a holding company
                                                                                for companies within the Nationwide organization
                                                                                that offer or distribute long-term savings and
                                                                                retirement products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. Z o.o        Poland                                  The corporation provides services to Nationwide
                                                                                Global Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation                 Ohio                                    The corporation contributes to non-profit activities
                                                                                and projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General                    Ohio                                    The corporation transacts a general insurance
  Insurance Company                                                             business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                    The company acts as a support company for Nationwide
                                                                                Global Holdings, Inc., in its international
                                                                                capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                              This company is formed to issue shares of mutual
                                                                                funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Ohio                                    The corporation is a holding company for
                                                                                international operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Luxembourg                              It serves as an extension of Nationwide Global
  Luxembourg Branch                                                             Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                  The company acts as a holding company.
  Brazil Participacoes LTDA
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Japan, Inc.         Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Limited             Hong Kong                               The corporation is a holding company for Asian
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Health Plans, Inc.         Ohio                                    The corporation operates as a Health Insurance
                                                                                Corporation (HIC).
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Holdings, SA               Brazil                                  The purpose of the company is to participate in
                                                                                other companies related to the registrant's
                                                                                international operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Home Mortgage              Ohio                                    This corporation performs the marketing function for
  Distributors, Inc.                                                            Nationwide Advantage Mortgage Company.
------------------------------------------------------------------------------------------------------------------------------------
 *Nationwide Indemnity Company          Ohio                                    Acts as a reinsurer by assuming business from NMIC
                                                                                and other insurers within the Nationwide Insurance
                                                                                organization.
------------------------------------------------------------------------------------------------------------------------------------


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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company          Wisconsin                               The corporation is an independent agency personal
  of America                                                                    lines underwriter of property/casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                    The corporation transacts general insurance business
  Florida                                                                       except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                    The company provides administrative services for the
  LLC                                                                           product sales and distribution channels of
                                                                                Nationwide Mutual Insurance Company and its
                                                                                affiliated and subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                              The corporation is a special risk, excess and
  Underwriters, Inc.                                                            surplus lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment                 Oklahoma                                It is a limited broker-dealer company doing business
  Services Corporation                                                          in the deferred compensation market and acts as an
                                                                                investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
**Nationwide Life and Annuity           Ohio                                    The corporation engages in underwriting
  Insurance Company                                                             life insurance and granting, purchasing,
                                                                                and disposing of annuities.
------------------------------------------------------------------------------------------------------------------------------------
 *Nationwide Life and Annuity           Delaware                                The company insures against personal injury,
  Company of America                                                            disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness and every insurance appertaining
                                                                                thereto.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Assurance             Thailand                                The company acts as a holding company.
  Company, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
 *Nationwide Life Insurance Company     Pennsylvania                            The company insures against personal injury,
  of America                                                                    disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness and every insurance appertaining
                                                                                thereto.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                                The company insures against personal injury,
  of Delaware                                                                   disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness and every insurance appertaining
                                                                                thereto.
------------------------------------------------------------------------------------------------------------------------------------
**Nationwide Life Insurance             Ohio                                    This corporation provides individual life, group
  Company                                                                       life and health insurance, fixed and variable
                                                                                annuity products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                   The corporation markets commercial property
                                                                                insurance in Texas.
------------------------------------------------------------------------------------------------------------------------------------


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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management System,         Ohio                                    The corporation offers a preferred provider
  Inc.                                                                          organization and other related products and
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Martima Vida               Brazil                                  To operate as a licensed insurance company in the
  Previdencia S.A.                                                              categories of Life and Unrestricted Private Pension
                                                                                Plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mortgage Holdings,         Ohio                                    The corporation acts as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire                Ohio                                    The company engages in a general insurance and
  Insurance Company                                                             reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                    The company engages in general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate and
                                                                                real estate investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                    The corporation engages in a general insurance
  Insurance Company                                                             business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                                This is an inactive company.
  Inc
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                            This is a holding company for non-insurance
  Company                                                                       subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Plan            Ohio                                    The corporation is an insurance agency providing
  Services, Inc.                                                                individual and group life, disability and health
                                                                                insurance and marketing retirement plan
                                                                                administration and investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                                The corporation markets and administers deferred
  Inc.                                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                 The corporation provides retirement
  Inc. of Alabama                                                               products, marketing/education and
                                                                                administration to public employees and
                                                                                educators.
------------------------------------------------------------------------------------------------------------------------------------


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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                 The corporation markets and administers deferred
  Inc. of Arizona.                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                                The corporation markets and administers deferred
  Inc. of Arkansas                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                 The corporation markets and administers deferred
  Inc. of Montana                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                  The corporation markets and administers deferred
  Inc. of Nevada                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                              The corporation markets and administers
  Inc. of New Mexico                                                            deferred compensation plans for public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                    The corporation provides retirement products,
  Inc. of Ohio                                                                  marketing/education and administration to public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                                The corporation markets and administers
  Inc. of Oklahoma                                                              deferred compensation plans for public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                            The corporation markets and administers deferred
  Inc. of South Dakota                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                   The corporation markets and administers deferred
  Inc. of Texas                                                                 compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                 The corporation markets and administers deferred
  Inc. of Wyoming                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                           The corporation markets and administers deferred
  Insurance Agency, Inc.                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.           Ohio                                    The corporation is a registered broker-dealer and
                                                                                provides investment management and administrative
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company,          Ohio                                    The company performs shared services functions for
  LLC                                                                           the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. Zo.o          Poland                                  The corporation provides services to Nationwide
                                                                                Global Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------


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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Strategic Investment       Ohio                                    The company acts as a private equity fund investing
  Fund, LLC                                                                     in companies for investment purposes and to create
                                                                                strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                  The corporation is authorized to engage in the
  na Zycie S.A.                                                                 business of life insurance and pension products in
                                                                                Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB                                                 This is a federal savings bank chartered by the
                                                                                Office of Thrift Supervision in the United States
                                                                                Department of the Treasury to exercise custody and
                                                                                fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Asset Management        England & Wales                         The company acts as a holding company.
  Holdings, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company,        England & Wales                         The company acts as a holding company.
  Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC        Delaware                                The company invests in financial services companies
                                                                                that specialize in e-commerce and promote
                                                                                distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund,     Delaware                                The company plans to own and manage Contributed
  LLC                                                                           Securities and to achieve long - term capital
                                                                                appreciation from the Contributed Securities and
                                                                                through investments in a portfolio of other equity
                                                                                investments in financial service by the Company to
                                                                                be undervalued.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                                The corporation acts primarily as a holding company
                                                                                for Nationwide Financial Services, Inc. distribution
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Inc.                Bermuda                                 The corporation buys and sells investment securities
  (new company Jul 02)                                                          for its own account in order to enhance the
                                                                                investment returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg, S, A.                 Luxembourg                              The company acts primarily as a holding company for
                                                                                Nationwide Global Holdings, Inc. European
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands, B.V.                 Netherlands                             The company acts as a holding company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.                          United Kingdom                          The company functions as a support company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital, LLC              Delaware                                The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------


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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife                           Luxembourg                              This Luxembourg-based life insurance company
                                                                                provides individual life insurance primarily in the
                                                                                United Kingdom, Belgium and France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                               The corporation provides pension plan administration
                                                                                and record keeping services and pension plan
                                                                                compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                                This is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                    This corporation is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                                The company serves as a general partner in certain
                                                                                real estate limited partnerships invested in by
                                                                                NLICA.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                                This is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.          Bermuda                                 The company will write first dollar insurance
                                                                                policies in the following lines of insurance:
                                                                                workers compensation, general liability and
                                                                                automobile liability for its affiliates in the
                                                                                United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                            This is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview Agency                      Texas                                   The corporation is an insurance agency licensed with
                                                                                the Texas Department of Insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                                This company is an investment advisor and a
                                                                                broker/dealer.
------------------------------------------------------------------------------------------------------------------------------------
  SBSC Ltd. (Thailand)                  Thailand                                This company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                    The corporation engages in a general insurance
                                                                                business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                    The corporation primarily provides excess and
                                                                                surplus lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines              Arizona                                 The corporation provides excess and surplus lines
  Insurance Company                                                             coverage on a non-admitted basis.

------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corp.            Delaware                                The company once used to customize and sell IMACS,
                                                                                NLICA (fka Provident Mutual Life Insurance) direct
                                                                                response administration system.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Insurance Services                California                              The corporation markets and administers executive
  Corporation                                                                   benefit plans.
------------------------------------------------------------------------------------------------------------------------------------
  Vertboise, SA                         Luxembourg                              The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company      California                              This company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.         California                              This corporation acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Villanova Securities, LLC             Delaware                                The purpose of the company is to provide brokerage
                                                                                services for block mutual fund trading for both
                                                                                affiliated and non-affiliated investment advisors
                                                                                and perform block mutual fund trading directly with
                                                                                fund companies.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                              The company operates as a nationwide pet registry
                                                                                service for holders of Veterinary Pet Insurance
                                                                                policies, including pet idemnification and last
                                                                                pet recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                            This company provided administrative services to
  Services, Inc.                                                                NLACA.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance            Arizona                                 The corporation underwrites excess and surplus lines
  Company                                                                       of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
---------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
      (formerly, Nationwide Fidelity                                  Account
      Advisor Variable Account)
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-14                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------

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

---------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VLI Separate Account-6                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------


                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      |
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  1,000,000 |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-99.9%           |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
                     |                 |                                           |
                     |                 |   --------------------------------        |   -------------------------------
                     |                 |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
        ----------------------------   |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
        |        NATIONWIDE        |   |   |            (SIC)             |        |   |                             |
        | HEALTH PLANS, INC. (NHP) |   |   |                              |        |   | Common Stock:  50,000       |
        |                          |   |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |___| Common Stock: 100 Shares |   |   | ------------- Shares         |        |   |                             |
    |   | -------------            |   |   |                              |        |   |                             |
    |   |                          |   |   | Casualty-100%                |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   |         (See Page 2)         |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |   --------------------------------        |   |          NATIONWIDE         |
    |   |  NATIONWIDE MANAGEMENT   |   |   |            ALLIED            |        |   |       INDEMNITY COMPANY     |
    |   |      SYSTEMS, INC.       |   |   |          GROUP, INC.         |        |   |        (NW INDEMNITY)       |
    |   |                          |   |   |            (AGI)             |        |   | Common Stock:  28,000       |
    |___| Common Stock: 100 Shares |   |   |                              |        |___| -------------  Shares       |
    |   | -------------            |   |___| Common Stock: 850 Shares     |        |   |                             |
    |   |                          |   |   | -------------                |        |   |                             |
    |   | NHP-100%                 |   |   |                              |        |   | Casualty-100%               |
    |   ----------------------------   |   | Casualty-100%                |        |   -------------------------------
    |                                  |   |         (See Page 2)         |        |
    |   ----------------------------   |   --------------------------------        |   -------------------------------
    |   |        NATIONWIDE        |   |                                           |   |           LONE STAR         |
    |   |       AGENCY, INC.       |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |___| Common Stock: 100 Shares |   |   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
        | -------------            |   |   |                              |        |___| -------------  Shares       |
        |                          |   |___| Common Stock: 963            |        |   |                             |
        | NHP-99%                  |   |   | ------------- Shares         |        |   |                             |
        ----------------------------   |   |                              |        |   | Casualty-100%               |
                                       |   | Casualty-23.88%              |        |   -------------------------------
        ----------------------------   |   --------------------------------        |                 ||
        |   NATIONWIDE AFFINITY    |   |                                           |                 ||
        |    INSURANCE COMPANY     |   |   --------------------------------        |   -------------------------------
        |        OF AMERICA        |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
        |                          |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
        | Common Stock: 500,000    |   |   |                              |        |   |            COMPANY          |
        | ------------- Shares     |   |___| Mutual-5%                    |        |   |                             |
        |                          |   |   |                              |        |   | Surplus Debentures:         |
        | Casualty-100%            |   |   | NW Indemnity-95%             |        |   | -------------------         |
        ----------------------------   |   |                              |        |   |                             |
                                       |   --------------------------------        |   | Assurance                   |
        ----------------------------   |                                           |   | Lone Star                   |
        |     NEWHOUSE CAPITAL     |   |   --------------------------------        |   |                             |
        |      PARTNERS, LLC       |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
        |                          |   |   |      COMPANY OF FLORIDA      |        |
        | Casualty-70%             |___|   |                              |        |   -------------------------------
        |                          |   |___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
        | GGAMI-19%                |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
        |                          |   |   |                              |        |   |                             |
        | Fire-10%                 |   |   | Casualty-100%                |        |   | Single Member Limited       |
        ----------------------------   |   |                              |        |---| Liability Company           |
                                       |   --------------------------------        |   |                             |
        ----------------------------   |                                           |   | Casualty-100%               |
        |                          |   |                                           |   |                             |
        |                          |   |                                           |   -------------------------------
        |    NATIONWIDE LLOYDS     |   |                                           |
        |                          |===|                                           |   -------------------------------
        |      A TEXAS LLOYDS      |                                               |   |       AMERICAN MARINE       |
        |                          |                                               |   |      UNDERWRITERS, INC.     |
        |                          |                                               |   |                             |
        ----------------------------                                               |   | Common Stock:  20 Shares    |
                                                                                   |___| -------------               |
                                                                                       |                             |
                                                                                       | Casualty-100%               |
                                                                                       |                             |
                                                                                       -------------------------------

                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
==|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
  |                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |_______________________________________________________________________________________________
                                                                                  |                    |               |
_______________________________________________________________________________   |                    |               |
                         |                                       |            |   |                    |               |
                         |   --------------------------------    |   --------------------------------  |  ------------------------
                         |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                      |
                         |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION      |
                         |   |                              |    |   | Common Stock:     Control    |  |  |   ALTERNATIVES, LTD. |
                         |   |                              |    |   | -------------     -------    |  |  |                      |
                         |___| Common Stock:  100 Shares    |    |   | 13,642,432        100%       |  |  |                      |
                         |   | -------------                |    |   |                              |  |  |                      |
                         |   |                              |    |   |          Shares              |  |  | Fire-100%            |
                         |   |                              |    |   |          ------              |  |  |                      |
                         |   | Casualty-100%                |    |   | Casualty 12,992,922          |  |  ------------------------
                         |   --------------------------------    |   | Fire        649,510          |  |
                         |                                       |   |                              |  |
                         |   --------------------------------    |   |             (See Page 3)     |  |
                         |   |                              |    |   --------------------------------  |
                         |   |                              |    |                                     |
                         |   |          NATIONWIDE          |    |   --------------------------------  |
                         |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                         |---|                              |    |   | Common Stock:  12,248 Shares |  |
                         |   |                              |    |   | -------------                |  |
                         |   |                              |    |   |                              |  |
                         |   | Casualty-90%                 |    |   | Casualty-16.2%               |  |
                         |   |                              |    |___| Fire-16.2%                   |---
                         |   --------------------------------    |   | Preferred Stock: 1,466 Shares|
                         |                                       |   | ----------------             |
                         |   --------------------------------    |   |                              |
                         |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |
                         |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                         |   |            (NISC)            |    |   --------------------------------
                         |   |                              |    |
                         |---|     Single Member Limited    |__  |   --------------------------------
                         |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                         |   |                              | |  |   |         UNDERWRITERS         |
                         |   | Casualty-100%                | |  |   |                              |
                         |   -------------------------------- |  |   | Common Stock:  1,000         |
                         |                   |                |  |___| -------------  Shares        |
                         |                   |                |  |   |                              |
                         |   -------------------------------- |  |   |                              |
                         |   |           INSURANCE          | |  |   | Casualty-100%                |
                         |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                         |   |                              | |  |
                         |   | Common Stock: 1,615          | |  |   --------------------------------
                         |   | ------------- Shares         | |  |   |       CALFARM INSURANCE      |
                         |   |                              | |  |   |            COMPANY           |
                         |   |                              | |  |   |                              |
                         |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                         |   -------------------------------- |  |___| -------------  Shares        |
                         |                                    |  |   |                              |
                         |   -------------------------------- |  |   |                              |
                         |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                         |   |          AGENCY LLC          | |  |   --------------------------------
                         |   |                              | |  |
                         |   |     Single Member Limited    | |  |   --------------------------------
                         |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                         |   |                              |    |   |        INVESTORS, LTD        |
                         |   | NISC-100%                    |    |   |                              |
                         |   |                              |    |   | Casualty-95%                 |
                         |   --------------------------------    |---|                              |
                         |                                       |   | NW Indemnity-5%              |
                         |   --------------------------------    |   |                              |
                         |   |      DISCOVER INSURANCE      |    |   --------------------------------
                         |   |          AGENCY OF           |    |
                         |   |          TEXAS, LLC          |    |   --------------------------------
                         |   |                              |    |   |     NATIONWIDE STRATEGIC     |
                         |---|     Single Member Limited    |    |   |     INVESTMENT FUND, LLC     |
                         |---|       Liability Company      |    |   |                              |
                             |                              |    |---|     Single Member Limited    |
                             |                              |    |   |       Liability Company      |
                             --------------------------------        |                              |
                                                                     | Casualty-100%                |
                                                                     |                              |
                                                                     --------------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2003

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------
















                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|                          |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                                    |                             |
                                    |                             |
                                    |                             |
     ----------------------------   |               ----------------------------
     |   NATIONWIDE MORTGAGE    |   |               |            AMCO          |
     |      HOLDINGS INC.       |   |               |     INSURANCE COMPANY    |
     |          (NMH)           |   |               |           (AMCO)         |
  ___|                          |___|            ___|                          |
 |   | AGI-100%                 |               |   | Common Stock:  300,000   |
 |   |                          |               |   | -------------  Shares    |
 |   |                          |               |   |                          |
 |   ----------------------------               |   | AGI-100%                 |
 |                                              |   ----------------------------
 |   ----------------------------               |
 |   |     NATIONWIDE HOME      |               |   ----------------------------
 |   |  MORTGAGE DISTRIBUTORS   |               |   |          ALLIED          |
 |   |           INC.           |               |   |      GENERAL AGENCY      |
 |___|                          |               |   |         COMPANY          |
 |   | NMHI-100%                |               |___|                          |
 |   |                          |               |   | Common Stock:  5,000     |
 |   |                          |               |   | -------------  Shares    |
 |   ----------------------------               |   |                          |
 |                                              |   | AMCO-100%                |
 |   ----------------------------               |   ----------------------------
 |   |        NATIONWIDE        |               |
 |   |    ADVANTAGE MORTGAGE    |               |   ----------------------------
 |   |      COMPANY (NAMC)      |               |   |                          |
 |___|                          |               |   |       ALLIED TEXAS       |
     | Common Stock:  54,348    |               |   |       AGENCY, INC.       |
     | -------------  Shares    |               |___|                          |
     |                          |               |   |                          |
     | NMHI-89.75%              |               |   | AMCO-100%                |
     ----------------------------               |   |                          |
                   |                            |   |                          |
                   |                            |   ----------------------------
     ----------------------------               |
     |           AGMC           |               |   ----------------------------   ----------------------------
     |      REINSURANCE, LTD.   |               |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
     |                          |               |   |           AGENCY         |   |       SERVICES, INC.     |
     | Common Stock:  11,000    |               |   |                          |   |                          |
     | -------------  Shares    |               |___| Common Stock:  1,000     |___| Common Stock:  100       |
     |                          |                   | -------------  Shares    |   | -------------  Shares    |
     | NAMC-100%                |                   |                          |   |                          |
     ----------------------------                   | AMCO-100%                |   | CalFarm Insurance        |
                                                    |                          |   | Agency-100%              |
                                                    ----------------------------   ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  1,695,985 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |               | SIC-5.1%                 |
                                    |   ----------------------------           |___|                          |
                                    |                                          |   | Preferred-A    403,226   |
                                    |   ----------------------------           |   | -----------    Shares    |
                                    |   |         WESTERN          |           |   |                          |
                                    |   |    HERITAGE INSURANCE    |           |   | SIC-100%                 |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |   | Preferred-B    250,596   |
                                        | Common Stock:  4,776,076 |           |   | -----------    Shares    |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   | SIC-96.5%                |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |      VETERINARY PET      |
                                                                               |   |       INSURANCE CO.      |
                                                                               |   |                          |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2003

________________________________________________________________________________
|                   |
|                   |
|                   |
|   ---------------------------------       ---------------------------------
|   |    NATIONWIDE TOWARZYSTWO     |       |  NATIONWIDE GLOBAL HOLDINGS,  |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |     INC.-LUXEMBOURG BRANCH    |
|   |                               |       |             (BRANCH)          |
|   |Common Stock: 1,952,000 Shares |       |                               |___
|   |------------                   |       |                               |
|   |                               |       |                               |
|   |NGH-100%                       |       | Endowment Capital-            |
|   ---------------------------------       ---------------------------------
|                                                           |
|   ---------------------------------       ---------------------------------
|   |                               |       |                               |
|   |          NATIONWIDE           |       |     NGH LUXEMBOURG S.A.       |
|   |      FINANCIAL SP. Z O.O.     |       |          (LUX SA)             |
|___|                               |       |Common Stock:      5,894 Shares|
|   |Common Stock: 40,950 Shares    |    ___|------------                   |___
|   |------------                   |   |   |                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-100%                       |   |   |BRANCH-99.98%                  |
|   ---------------------------------   |   ---------------------------------
|                                       |
|   ---------------------------------   |   ---------------------------------
|   |      SIAM AR-NA-KHET          |   |   |         NGH UK, LTD.          |
|   |     COMPANY LTD. (SIAM)       |   |   |                               |
|---|                               |   |   |                               |
|   |                               |   |___|                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-48.99%                     |   |   |                               |
|   ---------------------------------   |   |LUX SA-100%                    |
|                   |                   |   ---------------------------------
|                   |                   |
|                   |                   |
|   ---------------------------------   |
|   |  NATIONWIDE LIFE ASSURANCE    |   |   ---------------------------------
|   |        COMPANY, LTD.          |   |   |   NATIONWIDE GLOBAL HOLDINGS  |
|   |                               |   |   |   -NGH BRASIL PARTICIPACOES,  |
|   |                               |   |   |       LTDA (NGH BRASIL)       |
|   |NGH-24.3%                      |   |___|                               |
|   |SIAM-37.7%                     |   |   |        Shares                 |
|   ---------------------------------   |   |        ------                 |
|                                       |   |LUX SA 6,164,899               |
|                                       |   |NGH    1                       |
|                                       |   ---------------------------------
|   --------------------------------|   |                   |
|   |     SBSC LTD (THAILAND)       |   |                   |
|   |Common Stock:           24,500 |   |   ---------------------------------
|   |------------                   |   |   |    NATIONWIDE MARTIMA VIDA e  |
|   |Shares                         |   |   |       PREVIDENCIA SA          |
|---|                               |   |   |                               |
    |NGH-.01%                       |   |   |Common Stock: 134,822,225      |
    |                               |   |   |------------  Shares           |
    |SIAM-48.98%                    |   |   |                               |
    ---------------------------------   |   |                               |
                                        |   |DPSA-86.4%                     |
                                        |   ---------------------------------
    ---------------------------------   |                   |
    |     PANEUROLIFE (PEL)         |   |   ---------------------------------
    |                               |   |   |   CLARIENT LIFE INSURANCE     |
    |Common Stock:  1,300,000 Shares|   |___|                               |
    |------------                   |___|   |Common Stock: 65,000 Shares    |
    |                               |   |   |------------                   |
    |                               |   |   |                    Shares     |
    |LUX SA-100%                    |   |   |                    ------     |
    |LUF                            |   |   |LUX SA-100%         64,999     |
    ---------------------------------   |   |NGH                      1     |
                  |                     |   ---------------------------------
                  |                     |                   |
    ---------------------------------   |   ---------------------------------
    |      VERTBOIS, SA             |   |___|                               |
    |                               |       |                               |
    |                               |       |       DANICA LIFE S. A        |
    |                               |       |                               |
    |                               |       |                               |
    |                               |       |                               |
    |                               |       |                               |
    |                               |       |                               |
    | PEL-99.99%                    |       |                               |
    | LUX SA-.01%                   |       |LUX SA-100%                    |
    ---------------------------------       ---------------------------------

                                                                        (middle)


                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |
   |Casualty           |           --------------------
   |   (See Page 1)    |                    |
    -------------------                     |
                            -----------------------------------
                            | NATIONWIDE CORPORATION (NW CORP) |
                            |     Common Stock:    Control     |
                            |     -------------    -------     |
                            |     13,642,432         100%      |
                            |                                  |
                            |            Shares                |
                            |            ------                |
                            |Casualty   12,992,922             |
                            |Fire          649,510             |
                            ---------------------------------
                                             |
                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
_______|___|Common Stock:       1 Share    |             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 4)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |
       |   ---------------------------------
       |   |    NATIONWIDE GLOBAL LIMITED  |
       |   |                               |
       |   |Common Stock: 20,343,752 Shares|
       |___|------------                   |
       |   |                   Shares      |
       |   |                   ------      |
       |   |NGH                20,343,751  |
       |   |LUX SA             1           |
       |   ---------------------------------
       |
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |                               |
       |___|Common Stock:         40 Shares|
       |   |------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |
       |
       |   ---------------------------------
       |   |      NATIONWIDE GLOBAL        |
       |   |         JAPAN, INC.           |
       |___|                               |
       |   |Common Stock:        100 Shares|
       |   |------------                   |
       |   |                               |
       |   |NGH - 100%                     |
       |   ---------------------------------
       |
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:         80 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
           |        Liability Company      |
           |                               |
           |                               |
           |NGH-100%                       |
           ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------



________________________________________________________________
               |                                               |
               |                                               |
 ---------------------------------            ---------------------------------
 |      GARTMORE GLOBAL ASSET    |            |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |            |      & COMPANY (GATES)        |
 |             (GGAMT)           |            |                               |
 |                               |       _____|Common Stock:        254 Shares|
 |                               |       |    |------------                   |
 |                               |       |    |                               |
 |NW Corp-100%                   |       |    |                               |
 |           (See Page 6)        |       |    |NW Corp.-100%                  |
 ---------------------------------       |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |    MEDPROSOLUTIONS, INC.      |
                                         |    |                               |
                                         |    |                               |
                                         |____|                               |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |    COMPANY OF NEW YORK, INC.  |
                                         |    |                               |
                                         |____|Common Stock:       3 Shares   |
                                         |    |------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |       COMPANY OF NEVADA       |
                                         |    |                               |
                                         |    |Common Stock:         40 Shares|
                                         |____|------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATESMCDONALD          |
                                         |    |      HEALTH PLUS, INC.        |
                                         |    |                               |
                                         |____|Common Stock:        200 Shares|
                                              |------------                   |
                                              |                               |
                                              |Gates-100%                     |
                                              ---------------------------------

                                        Subsidiary Companies      -- Solid Line
                                        Contractual Association   -- Double Line
                                        Limited Liability Company -- Dotted Line
                                        March 31, 2003

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                  |                      |
---------------------------    ----------------------------------   |   -----------------------------
|   NATIONWIDE FINANCIAL  |    |   NATIONWIDE LIFE INSURANCE    |   |   |       TBG INSURANCE       |
|  SERVICES CAPITAL TRUST |    |     COMPANY (NW LIFE)          |   |   |    SERVICES CORPORATION   |
|                         |    |                                |   |   |                           |
| Preferred Stock:        | ___| Common Stock: 3,814,779 Shares |   |___|                           |
| ---------------         | |  | ------------                   |   |   |                           |
|                         | |  |                                |   |   |                           |
|                         | |  |                                |   |   |                           |
| NFS-100%                | |  | NFS-100%                       |   |   | NFS-63%                   |
--------------------------- |  ----------------------------------   |   -----------------------------
                            |                                       |
                            |                                       |   -----------------------------
                            |  ----------------------------------   |   |   CAP PRO HOLDING, INC.   |
                            |  |      NATIONWIDE LIFE AND       |   |   |                           |
                            |  |   ANNUITY INSURANCE COMPANY    |   |   |                           |
                            |  |                                |   |   |                           |
                            |__| Common Stock: 66,000 Shares    |   |___|                           |
                            |  | ------------                   |       |                           |
                            |  |                                |       |                           |
                            |  | NW Life-100%                   |       | NFS-63%                   |
                            |  ----------------------------------       -----------------------------
                            |
                            |  ----------------------------------
                            |  |      NATIONWIDE INVESTMENT     |
                            |  |      SERVICES CORPORATION      |
                            |  |                                |
                            |__| Common Stock: 5,000 Shares     |
                            |  | ------------                   |
                            |
                            |  |                                |
                            |  |                                |
                            |  | NW Life-100%                   |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |      NATIONWIDE FINANCIAL      |
                            |__|       ASSIGNMENT COMPANY       |
                            |  |                                |
                            |  | NW LIFE-100%                   |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  | NATIONWIDE PROPERTIES LTD.     |
                            |  |                                |
                            |  | Units:                         |
                            |__| -----                          |
                            |  | NW LIFE-97.6%                  |
                            |  | Casualty-2.4%                  |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |    NATIONWIDE COMMUNITY        |
                            |  |   DEVELOPMENT CORP., LLC       |
                            |  |                                |
                            |--| Units:                         |
                            |  | -----                          |
                            |  | NW LIFE-67%                    |
                            |  | NW Indemnity-33%               |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |     NATIONWIDE AFFORDABLE      |
                            |  |         HOUSING, LLC           |
                            |--|                                |
                               | NW Life-45%                    |
                               | NW Indemnity-45%               |
                               ----------------------------------

                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    Control:        |
                                          |          ------------     -------         |
                                          |            13,642,432       100%          |
                                          |               Shares                      |
                                          |               ------                      |
                                          | Casualty    12,992,922                    |
                                          | Fire           649,510                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
          _________________________________________________________________________________________________________________________
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |     NATIONWIDE TRUST      |       |   NFS DISTRIBUTORS, INC. |        |    NATIONWIDE FINANCIAL         |
                        |       COMPANY, FSB        |       |          (NFSDI)         |        |  SERVICES CAPITAL TRUST II      |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 2,800,000   |       |                          |        |                                 |
                        | ------------  Shares      |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFS-100%                  |       |  NFS-100%                |        | NFS-100%                        |
                        -----------------------------       ----------------------------        -----------------------------------
                                                                        |                                       |
                                      _____________________________________________________________________________________________
                                      |                                 |                  |                    |
                                      |                                 |                  |                    |
                        -----------------------------       ----------------------------   |    -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |   |    |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |   |    |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |   |    |          (401(K))               |
                        |                           |       |                          |   |    |                                 |
                        | Common Stock: 1,000 Shares|       |                          |   |    |                                 |
                        | ------------              |       |                          |   |    |                                 |
                        |                           |       |                          |   |    |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |   |    | NFSDI-100%                      |
                        -----------------------------        ---------------------------   |    -----------------------------------
                                      |||                               ||                 |                    |
    --------------------------------- ||| ----------------------------- ||   --------------------------------   |
    |    FINANCIAL HORIZONS         | ||| |                           | ||   |     NATIONWIDE RETIREMENT    |   |
    |    DISTRIBUTORS AGENCY        | ||| |                           | ||   |      PLAN SERVICES, INC.     |   |
    |     OF ALABAMA, INC.          | ||| |        FLORIDA            | ||   |                              |   |
    | Common Stock: 10,000 Shares   |_||| |        RECORDS            |_||   |   Common Stock:  Control     |   |
    | ------------                  | ||| |    ADMINISTRATOR, INC     |__|   |   -------------  -------     |   |
    |                               | ||| |                           |      |  Class A        NFS-100%     |   |
    |                               | ||| |                           |      |  Class B      NFSDI-100%     |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |                              |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |    LANDMARK FINANCIAL         | ||| |                           |      |      401(k) INVESTMENT       |   |
    |       SERVICES OF             | ||| |                           |      |      SERVICES, INC.          |   |
    |      NEW YORK, INC.           | ||| |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |||_|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
    | ------------                  |_|||_|   AGENCY OF OHIO, INC     |      |-------------                 |   |
    |                               | ||| |                           |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |    FINANCIAL HORIZONS         | ||| |                           |      |      401(k) INVESTMENT       |   |
    |      SECURITIES CORP.         | ||| |                           |      |       ADVISORS, INC.         |   |
    |                               | ||| |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |||_|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  |_|||_|        AGENCY OF          |      |-------------                 |   |
    |                               | ||| |      OKLAHOMA, INC        |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |   AFFILIATE AGENCY, INC.      | ||| |                           |      |    THE 401(k) COMPANY        |   |
    |                               | ||| |                           |      |                              |   |
    | Common Stock: 100 Shares      | ||| |    FINANCIAL HORIZONS            |Common Stock: 855,000 Shares  |   |
    | ------------                  |_|||_|       DISTRIBUTORS        |      |-------------                 |___|
    |                               | |||_|   AGENCY OF TEXAS, INC    |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| ------------------------------     --------------------------------   |
    |    NATIONWIDE FINANCIAL       | ||| |      AFFILIATE AGENCY      |     |                              |   |
    |  INSTITUTION DISTRIBUTORS     | ||| |        OF OHIO, INC.       |     |                              |   |
    |INSURANCE AGENCY, INC. OF MASS.| |||_|                            |     |  RIVERVIEW AGENCY, INC.      |___|
    | Common Stock: 100 Shares      |_||__| Common Stock: 750 Shares   |     |                              |___|
    | ------------                  | |   | ------------               |     |                              |
    |                               | |   |                            |     |                              |
    | NFIDAI-100%                   | |   | NFIDAI-100%                |     |                              |
    --------------------------------- |   ------------------------------     --------------------------------
                                      |
    --------------------------------- |
    |    NATIONWIDE FINANCIAL       | |
    |  INSTITUTION DISTRIBUTORS     | |
    | AGENCY, INC. OF NEW MEXICO    | |
    | Common Stock: 100 Shares      |_|
    | ------------                  |
    |                               |
    | NFIDAI-100%                   |
    ---------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                                   |                                    |
                       --------------------------------      -----------------------------      -------------------------------
                       |  PENSION ASSOCIATES, INC.    |      | NATIONWIDE LIFE INSURANCE |      |     NATIONWIDE FINANCIAL     |
                       |                              |      |    COMPANY OF AMERICA     |      |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |      |         (NLICA)           |      |            (NFSB)            |
                       | ------------                 |      |                           |      | Common Stock: 250,000 Shares |
                       |                              |      |                           |      |                              |
                       |                              |      |                           |      |                              |
                       | NFS-100%                     |      | NFS-100%      (See Page 5)|      | NFS-100%                     |
                       --------------------------------      -----------------------------      -------------------------------
                                                                                                               |
 _______________________________________                                                                       |
                                       |                                                                       |
                        --------------------------------                                        --------------------------------
                        |    NATIONWIDE RETIREMENT     |                                        |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |                                        |                              |
                        |                              |                                        | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |__                                      | ------------                 |
                        | -------------                |  |                                     |                              |
                        |                              |  |                                     |                              |
                        | NFSDI-100%                   |  |                                     | NFSB-100%                    |
                        --------------------------------  |                                     --------------------------------
                                                          |
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |         ALABAMA              | | |        NEW MEXICO         |
                         | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |         ARIZONA              | | |        SO. DAKOTA         |
                         | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |        ARKANSAS              | | |         WYOMING           |
                         | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |      SOLUTIONS, INS.         | | |                           |
                         |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
                         | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
                         | ------------                 | | |           OHIO            |
                         |                              | | |                           |
                         | NRS-100%                     | | |                           |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |    SOLUTIONS, INC. OF        | | |                           |
                         |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
                         |                              | |_|    SOLUTIONS, INC. OF     |
                         | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
                         | ------------                 | | |                           |
                         |                              | | |                           |
                         | NRS-100%                     | | |                           |
                         -------------------------------  | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |    SOLUTIONS, INC. OF        | | |                           |
                         |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
                         | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
                         | ------------                 |_|_|           TEXAS           |
                         |                              |   |                           |
                         | NRS-100%                     |   |                           |
                         --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2003

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |       Common Stock:     Control:       |
                                                        |       -------------     --------       |
                                                        |       13,642,432        100%           |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------
                                                        | Casualty   12,992,922                  |
                                                        | Fire          649,510                  |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
  |  |                           |   |                           |
  |  |  NPHC - 100%              |   |  RCMD - 100%              |
  |  -----------------------------   -----------------------------
  |                |                               |
  |                |                               |
  |  -----------------------------   -----------------------------
  |  |       1717 ADVISORY       |   |       1717 INSURANCE      |
  |  |       SERVICES, INC.      |   |        AGENCY OF          |
  |  |                           |   |      MASSACHUSETTS, INC.  |
  |  |                           |   |                           |
  |  |  RCMD - 100%              |   |  BSI - 100%               |
  |  -----------------------------   -----------------------------
  |
  |
  |  -----------------------------
  |  |       MARKET STREET       |
  |  |        INVESTMENT         |
  |__|      MANAGEMENT COMPANY   |
     |                           |
     |        NPHC - 100%        |
     -----------------------------







    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         March 31, 2003

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

              _________________________________________________________________
              |                |                |                 _____________
 ---------------------------   |                |                |
|     AUDENSTAR LIMITED     |  |   ---------------------------   |
|           (AL)            |  |  |     NATIONWIDE ASSET      |  |
|                           |  |  | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGAMT - 100%              |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |    NATIONWIDE UK ASSET    |  |
|           (RIG)           |  |  | MANAGEMENT HOLDINGS, LTD. |  |
|                           |__|  |         (NUKAMHL)         |  |
|                           |     |                           |  |
| GGAMT - 79%               |     |                           |  |
| AL - 21%                  |     |                           |  |
 ---------------------------      | NAMHL - 100%              |  |
              |                    ---------------------------   |
              |                                 |                |
 ---------------------------       ---------------------------   |
|  GARTMORE RIVERVIEW, LLC  |     |   NATIONWIDE UK HOLDING   |  |
|                           |     |       COMPANY, LTD.       |  |
|                           |     |        (NUKHCL)           |  |
|                           |     |                           |  |
|                           |     |                           |  |
| RIG - 70%                 |     | NUKAMHL - 96.37%          |  |
 ---------------------------       ---------------------------   |
                                                |                |
                                   ---------------------------   |
                                  |     ASSET MANAGEMENT      |  |
                                  |       HOLDINGS PLC        |  |
                                  |         (AMH)             |  |
                                  |                           |  |
                                  |                           |  |
                                  | NUKHCL - 100%             |  |
                                   ---------------------------   |
                                                |                |
                                   ---------------------------   |
                                  |    GARTMORE INVESTMENT    |  |
                                  |       MANAGEMENT PLC      |  |
                                  |           (GIM)           |__|
                                  |                           |
                                  | AMH - 99.99%              |
                                  | GNL - .01%                |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

 -------------------
| NATIONWIDE MUTUAL |____________________________________________________________________________
| INSURANCE COMPANY |____________________________________________________________________________
|   (CASUALTY)      |               |
|  (See Page 1)     |               |
 -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:   Control:         |
                |        ------------    -------         |
                |       13,642,432       100%            |
                |             Shares                     |
                |  Casualty   12,992,922                 |
                |  Fire          649,510                 |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ________________________________________________________________________________________________
 ________________________________________________________________________________________________
                     |             |                                    --------------------------
      --------------------------   |   --------------------------      | GARTMORE INVESTMENT LTD. |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         |     |          (GIL)           |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                          |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                          |
  |  |                          |  |  |                          | |   | GIM - 99.9%              |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%               |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    --------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    --------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN      |
  |  |                          |  |  |                          | |   |         LIMITED          |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                          |
  |  |       SERVICES GMBH      |  |  |                          | |   |                          |
  |__|                          |  |  |                          | |   |                          |
  |  |                          |  |  |                          | |   | GIL - 100%               |
  |  |                          |  |  | GFM - 100%               | |   |                          |
  |  | GISL - 100%              |  |  |                          | |    --------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    --------------------------
  |   --------------------------   |   --------------------------  |   |    GARTMORE 1990 LTD.    |
  |  |  GARTMORE FUND MANAGERS  |  |  | GARTMORE SECURITIES LTD. | |   |                          |
  |  |  INTERNATIONAL LIMITED   |  |  |          (GSL)           | |___|                          |
  |__|         (GFMI)           |  |__|                          | |   |                          |
     |                          |     |                          | |   | GIM - 50%                |
     | GISL - 99.99%            |     | GIM - 99.99%             | |   | GSL - 50%                |
     | GSL - .01%               |     | GNL - .01%               | |    --------------------------
      --------------------------       --------------------------  |
                     |                                             |    --------------------------
      --------------------------                                   |   |   GARTMORE INDOSUEZ UK   |
     |   GARTMORE SECRETARIES   |                                  |   | RECOVERY FUND (G.P.) LTD.|
     |      (JERSEY) LTD.       |                                  |___|                          |
     |                          |                                  |   |                          |
     | GFMI - 94%               |                                  |   | GIM - 50%                |
     | GSL - 3%                 |                                  |   | GNL - 50%                |
     | GIM - 3%                 |                                  |    --------------------------
      --------------------------                                   |
                                                                   |    --------------------------
                                                                   |   |GARTMORE 1990 TRUSTEE LTD.|
                                                                   |   |    (GENERAL PARTNER)     |
                                                                   |___|                          |
                                                                       |                          |
                                                                       | GIM - 50%                |
                                                                       | GSL - 50%                |
                                                                        --------------------------

          -------------------------------------
          |        NATIONWIDE MUTUAL          |
          |      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------









___________________________________________________________________
                                                                  |
 _________________________________________________                |
|                                                |                |
|   --------------------------       --------------------------   |   --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |  |  |    GARTMORE GLOBAL       |
|  |                          |     |     MANAGEMENT LTD.      |  |  |  INVESTMENT, INC. (GGI)  |
|__|                          |     |          (GCM)           |  |__|                          |
|  |                          |     |                          |  |  |        See Page 7        |
|  | GIM - 50%                |     | GIM - 99.99%             |  |  |                          |
|  | GSL - 50%                |     | GSL - 0.1%               |  |  |                          |
|   --------------------------       --------------------------   |   --------------------------
|                                                |                |   --------------------------
|   --------------------------       --------------------------   |  |     GARTMORE GLOBAL      |
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |  |  |      VENTURES, INC.      |
|  |          (GNL)           |     |         (GUS)            |  |__|                          |
|__|                          |     |                          |     |                          |
|  |                          |     |                          |     |                          |
|  |                          |     |                          |     |                          |
|  | GIM - 99.99%             |     |                          |     | GGAMT - 100%             |
|  | GSL - .01%               |     | GCM - 100%               |      --------------------------
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |     GARTMORE PENSION     |     | GARTMORE GLOBAL PARTNERS |
|  |       TRUSTEES, LTD.     |     |    (GENERAL PARTNER)     |
|__|                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99%                |     | GUS - 50%                |
|  | GSL - 1%                 |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------



                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2003

                                                                     (left side)

                                                 NATIONWIDE(R)

 -------------------
|  FARMLAND MUTUAL  |
| INSURANCE COMPANY |        --------------------
|                   |       | NATIONWIDE MUTUAL |_____________________________
|Guaranty Fund      |_______| INSURANCE COMPANY |_____________________________
|Certificate        |_______|                   |      |
|                   |       |     (CASUALTY)    |      |
|   Casualty        |       |    (See Page 1)   |      |
|  (See Page 1)     |       ---------------------      |
---------------------                                  |
                                                       |
                                   ------------------------------------------
                                   |     NATIONWIDE CORPORATION (NW CORP)   |
                                   |       Common Stock:      Control:      |
                                   |       13,642,432         100%          |
                                   |           Shares                       |
                                   |Casualty  12,992,922                    |
                                   |Fire         649,510                    |
                                   ------------------------------------------
                                                       |
                                                       |
                                      ------------------------------------
                                      |         GARTMORE GLOBAL          |
                                      |         ASSET MANAGEMENT         |
                                      |           TRUST (GGAMT)          |
                                      |                                  |
                                      |NW Corp.- 100%                    |
                                      ------------------------------------
                                                       |
                                                       |
                                      -------------------------------------
                                      |         GARTMORE GLOBAL           |
                                      |      INVESTMENTS, INC. (GGI)      |
                                      |                                   |
                                  ____| Common Stock: 958,750 Shares      |
                                  |   | GGAMT-94%                         |
                                  |   | Preferred Stock: 500,000 Shares   |
                                  |   | GGAMT-100%                        |
                                  |   -------------------------------------
                                  |                    |
                                  |                    |
                                  |   -------------------------------------
                                  |   |       GARTMORE S.A. CAPITAL       |
                                  |   |            TRUST (GSA)            |
                                  |   |                                   |____
                                  |   |                                   |
                                  |   |      DELAWARE BUSINESS TRUST      |
                                  |   -------------------------------------
                                  |                    |
                                  |                    |
                                  |   --------------------------------------
                                  |   |         GARTMORE EMERGING          |
                                  |   |           MANAGERS, LLC            |
                                  |   |               (GEM)                |___
                                  |   |                                    |   |
                                  |   |                                    |   |
                                  |   | GSA-100%                           |   |
                                  |   --------------------------------------   |
                                  |                    |                       |
                                  |                    |                       |
                                  |   ---------------------------------------  |
                                  |   |            NORTHPOINTE              |  |
                                  |   |            CAPITAL LLC              |--|
                                  |   |                                     |  |
                                  |   | GEM-65%                             |  |
                                  |   ---------------------------------------  |
                                  |                    |                       |
                                  |                    |                       |
                                  |   ---------------------------------------  |
                                  |   |            CODA CAPITAL             |  |
                                  |   |           MANAGEMENT LLC            |  |
                                  |   |                                     |---
                                  |   | GEM-79%                             |
                                  |   ---------------------------------------
                                  |                    |
                                  |                    |
                                  |   ---------------------------------------
                                  |   |        GARTMORE MUTUAL FUND         |
                                  |   |           CAPITAL TRUST             |
                                  |__ |                                     |
                                      |       DELAWARE BUSINESS TRUST       |
                                      ---------------------------------------
                                                       | |
                                                       | |
                                      ---------------------------------------
                                      |        MARKET STREET FUND           |
                                      |                                     |
                                      |                                     |
                                      |       DELAWARE BUSINESS TRUST       |
                                      ---------------------------------------

                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------















          -------------------------------------
          |       GARTMORE GLOBAL ASSET       |
          |          MANAGEMENT, INC.         |
__________|              (GGAMI)              |______
          |                                   |      |
          | GSA-100%                          |      |
          -------------------------------------      |
                                                     |
          -------------------------------------      |
          |             GARTMORE              |      |
          |      INVESTORS SERVICES, INC.     |      |
          |                                   |      |
          | Common Stock: 5 Shares            |      |
          | ------------                      |______|
          |                                   |      |
          |                                   |      |
          | GGAMI-100%                        |      |
          -------------------------------------      |
                                                     |
          -------------------------------------      |      -------------------------------------
          |      NATIONWIDE GLOBAL FUNDS      |      |      |            GARTMORE MORLEY        |
          |                                   |      |      |       FINANCIAL SERVICES, INC.    |
          |                                   |______|      |               (MORLEY)            |
          |                                   |_____________|                                   |___
          |       LUXEMBOURG SICAV            |      |      | Common Stock: 82,343 Shares       |   |
          |                                   |      |      | ------------                      |   |
          |                                   |      |      | GGAMI-100%                        |   |
          -------------------------------------      |      -------------------------------------   |
                                                     |                                              |
          -------------------------------------      |      -------------------------------------   |
          |       GARTMORE DISTRIBUTION       |      |      |        GARTMORE MORLEY CAPITAL    |   |
          |          SERVICES, INC.           |      |      |         MANAGEMENT, INC           |   |
          |                                   |      |      |                                   |   |
          |                                   |      |      |                                   |   |
          | Common Stock: 10,000 Shares       |______|      | Common Stock:  500 Shares         |___|
          | ------------                      |      |      | ------------                      |   |
          |                                   |      |      |                                   |   |
          | GGAMI-100%                        |      |      | Morley-100%                       |   |
          -------------------------------------      |      -------------------------------------   |
                                                     |                                              |
          -------------------------------------      |      -------------------------------------   |
          | CORVIANT CORPORATION              |      |      |               GARTMORE            |   |
          | (CC)                              |      |      |             TRUST COMPANY         |   |
          |                                   |      |      |                                   |   |
          | Common Stock:       450,000 Shares|      |      | Common Stock: 2,000 Shares        |   |
          | ------------                      |      |      | ------------                      |   |
          | Series A Preferred: 250,000 Shares|______|      |                                   |___|
          |                                   |      |      |                                   |   |
          |                                   |      |      |                                   |   |
          | GGAMI-100%                        |      |      | Morley-100%                       |   |
          -------------------------------------      |      -------------------------------------   |
                           |                         |                                              |
                           |                         |                                              |
          -------------------------------------      |      -------------------------------------   |
          | VILLANOVA SECURITIES, LLC         |      |      |           GARTMORE MORLEY &       |   |
          |                                   |      |      |            ASSOCIATES, INC.       |   |
          |                                   |      |      |                                   |   |
          |                                   |      |      | Common Stock: 3,500 Shares        |   |
          |                                   |      |      | ------------                      |___|
          |                                   |      |      |                                   |
          | CC-100%                           |      |      | Morley-100%                       |
          -------------------------------------      |      -------------------------------------
                                                     |
          -------------------------------------      |      -------------------------------------
          |                                   |      |      |                                   |
          | GGI MGT LLC                       |      |      |           NEWHOUSE SPECIAL        |
          | (GGIMGT)                          |      |      |       SITUATIONS FUND I, LLC      |
          |                                   |      |      |                                   |
          |                                   |------------ | Common Stock: 10,000 Shares       |
          |                                   |             | ------------                      |
          |                                   |             | GGIMGT-10%                        |
          |                                   |             | Class A Preferred: 10,000 Shares  |
          | GGAMI-100%                        |             | GGAMI-75%                         |
          -------------------------------------             -------------------------------------


                                                                                            Subsidiary Companies      - Solid Line
                                                                                            Contractual Association   - Double Line
                                                                                            Limited Liability Company - Dotted Line

                                                                                            March 31, 2003

Item 30.      INDEMNIFICATION

              Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.      PRINCIPAL UNDERWRITER

               (a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-7, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide Variable Account-13, Nationwide Variable Account-14, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-C, Nationwide VL Separate Account-C, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, and Nationwide VLI Separate Account-5, all of which are separate investment accounts of Nationwide or its affiliates.

               (b) NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND OFFICERS

                    Joseph J. Gasper, Director and Chairman of the Board Richard A. Karas, Director and Vice Chairman
                    Duane C. Meek, President
                    William G. Goslee, Senior Vice President
                    Mark R. Thresher, Director, Senior Vice President and
                        Treasurer
                    Kevin S. Crossett, Vice President
                    Trey Rouse, Vice President
                    Peter R. Salvator, Vice President
                    Barbara J. Shane, Vice President-Compliance Officer
                    Karen R. Tackett, Vice President
                    Alan A. Todryk, Vice President-Taxation
                    Carol L. Dove, Associate Vice President-Treasury Services
                        and Assistant Treasurer
                    Glenn W. Soden, Associate Vice President and Secretary Thomas E. Barnes, Associate Vice President and Assistant
                        Secretary
                    John F. Delaloye, Assistant Secretary
                    Dina A. Tantra, Assistant Secretary
                    Mark D. Maxwell, Assistant Secretary

                    E. Gary Berndt, Assistant Treasurer
                    Terry C. Smetzer, Assistant Treasurer

                    The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
                    One Nationwide Plaza
                    Columbus, Ohio 43215

(c)

         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                                        DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                            COMMISSIONS ANNUITIZATION
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
                                        N/A                      N/A                     N/A                N/A
         Nationwide Investment
         Services Corporation
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------


Item 32.      LOCATION OF ACCOUNTS AND RECORDS

              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 33.      MANAGEMENT SERVICES
              Not Applicable

Item 34.      FEE REPRESENTATION

              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VL SEPARATE ACCOUNT-C, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 29th day of April, 2003.


                             NATIONWIDE VL SEPARATE ACCOUNT-C
                             ---------------------------------------------------
                             (Registrant)

                             NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                             ---------------------------------------------------
                             (Depositor)

                             By: /s/ STEVEN SAVINI, ESQ.
                             ---------------------------------------------------
                             Steven Savini, Esq.



As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on this 29th day of April, 2003.


               SIGNATURE                                   TITLE


/s/ W. G. JURGENSEN                         Director and Chief Executive Officer
----------------------------------------
W. G. Jurgensen

/s/ JOSEPH J. GASPER                             Director and President and
----------------------------------------
Joseph J. Gasper                                  Chief Operating Officer

/s/ Joseph A. Alutto                                      Director
----------------------------------------
Joseph A. Alutto

/s/ James G. Brocksmith, Jr.                              Director
----------------------------------------
James G. Brocksmith, Jr.

/s/ Henry S. Holloway                                     Director
----------------------------------------
Henry S. Holloway

/s/ Lydia M. Marshall                                     Director
----------------------------------------
Lydia M. Marshall

/s/ Donald L. McWhorter                                   Director
----------------------------------------
Donald L. McWhorter

/s/ David O. Miller                                       Director
----------------------------------------
----------------------------------------
David O. Miller

/s/ James F. Patterson                                    Director
----------------------------------------
----------------------------------------
James F. Patterson
/s/ Gerald D. Prothro                                     Director
----------------------------------------
----------------------------------------
Gerald D. Prothro
/s/ Arden L. Shisler                                      Director
----------------------------------------
----------------------------------------
Arden L. Shisler
/s/ Alex Shumate                                          Director
----------------------------------------
----------------------------------------
Alex Shumate


                                        /s/ STEVEN SAVINI
                         ------------------------------------------------

                                       Steven Savini, Esq
                                        Attorney-in-Fact